UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2006 - April 30, 2007

Item 1:	Reports to Shareholders

Vanguard® Municipal Bond Funds

> Semiannual Report

April 30, 2007

Vanguard Tax-Exempt Money Market Fund

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Insured Long-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

>	The Vanguard Municipal Bond Funds produced returns between 1.5% and
1.8% during the six-month period ended April 30, 2007.

>	Of the seven funds, all but the High-Yield Tax-Exempt Fund outperformed the average returns of their peer groups.

>	As the Federal Reserve Board sat tight, the municipal bond market was relatively subdued.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	8
Tax-Exempt Money Market Fund	10
Short-Term Tax-Exempt Fund	16
Limited-Term Tax-Exempt Fund	25
Intermediate-Term Tax-Exempt Fund	34
Insured Long-Term Tax-Exempt Fund	43
Long-Term Tax-Exempt Fund	52
High-Yield Tax-Exempt Fund	61
About Your Fund’s Expenses	70
Trustees Approve Advisory Arrangement	73
Glossary	74

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2007
					SEC	Taxable-
	Ticker	Total	Income	Capital	Annualized	Equivalent
Vanguard Tax-Exempt Fund	Symbol	Return	Return	Return	Yield[1]	Yield[2]
Money Market[3]	VMSXX	1.8%	1.8%	0.0%	3.78%	5.82%
Short-Term
Investor Shares	VWSTX	1.6	1.7	–0.1	3.58	5.51
Admiral™ Shares[4]	VWSUX	1.6	1.7	–0.1	3.65	5.62
Limited-Term
Investor Shares	VMLTX	1.5	1.7	–0.2	3.65	5.62
Admiral Shares	VMLUX	1.6	1.8	–0.2	3.72	5.72
Intermediate-Term
Investor Shares	VWITX	1.5	2.0	–0.5	3.77	5.80
Admiral Shares	VWIUX	1.6	2.1	–0.5	3.84	5.91
Insured Long-Term
Investor Shares	VILPX	1.5	2.2	–0.7	3.94	6.06
Admiral Shares	VILQX	1.6	2.3	–0.7	4.01	6.17
Long-Term
Investor Shares	VWLTX	1.6	2.3	–0.7	3.99	6.14
Admiral Shares	VWLUX	1.6	2.3	–0.7	4.06	6.25
High-Yield
Investor Shares	VWAHX	1.7	2.2	–0.5	4.13	6.35
Admiral Shares	VWALX	1.8	2.3	–0.5	4.20	6.46

1	7-day yield for the Tax-Exempt Money Market Fund; 30-day yield for the other funds.
2

This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

3

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

4	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

The municipal bond market was quiet during the past six months, as the Federal Reserve Board took a wait-and-see approach to monetary policy. The difference between short- and long-term bond yields was modest, a relationship that has persisted for much of the past year. As their similar yields would suggest, the seven Vanguard Municipal Bond Funds produced similar six-month returns.

With the exception of Vanguard High-Yield Tax-Exempt Fund, which typically holds higher-quality securities than competing funds, the Vanguard funds outperformed the average returns of their peer groups. The Tax-Exempt Money Market Fund maintained a share price of $1, as is expected, but not guaranteed. Fund yields, returns, and taxable-equivalent yields appear in the table on page 1.

Bonds produced modest gains

The Federal Reserve Board maintained its target for the federal funds rate at 5.25% throughout the six-month period. The inversion of the yield curve continued, with yields of long-term bonds remaining lower than short-term yields. As inflation fears abated, the premium generally paid for long-term bonds—and for the longer commitment of capital—diminished.

Money market instruments continued to be a bright spot in the fixed income firmament, returning 2.5% for the half-year,

2

as measured by the Citigroup 3-Month Treasury Bill Index. The yield of 3-month U.S. Treasuries was 4.8% at the end of the period. For the six months, the broad taxable bond market returned 2.6%, while municipal bonds posted a return of 1.6%.

Stocks soared to a new high in the final month of the period

The U.S. stock market was particularly volatile during the six-month period. The Dow Jones Industrial Average crept up gradually through the first three months, fell steeply in late February, then recovered in March and climbed steadily through April. The Dow closed above 13,000 for the first time on April 25 and gained 5.9% overall for the month, its best single-month performance since December 2003.

During the period, the market was buoyed by economic reports that showed slower, but broad-based, growth in the domestic economy, and by strong profit reports from a host of blue-chip companies. Once again, international stocks outperformed U.S. equities. In a marked turnaround from recent years, large-capitalization stocks outpaced small-cap issues.

Tight yield spreads and similar returns

During the past six months, the Vanguard Municipal Bond Funds returned between 1.5% and 1.8%. The Money Market and High-Yield Funds produced the highest returns, an unusual pairing in most market environments. This similarity of returns reflected the striking compression of yields

Market Barometer
			Total Returns
		Periods Ended April 30, 2007
	Six Months	One Year	Five Years[1]
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	2.6%	7.4%	5.1%
Lehman Municipal Bond Index	1.6	5.8	5.2
Citigroup 3-Month Treasury Bill Index	2.5	5.0	2.6

Stocks
Russell 1000 Index (Large-caps)	9.1%	15.2%	9.1%
Russell 2000 Index (Small-caps)	6.9	7.8	11.1
Dow Jones Wilshire 5000 Index (Entire market)	9.1	14.5	9.7
MSCI All Country World Index ex USA (International)	16.1	19.7	18.3

CPI
Consumer Price Index	2.4%	2.6%	2.8%

1	Annualized.

3

across most fixed income securities. For example, the SEC yield of the Tax-Exempt Money Market Fund, which holds short-term, high-quality securities, was 3.78% at the end of the period. Investor Shares of the High-Yield Fund, which holds long-term, lower-quality issues, yielded 4.13% (Admiral Shares yielded 4.20%).

Investor Shares of the Limited-Term, Intermediate-Term, and Insured Long-Term Funds returned 1.5% (Admiral Shares for each of these funds returned +1.6%). These funds have very different average maturities, but in the current interest rate environment produced very similar returns.

Over the past 12 months, a period that includes a full year of income, the funds produced a wider range of returns, from 3.6% to 6.2%. The Money Market and Short-Term Funds defined the lower bound, while the Long-Term and High-Yield Funds recorded the highest 12-month returns through a combination of higher income and modest gains in the funds’ share prices.

Funds’ enduring strengths apparent in unusual environment

Despite the narrow yield spreads, and the limited opportunity for the funds to differentiate themselves from each other during the past six months, Vanguard’s

Total Returns
Twelve Months Ended April 30, 2007
	Total	Income	Capital
Tax-Exempt Fund Investor Shares	Return	Return	Return
Money Market	3.6%	3.6%	0.0%
Short-Term	3.6	3.2	0.4
Limited-Term	3.9	3.4	0.5
Intermediate-Term	5.4	4.3	1.1
Insured Long-Term	5.9	4.7	1.2
Long-Term	6.2	4.8	1.4
High-Yield	6.2	4.7	1.5

4

Municipal Bond Funds generally outperformed their peer groups. Their success reflected the emphasis by the funds’ advisor, Vanguard Fixed Income Group, on high-quality securities and middle-of-the-road interest rate sensitivity—a productive response to flat and stable yields and the relatively low reward available from higher-risk securities.

The performance also underscores the importance of Vanguard’s low costs, which give our managers a big head start in the race to provide you with competitive returns.

Only the High-Yield Tax-Exempt Fund trailed its peer-group average, a performance consistent with the fund’s emphasis on the sector’s highest-quality securities. Although the peer group’s willingness to hold lower-quality issues has paid off in recent periods, our managers consider the risk–reward balance in the lower-rated bonds unattractive for long-term investors.

Solid investment options for a balanced portfolio

Although the interest rate environment has been unusual during the past year, the enduring strengths of our municipal bond funds have remained clear: an emphasis on high-quality securities,

Total Returns
Six Months Ended April 30, 2007
		Average
	Vanguard	Competing
Tax-Exempt Fund Investor Shares	Fund	Fund[1]
Money Market	1.8%	1.5%
Short-Term	1.6	1.3
Limited-Term	1.5	1.3
Intermediate-Term	1.5	1.1
Insured Long-Term	1.5	1.2
Long-Term	1.6	1.3
High-Yield	1.7	2.3

1	Derived from data provided by Lipper Inc.

5

prudent portfolio positioning, and the competitive income and total returns that result from excellent management and very low expense ratios.

A glance at the taxable-equivalent yields on page 1 suggests that our municipal bond funds can more than hold their own as the fixed income allocation in a high-income investor’s taxable portfolio, while our Tax-Exempt Money Market Fund can serve as a competitive short-term savings vehicle.

Used in combination with broadly diversified stock funds, our municipal bond offerings can be an important part of your plan for reaching long-term financial goals.

We thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

May 10, 2007

Annualized Expense Ratios[1]
Your fund compared with its peer group
			Peer-Group
	Investor	Admiral	Expense
Tax-Exempt Fund	Shares	Shares	Ratio
Money Market	0.10%	—	0.74%
Short-Term	0.15	0.08%	0.63
Limited-Term	0.15	0.08	0.84
Intermediate-Term	0.15	0.08	0.90
Insured Long-Term	0.15	0.08	1.15
Long-Term	0.15	0.08	1.09
High-Yield	0.15	0.08	1.16

1

Fund expense ratios reflect the six months ended April 30, 2007. Peer groups are: for the Tax-Exempt Money Market Fund, the Average Tax-Exempt Money Market Fund; for the Short-Term Tax-Exempt Fund, the Average 1–2 Year Municipal Fund; for the Limited-Term Tax-Exempt Fund, the Average 1–5 Year Municipal Fund; for the Intermediate-Term Tax-Exempt Fund, the Average Intermediate Municipal Fund; for the Insured Long-Term Tax-Exempt Fund, the Average Insured Municipal Fund; for the Long-Term Tax-Exempt Fund, the Average General Municipal Fund; and for the High-Yield Tax-Exempt Fund, the Average High-Yield Municipal Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture data through year-end 2006.

6

Your Fund’s Performance at a Glance
October 31, 2006–April 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Exempt Fund	Share Price	Share Price	Dividends	Gains
Money Market	$ 1.00	$ 1.00	$0.018	$0.000
Short-Term
Investor Shares	15.58	15.57	0.255	0.000
Admiral Shares	15.58	15.57	0.260	0.000
Limited-Term
Investor Shares	10.72	10.70	0.182	0.000
Admiral Shares	10.72	10.70	0.185	0.000
Intermediate-Term
Investor Shares	13.37	13.30	0.273	0.000
Admiral Shares	13.37	13.30	0.278	0.000
Insured Long-Term
Investor Shares	12.68	12.57	0.284	0.019
Admiral Shares	12.68	12.57	0.289	0.019
Long-Term
Investor Shares	11.34	11.26	0.256	0.000
Admiral Shares	11.34	11.26	0.259	0.000
High-Yield
Investor Shares	10.91	10.85	0.247	0.000
Admiral Shares	10.91	10.85	0.251	0.000

7

Advisor’s Report

In a relatively flat and stable interest rate environment, Vanguard Municipal Bond Funds produced similar returns across all market segments, ranging from 1.5% to 1.8% for the six months ended April 30, 2007. Six of the seven funds outperformed the average returns of their peer groups; the exception was the High-Yield Tax-Exempt Fund, which returned a bit less than its peer-group average.

The investment environment

The U.S. economy continued to expand during the past six months, but at a slower pace than that observed 12 months ago. Consumer spending has increased solidly, as rising incomes and improved job prospects have helped to partially mitigate high energy prices, a slumping housing market, and higher short-term interest rates. Consensus expectations point to continued growth in real gross domestic product at a pace below 3% through year-end 2007.

The inflation picture has been mixed, with the core Consumer Price Index (CPI) bumping up against the Federal Reserve Board’s perceived threshold for price stability over the past 12 months. Nevertheless, Fed officials have stressed that long-run inflation expectations, as reflected in the difference between nominal and inflation-adjusted interest rates, remain fairly “contained.” Consequently, expectations for core CPI inflation going forward are for a modest and gradual deceleration toward 2%, from the 2.6% rate of the past 12 months.

Consistent with its inflation assessment, the Federal Reserve has left the target for the federal funds rate unchanged at 5.25% since June 2006. As of this writing, the futures market projects that the Fed may begin to lower its target rate in early 2008.

Interest rate activity remained subdued

U.S. Treasury and municipal bond yields were relatively stable during the past six months, with only modest change at both ends of the curve. In the Treasury market, yields of securities with maturities of 5 years and shorter fell over the period, while yields of longer-maturity Treasury securities increased. Municipal yields changed in a similar fashion. On balance, Treasury bonds outperformed their municipal counterparts during the six months.

For calendar-year 2006, new tax-exempt issue supply fell 6.1% to $383.4 billion, mainly because of a sharp decline in refunding issuance. The value of refunding issuance, which has been a big source of new municipal debt over the past few years, fell 41%, driving down the availability of municipal bonds in the market. This trend reversed during the first four months of calendar 2007. New issuance was up 36.7% over the same period in 2006, totaling $135.4 billion, and refunding volume increased by 71.6%.

Management of the funds

The Vanguard Municipal Bond Funds produced similar returns during the past six months. At the top of the range were the Tax-Exempt Money Market Fund

8

and the Admiral Shares of the High-Yield Tax-Exempt Fund, both returning 1.8%. At the bottom were the Investor Shares of the Limited-, Intermediate-, and Insured Long-Term Tax-Exempt Funds, which returned 1.5%. These narrow differences reflect the relative flatness of the yield curve.

We kept the funds’ durations—measures of sensitivity to interest rate changes—near the midpoint of their typical ranges, positions consistent with our expectation of relatively stable longer-term rates and the market’s consensus that the Fed may force short-term rates lower over the next year. As always, security selection reflected the funds’ high-quality focus. This bias kept the High-Yield Tax-Exempt Fund a bit behind the return of its peer group, a pattern we expect to see when riskier securities outperform, as they did during the past six months.

Vanguard maintains a higher-quality bias in our portfolios as a matter of course, relying on our expense advantage to provide an attractive and superior tax-exempt dividend without stretching for lower quality or portfolio market risk. The near-term “cost” of this quality bias seems especially small today. Tax-exempt quality spreads have collapsed since late 2003, as the economy has firmed and memories of credit disasters (California’s fiscal crisis, Enron, the post-stock-market-bubble telecom blowups) have faded. Quality spreads now approach the lowest levels previously reached in the mid- to late 1990s.

Over time, we expect our funds’ combination of low costs, prudent management, and bias toward high-quality issues to produce more-than-competitive returns, without subjecting shareholder capital to the significant risks lurking in the lower-rated tiers of the municipal bond market.

Christopher M. Ryon, Principal

Pamela Wisehaupt Tynan, Principal

Reid O. Smith, Principal

Vanguard Fixed Income Group

May 14, 2007

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
			Change
Maturity	October 31, 2006	April 30, 2007	(basis points)[1]
2 years	3.47%	3.60%	+13
5 years	3.45	3.60	+15
10 years	3.64	3.76	+12
30 years	4.07	4.10	+3

1.	One basis point equals 1/100 of a percentage point.

Source: Vanguard.

9

Tax-Exempt Money Market Fund

Fund Profile

As of April 30, 2007

Financial Attributes

Yield	3.8%
Average Weighted Maturity	25 days
Average Quality[1]	MIG-1
Expense Ratio	0.10%[2]

Largest State Concentrations[3]

Texas	17%
Illinois	9
Florida	5
Tennessee	4
Colorado	4
Georgia	4
Michigan	4
North Carolina	4
New York	3
Indiana	3
Top Ten	57%

Distribution by Credit Quality[4](% of portfolio)

MIG-1/SP-1/F-1+	91%
A-1/P-1	8
AAA	1

1	Moody’s Investors Service.
2	Annualized.
3	Percentages of total net assets, excluding any futures contracts.
4	Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 74 for a glossary of investment terms.

10

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1997	3.5%	3.0%
1998	3.4	3.0
1999	3.1	2.6
2000	3.9	3.4
2001	3.2	2.6
2002	1.5	0.9
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
2006	3.3	2.7
2007[2]	1.8	1.5
SEC 7-Day Annualized Yield (04/30/2007): 3.78%

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market	6/10/1980	3.52%	1.94%	0.00%	2.60%	2.60%

1	Returns for the Average Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.
2	Six months ended April 30, 2007.

Note: See Financial Highlights table on page 14 for dividend and capital gains information.

11

Tax-Exempt Money Market Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Exempt Money Market Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Interest[1]	356,671
Total Income	356,671
Expenses
The Vanguard Group—Note B
Investment Advisory Services	801
Management and Administrative	6,324
Marketing and Distribution	2,636
Custodian Fees	8
Shareholders’ Reports	30
Trustees’ Fees and Expenses	11
Total Expenses	9,810
Net Investment Income	346,861
Realized Net Gain (Loss) on Investment Securities Sold	432
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	347,293

1	Interest income from an affiliated company of the fund was $11,703,000.

12

Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	346,861	583,431
Realized Net Gain (Loss)	432	(47)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	347,293	583,384
Distributions
Net Investment Income	(346,861)	(583,431)
Realized Capital Gain	—	—
Total Distributions	(346,861)	(583,431)
Capital Share Transactions (at $1.00)
Issued	9,996,142	18,886,112
Issued in Lieu of Cash Distributions	327,931	550,007
Redeemed	(9,325,767)	(17,681,611)
Net Increase (Decrease) from Capital Share Transactions	998,306	1,754,508
Total Increase (Decrease)	998,738	1,754,461
Net Assets
Beginning of Period	19,116,446	17,361,985
End of Period	20,115,184	19,116,446

13

Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.018	.032	.021	.010	.010	.015
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.018	.032	.021	.010	.010	.015
Distributions
Dividends from Net Investment Income	(.018)	(.032)	(.021)	(.010)	(.010)	(.015)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.018)	(.032)	(.021)	(.010)	(.010)	(.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.77%	3.26%	2.13%	1.03%	0.99%	1.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,115	$19,116	$17,362	$14,936	$12,434	$10,864
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.13%	0.13%	0.13%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.54%*	3.22%	2.12%	1.03%	0.97%	1.45%

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At April 30, 2007, the fund had contributed capital of $1,888,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.90% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

15

Short-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	413	5,945	41,002
Yield		—	—
Investor Shares	3.6%
Admiral Shares	3.7%
Yield to Maturity	3.8%[3]	3.7%	4.0%
Average Coupon	4.7%	5.2%	5.0%
Average Effective
Maturity	1.2 years	2.9 years	13.1 years
Average Quality	AA	AAA	AA+
Average Duration	1.1 years	2.6 years	6.2 years
Expense Ratio		—	—
Investor Shares	0.15%[4]
Admiral Shares	0.08%[4]
Short-Term Reserves	1%	—	—

Largest State Concentrations[5]

Texas	15%
New York	9
Florida	7
Tennessee	6
California	5
Michigan	5
Pennsylvania	4
New Jersey	4
Illinois	3
Washington	3
Top Ten	61%

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.78	0.43
Beta	0.38	0.13

Distribution by Maturity (% of portfolio)

Under 1 Year	49%
1–3 Years	41
3–5 Years	10

Distribution by Credit Quality (% of portfolio)

AAA	48%
AA	45
A	5
BBB	0
BB	0
B	0
Other	2

Investment Focus

1	Lehman 3 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Annualized.
5	Percentages of total net assets, excluding any futures contracts.
6	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 74.

16

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007

		Investor Shares		Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	0.0%	4.0%	4.0%	5.5%
1998	0.5	4.0	4.5	5.7
1999	–1.0	3.7	2.7	2.2
2000	0.1	4.1	4.2	4.9
2001	1.5	4.2	5.7	8.7
2002	–0.1	2.9	2.8	4.8
2003	0.3	2.0	2.3	3.9
2004	–0.6	1.8	1.2	2.2
2005	–0.9	2.2	1.3	0.3
2006	0.3	2.9	3.2	3.1
2007[2]	–0.1	1.7	1.6	1.5

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	3.62%	2.34%	0.05%	3.15%	3.20%
Admiral Shares	2/12/2001	3.70	2.41	–0.08[3]	2.69[3]	2.61[3]

1	Lehman 3 Year Municipal Bond Index.
2	Six months ended April 30, 2007.
3	Return since inception.

Note: See Financial Highlights tables on pages 20 and 21 for dividend and capital gains information.

17

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Interest[1]	68,937
Total Income	68,937
Expenses
The Vanguard Group—Note B
Investment Advisory Services	167
Management and Administrative
Investor Shares	571
Admiral Shares	571
Marketing and Distribution
Investor Shares	151
Admiral Shares	400
Custodian Fees	31
Shareholders’ Reports
Investor Shares	15
Admiral Shares	4
Trustees’ Fees and Expenses	2
Total Expenses	1,912
Net Investment Income	67,025
Realized Net Gain (Loss)
Investment Securities Sold	(3,039)
Futures Contracts	80
Realized Net Gain (Loss)	(2,959)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,004
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	2,004
Net Increase (Decrease) in Net Assets Resulting from Operations	66,070

1	Interest income from an affiliated company of the fund was $608,000.

18

Short-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,025	121,695
Realized Net Gain (Loss)	(2,959)	(3,801)
Change in Unrealized Appreciation (Depreciation)	2,004	14,863
Net Increase (Decrease) in Net Assets Resulting from Operations	66,070	132,757
Distributions
Net Investment Income
Investor Shares	(17,788)	(35,100)
Admiral Shares	(49,237)	(86,595)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(67,025)	(121,695)
Capital Share Transactions—Note E
Investor Shares	(91,048)	(246,823)
Admiral Shares	(7,295)	89,807
Net Increase (Decrease) from Capital Share Transactions	(98,343)	(157,016)
Total Increase (Decrease)	(99,298)	(145,954)
Net Assets
Beginning of Period	4,107,377	4,253,331
End of Period	4,008,079	4,107,377

19

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.58	$15.53	$15.67	$15.77	$15.73	$15.74
Investment Operations
Net Investment Income	.255	.443	.340	.292	.317	.449
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	.050	(.140)	(.100)	.040	(.010)
Total from Investment Operations	.245	.493	.200	.192	.357	.439
Distributions
Dividends from Net Investment Income	(.255)	(.443)	(.340)	(.292)	(.317)	(.449)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.255)	(.443)	(.340)	(.292)	(.317)	(.449)
Net Asset Value, End of Period	$15.57	$15.58	$15.53	$15.67	$15.77	$15.73

Total Return	1.58%	3.22%	1.29%	1.23%	2.28%	2.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,047	$1,139	$1,382	$2,198	$2,144	$1,943
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.16%	0.16%	0.14%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.30%*	2.85%	2.16%	1.86%	2.01%	2.80%
Portfolio Turnover Rate	47%*	49%	30%	10%	25%	53%

*	Annualized.

20

Short-Term Tax-Exempt Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,		Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.58	$15.53	$15.67	$15.77	$15.73	$15.74
Investment Operations
Net Investment Income	.260	.455	.351	.300	.327	.457
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	.050	(.140)	(.100)	.040	(.010)
Total from Investment Operations	.250	.505	.211	.200	.367	.447
Distributions
Dividends from Net Investment Income	(.260)	(.455)	(.351)	(.300)	(.327)	(.457)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.260)	(.455)	(.351)	(.300)	(.327)	(.457)
Net Asset Value, End of Period	$15.57	$15.58	$15.53	$15.67	$15.77	$15.73

Total Return	1.62%	3.30%	1.37%	1.28%	2.35%	2.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,961	$2,969	$2,871	$2,433	$2,428	$1,601
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.37%*	2.92%	2.26%	1.91%	2.05%	2.86%
Portfolio Turnover Rate	47%*	49%	30%	10%	25%	53%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

22

Short-Term Tax-Exempt Fund

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2007, the fund had contributed capital of $372,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2006, the fund had available realized losses of $9,132,000 to offset future net capital gains of $14,000 through October 31, 2008, $127,000 through October 31, 2010, $2,850,000 through October 31, 2011, $59,000 through October 31, 2012, $2,281,000 through October 31, 2013, and $3,801,000 through October 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2007, the cost of investment securities for tax purposes was $4,017,224,000. Net unrealized depreciation of investment securities for tax purposes was $8,477,000, consisting of unrealized gains of $598,000 on securities that had risen in value since their purchase and $9,075,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2007, the fund purchased $627,894,000 of investment securities and sold $810,745,000 of investment securities, other than temporary cash investments.

23

Short-Term Tax-Exempt Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2007		October 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	174,761	11,220	466,121	30,018
Issued in Lieu of Cash Distributions	15,075	968	29,246	1,883
Redeemed	(280,884)	(18,036)	(742,190)	(47,795)
Net Increase (Decrease)—Investor Shares	(91,048)	(5,848)	(246,823)	(15,894)
Admiral Shares
Issued	540,712	34,720	1,343,845	86,534
Issued in Lieu of Cash Distributions	40,667	2,611	70,993	4,570
Redeemed	(588,674)	(37,798)	(1,325,031)	(85,327)
Net Increase (Decrease)—Admiral Shares	(7,295)	(467)	89,807	5,777

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

24

Limited-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	746	5,945	41,002
Yield		—	—
Investor Shares	3.7%
Admiral Shares	3.7%
Yield to Maturity	3.8%[3]	3.7%	4.0%
Average Coupon	4.8%	5.2%	5.0%
Average Effective
Maturity	3.0 years	2.9 years	13.1 years
Average Quality	AA+	AAA	AA+
Average Duration	2.6 years	2.6 years	6.2 years
Expense Ratio		—	—
Investor Shares	0.15%[4]
Admiral Shares	0.08%[4]
Short-Term Reserves	0%	—	—

Largest State Concentrations[5]

New York	10%
Texas	9
California	7
Florida	7
Massachusetts	5
Washington	4
New Jersey	4
Illinois	4
North Carolina	4
Nevada	3
Top Ten	57%

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.95	0.77
Beta	0.88	0.38

Distribution by Maturity (% of portfolio)

Under 1 Year	21%
1–3 Years	33
3–5 Years	23
Over 5 Years	23

Distribution by Credit Quality (% of portfolio)

AAA	57%
AA	32
A	7
BBB	4

Investment Focus

1	Lehman 3 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Annualized.
5	Percentages of total net assets, excluding any futures contracts.
6	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 74.

25

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007

		Investor Shares		Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	0.5%	4.5%	5.0%	5.5%
1998	1.0	4.4	5.4	5.7
1999	–2.4	4.2	1.8	2.2
2000	0.5	4.5	5.0	4.9
2001	3.3	4.6	7.9	8.7
2002	0.1	3.9	4.0	4.8
2003	0.7	3.3	4.0	3.9
2004	–1.1	2.9	1.8	2.2
2005	–2.3	3.0	0.7	0.3
2006	0.1	3.3	3.4	3.1
2007[2]	–0.2	1.7	1.5	1.5

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	8/31/1987	3.98%	3.10%	0.09%	3.83%	3.92%
Admiral Shares	2/12/2001	4.06	3.16	–0.24[3]	3.49[3]	3.25[3]

1	Lehman 3 Year Municipal Bond Index.
2	Six months ended April 30, 2007.
3	Return since inception.

Note: See Financial Highlights tables on pages 29 and 30 for dividend and capital gains information.

26

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Interest[1]	117,443
Total Income	117,443
Expenses
The Vanguard Group—Note B
Investment Advisory Services	273
Management and Administrative
Investor Shares	1,027
Admiral Shares	954
Marketing and Distribution
Investor Shares	265
Admiral Shares	637
Custodian Fees	22
Shareholders’ Reports
Investor Shares	29
Admiral Shares	7
Trustees’ Fees and Expenses	4
Total Expenses	3,218
Expenses Paid Indirectly—Note C	(35)
Net Expenses	3,183
Net Investment Income	114,260
Realized Net Gain (Loss)
Investment Securities Sold	(4,058)
Futures Contracts	50
Realized Net Gain (Loss)	(4,008)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(8,909)
Futures Contracts	(882)
Change in Unrealized Appreciation (Depreciation)	(9,791)
Net Increase (Decrease) in Net Assets Resulting from Operations	100,461

1	Interest income from an affiliated company of the fund was $1,044,000.

27

Limited-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	114,260	218,644
Realized Net Gain (Loss)	(4,008)	(15,255)
Change in Unrealized Appreciation (Depreciation)	(9,791)	23,643
Net Increase (Decrease) in Net Assets Resulting from Operations	100,461	227,032
Distributions
Net Investment Income
Investor Shares	(32,740)	(67,728)
Admiral Shares	(81,520)	(150,916)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(114,260)	(218,644)
Capital Share Transactions—Note F
Investor Shares	(69,078)	(369,475)
Admiral Shares	97,558	194,852
Net Increase (Decrease) from Capital Share Transactions	28,480	(174,623)
Total Increase (Decrease)	14,681	(166,235)
Net Assets
Beginning of Period	6,665,364	6,831,599
End of Period	6,680,045	6,665,364

28

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,		Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.72	$10.71	$10.96	$11.08	$11.00	$10.99
Investment Operations
Net Investment Income	.182	.344	.326	.318	.355	.425
Net Realized and Unrealized Gain (Loss)
on Investments	(.020)	.010	(.250)	(.120)	.080	.010
Total from Investment Operations	.162	.354	.076	.198	.435	.435
Distributions
Dividends from Net Investment Income	(.182)	(.344)	(.326)	(.318)	(.355)	(.425)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.182)	(.344)	(.326)	(.318)	(.355)	(.425)
Net Asset Value, End of Period	$10.70	$10.72	$10.71	$10.96	$11.08	$11.00

Total Return	1.52%	3.37%	0.71%	1.82%	4.00%	4.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,910	$1,983	$2,351	$3,553	$3,148	$2,645
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.16%	0.16%	0.14%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.42%*	3.23%	3.01%	2.89%	3.19%	3.84%
Portfolio Turnover Rate	35%*	27%	17%	8%	13%	17%

*	Annualized.

29

Limited-Term Tax-Exempt Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,		Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.72	$10.71	$10.96	$11.08	$11.00	$10.99
Investment Operations
Net Investment Income	.185	.352	.334	.324	.362	.431
Net Realized and Unrealized Gain (Loss)
on Investments	(.020)	.010	(.250)	(.120)	.080	.010
Total from Investment Operations	.165	.362	.084	.204	.442	.441
Distributions
Dividends from Net Investment Income	(.185)	(.352)	(.334)	(.324)	(.362)	(.431)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.185)	(.352)	(.334)	(.324)	(.362)	(.431)
Net Asset Value, End of Period	$10.70	$10.72	$10.71	$10.96	$11.08	$11.00

Total Return	1.55%	3.45%	0.78%	1.87%	4.06%	4.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,770	$4,682	$4,481	$3,395	$3,286	$2,484
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.49%*	3.30%	3.08%	2.95%	3.25%	3.88%
Portfolio Turnover Rate	35%*	27%	17%	8%	13%	17%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

31

Limited-Term Tax-Exempt Fund

Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2007, the fund had contributed capital of $620,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.62% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2007, these arrangements reduced the fund’s management and administrative expenses by $30,000 and custodian fees by $5,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2006, the fund had available realized losses of $73,405,000 to offset future net capital gains of $2,880,000 through October 31, 2008, $815,000 through October 31, 2009, $31,765,000 through October 31, 2011, $1,396,000 through October 31, 2012, $20,383,000 through October 31, 2013, and $16,166,000 through October 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $687,000 through October 31, 2006, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2007, cost of investment securities for tax purposes was $6,615,962,000. Net unrealized depreciation of investment securities for tax purposes was $24,774,000, consisting of unrealized gains of $9,096,000 on securities that had risen in value since their purchase and $33,870,000 in unrealized losses on securities that had fallen in value since their purchase.

32

Limited-Term Tax-Exempt Fund

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(700)	74,080	(386)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended April 30, 2007, the fund purchased $1,116,876,000 of investment securities and sold $1,033,134,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2007		October 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	290,826	27,163	641,678	60,070
Issued in Lieu of Cash Distributions	27,670	2,584	56,462	5,286
Redeemed	(387,574)	(36,193)	(1,067,615)	(99,939)
Net Increase (Decrease)—Investor Shares	(69,078)	(6,446)	(369,475)	(34,583)
Admiral Shares
Issued	766,947	71,628	1,646,248	154,113
Issued in Lieu of Cash Distributions	64,731	6,045	118,483	11,094
Redeemed	(734,120)	(68,565)	(1,569,879)	(146,989)
Net Increase (Decrease)—Admiral Shares	97,558	9,108	194,852	18,218

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

33

Intermediate-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,230	4,294	41,002
Yield		—	—
Investor Shares	3.8%
Admiral Shares	3.8%
Yield to Maturity	3.9%[3]	3.8%	4.0%
Average Coupon	5.0%	5.1%	5.0%
Average Effective
Maturity	6.4 years	6.8 years	13.1 years
Average Quality	AA+	AAA	AA+
Average Duration	5.0 years	5.1 years	6.2 years
Expense Ratio		—	—
Investor Shares	0.15%[4]
Admiral Shares	0.08%[4]
Short-Term Reserves	5%	—	—

Largest State Concentrations[5]

California	11%
Massachusetts	8
New Jersey	8
Texas	7
New York	7
Pennsylvania	5
Florida	5
Georgia	4
North Carolina	3
Minnesota	3
Top Ten	61%

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.96	0.97
Beta	0.93	0.92

Distribution by Maturity (% of portfolio)

Under 1 Year	9%
1–5 Years	33
5–10 Years	45
10–20 Years	10
20–30 Years	3

Distribution by Credit Quality (% of portfolio)

AAA	71%
AA	21
A	4
BBB	4

Investment Focus

1	Lehman 7 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Annualized.
5	Percentages of total net assets, excluding any futures contracts.
6	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 74.

34

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007

		Investor Shares		Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	1.3%	5.3%	6.6%	7.4%
1998	1.7	5.1	6.8	7.4
1999	–5.2	4.8	–0.4	0.0
2000	2.0	5.3	7.3	6.8
2001	4.3	5.1	9.4	9.9
2002	–0.2	4.6	4.4	6.3
2003	0.5	4.2	4.7	5.8
2004	0.7	4.1	4.8	4.6
2005	–3.0	4.0	1.0	0.6
2006	0.8	4.3	5.1	5.0
2007[2]	–0.5	2.0	1.5	1.3

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	5.05%	4.40%	0.31%	4.63%	4.94%
Admiral Shares	2/12/2001	5.12	4.47	–0.07[3]	4.39[3]	4.32[3]

1	Lehman 7 Year Municipal Bond Index.
2	Six months ended April 30, 2007.
3	Return since inception.

Note: See Financial Highlights tables on pages 38 and 39 for dividend and capital gains information.

35

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Interest[1]	316,763
Total Income	316,763
Expenses
The Vanguard Group—Note B
Investment Advisory Services	604
Management and Administrative
Investor Shares	2,647
Admiral Shares	2,384
Marketing and Distribution
Investor Shares	668
Admiral Shares	993
Custodian Fees	47
Shareholders’ Reports
Investor Shares	72
Admiral Shares	20
Trustees’ Fees and Expenses	8
Total Expenses	7,443
Expenses Paid Indirectly—Note C	(145)
Net Expenses	7,298
Net Investment Income	309,465
Realized Net Gain (Loss)
Investment Securities Sold	22,761
Futures Contracts	18,714
Realized Net Gain (Loss)	41,475
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(117,570)
Futures Contracts	90
Change in Unrealized Appreciation (Depreciation)	(117,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	233,460

1	Interest income from an affiliated company of the fund was $8,922,000.

36

Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	309,465	563,863
Realized Net Gain (Loss)	41,475	(23,628)
Change in Unrealized Appreciation (Depreciation)	(117,480)	134,100
Net Increase (Decrease) in Net Assets Resulting from Operations	233,460	674,335
Distributions
Net Investment Income
Investor Shares	(101,420)	(199,408)
Admiral Shares	(208,045)	(364,455)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(309,465)	(563,863)
Capital Share Transactions—Note F
Investor Shares	188,927	113,203
Admiral Shares	1,255,059	1,382,111
Net Increase (Decrease) from Capital Share Transactions	1,443,986	1,495,314
Total Increase (Decrease)	1,367,981	1,605,786
Net Assets
Beginning of Period	14,340,582	12,734,796
End of Period	15,708,563	14,340,582

37

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,		Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.37	$13.26	$13.67	$13.58	$13.55	$13.61
Investment Operations
Net Investment Income	.273	.556	.548	.551	.563	.605
Net Realized and Unrealized Gain (Loss)
on Investments	(.070)	.110	(.410)	.090	.070	(.029)
Total from Investment Operations	.203	.666	.138	.641	.633	.576
Distributions
Dividends from Net Investment Income	(.273)	(.556)	(.548)	(.551)	(.563)	(.605)
Distributions from Realized Capital Gains	—	—	—	—	(.040)	(.031)
Total Distributions	(.273)	(.556)	(.548)	(.551)	(.603)	(.636)
Net Asset Value, End of Period	$13.30	$13.37	$13.26	$13.67	$13.58	$13.55

Total Return	1.53%	5.14%	1.02%	4.82%	4.74%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,059	$4,895	$4,745	$6,858	$6,922	$7,215
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.17%	0.16%	0.14%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.13%*	4.19%	4.06%	4.05%	4.13%	4.48%
Portfolio Turnover Rate	16%*	8%	12%	10%	19%	13%

*	Annualized.

38

Intermediate-Term Tax-Exempt Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,		Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.37	$13.26	$13.67	$13.58	$13.55	$13.61
Investment Operations
Net Investment Income	.278	.566	.558	.559	.571	.612
Net Realized and Unrealized Gain (Loss)
on Investments	(.070)	.110	(.410)	.090	.070	(.029)
Total from Investment Operations	.208	.676	.148	.649	.641	.583
Distributions
Dividends from Net Investment Income	(.278)	(.566)	(.558)	(.559)	(.571)	(.612)
Distributions from Realized Capital Gains	—	—	—	—	(.040)	(.031)
Total Distributions	(.278)	(.566)	(.558)	(.559)	(.611)	(.643)
Net Asset Value, End of Period	$13.30	$13.37	$13.26	$13.67	$13.58	$13.55

Total Return	1.57%	5.22%	1.09%	4.88%	4.81%	4.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,650	$9,445	$7,990	$5,145	$4,754	$4,498
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.20%*	4.27%	4.13%	4.11%	4.19%	4.53%
Portfolio Turnover Rate	16%*	8%	12%	10%	19%	13%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

40

Intermediate-Term Tax-Exempt Fund

Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2007, the fund had contributed capital of $1,435,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2007, these arrangements reduced the fund’s management and administrative expenses by $138,000 and custodian fees by $7,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2006, the fund had available realized losses of $74,715,000 to offset future net capital gains of $19,291,000 through October 31, 2011, $22,706,000 through October 31, 2013, and $32,718,000 through October 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $30,171,000 through October 31, 2006, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2007, the cost of investment securities for tax purposes was $15,258,284,000. Net unrealized appreciation of investment securities for tax purposes was $239,538,000, consisting of unrealized gains of $266,378,000 on securities that had risen in value since their purchase and $26,840,000 in unrealized losses on securities that had fallen in value since their purchase.

41

Intermediate-Term Tax-Exempt Fund

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(1,048)	117,114	50

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended April 30, 2007, the fund purchased $1,918,702,000 of investment securities and sold $1,109,932,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2007		October 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	846,574	63,425	1,468,116	110,775
Issued in Lieu of Cash Distributions	82,234	6,166	160,583	12,115
Redeemed	(739,881)	(55,448)	(1,515,496)	(114,402)
Net Increase (Decrease)—Investor Shares	188,927	14,143	113,203	8,488
Admiral Shares
Issued	1,837,298	137,769	2,638,973	199,137
Issued in Lieu of Cash Distributions	151,368	11,350	261,192	19,704
Redeemed	(733,607)	(54,993)	(1,518,054)	(114,636)
Net Increase (Decrease)—Admiral Shares	1,255,059	94,126	1,382,111	104,205

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

42

Insured Long-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	290	6,921	41,002
Yield		—	—
Investor Shares	3.9%
Admiral Shares	4.0%
Yield to Maturity	4.1%[3]	3.9%	4.0%
Average Coupon	4.9%	5.0%	5.0%
Average Effective
Maturity	7.4 years	9.8 years	13.1 years
Average Quality	AAA	AAA	AA+
Average Duration	5.5 years	6.0 years	6.2 years
Expense Ratio		—	—
Investor Shares	0.15%[4]
Admiral Shares	0.08%[4]
Short-Term Reserves	0%	—	—

Largest State Concentrations[5]

California	10%
New Jersey	10
Texas	9
Florida	7
Massachusetts	6
Illinois	5
Colorado	5
New York	5
Michigan	5
Georgia	4
Top Ten	66%

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.97	0.97
Beta	1.00	1.17

Distribution by Maturity (% of portfolio)

Under 1 Year	8%
1–5 Years	26
5–10 Years	42
10–20 Years	20
20–30 Years	3
Over 30 Years	1

Distribution by Credit Quality (% of portfolio)

AAA	88%
AA	11
A	1

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Annualized.
5	Percentages of total net assets, excluding any futures contracts.
6	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 74.

43

Insured Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007

		Investor Shares		Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	1.9%	5.7%	7.6%	8.7%
1998	2.4	5.5	7.9	8.3
1999	–7.7	5.0	–2.7	–1.2
2000	3.8	5.9	9.7	8.2
2001	5.6	5.4	11.0	10.2
2002	0.9	4.8	5.7	6.2
2003	1.0	4.6	5.6	4.9
2004	1.0	4.8	5.8	6.3
2005	–2.5	4.5	2.0	1.2
2006	1.2	4.8	6.0	6.0
2007[2]	–0.7	2.2	1.5	1.4

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/30/1984	5.42%	5.54%	0.79%	5.04%	5.83%
Admiral Shares	2/12/2001	5.50	5.60	0.38[3]	4.81[3]	5.19[3]

1	Lehman 10 Year Municipal Bond Index.
2	Six months ended April 30, 2007.
3	Return since inception.

Note: See Financial Highlights tables on pages 47 and 48 for dividend and capital gains information.

44

Insured Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Insured Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Interest	74,844
Total Income	74,844
Expenses
The Vanguard Group—Note B
Investment Advisory Services	132
Management and Administrative
Investor Shares	524
Admiral Shares	582
Marketing and Distribution
Investor Shares	106
Admiral Shares	185
Custodian Fees	11
Shareholders’ Reports
Investor Shares	16
Admiral Shares	5
Trustees’ Fees and Expenses	2
Total Expenses	1,563
Expenses Paid Indirectly—Note C	(106)
Net Expenses	1,457
Net Investment Income	73,387
Realized Net Gain (Loss)
Investment Securities Sold	21,557
Futures Contracts	1,233
Realized Net Gain (Loss)	22,790
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(46,560)
Futures Contracts	1,138
Change in Unrealized Appreciation (Depreciation)	(45,422)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,755

45

Insured Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	73,387	143,632
Realized Net Gain (Loss)	22,790	8,742
Change in Unrealized Appreciation (Depreciation)	(45,422)	29,356
Net Increase (Decrease) in Net Assets Resulting from Operations	50,755	181,730
Distributions
Net Investment Income
Investor Shares	(21,227)	(45,367)
Admiral Shares	(52,160)	(98,265)
Realized Capital Gain[1]
Investor Shares	(1,448)	(3,009)
Admiral Shares	(3,467)	(5,940)
Total Distributions	(78,302)	(152,581)
Capital Share Transactions—Note F
Investor Shares	(3,019)	(95,518)
Admiral Shares	120,529	223,730
Net Increase (Decrease) from Capital Share Transactions	117,510	128,212
Total Increase (Decrease)	89,963	157,361
Net Assets
Beginning of Period	3,187,674	3,030,313
End of Period	3,277,637	3,187,674

1	Includes fiscal 2007 and 2006 short-term gain distributions totaling $3,471,000 and $2,069,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

46

Insured Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,		Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.68	$12.56	$12.90	$12.89	$12.85	$12.82
Investment Operations
Net Investment Income	.284	.577	.578	.587	.580	.597
Net Realized and Unrealized Gain (Loss)
on Investments	(.091)	.157	(.321)	.134	.123	.110
Total from Investment Operations	.193	.734	.257	.721	.703	.707
Distributions
Dividends from Net Investment Income	(.284)	(.577)	(.578)	(.587)	(.580)	(.597)
Distributions from Realized Capital Gains	(.019)	(.037)	(.019)	(.124)	(.083)	(.080)
Total Distributions	(.303)	(.614)	(.597)	(.711)	(.663)	(.677)
Net Asset Value, End of Period	$12.57	$12.68	$12.56	$12.90	$12.89	$12.85

Total Return	1.54%	6.00%	2.01%	5.76%	5.58%	5.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$945	$956	$1,043	$1,880	$1,912	$1,951
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.16%	0.16%	0.15%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.53%*	4.60%	4.52%	4.50%	4.57%	4.72%
Portfolio Turnover Rate	32%*	19%	15%	18%	17%	20%

*	Annualized.

47

Insured Long-Term Tax-Exempt Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,		Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.68	$12.56	$12.90	$12.89	$12.85	$12.82
Investment Operations
Net Investment Income	.289	.586	.587	.594	.587	.604
Net Realized and Unrealized Gain (Loss)
on Investments	(.091)	.157	(.321)	.134	.123	.110
Total from Investment Operations	.198	.743	.266	.728	.710	.714
Distributions
Dividends from Net Investment Income	(.289)	(.586)	(.587)	(.594)	(.587)	(.604)
Distributions from Realized Capital Gains	(.019)	(.037)	(.019)	(.124)	(.083)	(.080)
Total Distributions	(.308)	(.623)	(.606)	(.718)	(.670)	(.684)
Net Asset Value, End of Period	$12.57	$12.68	$12.56	$12.90	$12.89	$12.85

Total Return	1.58%	6.08%	2.08%	5.82%	5.64%	5.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,333	$2,232	$1,987	$1,076	$1,008	$959
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.60%*	4.67%	4.58%	4.56%	4.63%	4.77%
Portfolio Turnover Rate	32%*	19%	15%	18%	17%	20%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Insured Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Insured Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

49

Insured Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2007, the fund had contributed capital of $301,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2007, these arrangements reduced the fund’s expenses by $106,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $23,672,000 through October 31, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At April 30, 2007, the cost of investment securities for tax purposes was $3,109,185,000. Net unrealized appreciation of investment securities for tax purposes was $133,272,000, consisting of unrealized gains of $136,637,000 on securities that had risen in value since their purchase and $3,365,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(555)	60,122	(171)
5-Year U.S. Treasury Note	(505)	53,443	(137)
30-Year U.S. Treasury Bond	(105)	11,734	(79)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

50

Insured Long-Term Tax-Exempt Fund

E. During the six months ended April 30, 2007, the fund purchased $588,731,000 of investment securities and sold $501,130,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2007		October 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	97,959	7,757	148,919	11,865
Issued in Lieu of Cash Distributions	16,580	1,313	34,523	2,749
Redeemed	(117,558)	(9,305)	(278,960)	(22,246)
Net Increase (Decrease)—Investor Shares	(3,019)	(235)	(95,518)	(7,632)
Admiral Shares
Issued	204,393	16,184	423,044	33,700
Issued in Lieu of Cash Distributions	36,117	2,861	67,671	5,389
Redeemed	(119,981)	(9,503)	(266,985)	(21,297)
Net Increase (Decrease)—Admiral Shares	120,529	9,542	223,730	17,792

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

51

Long-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	255	6,921	41,002
Yield		—	—
Investor Shares	4.0%
Admiral Shares	4.1%
Yield to Maturity	4.0%[3]	3.9%	4.0%
Average Coupon	4.7%	5.0%	5.0%
Average Effective
Maturity	8.7 years	9.8 years	13.1 years
Average Quality	AA+	AAA	AA+
Average Duration	6.4 years	6.0 years	6.2 years
Expense Ratio		—	—
Investor Shares	0.15%[4]
Admiral Shares	0.08%[4]
Short-Term Reserves	8%	—	—

Largest State Concentrations[5]

California	11%
Texas	10
Massachusetts	8
New York	8
New Jersey	5
Illinois	4
Pennsylvania	4
Georgia	4
Florida	4
Michigan	3
Top Ten	61%

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.97	0.98
Beta	1.00	1.18

Distribution by Maturity (% of portfolio)

Under 1 Year	11%
1–5 Years	24
5–10 Years	37
10–20 Years	18
20–30 Years	9
Over 30 Years	1

Distribution by Credit Quality (% of portfolio)

AAA	72%
AA	19
A	4
BBB	5

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Annualized.
5	Percentages of total net assets, excluding any futures contracts.
6	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 74.

52

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	2.6%	5.6%	8.2%	8.7%
1998	2.4	5.4	7.8	8.3
1999	–8.3	4.8	–3.5	–1.2
2000	3.8	5.8	9.6	8.2
2001	6.1	5.4	11.5	10.2
2002	0.1	4.9	5.0	6.2
2003	0.7	4.7	5.4	4.9
2004	1.4	4.7	6.1	6.3
2005	–2.8	4.5	1.7	1.2
2006	1.3	4.8	6.1	6.0
2007[2]	–0.7	2.3	1.6	1.4

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	5.62%	5.40%	0.73%	5.03%	5.76%
Admiral Shares	2/12/2001	5.70	5.47	0.30[3]	4.83[3]	5.13[3]

1	Lehman 10 Year Municipal Bond Index.
2	Six months ended April 30, 2007.
3	Return since inception.

Note: See Financial Highlights tables on pages 56 and 57 for dividend and capital gains information.

53

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Interest[1]	56,317
Total Income	56,317
Expenses
The Vanguard Group—Note B
Investment Advisory Services	98
Management and Administrative
Investor Shares	341
Admiral Shares	405
Marketing and Distribution
Investor Shares	87
Admiral Shares	193
Custodian Fees	7
Shareholders’ Reports
Investor Shares	12
Admiral Shares	4
Trustees’ Fees and Expenses	1
Total Expenses	1,148
Expenses Paid Indirectly—Note C	(20)
Net Expenses	1,128
Net Investment Income	55,189
Realized Net Gain (Loss)
Investment Securities Sold	4,266
Futures Contracts	3,864
Realized Net Gain (Loss)	8,130
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(24,608)
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	(24,608)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,711

1	Interest income from an affiliated company of the fund was $3,246,000.

54

Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,189	101,253
Realized Net Gain (Loss)	8,130	3,151
Change in Unrealized Appreciation (Depreciation)	(24,608)	27,501
Net Increase (Decrease) in Net Assets Resulting from Operations	38,711	131,905
Distributions
Net Investment Income
Investor Shares	(14,543)	(29,070)
Admiral Shares	(40,646)	(72,183)
Realized Capital Gain
Investor Shares	—	(2,445)
Admiral Shares	—	(5,569)
Total Distributions	(55,189)	(109,267)
Capital Share Transactions—Note F
Investor Shares	20,183	(4,778)
Admiral Shares	181,814	279,942
Net Increase (Decrease) from Capital Share Transactions	201,997	275,164
Total Increase (Decrease)	185,519	297,802
Net Assets
Beginning of Period	2,327,038	2,029,236
End of Period	2,512,557	2,327,038

55

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,		Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.34	$11.23	$11.55	$11.39	$11.36	$11.38
Investment Operations
Net Investment Income	.256	.516	.513	.522	.525	.539
Net Realized and Unrealized Gain (Loss)
on Investments	(.080)	.153	(.320)	.160	.082	.010
Total from Investment Operations	.176	.669	.193	.682	.607	.549
Distributions
Dividends from Net Investment Income	(.256)	(.516)	(.513)	(.522)	(.525)	(.539)
Distributions from Realized Capital Gains	—	(.043)	—	—	(.052)	(.030)
Total Distributions	(.256)	(.559)	(.513)	(.522)	(.577)	(.569)
Net Asset Value, End of Period	$11.26	$11.34	$11.23	$11.55	$11.39	$11.36

Total Return	1.56%	6.14%	1.69%	6.14%	5.43%	5.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$657	$641	$640	$1,122	$1,131	$1,249
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.16%	0.16%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.56%*	4.61%	4.49%	4.57%	4.59%	4.80%
Portfolio Turnover Rate	12%*	8%	17%	11%	11%	15%

*	Annualized.

56

Long-Term Tax-Exempt Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,		Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.34	$11.23	$11.55	$11.39	$11.36	$11.38
Investment Operations
Net Investment Income	.259	.524	.521	.528	.532	.545
Net Realized and Unrealized Gain (Loss)
on Investments	(.080)	.153	(.320)	.160	.082	.010
Total from Investment Operations	.179	.677	.201	.688	.614	.555
Distributions
Dividends from Net Investment Income	(.259)	(.524)	(.521)	(.528)	(.532)	(.545)
Distributions from Realized Capital Gains	—	(.043)	—	—	(.052)	(.030)
Total Distributions	(.259)	(.567)	(.521)	(.528)	(.584)	(.575)
Net Asset Value, End of Period	$11.26	$11.34	$11.23	$11.55	$11.39	$11.36

Total Return	1.59%	6.22%	1.76%	6.19%	5.50%	5.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,856	$1,686	$1,390	$823	$799	$825
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.63%*	4.68%	4.55%	4.62%	4.65%	4.85%
Portfolio Turnover Rate	12%*	8%	17%	11%	11%	15%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

58

Long-Term Tax-Exempt Fund

Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2007, the fund had contributed capital of $229,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2007, these arrangements reduced the fund’s expenses by $20,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2006, the fund had available realized losses of $433,000 to offset future net capital gains through October 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $17,312,000 through October 31, 2006, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2007, the cost of investment securities for tax purposes was $2,378,963,000. Net unrealized appreciation of investment securities for tax purposes was $103,893,000, consisting of unrealized gains of $106,114,000 on securities that had risen in value since their purchase and $2,221,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2007, the fund purchased $302,611,000 of investment securities and sold $135,001,000 of investment securities, other than temporary cash investments.

59

Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2007		October 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	90,358	7,985	150,887	13,462
Issued in Lieu of Cash Distributions	11,043	977	23,779	2,121
Redeemed	(81,218)	(7,180)	(179,444)	(16,024)
Net Increase (Decrease)—Investor Shares	20,183	1,782	(4,778)	(441)
Admiral Shares
Issued	292,449	25,859	478,388	42,678
Issued in Lieu of Cash Distributions	28,014	2,478	51,595	4,604
Redeemed	(138,649)	(12,257)	(250,041)	(22,369)
Net Increase (Decrease)—Admiral Shares	181,814	16,080	279,942	24,913

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

60

High-Yield Tax-Exempt Fund

Fund Profile

As of April 30, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	512	6,921	41,002
Yield		—	—
Investor Shares	4.1%
Admiral Shares	4.2%
Yield to Maturity	4.2%[3]	3.9%	4.0%
Average Coupon	5.1%	5.0%	5.0%
Average Effective
Maturity	7.0 years	9.8 years	13.1 years
Average Quality	A+	AAA	AA+
Average Duration	5.1 years	6.0 years	6.2 years
Expense Ratio		—	—
Investor Shares	0.15%[4]
Admiral Shares	0.08%[4]
Short-Term Reserves	2%	—	—

Largest State Concentrations[5]

California	12%
New Jersey	9
New York	8
Florida	5
Texas	4
Tennessee	4
Colorado	3
North Carolina	3
Pennsylvania	3
Puerto Rico	3
Top Ten	54%

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.97	0.97
Beta	0.83	0.98

Distribution by Maturity (% of portfolio)

Under 1 Year	8%
1–5 Years	29
5–10 Years	45
10–20 Years	14
20–30 Years	3
Over 30 Years	1

Distribution by Credit Quality (% of portfolio)

AAA	33%
AA	26
A	15
BBB	17
BB	1
B	1
Below B/Other	7

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Annualized.
5	Percentages of total net assets, excluding any futures contracts.
6	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 74.

61

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	2.5%	5.9%	8.4%	8.7%
1998	2.6	5.6	8.2	8.3
1999	–7.8	5.0	–2.8	–1.2
2000	1.8	6.0	7.8	8.2
2001	4.0	5.8	9.8	10.2
2002	–1.7	5.4	3.7	6.2
2003	1.4	5.1	6.5	4.9
2004	1.6	4.9	6.5	6.3
2005	–1.4	4.6	3.2	1.2
2006	1.9	4.7	6.6	6.0
2007[2]	–0.5	2.2	1.7	1.4

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	12/27/1978	5.93%	5.66%	0.52%	5.25%	5.77%
Admiral Shares	11/12/2001	6.01	5.73	0.14[3]	4.97[3]	5.11[3]

1	Lehman 10 Year Municipal Bond Index.
2	Six months ended April 30, 2007.
3	Return since inception.

Note: See Financial Highlights tables on pages 65 and 66 for dividend and capital gains information.

62

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Interest[1]	136,338
Total Income	136,338
Expenses
The Vanguard Group—Note B
Investment Advisory Services	235
Management and Administrative
Investor Shares	1,006
Admiral Shares	971
Marketing and Distribution
Investor Shares	252
Admiral Shares	355
Custodian Fees	19
Shareholders’ Reports
Investor Shares	35
Admiral Shares	9
Trustees’ Fees and Expenses	3
Total Expenses	2,885
Expenses Paid Indirectly—Note C	(88)
Net Expenses	2,797
Net Investment Income	133,541
Realized Net Gain (Loss)
Investment Securities Sold	9,043
Futures Contracts	2,295
Realized Net Gain (Loss)	11,338
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(45,411)
Futures Contracts	623
Change in Unrealized Appreciation (Depreciation)	(44,788)
Net Increase (Decrease) in Net Assets Resulting from Operations	100,091

1	Interest income from an affiliated company of the fund was $2,306,000.

63

High-Yield Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	133,541	238,805
Realized Net Gain (Loss)	11,338	10,316
Change in Unrealized Appreciation (Depreciation)	(44,788)	85,568
Net Increase (Decrease) in Net Assets Resulting from Operations	100,091	334,689
Distributions
Net Investment Income
Investor Shares	(42,872)	(80,717)
Admiral Shares	(90,669)	(158,088)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(133,541)	(238,805)
Capital Share Transactions—Note F
Investor Shares	172,833	44,478
Admiral Shares	375,154	553,044
Net Increase (Decrease) from Capital Share Transactions	547,987	597,522
Total Increase (Decrease)	514,537	693,406
Net Assets
Beginning of Period	5,567,058	4,873,652
End of Period	6,081,595	5,567,058

64

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,		Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.91	$10.71	$10.86	$10.69	$10.54	$10.72
Investment Operations
Net Investment Income	.247	.491	.492	.506	.526	.563
Net Realized and Unrealized Gain (Loss)
on Investments	(.060)	.200	(.150)	.170	.150	(.180)
Total from Investment Operations	.187	.691	.342	.676	.676	.383
Distributions
Dividends from Net Investment Income	(.247)	(.491)	(.492)	(.506)	(.526)	(.563)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.247)	(.491)	(.492)	(.506)	(.526)	(.563)
Net Asset Value, End of Period	$10.85	$10.91	$10.71	$10.86	$10.69	$10.54

Total Return	1.73%	6.61%	3.20%	6.48%	6.55%	3.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,992	$1,830	$1,753	$2,728	$2,605	$2,670
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.17%	0.16%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.57%*	4.56%	4.55%	4.71%	4.94%	5.30%
Portfolio Turnover Rate	18%*	15%	15%	24%	17%	18%

*	Annualized.

65

High-Yield Tax-Exempt Fund

Admiral Shares

	Six Months					Nov. 12,
	Ended					2001[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.91	$10.71	$10.86	$10.69	$10.54	$10.78
Investment Operations
Net Investment Income	.251	.499	.500	.512	.533	.549
Net Realized and Unrealized Gain (Loss)
on Investments	(.060)	.200	(.150)	.170	.150	(.240)
Total from Investment Operations	.191	.699	.350	.682	.683	.309
Distributions
Dividends from Net Investment Income	(.251)	(.499)	(.500)	(.512)	(.533)	(.549)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.251)	(.499)	(.500)	(.512)	(.533)	(.549)
Net Asset Value, End of Period	$10.85	$10.91	$10.71	$10.86	$10.69	$10.54

Total Return	1.76%	6.69%	3.27%	6.54%	6.61%	2.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,090	$3,737	$3,121	$1,652	$1,449	$1,275
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.10%	0.11%	0.12%*
Ratio of Net Investment Income to
Average Net Assets	4.64%*	4.64%	4.60%	4.76%	5.00%	5.35%*
Portfolio Turnover Rate	18%*	15%	15%	24%	17%	18%

1	Inception.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

66

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

67

High-Yield Tax-Exempt Fund

Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2007, the fund had contributed capital of $558,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.56% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2007, these arrangements reduced the fund’s expenses by $88,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2006, the fund had available realized losses of $49,222,000 to offset future net capital gains through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $28,615,000 through October 31, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At April 30, 2007, the cost of investment securities for tax purposes was $5,852,632,000. Net unrealized appreciation of investment securities for tax purposes was $179,502,000, consisting of unrealized gains of $193,096,000 on securities that had risen in value since their purchase and $13,594,000 in unrealized losses on securities that had fallen in value since their purchase.

68

High-Yield Tax-Exempt Fund

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(1,705)	190,534	(1,739)
5-Year U.S. Treasury Note	(1,520)	160,859	(662)
10-Year U.S. Treasury Note	(1,415)	153,284	(466)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended April 30, 2007, the fund purchased $972,255,000 of investment securities and sold $501,639,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2007		October 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	448,467	41,213	596,303	55,390
Issued in Lieu of Cash Distributions	33,741	3,100	62,115	5,767
Redeemed	(309,375)	(28,415)	(613,940)	(57,076)
Net Increase (Decrease)—Investor Shares	172,833	15,898	44,478	4,081
Admiral Shares
Issued	622,843	57,210	984,890	91,485
Issued in Lieu of Cash Distributions	61,322	5,635	103,557	9,613
Redeemed	(309,011)	(28,405)	(535,403)	(49,829)
Net Increase (Decrease)—Admiral Shares	375,154	34,440	553,044	51,269

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

69

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables on pages 71 and 72 illustrate your fund’s costs in two ways:

• Based on actual fund return. The table on page 71 helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. The table on page 72 is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

70

Six Months Ended April 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2006	4/30/2007	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,017.71	$0.50
Short-Term
Investor Shares	1,000.00	1,015.84	0.75
Admiral Shares	1,000.00	1,016.19	0.40
Limited-Term
Investor Shares	1,000.00	1,015.20	0.75
Admiral Shares	1,000.00	1,015.55	0.40
Intermediate-Term
Investor Shares	1,000.00	1,015.32	0.75
Admiral Shares	1,000.00	1,015.67	0.40
Insured Long-Term
Investor Shares	1,000.00	1,015.43	0.75
Admiral Shares	1,000.00	1,015.78	0.40
Long-Term
Investor Shares	1,000.00	1,015.60	0.75
Admiral Shares	1,000.00	1,015.95	0.40
High-Yield
Investor Shares	1,000.00	1,017.28	0.75
Admiral Shares	1,000.00	1,017.63	0.40

1

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.10%; for the Short-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Intermediate-Term Tax-Exempt fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Insured Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

71

Six Months Ended April 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2006	4/30/2007	Period[1]
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.30	$0.50
Short-Term
Investor Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.40	0.40
Limited-Term
Investor Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.40	0.40
Intermediate-Term
Investor Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.40	0.40
Insured Long-Term
Investor Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.40	0.40
Long-Term
Investor Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.40	0.40
High-Yield
Investor Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.40	0.40

1	Amounts in this table are calculated in the manner described in the footnote on page 71.

72

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Municipal Bond Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The funds’ expense ratios were far below the average expense ratios charged by funds in each fund’s peer group. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that Vanguard Municipal Bond Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

73

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

74

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board,
Trustee since May 1987;	Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and
Chairman of the Board and	of each of the investment companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro
Trustee since January 2001	bono ventures in education); Senior Advisor to Greenwich Associates
147 Vanguard Funds Overseen	(international business strategy consulting); Successor Trustee of Yale
University; Overseer of the Stern School of Business at New York University;
Trustee of the Whitehead Institute for Biomedical Research.
Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief
Trustee since December 2001[2]	Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the
147 Vanguard Funds Overseen	American Chemistry Council;Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;Trustee of Drexel University and of the
Chemical Heritage Foundation.
Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences,
147 Vanguard Funds Overseen	Annenberg School for Communication, and Graduate School of Education of the
University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S.
Rockefeller Professor of Politics and the University Center for Human Values
(1990–2004), Princeton University; Director of Carnegie Corporation of New York
since 2005 and of Schuylkill River Development Corporation and Greater
Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President
Trustee since July 1998	and Chief Global Diversity Officer since 2006, Vice President and Chief
147 Vanguard Funds Overseen	Information Officer (1997–2005), and Member of the Executive Committee of
Johnson & Johnson (pharmaceuticals/consumer products); Director of the
University Medical Center at Princeton and Women’s Research and Education
Institute.
André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of
Trustee since December 2004	Finance and Banking, Harvard Business School; Senior Associate Dean,
147 Vanguard Funds Overseen	Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business
School; Director and Chairman of UNX, Inc. (equities trading firm) since 2003;
Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005; Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003),
Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company)
(2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).
Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief
Trustee since January 1993	Executive Officer, and Director of NACCO Industries, Inc. (forklift
147 Vanguard Funds Overseen	trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).
J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and
Trustee since April 1985	Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of
147 Vanguard Funds Overseen	Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational
Foundation.
Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The
Secretary since July 2005	Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group
147 Vanguard Funds Overseen	since 2005; Secretary of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2005; Principal of The
Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard
Treasurer since July 1998	Group, Inc.;Treasurer of each of the investment companies served by The
147 Vanguard Funds Overseen	Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the
ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People	All comparative mutual fund data are from Lipper Inc.
with Hearing Impairment > 800-952-3335	or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
This material may be used in conjunction	Vanguard at 800-662-2739. They are also available from
with the offering of shares of any Vanguard	the SEC’s website, www.sec.gov. In addition, you may
fund only if preceded or accompanied by	obtain a free report on how your fund voted the proxies
the fund’s current prospectus.	for securities it owned during the 12 months ended
June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington,
D.C.To find out more about this public service, call the
SEC at 202-551-8090. Information about your fund is
also available on the SEC’s website, and you can
receive copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q952 062007

Vanguard® Municipal Bond Funds

Statement of Net Assets (unaudited)

As of April 30, 2007

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Tax-Exempt Money Market Fund	2
Short-Term Tax-Exempt Fund	37
Limited-Term Tax-Exempt Fund	50
Intermediate-Term Tax-Exempt Fund	71
Insured Long-Term Tax-Exempt Fund	101
Long-Term Tax-Exempt Fund	111
High-Yield Tax-Exempt Fund	120
Key to Abbreviations	Back cover

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (96.6%)
Alabama (0.6%)
[1] Alabama Public School & College Auth. TOB VRDO	3.980%	5/7/07 (3)	5,000	5,000
[1] Alabama Special Care Fac. Financing Auth. TOB VRDO	3.980%	5/7/07	5,000	5,000
[1] Birmingham AL Medical Center East Special Care
Fac. Financing Auth. Rev. TOB PUT	3.720%	11/1/07 (1)	27,535	27,535
Birmingham AL Public Educ. Building Student
Housing Rev. (Univ. Alabama Project) VRDO	3.930%	5/7/07 LOC	18,420	18,420
[1] Birmingham AL Water & Sewer Works Rev.
TOB VRDO	3.980%	5/7/07 (2)	4,000	4,000
Jefferson County AL Sewer Rev.
(Capital Improvement) VRDO	3.950%	5/7/07 (10)	3,300	3,300
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	3.950%	5/7/07	33,550	33,550
[1] Montgomery AL Water Works & Sewer
Systems Rev. TOB VRDO	3.990%	5/7/07 (4)	5,205	5,205
[1] Univ. of Alabama General Rev. TOB VRDO	3.980%	5/7/07 (1)	2,500	2,500
[1] Univ. of Alabama General Rev. TOB VRDO	3.990%	5/7/07 (1)	16,910	16,910
[1] Univ. of South Alabama Univ. Tuition Rev. &
Capital Improvement TOB VRDO	3.990%	5/7/07 (3)	7,860	7,860
				129,280
Alaska (0.3%)
Alaska Housing Finance Corp.
Governmental Purpose VRDO	3.950%	5/7/07 (1)	7,425	7,425
Alaska Housing Finance Corp. Home Mortgage VRDO	3.960%	5/7/07 (4)	20,000	20,000
[1] Alaska Housing Finance Corp. TOB VRDO	3.980%	5/7/07 (3)	4,925	4,925
[1] Alaska Housing Finance Corp. TOB VRDO	3.980%	5/7/07 (1)	5,015	5,015
[1] Alaska Housing Finance Corp. TOB VRDO	3.990%	5/7/07 (1)	6,940	6,940
[1] Alaska Housing Finance Corp. TOB VRDO	3.990%	5/7/07 (1)	8,560	8,560
[1] Alaska Housing Finance Corp. TOB VRDO	4.020%	5/7/07	4,980	4,980
				57,845
Arizona (1.5%)
[1] Arizona School Fac. Board Rev. TOB VRDO	3.970%	5/7/07	7,700	7,700
[1] Arizona State Univ. COP TOB VRDO	3.980%	5/7/07 (2)	5,360	5,360
[1] Arizona State Univ. COP TOB VRDO	3.990%	5/7/07 (2)	5,425	5,425
[1] Arizona Transp. Board Highway Rev. TOB VRDO	3.990%	5/7/07	10,655	10,655
[1] Chandler AZ GO TOB VRDO	3.970%	5/7/07	9,280	9,280
[1] Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West) TOB VRDO	3.980%	5/7/07 LOC	69,465	69,465
[1] Mesa AZ Util. System Rev. TOB VRDO	3.980%	5/7/07 (4)	5,215	5,215
Nanotechnology Research Arizona Lease Rev.
(Arizona State Univ. Project) VRDO	3.930%	5/7/07 (1)	19,175	19,175
Phoenix AZ Civic Improvement Corp.
Water System Rev. CP	3.630%	5/7/07 LOC	16,000	16,000
[1] Phoenix AZ Civic Improvement Corp.
Transit Rev. TOB VRDO	3.970%	5/7/07 (3)	4,675	4,675
Phoenix AZ Civic Improvement Corp.
Water System Rev. CP	3.670%	6/15/07 LOC	5,000	5,000
Phoenix AZ Civic Improvement Corp.
Water System Rev. CP	3.690%	8/13/07 LOC	25,000	25,000
Phoenix AZ Civic Improvement Corp.
Water System Rev. CP	3.750%	8/13/07 LOC	2,000	2,000
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.640%	5/1/07	15,600	15,600
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.640%	5/7/07	7,800	7,800

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.650%	5/10/07	8,000	8,000
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.730%	8/10/07	16,900	16,900
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.730%	8/13/07	14,000	14,000
[1] Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	3.970%	5/7/07	14,900	14,900
[1] Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	3.980%	5/7/07	8,430	8,430
[1] Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	3.990%	5/7/07	16,000	16,000
Tempe AZ Transit Excise Tax Rev. VRDO	3.940%	5/7/07	15,175	15,175
Tucson AZ USD	7.500%	7/1/07 (3)	8,000	8,052
				309,807
Arkansas (0.2%)
Pulaski County AR Health Fac. St. Vincent
Infirmary (Catholic Health Initiatives) VRDO	3.910%	5/7/07	32,900	32,900

California (1.7%)
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program PUT	3.780%	6/1/07 LOC	11,000	11,000
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	4.070%	5/1/07 (2)	50,000	50,000
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.930%	5/7/07 LOC	10,500	10,500
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.930%	5/7/07 LOC	18,800	18,800
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.980%	5/7/07 LOC	26,650	26,650
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.980%	5/7/07 (2)	25,000	25,000
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.980%	5/7/07 (2)	40,000	40,000
[1] Long Beach CA Harbor Rev. TOB PUT	3.650%	5/3/07 (1)	21,590	21,590
Los Angeles CA TRAN	4.500%	6/29/07	50,000	50,060
Sacramento County CA TRAN	4.500%	7/17/07	50,000	50,083
San Diego CA USD TRAN	4.500%	7/24/07	25,000	25,045
Ventura County CA TRAN	4.500%	7/2/07	21,000	21,028
				349,756
Colorado (4.1%)
Colorado Educ. & Cultural Fac. Auth. Nature
Conservancy Project VRDO	3.940%	5/7/07	10,311	10,311
Colorado General Fund TRAN	4.500%	6/27/07	75,000	75,084
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives) VRDO	3.910%	5/7/07	38,340	38,340
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives) VRDO	3.910%	5/7/07	27,400	27,400
[1] Colorado Health Fac. Auth. Rev.
(Poudre Valley Medical Center) TOB VRDO	3.980%	5/7/07 LOC	29,990	29,990
[1] Colorado Health Fac. Auth. Rev.
(Poudre Valley Medical Center) TOB VRDO	3.980%	5/7/07 LOC	46,000	46,000
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.) VRDO	3.890%	5/7/07	28,465	28,465

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.) VRDO	3.960%	5/7/07	33,915	33,915
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Leavenworth) VRDO	3.890%	5/7/07	30,300	30,300
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	3.960%	5/7/07	19,825	19,825
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	4.010%	5/7/07	69,790	69,790
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	4.010%	5/7/07	17,250	17,250
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.960%	5/7/07	5,000	5,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.960%	5/7/07	21,260	21,260
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.960%	5/7/07	48,985	48,985
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.960%	5/7/07	34,500	34,500
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	4.010%	5/7/07	17,000	17,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	4.010%	5/7/07	15,000	15,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	4.010%	5/7/07	9,770	9,770
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	4.010%	5/7/07	16,970	16,970
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	4.010%	5/7/07	24,315	24,315
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	4.010%	5/7/07	15,000	15,000
[1] Colorado Springs CO Util. System Rev. TOB VRDO	3.980%	5/7/07	4,230	4,230
Colorado Springs CO Util. System Rev. VRDO	3.900%	5/7/07	35,000	35,000
Colorado Student Obligation Bond Auth. VRDO	3.980%	5/7/07 (2)	11,200	11,200
Denver CO City & County (Wellington E. Webb
Municipal Office Building) COP VRDO	3.930%	5/7/07 (2)	31,000	31,000
[1] Denver CO City & County Airport Rev. TOB VRDO	3.980%	5/7/07 (10)	14,435	14,435
[1] Denver CO City & County Airport Rev. TOB VRDO	3.980%	5/7/07 (10)	10,535	10,535
[1] Denver CO City & County Airport Rev. TOB VRDO	4.000%	5/7/07 (4)	1,500	1,500
Denver CO City & County Airport Rev. VRDO	3.980%	5/7/07 (1)	10,000	10,000
Denver CO City & County Airport Rev. VRDO	3.980%	5/7/07 (11)	21,700	21,700
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.930%	5/7/07 LOC	3,320	3,320
[1] Regional Transp. Dist. of Colorado Sales Tax Rev.
TOB VRDO	3.990%	5/7/07 (2)	7,400	7,400
[1] Regional Transp. Dist. of Colorado Sales Tax Rev.
TOB VRDO	3.990%	5/7/07 (2)	31,310	31,310
[1] Univ. of Colorado Enterprise System Rev. TOB VRDO	3.990%	5/7/07 (1)	5,590	5,590
[1] Univ. of Colorado Enterprise System Rev. TOB VRDO	3.990%	5/7/07 (3)	4,620	4,620
				826,310
Connecticut (0.2%)
Connecticut GO	5.000%	11/15/07	19,340	19,484
Connecticut GO	5.000%	11/15/07	7,250	7,305
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO	3.960%	5/7/07 (2)	2,000	2,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Connecticut State Housing Finance Auth. TOB VRDO	4.050%	5/7/07	9,000	9,000
[1] Connecticut State Housing Rev. TOB VRDO	4.050%	5/7/07 (2)	10,975	10,975
				48,764
Delaware (0.3%)
[1] Delaware Housing Auth. Single Family
Mortgage Rev. TOB VRDO	4.020%	5/7/07	5,135	5,135
1 GS Pool Trust TOB VRDO	4.020%	5/7/07	5,352	5,352
1 GS Pool Trust TOB VRDO	4.050%	5/7/07 (11)	22,300	22,300
New Castle County DE Airport Fac. Rev.
(FlightSafety) VRDO	3.980%	5/7/07	22,900	22,900
				55,687
District of Columbia (2.0%)
District of Columbia (Henry J. Kaiser
Family Foundation) VRDO	3.990%	5/7/07	12,000	12,000
District of Columbia (National Public Radio Inc.) VRDO	3.960%	5/7/07 LOC	18,530	18,530
[1] District of Columbia COP TOB VRDO	3.980%	5/7/07 (3)	17,775	17,775
District of Columbia GO	5.500%	6/1/07 (4)	4,715	4,722
[1] District of Columbia GO TOB VRDO	3.990%	5/7/07 (2)	4,485	4,485
[1] District of Columbia GO TOB VRDO	3.980%	5/7/07 (4)	5,205	5,205
[1] District of Columbia GO TOB VRDO	3.990%	5/7/07 (4)	3,735	3,735
[1] District of Columbia GO TOB VRDO	3.990%	5/7/07 (4)	5,210	5,210
District of Columbia GO VRDO	3.960%	5/7/07 (4)	10,510	10,510
District of Columbia Rev.
(American College of Cardiology) VRDO	3.960%	5/7/07 LOC	13,000	13,000
District of Columbia Rev.
(Georgetown Day School) VRDO	3.960%	5/7/07 LOC	18,000	18,000
District of Columbia TRAN	4.250%	9/28/07	27,000	27,070
District of Columbia Univ. Rev.
(George Washington Univ.) VRDO	3.910%	5/7/07 (1)	47,565	47,565
[1] District of Columbia Water & Sewer Auth.
Public Util. Rev. TOB VRDO	3.980%	5/7/07 (4)	9,960	9,960
[1] District of Columbia Water & Sewer Auth.
Public Util. Rev. TOB VRDO	3.980%	5/7/07 (4)	9,505	9,505
Metro. Washington Airports Auth.
Airport System Rev. CP	3.740%	5/14/07 LOC	15,000	15,000
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.990%	5/7/07 (4)	12,000	12,000
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	4.000%	5/7/07 (3)	22,118	22,118
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	4.000%	5/7/07 (1)	6,510	6,510
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	4.010%	5/7/07 (1)	10,250	10,250
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	4.020%	5/7/07 (1)	19,000	19,000
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	4.020%	5/7/07 (4)	22,600	22,600
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	4.020%	5/7/07 (3)	50,000	50,000
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	4.020%	5/7/07 (4)	6,000	6,000
[1] Washington DC Convention Center Auth. TOB VRDO	3.990%	5/7/07 (2)	41,305	41,305
				412,055

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida (5.2%)
Alachua County FL Health Fac. Auth.
(Shands Teaching Hosp.) VRDO	4.050%	5/1/07 LOC	23,750	23,750
[1] Broward County FL GO (Parks & Land
Preservation Project) TOB VRDO	3.990%	5/7/07	6,920	6,920
[1] Broward County FL GO (Parks & Land
Preservation Project) TOB VRDO	3.990%	5/7/07	11,340	11,340
[1] Broward County FL School Board COP TOB VRDO	3.980%	5/7/07 (4)	5,160	5,160
[1] Broward County FL School Board COP TOB VRDO	3.980%	5/7/07 (4)	9,945	9,945
[1] Broward County FL School Board COP TOB VRDO	3.980%	5/7/07 (4)	6,600	6,600
[1] Broward County FL School Board COP TOB VRDO	3.990%	5/7/07 (4)	5,265	5,265
Broward County FL School Dist. GO TAN	4.000%	9/28/07	20,000	20,019
Charlotte County FL Util. VRDO	3.930%	5/7/07 (4)	14,610	14,610
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.000%	3/1/08 (1)	6,000	6,065
[1] Citizens Property Insurance Corp. Florida
(High Risk) PUT	3.680%	6/14/07 (1)	10,860	10,860
[1] Collier County FL School Board COP TOB VRDO	3.980%	5/7/07 (4)	20,155	20,155
[1] Collier County FL School Board COP TOB VRDO	3.980%	5/7/07 (4)	5,135	5,135
[1] Collier County FL School Board COP TOB VRDO	3.990%	5/7/07 (4)	3,945	3,945
[1] Collier County FL School Board COP TOB VRDO	3.990%	5/7/07 (4)	6,030	6,030
[1] Collier County FL School Board COP TOB VRDO	3.990%	5/7/07 (4)	11,000	11,000
[1] Florida Board of Educ. Capital Outlay TOB VRDO	3.990%	5/7/07	7,980	7,980
Florida Board of Educ. Public Educ.	5.250%	6/1/07	4,890	4,897
[1] Florida Board of Educ. Public Educ.
Capital Outlay TOB VRDO	3.990%	5/7/07	15,000	15,000
[1] Florida Board of Educ. Public Educ. TOB VRDO	3.990%	5/7/07 (1)	7,880	7,880
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/07 (3)	5,450	5,464
[1] Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.980%	5/7/07 (3)	11,215	11,215
[1] Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.990%	5/7/07 (1)	28,140	28,140
[1] Florida Board of Educ. TOB VRDO	3.990%	5/7/07	30,190	30,190
[1] Florida Correctional Privatization Comm. COP TOB VRDO	3.980%	5/7/07 (2)	7,930	7,930
[1] Florida Dept. of Environmental
Protection & Preservation Rev. TOB VRDO	3.980%	5/7/07 (2)	11,000	11,000
[1] Florida Dept. of Transp. TOB PUT	3.650%	5/16/07	34,800	34,800
[1] Florida Dept. of Transp. TOB VRDO	3.980%	5/7/07	14,480	14,480
[1] Florida Dept. of Transp. TOB VRDO	3.980%	5/7/07	7,485	7,485
[1] Florida Housing Finance Agency Rev. TOB VRDO	4.050%	5/7/07	7,000	7,000
Florida Local Govt. Finance Commission
Pooled Loan Program CP	3.730%	9/13/07 LOC	14,539	14,539
Florida Muni. Power Agency Rev. (Stanton Project) VRDO	3.950%	5/7/07 (1)	1,990	1,990
Florida Turnpike Auth. Rev.	5.250%	7/1/07 (4)	10,855	10,883
[1] Florida Turnpike Auth. Rev. TOB VRDO	3.980%	5/7/07 (2)	5,440	5,440
Gainsville FL Util. System Rev. VRDO	3.930%	5/7/07	32,500	32,500
Greater Orlando Aviation Auth.
Orlando FL Airport Fac. Rev.	5.250%	10/1/07 (1)	6,995	7,042
[1] Highlands County FL Health Rev.
(Adventist Health System) TOB VRDO	3.980%	5/7/07 LOC	4,725	4,725
Highlands County FL Health Rev.
(Adventist Health System) VRDO	3.960%	5/7/07 (4)	15,000	15,000
[1] Hillsborough County FL School Board
COP TOB VRDO	3.990%	5/7/07 (1)	5,090	5,090
[1] Hillsborough County FL Water & Sewer Rev.
TOB VRDO	3.970%	5/7/07 (2)	10,095	10,095

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Jacksonville FL Electric Auth. Water & Sewer Rev.
TOB VRDO	3.990%	5/7/07 (3)	8,305	8,305
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	4.050%	5/1/07 LOC	17,120	17,120
Miami FL Parking System Rev. VRDO	3.940%	5/7/07 (2)	10,000	10,000
[1] Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	3.990%	5/7/07 (3)	17,120	17,120
[1] Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	4.000%	5/7/07 (1)	5,315	5,315
[1] Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	4.000%	5/7/07 (11)	3,990	3,990
[1] Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	4.000%	5/7/07 (11)	6,250	6,250
[1] Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	4.010%	5/7/07 (10)	8,700	8,700
[1] Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	4.020%	5/7/07 (10)	2,475	2,475
[1] Miami-Dade County FL Expressway Auth.
Toll System Rev. TOB VRDO	3.990%	5/7/07 (2)	18,500	18,500
[1] Miami-Dade County FL Parks Program TOB VRDO	3.990%	5/7/07 (1)	5,350	5,350
[1] Miami-Dade County FL School Board COP TOB VRDO	3.990%	5/7/07 (2)	11,880	11,880
[1] Miami-Dade County FL School Board TOB VRDO	3.980%	5/7/07 (3)	3,100	3,100
Miami-Dade County FL Water & Sewer Rev. VRDO	3.940%	5/7/07 (4)	20,100	20,100
Orange County FL Educ. Fac. Auth. Rev.
(Rollins College) VRDO	4.050%	5/1/07 LOC	12,670	12,670
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare) VRDO	4.100%	5/1/07 (4)	3,300	3,300
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare) VRDO	4.050%	5/1/07 LOC	3,660	3,660
[1] Orange County FL Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO	4.010%	5/7/07	3,640	3,640
[1] Orange County FL Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO	4.010%	5/7/07	8,500	8,500
[1] Orange County FL Sales Tax Rev. TOB VRDO	3.990%	5/7/07 (3)	19,340	19,340
[1] Orange County FL School Board TOB VRDO	3.980%	5/7/07 (1)	11,665	11,665
[1] Orange County FL School Board TOB VRDO	3.980%	5/7/07 (3)	11,445	11,445
[1] Orlando & Orange County FL Expressway Auth.
TOB VRDO	3.980%	5/7/07 (2)	4,495	4,495
Orlando FL Util. Comm. Water & Electric Rev. VRDO	3.970%	5/7/07	50,000	50,000
Palm Beach County FL Rev. (Community Foundation
Palm Beach Project) VRDO	3.960%	5/7/07 LOC	5,700	5,700
Palm Beach County FL Rev. (Norton Gallery) VRDO	3.920%	5/7/07 LOC	12,500	12,500
[1] Palm Beach County FL School Board COP TOB VRDO	3.970%	5/7/07 (2)	5,805	5,805
[1] Palm Beach County FL School Board COP TOB VRDO	3.980%	5/7/07 (3)	4,155	4,155
[1] Palm Beach County FL School Board COP TOB VRDO	3.990%	5/7/07 (2)	15,725	15,725
[1] Palm Beach County FL School Board COP TOB VRDO	4.000%	5/7/07 (2)	11,340	11,340
Palm Beach County FL School Dist. Sales Tax Rev. CP	3.600%	6/20/07 LOC	16,000	16,000
Pinellas County FL Health Fac. Auth. Rev.
(Bayfront Hosp.) VRDO	4.050%	5/1/07 LOC	17,500	17,500
Pinellas County FL Health Fac. Auth. Rev.
(Bayfront Hosp.) VRDO	4.050%	5/1/07 LOC	23,050	23,050
[1] Polk County FL Util. System Rev. TOB VRDO	3.990%	5/7/07 (3)	9,600	9,600
Port St. Lucie FL Rev. VRDO	3.930%	5/7/07 (1)	57,400	57,400
[1] Reedy Creek FL Improvement Dist. Util. Rev.
TOB VRDO	3.990%	5/7/07 (2)	6,405	6,405
[1] Sarasota County FL Util. System Rev. TOB VRDO	3.990%	5/7/07 (3)	7,920	7,920
Sarasota FL Manatee Airport Auth. Rev. VRDO	4.050%	5/1/07 LOC	15,050	15,050

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] South Florida Water Management Dist. TOB VRDO	3.990%	5/7/07 (2)	22,980	22,980
Sunshine State Florida Govt.
Financing Comm. Rev. CP	3.700%	5/1/07 (11)	32,525	32,525
Sunshine State Florida Govt.
Financing Comm. Rev. VRDO	4.100%	5/1/07 (2)	9,400	9,400
[1] Tampa Bay FL Water Util. System Rev. TOB VRDO	3.990%	5/7/07 (3)(Prere.)	2,500	2,500
[1] Volusia County FL Health Facs. Auth. Rev. TOB PUT	3.780%	8/2/07 (2)	8,840	8,840
[1] Volusia County FL Rev. TOB VRDO	3.970%	5/7/07 (4)	14,390	14,390
West Palm Beach FL Util. System Rev. VRDO	3.930%	5/7/07 (3)	18,260	18,260
				1,051,529
Georgia (4.0%)
[1] Atlanta GA Airport General Rev. TOB VRDO	4.000%	5/7/07 (3)	2,135	2,135
Atlanta GA Airport General Rev. VRDO	3.940%	5/7/07 (1)	62,710	62,710
Atlanta GA Airport General Rev. VRDO	3.950%	5/7/07 (1)	35,300	35,300
[1] Atlanta GA Airport Passenger Charge Rev. TOB VRDO	3.980%	5/7/07 (4)	13,500	13,500
Atlanta GA Tax Allocation (Atlantic Station) VRDO	4.010%	5/7/07 LOC	15,000	15,000
[1] Atlanta GA Water & Wastewater Rev. TOB VRDO	3.970%	5/7/07 (3)	18,495	18,495
[1] Atlanta GA Water & Wastewater Rev. TOB VRDO	3.970%	5/7/07 (1)	9,995	9,995
[1] Atlanta GA Water & Wastewater Rev. TOB VRDO	3.980%	5/7/07 (4)	6,255	6,255
[1] Atlanta GA Water & Wastewater Rev. TOB VRDO	3.990%	5/7/07 (4)	32,900	32,900
[1] Atlanta GA Water & Wastewater Rev. TOB VRDO	3.990%	5/7/07 (4)	9,600	9,600
[1] Atlanta GA Water & Wastewater Rev. TOB VRDO	3.990%	5/7/07 (4)	5,000	5,000
Atlanta GA Water & Wastewater Rev. VRDO	3.940%	5/7/07 (4)	124,940	124,940
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO	3.950%	5/7/07 (3)	50,665	50,665
[1] Columbus GA Dev. Auth.
Multi-Family Housing TOB VRDO	4.050%	5/7/07	13,825	13,825
Coweta County GA Dev. Auth. Rev.
(Metro Atlanta YMCA Project) VRDO	3.960%	5/7/07 LOC	7,500	7,500
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	3.980%	5/7/07 (4)	4,360	4,360
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	3.990%	5/7/07	6,650	6,650
Floyd County GA Dev. Auth. Rev.
(Berry College) VRDO	3.960%	5/7/07 LOC	19,650	19,650
Floyd County GA Dev. Auth. Rev.
(Berry College) VRDO	3.960%	5/7/07 LOC	8,300	8,300
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	3.950%	5/7/07 LOC	12,100	12,100
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	3.980%	5/7/07 LOC	7,300	7,300
[1] Fulton County GA Dev. Auth.
(Catholic Health East) TOB VRDO	4.000%	5/7/07	6,750	6,750
Fulton County GA Dev. Auth.
(Woodward Academy Project) VRDO	3.960%	5/7/07 LOC	14,570	14,570
[1] Fulton County GA Fac. Corp. (Fulton County GA
Public Purpose Project) COP TOB VRDO	3.990%	5/7/07 (2)	16,695	16,695
1Fulton County GA School Dist. TOB VRDO	3.990%	5/7/07	21,000	21,000
[1] Fulton County GA Water & Sewer Rev. TOB VRDO	3.990%	5/7/07 (3)	3,300	3,300
[1] Georgia GO TOB VRDO	3.970%	5/7/07	900	900
[1] Georgia GO TOB VRDO	3.980%	5/7/07	31,300	31,300
[1] Georgia GO TOB VRDO	3.980%	5/7/07	2,590	2,590
[1] Georgia GO TOB VRDO	3.980%	5/7/07	6,145	6,145
[1] Georgia Road & Tollway Auth. Rev. TOB VRDO	3.990%	5/7/07	21,505	21,505
[1] Gwinnett County GA Dev. Auth. COP TOB VRDO	3.980%	5/7/07 (1)	6,750	6,750
[1] Gwinnett County GA Dev. Auth. COP TOB VRDO	3.990%	5/7/07 (1)	7,795	7,795
Gwinnett County GA Hosp. Auth. Rev.
(Gwinnett Hosp. System Inc.) VRDO	3.960%	5/7/07 LOC	13,000	13,000
Gwinnett County GA Hosp. Auth. Rev.
(Gwinnett Hosp. System Inc.) VRDO	3.960%	5/7/07 LOC	31,000	31,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Macon-Bibb County GA Hosp. Auth.
(Medical Center of Cenrtal Georgia) VRDO	3.950%	5/7/07 (2)	45,000	45,000
Macon-Bibb County GA Hosp. Auth.
(Medical Center of Central Georgia) VRDO	3.960%	5/7/07 LOC	19,765	19,765
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev. CP	3.650%	7/11/07 LOC	36,800	36,800
[1] Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev. TOB PUT	3.730%	7/12/07 (4)	10,470	10,470
[1] Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev. TOB VRDO	3.970%	5/7/07 (3)	9,445	9,445
Richmond County GA Board of Educ. GO	5.000%	11/1/07	4,500	4,530
Richmond County GA Hosp. Auth.
(Univ. of Health Services) VRDO	3.960%	5/7/07 LOC	33,000	33,000
				808,490
Hawaii (0.4%)
Hawaii Airport System Rev.	5.500%	7/1/07 (3)	10,000	10,029
Hawaii Airport System Rev.	6.000%	7/1/07 (3)	6,000	6,022
[1] Hawaii Airport System Rev. TOB VRDO	4.010%	5/7/07 (3)	4,230	4,230
[1] Hawaii GO TOB VRDO	3.980%	5/7/07 (1)	5,265	5,265
[1] Hawaii GO TOB VRDO	3.980%	5/7/07 (4)	14,245	14,245
[1] Hawaii GO TOB VRDO	3.980%	5/7/07 (1)	6,320	6,320
[1] Hawaii GO TOB VRDO	3.990%	5/7/07 (4)	8,435	8,435
[1] Hawaii GO TOB VRDO	3.990%	5/7/07 (1)	6,050	6,050
[1] Honolulu HI City & County TOB VRDO	3.980%	5/7/07 (1)	4,570	4,570
[1] Honolulu HI City & County TOB VRDO	3.980%	5/7/07 (3)	3,540	3,540
[1] Honolulu HI City & County TOB VRDO	3.990%	5/7/07 (1)	12,500	12,500
[1] Honolulu HI City & County TOB VRDO	3.990%	5/7/07 (1)	3,640	3,640
				84,846
Idaho (0.7%)
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	7,320	7,320
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	6,185	6,185
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	11,700	11,700
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	9,885	9,885
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	6,085	6,085
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	10,500	10,500
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	9,355	9,355
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	11,360	11,360
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	11,760	11,760
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	7,000	7,000
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	9,450	9,450
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	11,790	11,790
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	9,385	9,385

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	6,750	6,750
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	6,375	6,375
				134,900
Illinois (8.8%)
Bartlett IL Special Services Area
(Bluff City LLC) VRDO	3.960%	5/7/07 LOC	15,680	15,680
[1] Chicago IL Board of Educ. TOB VRDO	3.910%	5/7/07 (1)	5,980	5,980
[1] Chicago IL Board of Educ. TOB VRDO	3.980%	5/7/07 (2)	12,095	12,095
[1] Chicago IL Board of Educ. TOB VRDO	3.980%	5/7/07 (1)	5,245	5,245
Chicago IL Board of Educ. VRDO	3.910%	5/7/07 (4)	20,000	20,000
Chicago IL Board of Educ. VRDO	3.940%	5/7/07 (4)	62,100	62,100
Chicago IL Board of Educ. VRDO	3.940%	5/7/07 (4)	69,100	69,100
[1] Chicago IL GO TOB VRDO	3.990%	5/7/07 (2)	3,270	3,270
[1] Chicago IL GO TOB VRDO	3.990%	5/7/07 (4)	4,045	4,045
[1] Chicago IL GO TOB VRDO	3.970%	5/7/07 (3)	7,905	7,905
[1] Chicago IL GO TOB VRDO	3.970%	5/7/07 (1)	2,600	2,600
[1] Chicago IL GO TOB VRDO	3.970%	5/7/07 (2)	19,995	19,995
[1] Chicago IL GO TOB VRDO	3.980%	5/7/07 (1)	5,455	5,455
[1] Chicago IL GO TOB VRDO	3.980%	5/7/07 (4)	17,990	17,990
[1] Chicago IL GO TOB VRDO	3.980%	5/7/07 (4)	5,250	5,250
[1] Chicago IL GO TOB VRDO	3.990%	5/7/07 (1)	2,500	2,500
[1] Chicago IL GO TOB VRDO	3.990%	5/7/07 (4)	4,970	4,970
Chicago IL GO VRDO	3.920%	5/7/07 (4)	72,590	72,590
[1] Chicago IL Metro. Water Reclamation Dist.
GO TOB VRDO	3.980%	5/7/07	5,250	5,250
Chicago IL Midway Airport Rev. CP	3.600%	6/6/07 LOC	5,000	5,000
[1] Chicago IL Park Dist. TOB VRDO	3.970%	5/7/07 (3)	9,990	9,990
[1] Chicago IL Park Dist. TOB VRDO	3.980%	5/7/07 (3)	5,210	5,210
[1] Chicago IL Park Dist. TOB VRDO	3.980%	5/7/07 (3)	5,570	5,570
[1] Chicago IL Public Building Comm.
(Chicago School Reform Board) TOB VRDO	3.990%	5/7/07 (3)	5,400	5,400
[1] Chicago IL Sales Tax Rev. TOB VRDO	3.990%	5/7/07 (4)	5,395	5,395
Chicago IL Sales Tax Rev. VRDO	3.930%	5/7/07 (3)	69,200	69,200
Chicago IL School Finance Auth. GO	5.500%	6/1/07 (4)	10,020	10,036
Chicago IL Transit Auth. Rev.	5.000%	6/1/07 (2)	3,000	3,003
Chicago IL Water Rev. VRDO	3.950%	5/7/07 (1)	21,920	21,920
[1] Cook County IL GO TOB VRDO	3.970%	5/7/07 (3)	11,500	11,500
[1] Cook County IL GO TOB VRDO	3.980%	5/7/07 (1)	8,395	8,395
[1] Cook County IL GO TOB VRDO	3.980%	5/7/07 (3)	5,085	5,085
[1] Cook County IL GO TOB VRDO	3.980%	5/7/07 (1)	6,850	6,850
[1] Cook County IL GO TOB VRDO	3.990%	5/7/07 (2)	13,225	13,225
Illinois Dev. Finance Auth. Hosp. Rev.
(Evanston Northwestern Healthcare Corp.) VRDO	3.910%	5/7/07	101,440	101,440
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	3.980%	5/7/07 (10)	19,095	19,095
Illinois Dev. Finance Auth. Rev.
(Chicago Horticultural Society) VRDO	3.960%	5/7/07 LOC	20,000	20,000
Illinois Dev. Finance Auth. Rev.
(Loyola Academy) VRDO	3.960%	5/7/07 LOC	16,245	16,245
Illinois Dev. Finance Auth. Rev.
(McCormick Theological) VRDO	3.960%	5/7/07 LOC	20,435	20,435
Illinois Dev. Finance Auth. Rev.
(North Shore Senior Center Project) VRDO	3.960%	5/7/07 LOC	7,000	7,000
Illinois Educ. Fac. Auth. Rev.
(Adler Planetarium) VRDO	4.010%	5/7/07 LOC	12,300	12,300

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Educ. Fac. Auth. Rev.
(Field Museum of Natural History) VRDO	3.930%	5/7/07 LOC	26,500	26,500
[1] Illinois Educ. Fac. Auth. Rev.
(Northwestern Univ.) TOB VRDO	3.960%	5/7/07	7,005	7,005
[1] Illinois Educ. Fac. Auth. Rev.
(Northwestern Univ.) TOB VRDO	3.980%	5/7/07	5,980	5,980
[1] Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) TOB VRDO	3.970%	5/7/07	3,635	3,635
[1] Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) TOB VRDO	3.980%	5/7/07	5,810	5,810
[1] Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) TOB VRDO	3.980%	5/7/07	4,840	4,840
Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) VRDO	3.950%	5/7/07	18,500	18,500
Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) VRDO	3.950%	5/7/07	34,013	34,013
Illinois Finance Auth. IDR (Guesto Packing
Company Inc. Project) Rev. VRDO	4.010%	5/7/07 LOC	8,000	8,000
[1] Illinois Finance Auth. Rev.
(North Western Univ.) TOB VRDO	3.990%	5/7/07	8,165	8,165
Illinois Finance Auth. Rev.
(Univ. of Chicago) VRDO	3.950%	5/7/07	60,574	60,574
Illinois GO	5.000%	6/1/07	11,400	11,412
Illinois GO	5.000%	12/1/07	5,475	5,520
[1] Illinois GO TOB PUT	3.630%	6/7/07 (2)	14,475	14,475
[1] Illinois GO TOB VRDO	3.980%	5/7/07 (1)	8,355	8,355
[1] Illinois GO TOB VRDO	3.980%	5/7/07 (4)	3,535	3,535
[1] Illinois GO TOB VRDO	3.980%	5/7/07	2,850	2,850
[1] Illinois GO TOB VRDO	3.980%	5/7/07 (2)	3,110	3,110
[1] Illinois GO TOB VRDO	3.980%	5/7/07 (1)	9,150	9,150
[1] Illinois GO TOB VRDO	3.980%	5/7/07	8,720	8,720
[1] Illinois GO TOB VRDO	3.980%	5/7/07 (2)	2,500	2,500
[1] Illinois GO TOB VRDO	3.980%	5/7/07 (3)	12,755	12,755
[1] Illinois GO TOB VRDO	3.990%	5/7/07 (3)	22,000	22,000
[1] Illinois GO TOB VRDO	3.990%	5/7/07 (1)	5,250	5,250
[1] Illinois GO TOB VRDO	3.990%	5/7/07 (1)	5,085	5,085
[1] Illinois GO TOB VRDO	3.990%	5/7/07 (4)	3,995	3,995
[1] Illinois GO TOB VRDO	3.990%	5/7/07 (4)	4,960	4,960
[1] Illinois GO TOB VRDO	3.990%	5/7/07 (1)	12,480	12,480
[1] Illinois GO TOB VRDO	3.990%	5/7/07	7,660	7,660
[1] Illinois GO TOB VRDO	3.990%	5/7/07 (2)	11,485	11,485
[1] Illinois GO TOB VRDO	3.990%	5/7/07	24,040	24,040
[1] Illinois GO TOB VRDO	4.020%	5/7/07 (2)	2,940	2,940
Illinois Health Fac. Auth. Rev.
(Evanston Hosp. Corp.) CP	3.650%	5/24/07	9,000	9,000
Illinois Health Fac. Auth. Rev.
(Evanston Hosp. Corp.) CP	3.640%	6/14/07	28,000	28,000
Illinois Health Fac. Auth. Rev.
(Evanston Hosp. Corp.) CP	3.660%	6/14/07	7,000	7,000
Illinois Health Fac. Auth. Rev.
(Evanston Hosp. Corp.) CP	3.670%	6/21/07	35,000	35,000
Illinois Health Fac. Auth. Rev.
(Evanston Hosp. Corp.) CP	3.720%	8/2/07	50,000	50,000
Illinois Health Fac. Auth. Rev. (Univ. of Chicago
Hosp. & Health Systems) VRDO	4.020%	5/1/07 (1)	35,905	35,905

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Illinois Housing Dev. Auth.
Multi Family Rev TOB VRDO	4.050%	5/7/07	46,530	46,530
[1] Illinois Regional Transp. Auth. Rev. TOB VRDO	3.960%	5/7/07 (1)	5,195	5,195
[1] Illinois Regional Transp. Auth. Rev. TOB VRDO	3.990%	5/7/07 (3)	12,895	12,895
[1] Illinois Sales Tax Rev. TOB VRDO	3.920%	5/7/07	3,500	3,500
[1] Illinois Sales Tax Rev. TOB VRDO	3.990%	5/7/07 (4)	5,260	5,260
[1] Lake County IL Community Consolidated
School Dist. TOB VRDO	3.980%	5/7/07 (4)	13,660	13,660
[1] Lake County IL Community High School Dist
TOB VRDO	3.990%	5/7/07	13,275	13,275
[1] Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO	3.980%	5/7/07 (1)	43,305	43,305
[1] Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO	3.980%	5/7/07 (1)	12,835	12,835
[1] Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO	3.980%	5/7/07 (1)	6,420	6,420
[1] Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO	3.990%	5/7/07 (1)	10,000	10,000
[1] Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO	3.990%	5/7/07 (1)	6,145	6,145
[1] Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO	3.990%	5/7/07 (1)	4,000	4,000
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO	5.000%	6/1/07 (3)	9,710	9,721
[1] Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.970%	5/7/07 (3)	64,100	64,100
[1] Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.980%	5/7/07 (4)	26,100	26,100
[1] Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.980%	5/7/07 (3)	22,725	22,725
[1] Schaumburg IL GO TOB VRDO	3.990%	5/7/07 (3)	6,000	6,000
Schaumburg IL GO VRDO	3.980%	5/7/07	485	485
Univ. of Chicago CP	3.620%	5/17/07	38,000	38,000
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/07 (2)	4,575	4,593
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	3.950%	5/7/07	115,243	115,243
[1] Univ. of Illinois Univ. Rev. TOB VRDO	3.990%	5/7/07 (1)	14,660	14,660
[1] Will County IL Community School Dist. TOB VRDO	3.980%	5/7/07 (4)	8,380	8,380
[1] Will County IL Community School Dist. TOB VRDO	3.980%	5/7/07 (3)	7,025	7,025
[1] Will County IL First Preserve Dist. TOB VRDO	3.990%	5/7/07 (1)	12,870	12,870
				1,767,440
Indiana (2.7%)
Delaware County IN Hosp. Auth. Rev.
(Cardinal Health Systems) VRDO	3.930%	5/7/07 (2)	29,700	29,700
[1] Franklin Township IN School Building Corp.
(Marion County) TOB VRDO	3.990%	5/7/07 (1)	5,545	5,545
Indiana Bond Bank Advance Funding Program Notes	4.250%	1/31/08 LOC	100,000	100,439
[1] Indiana Bond Bank Rev.
Revolving Funding Program TOB VRDO	3.990%	5/7/07	8,275	8,275
Indiana Dev. Finance Auth. Rev.
(Children’s Museum) VRDO	3.910%	5/7/07	29,200	29,200
Indiana Dev. Finance Auth. Rev.
(Indianapolis Museum of Art) VRDO	3.910%	5/7/07 LOC	19,100	19,100
Indiana Educ. Fac. Auth. (Wabash College) VRDO	3.930%	5/7/07 LOC	29,940	29,940
[1] Indiana Finance Auth. Highway Rev. TOB VRDO	3.990%	5/7/07 (3)	35,240	35,240
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	11/1/07	5,000	5,031

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Partners) TOB VRDO	3.980%	5/7/07	7,125	7,125
[1] Indiana Health Fac. Fin. Auth. Hosp. Rev.
(Community Hosp. Project) Rev. TOB VRDO	3.980%	5/7/07 (2)	6,460	6,460
Indiana Housing Finance & Community Dev. Auth.
Single Family Mortgage Rev.	3.620%	12/20/07	30,000	30,000
Indiana Office Building Comm. Fac. Rev.
(Indiana Govt. Center South) VRDO	3.950%	5/7/07	14,600	14,600
Indiana Office Building Comm. Fac. Rev.
(Pendleton Juvenile Corrections Fac.) VRDO	3.950%	5/7/07	30,200	30,200
[1] Indiana Transp. Finance Auth.
Highway Rev. TOB VRDO	3.990%	5/7/07 (3)	4,060	4,060
[1] Indiana Transp. Finance Auth.
Highway Rev. TOB VRDO	3.990%	5/7/07 (3)	4,995	4,995
[1] Indiana Transp. Finance Auth.
Highway Rev. TOB VRDO	3.970%	5/7/07 (3)	4,299	4,299
[1] Indiana Transp. Finance Auth.
Highway Rev. TOB VRDO	3.980%	5/7/07 (3)	5,120	5,120
[1] Indiana Transp. Finance Auth.
Highway Rev. TOB VRDO	3.980%	5/7/07 (3)	7,955	7,955
[1] Indianapolis IN Local Public Improvement
Bond Bank TOB VRDO	3.990%	5/7/07 (1)	9,745	9,745
Indianapolis IN Local Public Improvement
Rev. (Bank-Waterworks Project) VRDO	3.940%	5/7/07 (1)	91,700	91,700
[1] Indianapolis IN Local Public Improvement
Rev. TOB VRDO	3.920%	5/7/07 (1)	4,240	4,240
[1] Indianapolis IN Local Public Improvement
Rev. TOB VRDO	3.990%	5/7/07 (1)	7,100	7,100
[1] Indianapolis IN Local Public Improvement
Rev. TOB VRDO	3.990%	5/7/07 (1)	6,530	6,530
[1] Indianapolis IN Local Public Improvement
Rev. TOB VRDO	3.990%	5/7/07 (1)	5,870	5,870
[1] Indianapolis IN Local Public Improvement
Rev. TOB VRDO	4.020%	5/7/07 (2)	16,800	16,800
Noblesville IN Econ. Dev. Rev.
(Greystone Apartments Project) VRDO	4.010%	5/7/07 LOC	6,250	6,250
[1] Purdue Univ. Indiana Univ. Rev. TOB VRDO	3.980%	5/7/07	6,285	6,285
Trustee of Indiana Univ. CP	3.670%	5/17/07 LOC	10,700	10,700
				542,504
Iowa (0.4%)
[1] Des Moines IA Metro. Wastewater Reclamation
Auth. Sewer. Rev. TOB VRDO	3.970%	5/7/07 (1)	6,480	6,480
Iowa Finance Auth. Hosp. Fac. Rev.
(Iowa Health System) VRDO	3.930%	5/7/07 (2)	6,980	6,980
Iowa Finance Auth. Single Family Rev. VRDO	3.990%	5/7/07	12,000	12,000
Iowa Finance Auth. Single Family Rev. VRDO	4.000%	5/7/07	11,500	11,500
Iowa Higher Educ. Loan Auth. Rev. Private College Fac.
(Grinnell College Project) VRDO	3.950%	5/7/07	37,500	37,500
				74,460
Kansas (0.5%)
[1] Johnson County KS Water Dist. Rev. TOB VRDO	3.980%	5/7/07	6,205	6,205
Kansas Dev. Finance Auth. Rev.
(Sisters of Charity) VRDO	4.020%	5/1/07	36,550	36,550
[1] Kansas Dev. Finance Auth. TOB VRDO	3.980%	5/7/07	5,215	5,215

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sedgwick County KS Airport Fac. Rev.
(FlightSafety) VRDO	3.980%	5/7/07	34,000	34,000
Wichita KS Airport Facs. Rev. VRDO	3.980%	5/7/07	7,500	7,500
[1] Wyandotte County Kansas City KS
Unified Govt. GO TOB VRDO	3.990%	5/7/07 (2)	6,000	6,000
				95,470
Kentucky (1.7%)
Jeffersontown KY Lease Program
(Kentucky League of Cities Funding) VRDO	4.040%	5/7/07 LOC	3,800	3,800
Kentucky Asset/Liability Comm.
General Fund Rev. TRAN	4.500%	6/28/07	75,000	75,093
Kentucky Inc. Public Energy Auth.
Gas Supply Rev. VRDO	4.050%	5/1/07	110,900	110,900
Kentucky Property & Building Comm. Rev.	5.250%	8/1/07 (4)	13,000	13,054
Kentucky Rural Water Finance Corp. Rev.
(Public Project Construction Notes) PUT	3.700%	10/1/07	12,000	12,000
[1] Louisville & Jefferson County KY Metro.
Sewer Dist. TOB VRDO	3.990%	5/7/07 (3)	14,000	14,000
Louisville & Jefferson County KY
Regional Airport Auth. Airport System Rev.	5.250%	7/1/07 (4)	4,355	4,366
[1] Louisville & Jefferson County KY TOB VRDO	3.990%	5/7/07 (1)	17,500	17,500
[1] Louisville KY Regional Airport TOB VRDO	4.050%	5/7/07 (2)	4,595	4,595
Richmond KY League of Cities Funding
Lease Program Rev. VRDO	3.980%	5/7/07 LOC	10,000	10,000
Warren County KY Rev.
(Western Kentucky Univ. Student Life) VRDO	3.930%	5/7/07 LOC	4,900	4,900
Warren County KY Rev.
(Western Kentucky Univ. Student Life) VRDO	3.930%	5/7/07 LOC	62,010	62,010
				332,218
Louisiana (0.3%)
Louisiana GO	5.000%	5/1/07 (4)	15,580	15,580
[1] Louisiana GO TOB VRDO	3.970%	5/7/07 (11)	4,230	4,230
[1] Louisiana GO TOB VRDO	3.990%	5/7/07 (2)	5,195	5,195
[1] Louisiana GO TOB VRDO	3.990%	5/7/07 (3)	30,000	30,000
Louisiana Local Govt. Environment Facilities
Community Dev. Auth. Rev. VRDO	3.950%	5/7/07 LOC	12,500	12,500
				67,505
Maine (0.7%)
Maine GO BAN	4.500%	6/8/07	30,310	30,333
[1] Maine Health & Higher Educ. Fac. Auth. Rev.
TOB VRDO	3.980%	5/7/07 (1)	11,310	11,310
[1] Maine Housing Auth. General Rev. TOB VRDO	4.000%	5/7/07	3,740	3,740
[1] Maine Housing Auth. General Rev. TOB VRDO	4.000%	5/7/07	4,240	4,240
[1] Maine Housing Auth. General Rev. TOB VRDO	4.010%	5/7/07	1,665	1,665
[1] Maine Housing Auth. General Rev. TOB VRDO	4.010%	5/7/07	1,390	1,390
[1] Maine Housing Auth. General Rev. TOB VRDO	4.010%	5/7/07	3,825	3,825
[1] Maine Housing Auth. General Rev. TOB VRDO	4.020%	5/7/07	5,200	5,200
Maine Housing Auth. Mortgage PUT	3.650%	9/14/07	35,000	35,000
Maine Housing Auth. Mortgage Rev. PUT	3.620%	12/17/07	25,000	25,000
Maine Housing Auth. Mortgage Rev. VRDO	3.980%	5/7/07	5,000	5,000
Maine Housing Auth. Mortgage Rev. VRDO	3.980%	5/7/07	5,000	5,000
				131,703
Maryland (1.2%)
Baltimore MD Consolidated Public Improvement CP	3.680%	8/14/07	30,375	30,375
Howard County MD CP	3.620%	6/18/07	7,000	7,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Howard County MD CP	3.680%	8/14/07	12,400	12,400
[1] Maryland Dept. of Housing & Community Dev.
Mortgage Rev. Draw Down TOB VRDO	3.870%	5/7/07	10,415	10,415
Maryland Dept. of Housing & Community Dev. Rev.	3.670%	9/12/07	18,000	18,000
Maryland Dept. of Housing & Community Dev. Rev.	3.720%	9/12/07	21,000	21,000
Maryland Dept. of Housing & Community Dev. Rev.	3.640%	12/14/07	5,000	5,000
[1] Maryland Dept. of Housing & Community Dev. Rev.
TOB VRDO	4.000%	5/7/07	7,995	7,995
[1] Maryland Dept. of Housing & Community Dev. Rev.
TOB VRDO	4.010%	5/7/07	20	20
[1] Maryland Dept. of Housing & Community Dev. Rev.
TOB VRDO	4.020%	5/7/07	3,000	3,000
[1] Maryland Dept. of Housing & Community Dev.
TOB VRDO	4.000%	5/7/07	7,800	7,800
[1] Maryland Dept. of Transp. TOB VRDO	3.990%	5/7/07	4,800	4,800
Maryland GO	5.250%	3/1/08	24,935	25,270
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Gilman School) VRDO	3.950%	5/7/07 LOC	8,000	8,000
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Johns Hopkins Univ.) CP	3.650%	5/1/07	21,262	21,262
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Johns Hopkins Univ.) CP	3.680%	5/11/07	6,988	6,988
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System) VRDO	3.930%	5/7/07 (2)	16,900	16,900
Montgomery County MD
Consolidated Public Improvement CP	3.640%	5/1/07	40,000	40,000
[1] Northeast MD Waste Disposal TOB PUT	3.780%	8/2/07 (2)	4,995	4,995
				251,220
Massachusetts (2.0%)
Massachusetts GAN	7.000%	12/15/07 (1)	24,810	25,312
Massachusetts GO CP	3.650%	6/7/07	105,000	105,000
[1] Massachusetts GO TOB VRDO	3.970%	5/7/07	5,765	5,765
[1] Massachusetts GO TOB VRDO	3.970%	5/7/07 (4)	7,495	7,495
Massachusetts GO VRDO	4.100%	5/1/07	9,000	9,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Baystate Medical Center) VRDO	3.960%	5/7/07 LOC	21,900	21,900
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	3.650%	5/24/07	24,000	24,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	3.670%	6/13/07	40,735	40,735
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	3.650%	7/11/07	7,000	7,000
[1] Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) TOB VRDO	3.980%	5/7/07	15,000	15,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	3.890%	5/7/07	33,500	33,500
Massachusetts Housing Finance Agency Housing Rev.	3.830%	8/1/07	7,000	7,000
[1] Massachusetts Housing Finance Agency Housing Rev.
TOB VRDO	4.000%	5/7/07	10,525	10,525
[1] Massachusetts School Building Auth.
Dedicated Sales Tax Rev. TOB VRDO	3.980%	5/7/07 (1)	9,800	9,800
[1] Massachusetts School Building Auth.
Dedicated Sales Tax Rev. TOB VRDO	3.980%	5/7/07 (4)	31,135	31,135
[1] Massachusetts School Building Auth.
Dedicated Sales Tax Rev. TOB VRDO	3.980%	5/7/07 (4)	8,800	8,800

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Massachusetts School Building Auth.
Dedicated Sales Tax Rev. TOB VRDO	3.980%	5/7/07 (4)	7,070	7,070
[1] Massachusetts Water Pollution Abatement
TOB VRDO	3.970%	5/7/07	5,250	5,250
[1] Massachusetts Water Resources Auth. Rev.
TOB VRDO	3.980%	5/7/07 (2)	7,300	7,300
[1] Massachusetts Water Resources Auth. Rev.
TOB VRDO	3.980%	5/7/07	7,565	7,565
Massachusetts Water Resources Auth. Rev. VRDO	3.920%	5/7/07 (3)	2,190	2,190
Massachusetts Water Resources Auth. Rev. VRDO	3.920%	5/7/07 (2)	3,260	3,260
Needham MA BAN	4.000%	6/15/07	14,200	14,205
				408,807
Michigan (3.8%)
[1] Detroit MI City School Dist. TOB VRDO	3.990%	5/7/07 (3)	7,680	7,680
[1] Detroit MI City School Dist. TOB VRDO	3.990%	5/7/07 (3)	12,375	12,375
[1] Detroit MI Sewer System Rev. TOB VRDO	3.970%	5/7/07 (3)	15,000	15,000
[1] Detroit MI Sewer System Rev. TOB VRDO	3.970%	5/7/07 (3)	3,568	3,567
[1] Detroit MI Sewer System Rev. TOB VRDO	3.980%	5/7/07 (4)	22,050	22,050
[1] Detroit MI Sewer System Rev. TOB VRDO	3.990%	5/7/07 (1)	20,100	20,100
[1] Detroit MI Sewer System Rev. TOB VRDO	3.990%	5/7/07 (3)	19,600	19,600
Detroit MI Sewer System Rev. VRDO	3.920%	5/7/07 (3)	20,000	20,000
[1] Huron Valley MI School Dist. TOB VRDO	3.990%	5/7/07	11,000	11,000
[1] Michigan Building Auth. Rev. TOB VRDO	3.990%	5/7/07 (1)	12,180	12,180
[1] Michigan Building Auth. Rev. TOB VRDO	3.970%	5/7/07 (4)	9,635	9,635
[1] Michigan Building Auth. Rev. TOB VRDO	3.980%	5/7/07 (1)	4,250	4,250
[1] Michigan Building Auth. Rev. TOB VRDO	3.980%	5/7/07	5,090	5,090
[1] Michigan Building Auth. Rev. TOB VRDO	3.990%	5/7/07 (3)	7,000	7,000
[1] Michigan Environmental Program GO TOB VRDO	3.980%	5/7/07	4,375	4,375
Michigan GO TAN	4.250%	9/28/07 LOC	150,000	150,374
[1] Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System) TOB VRDO	3.980%	5/7/07	1,670	1,670
Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System) VRDO	3.970%	5/7/07 LOC	50,000	50,000
Michigan Hosp. Finance Auth. Rev.
(Holland Community Hosp.) VRDO	3.960%	5/7/07 LOC	7,000	7,000
[1] Michigan Hosp. Finance Auth. Rev. TOB VRDO	3.980%	5/7/07 LOC	14,200	14,200
[1] Michigan Housing Dev. Auth. Rev. TOB VRDO	3.990%	5/7/07 (4)	8,125	8,125
Michigan Housing Dev. Auth. Single Family
Mortgage Rev. VRDO	4.040%	5/7/07	14,015	14,015
Michigan Muni. Bond Auth. Rev.	4.500%	8/20/07 LOC	90,000	90,219
Michigan Muni. Bond Auth. Rev.	4.500%	8/20/07	29,400	29,472
[1] Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund) TOB VRDO	3.980%	5/7/07	7,580	7,580
[1] Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund) TOB VRDO	3.980%	5/7/07	8,360	8,360
[1] Michigan Muni. Bond Auth. Rev. TOB VRDO	3.980%	5/7/07	30,370	30,370
Michigan State Univ. Board of Trustees VRDO	3.930%	5/7/07	2,700	2,700
Oakland County MI Econ. Dev. Corp.
(Cranbrook Educ. Comm.) VRDO	3.960%	5/7/07	6,500	6,500
Univ. of Michigan Hosp. Rev. VRDO	3.950%	5/7/07	59,695	59,695
Univ. of Michigan Univ. Rev. VRDO	3.950%	5/7/07	82,680	82,680
[1] Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County) TOB VRDO	4.020%	5/7/07 (1)	13,640	13,640
[1] Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County) TOB VRDO	4.020%	5/7/07 (1)	2,745	2,745

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Wayne Charter County MI Airport Rev. TOB VRDO	4.010%	5/7/07 (1)	4,560	4,560
[1] Wayne Charter County MI Airport Rev. TOB VRDO	4.010%	5/7/07 (1)	6,795	6,795
				764,602
Minnesota (1.1%)
[1] Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.970%	5/7/07 (3)	50,000	50,000
[1] Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.970%	5/7/07 (2)	18,000	18,000
[1] Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.980%	5/7/07 (2)	6,850	6,850
[1] Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.980%	5/7/07 (2)	19,925	19,925
[1] Minneapolis MN TOB VRDO	3.980%	5/7/07	3,960	3,960
[1] Minnesota GO TOB VRDO	3.980%	5/7/07	3,840	3,840
[1] Minnesota GO TOB VRDO	3.980%	5/7/07	3,625	3,625
[1] Minnesota GO TOB VRDO	3.980%	5/7/07	4,095	4,095
Minnesota Housing Finance Agency Residential
Housing Finance PUT	3.580%	11/29/07	26,000	26,000
Minnesota Housing Finance Agency Residential
Housing Finance PUT	3.580%	11/29/07	11,500	11,500
Minnesota Housing Finance Agency Residential
Housing Finance Rev.	3.700%	3/4/08	16,500	16,500
Minnesota Housing Finance Agency Residential
Housing Finance VRDO	3.990%	5/7/07	4,600	4,600
Minnesota Rural Water Finance Auth. Public
Project Construction TAN	4.750%	9/1/07	12,500	12,543
Minnesota School Dist. Tax & Aid Borrowing
Program COP TAN	4.500%	9/5/07	15,000	15,046
Rochester MN Health Care Fac. Rev.
(Mayo Foundation) CP	3.680%	7/11/07	10,000	10,000
Rochester MN Health Care Fac. Rev.
(Mayo Foundation) CP	3.670%	7/17/07	8,600	8,600
				215,084
Mississippi (0.8%)
[1] Mississippi Dev. Bank GO TOB VRDO	3.980%	5/7/07 (3)	6,485	6,485
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.940%	5/7/07 (3)	12,150	12,150
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.950%	5/7/07	48,119	48,119
[1] Mississippi GO TOB VRDO	3.970%	5/7/07	12,515	12,515
[1] Mississippi GO TOB VRDO	3.970%	5/7/07 (4)	9,200	9,200
[1] Mississippi GO TOB VRDO	3.990%	5/7/07 (3)	4,000	4,000
Mississippi GO VRDO	3.940%	5/7/07	50,820	50,820
[1] Mississippi Home Corp. Single Family Rev. TOB VRDO	3.980%	5/7/07 (3)	2,250	2,250
[1] Mississippi Home Corp. Single Family Rev. TOB VRDO	4.000%	5/7/07	13,580	13,580
				159,119
Missouri (1.1%)
Bi-State Dev. Agency of the Missouri-Illinois Metro.
Dist. (St. Clair County Metrolink Extension) VRDO	3.920%	5/7/07 (4)	18,500	18,500
Curators of the Univ. of Missouri
System Fac. Rev. VRDO	4.020%	5/1/07	12,600	12,600
Curators of the Univ. of Missouri
System Fac. Rev. VRDO	4.020%	5/1/07	25,080	25,080
[1] Kansas City MO GO TOB VRDO	3.980%	5/7/07	7,280	7,280
[1] Missouri Board Public Building Special Obligation
Rev. TOB VRDO	3.990%	5/7/07	13,610	13,610
[1] Missouri Board Public Building Special Obligation
Rev. TOB VRDO	3.990%	5/7/07	5,000	5,000
[1] Missouri Environmental Improvement & Energy
Resource Auth. Water PCR
(Clean Water SRF Program) TOB VRDO	3.970%	5/7/07	7,430	7,430

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Missouri Health & Educ. Fac. Auth. Rev.
(Washington Univ.) TOB VRDO	3.990%	5/7/07	9,900	9,900
Missouri Health & Educ. Fac. Auth. Rev.
(Washington Univ.) VRDO	4.020%	5/1/07	10,815	10,815
[1] Missouri Health & Educ. Fac. Auth. TOB VRDO	3.990%	5/7/07	8,000	8,000
Missouri Higher Educ. Student Loan Auth. VRDO	4.000%	5/7/07 (1)	30,200	30,200
[1] Missouri Highways & Transp. Comm. Road Rev.
TOB VRDO	3.980%	5/7/07	6,985	6,985
[1] Missouri Highways & Transp. Comm.
Road Rev. TOB VRDO	3.990%	5/7/07	6,900	6,900
[1] Missouri Highways & Transp. Comm.
Road Rev. TOB VRDO	3.990%	5/7/07	6,555	6,555
[1] Missouri Highways & Transp. Comm.
Road Rev. TOB VRDO	3.990%	5/7/07	5,000	5,000
Missouri Highways & Transp. Comm.
Road Rev. VRDO	3.920%	5/7/07 LOC	5,085	5,085
[1] Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO	4.050%	5/7/07	10,130	10,130
[1] Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO	4.050%	5/7/07	3,785	3,785
[1] Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO	4.020%	5/7/07	6,900	6,900
1 St. Charles County MO IDA TOB VRDO	4.050%	5/7/07	16,590	16,590
1 St. Louis MO IDA Multifamily
Housing Rev. TOB VRDO	4.050%	5/7/07	8,910	8,910
				225,255
Nebraska (0.7%)
American Public Energy Agency Nebraska
(National Public Gas Agency) VRDO	3.950%	5/7/07	34,700	34,700
American Public Energy Agency Nebraska
(National Public Gas Agency) VRDO	3.950%	5/7/07	36,211	36,211
[1] Douglas County NE School Dist. GO TOB VRDO	3.980%	5/7/07	7,300	7,300
[1] Lancaster County NE School Dist. No. 1
(Lincoln Public Schools) TOB VRDO	3.990%	5/7/07	12,805	12,805
Lincoln NE Lincoln Electric System CP	3.670%	6/11/07	27,250	27,250
[1] Nebraska Public Power Dist. Rev. TOB VRDO	3.990%	5/7/07 (2)	5,330	5,330
[1] Nebraska Public Power Dist. Rev. TOB VRDO	3.990%	5/7/07 (2)	3,200	3,200
[1] Omaha NE Public Power Dist. Electric Rev.
TOB VRDO	3.980%	5/7/07	14,725	14,725
[1] Omaha NE TOB VRDO	3.990%	5/7/07	8,000	8,000
				149,521
Nevada (1.1%)
Clark County NV Airport Improvement Rev. VRDO	3.920%	5/7/07 (3)	20,000	20,000
Clark County NV Airport Improvement Rev. VRDO	3.930%	5/7/07 (3)	13,000	13,000
Clark County NV Airport Improvement Rev. VRDO	3.970%	5/7/07 (3)	13,730	13,730
[1] Clark County NV Airport System Rev. TOB VRDO	3.970%	5/7/07 (3)	10,095	10,095
Clark County NV GO	7.500%	6/1/07 (2)	4,630	4,645
Clark County NV GO	7.500%	6/1/07 (2)	4,920	4,936
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport) VRDO	4.020%	5/7/07 (1)	18,000	18,000
Clark County NV School Dist. GO	5.000%	6/1/07 (3)	29,020	29,054
Clark County NV School Dist. GO	5.000%	6/15/07 (1)	13,475	13,498
Clark County NV School Dist. GO	5.000%	6/15/07 (1)	14,710	14,736
Clark County NV School Dist. GO	5.500%	6/15/07 (4)	10,000	10,021
[1] Clark County NV School Dist. GO TOB VRDO	3.980%	5/7/07 (4)	5,630	5,630

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Clark County NV School Dist. GO TOB VRDO	3.980%	5/7/07 (4)	17,385	17,385
[1] Clark County NV School Dist. GO TOB VRDO	3.990%	5/7/07 (1)	5,850	5,850
[1] Clark County NV School Dist. GO TOB VRDO	3.990%	5/7/07 (4)	10,420	10,420
Las Vegas Valley Water Dist. Nevada CP	3.650%	7/11/07	5,000	5,000
[1] Las Vegas Valley Water Dist. Nevada GO Water
Improvement & Refunding TOB VRDO	3.980%	5/7/07 (3)	3,300	3,300
Las Vegas Valley Water Dist. Nevada GO Water
Improvement & Refunding VRDO	4.100%	5/1/07	3,000	3,000
[1] Las Vegas Valley Water Dist. Nevada TOB VRDO	3.980%	5/7/07 (4)	5,490	5,490
[1] Nevada GO TOB VRDO	3.980%	5/7/07 (4)	2,595	2,595
[1] Nevada GO TOB VRDO	3.990%	5/7/07	5,125	5,125
Nevada Highway Improvement Rev.
(Motor Vehicle Fuel Tax)	5.000%	12/1/07 (1)	4,325	4,358
Nevada Housing Division Multi-Unit Housing
City Center VRDO	3.980%	5/7/07 LOC	7,440	7,440
				227,308
New Hampshire (0.1%)
New Hampshire Health & Educ. Fac. Auth. Rev.
(Kendal at Hanover) VRDO	3.950%	5/7/07 LOC	12,220	12,220

New Jersey (1.1%)
Middlesex County NJ BAN	4.500%	6/14/07	35,529	35,558
[1] New Jersey COP TOB PUT	3.600%	5/3/07 (2)	4,995	4,995
New Jersey Econ. Dev. Auth. Rev.
(Chambers Cogeneration Limited Partnership) CP	3.780%	6/7/07 LOC	30,000	30,000
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/07	15,300	15,371
New Jersey GO	5.000%	7/15/07	21,000	21,061
[1] New Jersey GO TOB PUT	3.600%	6/7/07 (2)	19,990	19,990
[1] New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. TOB PUT	3.600%	5/3/07 (7)	39,290	39,290
New Jersey TRAN	4.500%	6/22/07	51,000	51,057
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.960%	5/7/07 (1)	10,605	10,605
				227,927
New Mexico (1.2%)
[1] New Mexico Finance Auth. Rev. TOB VRDO	3.990%	5/7/07 (2)	7,990	7,990
[1] New Mexico Finance Auth. Rev. TOB VRDO	3.990%	5/7/07 (1)	8,830	8,830
[1] New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.980%	5/7/07 (1)	5,185	5,185
[1] New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.980%	5/7/07 (1)	17,670	17,670
[1] New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.980%	5/7/07 (2)	5,210	5,210
[1] New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.980%	5/7/07 (1)	10,955	10,955
[1] New Mexico Mortgage Finance Auth. TOB VRDO	4.000%	5/7/07	20,125	20,125
New Mexico Severance Tax Rev.	5.000%	7/1/07	10,000	10,024
New Mexico TRAN	4.250%	6/29/07	67,000	67,062
New Mexico TRAN	4.500%	6/29/07	25,000	25,029
Univ. of New Mexico Univ. Rev. VRDO	3.930%	5/7/07	36,940	36,940
Univ. of New Mexico Univ. Rev. VRDO	3.930%	5/7/07	12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	4.000%	5/7/07	20,830	20,830
				247,850
New York (3.4%)
Buffalo NY Fiscal Stability Auth. BAN	4.250%	5/15/07	6,500	6,501
Buffalo NY Fiscal Stability Auth. BAN	4.250%	8/14/07	11,000	11,018
Elwood NY Union Free School Dist. TAN	4.250%	6/28/07	9,000	9,009
Great Neck NY UFSD TAN	4.250%	6/28/07	19,500	19,519
[1] Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax) TOB VRDO	3.980%	5/7/07 (1)	6,015	6,015

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	3.650%	6/25/07 LOC	25,000	25,000
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.980%	5/7/07 (2)	14,700	14,700
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.980%	5/7/07 (2)	19,050	19,050
Metro. New York Transp. Auth. Transit Fac. CP	3.650%	6/18/07 LOC	50,000	50,000
Metro. New York Transp. Auth. Transit Fac. CP	3.650%	6/19/07 LOC	50,000	50,000
New York City NY GO	5.000%	8/1/07	23,510	23,587
New York City NY GO VRDO	4.070%	5/1/07 LOC	16,825	16,825
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP	3.820%	5/17/07	50,000	50,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP	3.780%	7/5/07	100,000	100,000
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.980%	5/7/07 (1)	9,900	9,900
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.980%	5/7/07 (1)	12,300	12,300
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.980%	5/7/07	19,600	19,600
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	4.000%	5/1/07 (3)	24,285	24,285
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	4.070%	5/1/07 (3)	12,400	12,400
New York City NY Transitional Finance Auth. BAN	4.250%	6/29/07	15,000	15,014
[1] New York City NY Transitional Finance Auth.
Building Aid Rev. TOB PUT	3.580%	6/7/07 (3)	10,000	10,000
[1] New York City NY Transitional Finance Auth.
Rev. TOB VRDO	3.980%	5/7/07	12,475	12,475
[1] New York City NY Transitional Finance Auth.
Rev. TOB VRDO	3.980%	5/7/07	12,175	12,175
[1] New York Metro. Transp. Auth. Rev. TOB VRDO	3.980%	5/7/07 (4)	9,155	9,155
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.980%	5/7/07	43,560	43,560
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/07	3,515	3,521
New York State Housing Finance Agency Rev. VRDO	3.930%	5/7/07 LOC	11,000	11,000
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/08	23,480	23,767
[1] New York State Thruway Auth. Rev. TOB VRDO	3.980%	5/7/07 (4)	22,630	22,630
Port Auth. of New York & New Jersey Rev.	5.000%	8/1/07	4,900	4,914
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.970%	5/7/07	10,000	10,000
Syracuse NY RAN	4.250%	6/29/07 LOC	17,300	17,317
Syracuse NY RAN	4.250%	7/10/07 LOC	10,000	10,012
				685,249
North Carolina (3.5%)
Board of Governors of Univ. of NC
Chapel Hill & NC State Univ. of Raleigh CP	3.730%	8/10/07	12,000	12,000
Board of Governors of Univ. of NC
Chapel Hill & NC State Univ. of Raleigh CP	3.680%	8/14/07	34,600	34,600
Board of Governors of Univ. of NC
Chapel Hill & NC State Univ. of Raleigh CP	3.650%	7/10/07	23,185	23,185
[1] Charlotte NC COP TOB VRDO	3.980%	5/7/07	5,295	5,295
Charlotte NC Water & Sewer System Rev. VRDO	3.950%	5/7/07	58,200	58,200
Mecklenburg County NC GO VRDO	3.950%	5/7/07	8,200	8,200
Mecklenburg County NC GO VRDO	3.950%	5/7/07	8,200	8,200
Mecklenburg County NC GO VRDO	3.950%	5/7/07	7,000	7,000
Mecklenburg County NC GO VRDO	3.950%	5/7/07	7,000	7,000
Mecklenburg County NC GO VRDO	3.950%	5/7/07	7,000	7,000
Mecklenburg County NC GO VRDO	3.950%	5/7/07	10,000	10,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mecklenburg County NC GO VRDO	3.950%	5/7/07	13,500	13,500
Mecklenburg County NC GO VRDO	3.950%	5/7/07	9,000	9,000
Mecklenburg County NC GO VRDO	3.950%	5/7/07	8,200	8,200
North Carolina Capital Fac. Finance Agency
(YMCA of Greater Winston-Salem) VRDO	3.950%	5/7/07 LOC	11,545	11,545
[1] North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) TOB VRDO	3.990%	5/7/07	8,600	8,600
[1] North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) TOB VRDO	3.990%	5/7/07	20,000	20,000
[1] North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) TOB VRDO	3.990%	5/7/07	5,000	5,000
[1] North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) TOB VRDO	3.990%	5/7/07	12,000	12,000
[1] North Carolina Capital Fac. Finance Agency Rev.
TOB VRDO	3.990%	5/7/07	15,700	15,700
[1] North Carolina Eastern Muni. Power Agency Rev.
TOB VRDO	3.980%	5/7/07 (3)	4,075	4,075
North Carolina GO	5.000%	2/1/08	27,585	27,861
[1] North Carolina GO TOB VRDO	3.980%	5/7/07	3,485	3,485
[1] North Carolina Housing Finance Agency TOB VRDO	4.080%	5/7/07	2,400	2,400
[1] North Carolina Infrastructure Financial Corp.
COP TOB VRDO	3.970%	5/7/07	10,475	10,475
[1] North Carolina Infrastructure Financial Corp.
COP TOB VRDO	3.980%	5/7/07	2,620	2,620
[1] North Carolina Medical Care Comm. Health Care Fac.
(Duke Univ. Health System) TOB VRDO	3.980%	5/7/07	32,000	32,000
North Carolina Medical Care Comm. Health Care Fac.
(Duke Univ. Health System) VRDO	3.960%	5/7/07	10,500	10,500
North Carolina Medical Care Comm. Health Care Fac.
(Univ. Eastern Carolina) VRDO	3.900%	5/7/07 (2)	15,010	15,010
North Carolina Medical Care Comm. Health Care Fac.
(Univ. Eastern Carolina) VRDO	3.960%	5/7/07 (2)	64,700	64,700
[1] North Carolina Medical Care Comm. Health Care Fac.
TOB VRDO	3.980%	5/7/07	7,330	7,330
North Carolina Medical Care Comm. Hosp.
(Moses H. Cone Memorial Hosp.) VRDO	3.940%	5/7/07	47,700	47,700
Raleigh Durham NC Airport Auth. Rev. VRDO	3.970%	5/7/07 (10)	12,000	12,000
Raleigh Durham NC Airport Auth. Rev. VRDO	3.980%	5/7/07 (10)	9,000	9,000
Raleigh NC Downtown Improvement Project
COP VRDO	3.960%	5/7/07	83,225	83,225
Raleigh NC Downtown Improvement Project
COP VRDO	3.960%	5/7/07	15,000	15,000
Union County NC GO CP	3.670%	7/31/07	9,000	9,000
[1] Univ. of North Carolina Univ. Rev. TOB VRDO	3.990%	5/7/07	30,000	30,000
[1] Univ. of North Carolina Univ. Rev. TOB VRDO	3.990%	5/7/07	14,850	14,850
Winston-Salem NC Water &
Sewer System Rev. VRDO	3.950%	5/7/07	19,500	19,500
Winston-Salem NC Water &
Sewer System Rev. VRDO	3.980%	5/7/07	5,000	5,000
				709,956
Ohio (2.7%)
Anderson Township OH BAN	4.750%	6/14/07	15,000	15,018
Cleveland OH Airport System Rev.	5.500%	1/1/08 (4)	8,070	8,161
Columbus OH Regional Airport Auth.
Airport Refunding Rev.
(Oasbo Expanded Asset Program) VRDO	3.950%	5/7/07 LOC	45,000	45,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) CP	3.640%	5/8/07	19,200	19,200
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	4.070%	5/1/07	12,500	12,500
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	4.070%	5/1/07	5,000	5,000
Fairfield City OH Police Services Project BAN	4.250%	11/1/07	7,000	7,017
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group) VRDO	3.930%	5/7/07 (3)	6,350	6,350
[1] Hamilton County OH Sewer System Rev. TOB VRDO	3.980%	5/7/07 (1)	7,945	7,945
Lorain County OH Sewer System BAN	4.500%	11/14/07	2,000	2,007
[1] Marion County OH Multifamily Housing Rev.
TOB VRDO	4.050%	5/7/07	21,260	21,260
[1] Ohio Building Auth.
(Adult Correctional Building Fund) TOB VRDO	3.990%	5/7/07	7,920	7,920
[1] Ohio Building Auth. Rev.
(Administration Building Fund) TOB VRDO	3.980%	5/7/07 (4)	4,160	4,160
[1] Ohio Common Schools GO TOB VRDO	3.970%	5/7/07	5,535	5,535
Ohio Common Schools GO VRDO	3.900%	5/7/07	9,300	9,300
Ohio Common Schools GO VRDO	3.930%	5/7/07	29,000	29,000
[1] Ohio GO TOB VRDO	3.970%	5/7/07	10,380	10,380
[1] Ohio GO TOB VRDO	3.980%	5/7/07	5,785	5,785
[1] Ohio GO TOB VRDO	3.980%	5/7/07	4,095	4,095
Ohio GO VRDO	3.900%	5/7/07	29,200	29,200
Ohio GO VRDO	3.950%	5/7/07	46,360	46,360
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) CP	3.650%	7/13/07	7,300	7,300
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) CP	3.670%	7/13/07	5,000	5,000
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	3.950%	5/7/07	7,210	7,210
Ohio Higher Educ. Fac. Comm. Rev.
(Kenyon College) VRDO	3.930%	5/7/07	8,500	8,500
Ohio Higher Educ. Fac. Comm. Rev.
(Marietta College) VRDO	3.950%	5/7/07 LOC	7,700	7,700
Ohio Higher Educ. Fac. Comm. Rev. VRDO	3.940%	5/7/07 LOC	15,080	15,080
[1] Ohio Higher Educ. GO TOB VRDO	3.990%	5/7/07	10,000	10,000
[1] Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	4.020%	5/7/07	6,865	6,865
Ohio Housing Finance Agency Mortgage Rev. VRDO	4.010%	5/7/07	4,620	4,620
Ohio Housing Finance Agency Mortgage Rev. VRDO	4.010%	5/7/07	26,500	26,500
Ohio Housing Finance Agency Mortgage Rev. VRDO	4.010%	5/7/07	4,785	4,785
Ohio Infrastructure Improvement GO VRDO	3.950%	5/7/07	9,750	9,750
Ohio School Dist. Cash Flow Borrowing Program
COP BAN	4.750%	6/29/07	11,106	11,123
Ohio Solid Waste Rev.
(BP Exploration & Oil Inc.) VRDO	4.120%	5/1/07	9,885	9,885
Ohio Solid Waste Rev.
(BP Exploration & Oil Inc.) VRDO	4.120%	5/1/07	7,800	7,800
Ohio Water Dev. Auth. PCR
(FirstEnergy Nuclear) VRDO	3.970%	5/7/07 LOC	25,000	25,000
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	4.010%	5/7/07 LOC	10,000	10,000
[1] Ohio Water Dev. Auth. PCR TOB VRDO	3.980%	5/7/07	6,935	6,935
Portage County OH BAN	4.250%	10/25/07	9,855	9,878
Toledo OH City Services Special Assessment VRDO	3.930%	5/7/07 LOC	7,200	7,200
Univ. of Akron OH General Receipts Rev. VRDO	3.940%	5/7/07 (3)	11,815	11,815

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Cincinnati OH General Receipts VRDO	3.940%	5/7/07 (2)	17,300	17,300
Univ. of Toledo OH General Receipts VRDO	4.060%	5/1/07 (3)	2,660	2,660
Worthington OH BAN	4.375%	5/3/07	3,000	3,000
				537,099
Oklahoma (0.6%)
[1] Oklahoma State Capitol Improvement Auth.
Fac. Rev. TOB VRDO	3.990%	5/7/07 (2)	8,950	8,950
Oklahoma Turnpike Auth. VRDO	3.900%	5/7/07 (10)	13,900	13,900
Payne County OK Econ. Dev. Auth.
Student Housing Rev. VRDO	3.950%	5/7/07 (2)	36,230	36,230
Payne County OK Econ. Dev. Auth.
Student Housing Rev. VRDO	3.970%	5/7/07 (2)	16,500	16,500
Tulsa County OK Ind. Auth. PUT	3.600%	5/15/07	25,450	25,450
Tulsa County OK Ind. Auth. Rev. PUT	3.600%	5/15/07	14,140	14,140
				115,170
Oregon (1.0%)
Multnomah County OR TRAN	4.500%	6/29/07	20,000	20,026
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev. VRDO	3.980%	5/7/07	5,000	5,000
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	13,500	13,500
[1] Oregon State Dept. Transp.
Highway Usertax Rev. TOB VRDO	3.980%	5/7/07	3,450	3,450
[1] Oregon State Dept. Transp.
Highway Usertax Rev. TOB VRDO	3.980%	5/7/07	1,725	1,725
[1] Oregon State HomeOwner Rev. TOB VRDO	4.000%	5/7/07	15,765	15,765
[1] Oregon State HomeOwner Rev. TOB VRDO	4.010%	5/7/07	38,185	38,185
[1] Oregon State HomeOwner Rev. TOB VRDO	4.010%	5/7/07	49,430	49,430
Oregon State Housing & Community
Services Dept. Mortgage Rev. VRDO	3.950%	5/7/07	6,190	6,190
Oregon State Housing & Community
Services Dept. Mortgage Rev. VRDO	3.980%	5/7/07	5,000	5,000
Oregon State Housing & Community
Services Dept. Mortgage Rev. VRDO	4.000%	5/7/07	13,300	13,300
[1] Oregon State Veterans Welfare TOB VRDO	3.990%	5/7/07	6,820	6,820
Oregon State Veteran Welfare Services VRDO	3.910%	5/7/07	10,000	10,000
Portland OR Econ. Dev. (Broadway Project) VRDO	3.960%	5/7/07 (2)	6,275	6,275
[1] Portland OR Sewer System Rev. TOB VRDO	3.980%	5/7/07 (4)	3,170	3,170
				197,836
Pennsylvania (2.3%)
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	4.020%	5/1/07	11,750	11,750
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	4.020%	5/1/07	8,800	8,800
Pennsylvania Higher Educ. Assistance
Agency Student Loan Rev. VRDO	3.950%	5/7/07 (2)	8,500	8,500
Pennsylvania Higher Educ. Assistance
Agency Student Loan Rev. VRDO	3.960%	5/7/07 (2)	30,800	30,800
Pennsylvania Higher Educ. Assistance
Agency Student Loan Rev. VRDO	3.960%	5/7/07 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance
Agency Student Loan Rev. VRDO	4.010%	5/7/07 (4)	40,300	40,300
Pennsylvania Housing Finance Agency Rev. VRDO	3.950%	5/7/07	15,000	15,000
Pennsylvania Intergovernmental
Cooperation Auth. Rev. VRDO	3.940%	5/7/07 (2)	37,525	37,525

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev. TOB VRDO	3.980%	5/7/07 (1)	2,580	2,580
Pennsylvania Turnpike Comm.
Registration Fee Rev. VRDO	3.930%	5/7/07 (4)	20,495	20,495
[1] Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.990%	5/7/07 (2)	8,430	8,430
Pennsylvania Turnpike Comm. Rev. VRDO	3.910%	5/7/07	19,400	19,400
Pennsylvania Turnpike Comm. Rev. VRDO	3.930%	5/7/07 (2)	13,700	13,700
Pennsylvania Turnpike Comm. Rev. VRDO	3.930%	5/7/07	3,780	3,780
Philadelphia PA Airport Rev. VRDO	3.980%	5/7/07 (1)	22,500	22,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
Rev. (Children’s Hosp. of Philadelphia) VRDO	4.020%	5/1/07	7,200	7,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
Rev. (Children’s Hosp. of Philadelphia) VRDO	4.020%	5/1/07	5,000	5,000
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/07 (3)	3,905	3,915
Philadelphia PA School Dist. TRAN	4.500%	6/29/07 LOC	57,000	57,065
Red Lion PA School Dist. VRDO	3.940%	5/7/07 (4)	34,180	34,180
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.930%	5/7/07 (2)	1,500	1,500
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.930%	5/7/07 (2)	19,300	19,300
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.930%	5/7/07 (2)	12,000	12,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.930%	5/7/07 (2)	8,700	8,700
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.930%	5/7/07 (2)	10,800	10,800
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.930%	5/7/07 (2)	7,000	7,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.930%	5/7/07 (2)	17,700	17,700
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.930%	5/7/07 (2)	6,400	6,400
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.930%	5/7/07 (2)	7,000	7,000
				454,820
Rhode Island (0.3%)
[1] Narragansett RI Commission
WasteWater System Rev. TOB VRDO	3.970%	5/7/07 (1)	12,000	12,000
[1] Rhode Island Convention Center Auth. Rev.
TOB VRDO	3.990%	5/7/07 (4)	5,385	5,385
[1] Rhode Island Convention Center Auth. Rev.
TOB VRDO	3.990%	5/7/07 (4)	5,915	5,915
Rhode Island Econ. Dev. Corp. Airport Rev.	5.000%	7/1/07 (3)	2,830	2,836
[1] Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	3.980%	5/7/07 (1)	4,305	4,305
[1] Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	3.980%	5/7/07 (1)	4,790	4,790

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	4.000%	5/7/07 (1)	4,485	4,485
[1] Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	4.000%	5/7/07 (1)	3,925	3,925
[1] Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	4.020%	5/7/07 (1)	1,735	1,735
[1] Rhode Island Housing & Mortgage
Finance Corp. Rev. TOB VRDO	4.000%	5/7/07 (4)	5,320	5,320
				50,696
South Carolina (0.8%)
Beaufort County SC School Dist. BAN	4.875%	7/13/07 (ETM)	20,000	20,041
Charleston SC Waterworks & Sewer Rev.
Capital Improvement VRDO	3.950%	5/7/07	42,175	42,175
[1] Horry County SC School Dist. GO TOB VRDO	3.990%	5/7/07 (4)	3,750	3,750
[1] Scago Educ. Fac. Corp. for Pickens School Dist.
South Carolina (Pickens County Project)
TOB VRDO	3.970%	5/7/07 (4)	8,000	8,000
[1] South Carolina GO TOB VRDO	3.980%	5/7/07	11,940	11,940
[1] South Carolina Public Service Auth. Rev. TOB VRDO	3.980%	5/7/07 (1)	5,685	5,685
[1] South Carolina Public Service Auth. Rev. TOB VRDO	3.980%	5/7/07 (2)	4,520	4,520
[1] South Carolina Public Service Auth. Rev. TOB VRDO	3.990%	5/7/07 (2)	11,000	11,000
[1] South Carolina Public Service Auth. Rev. TOB VRDO	3.990%	5/7/07 (1)	23,150	23,150
[1] South Carolina Public Service Auth. Rev. TOB VRDO	3.990%	5/7/07 (4)	10,000	10,000
[1] South Carolina Transp. Infrastructure Rev. TOB VRDO	3.970%	5/7/07 (2)	6,390	6,390
[1] South Carolina Transp. Infrastructure Rev. TOB VRDO	3.990%	5/7/07 (2)	12,300	12,300
[1] South Carolina Transp. Infrastructure Rev. TOB VRDO	3.990%	5/7/07 (2)	7,780	7,780
				166,731
South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) VRDO	3.970%	5/7/07 LOC	15,000	15,000
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) VRDO	3.970%	5/7/07 LOC	16,790	16,790
[1] South Dakota Housing Dev. Auth.
Homeownership Mortgage Rev. TOB VRDO	4.080%	5/7/07	3,660	3,660
South Dakota Housing Dev. Auth.
Homeownership Mortgage Rev. VRDO	4.010%	5/7/07	3,400	3,400
[1] South Dakota Housing Dev. Auth. TOB VRDO	4.020%	5/7/07	3,650	3,650
				42,500
Tennessee (4.2%)
Blount County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	4.120%	5/1/07 (10)	13,400	13,400
Clarksville TN Public Building Auth. Rev.
(PooledFinancing) VRDO	4.040%	5/1/07 LOC	12,575	12,575
Clarksville TN Public Building Auth. Rev. VRDO	4.040%	5/1/07 LOC	3,400	3,400
Memphis TN Electric System Rev.	5.000%	12/1/07 (4)	13,875	13,977
Metro. Govt. of Nashville & Davidson County TN CP	3.670%	5/14/07	10,000	10,000
Metro. Govt. of Nashville & Davidson County
TN GO VRDO	3.950%	5/7/07	38,130	38,130
Metro. Govt. of Nashville & Davidson County TN Ind.
Dev. Board (Country Music Hall of Fame) VRDO	3.940%	5/7/07 LOC	12,800	12,800
Metro. Govt. of Nashville TN Airport Auth.
Improvement Refunding VRDO	3.950%	5/7/07 (3)LOC	29,700	29,700
Montgomery County TN Public Building Auth.
Pooled Financial Rev. (Tennessee County
Loan Pool) VRDO	4.040%	5/1/07 LOC	13,735	13,735

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County TN Public Building Auth.
Pooled Financial Rev. (Tennessee County
Loan Pool) VRDO	4.040%	5/1/07 LOC	11,975	11,975
[1] Muni. Electric Acquisition Corp. Tennessee
Gas Rev. TOB VRDO	3.980%	5/7/07	75,600	75,600
Sevier County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	4.110%	5/1/07	11,000	11,000
Sevier County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	4.120%	5/1/07 (2)	2,900	2,900
Sevier County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	4.150%	5/1/07 (2)	47,100	47,100
Sevier County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.960%	5/7/07 (2)	6,795	6,795
Sevier County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.960%	5/7/07 (2)	8,000	8,000
Shelby County TN GO VRDO	3.930%	5/7/07	11,400	11,400
Shelby County TN GO VRDO	3.950%	5/7/07	76,565	76,565
Shelby County TN GO VRDO	3.950%	5/7/07	146,800	146,800
Shelby County TN GO VRDO	3.950%	5/7/07	91,090	91,090
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (BriarCrest) VRDO	3.960%	5/7/07 LOC	7,800	7,800
Shelby County TN TAN	4.500%	6/29/07	17,000	17,019
Sumner County TN Capital Outlay VRDO	3.950%	5/7/07 LOC	10,000	10,000
Sumner County TN Capital Outlay VRDO	3.950%	5/7/07 LOC	30,000	30,000
Sumner County TN Capital Outlay VRDO	3.950%	5/7/07 LOC	26,000	26,000
[1] Tennessee Energy Acquisition Corp. Gas Rev.
TOB VRDO	3.970%	5/7/07	8,770	8,770
[1] Tennessee Energy Acquisition Corp. Gas Rev.
TOB VRDO	3.970%	5/7/07	8,990	8,990
[1] Tennessee Energy Acquisition Corp. Gas Rev.
TOB VRDO	3.980%	5/7/07	15,000	15,000
[1] Tennessee Housing Dev. Agency
(Homeownership Program) TOB VRDO	4.080%	5/7/07	2,180	2,180
Tennessee IAM GO CP	3.650%	6/12/07	66,300	66,300
Tennessee IAM GO CP	3.650%	7/13/07	10,000	10,000
				839,001
Texas (16.8%)
[1] Alvin TX Community College TOB VRDO	3.990%	5/7/07 (1)	5,220	5,220
[1] Austin TX Electric Util. System Rev. TOB VRDO	3.980%	5/7/07 (4)	11,390	11,390
[1] Austin TX Electric Util. System Rev. TOB VRDO	3.980%	5/7/07 (1)	4,755	4,755
[1] Austin TX Electric Util. System Rev. TOB VRDO	3.990%	5/7/07 (2)	6,665	6,665
[1] Austin TX Public Improvement GO TOB VRDO	3.980%	5/7/07	6,460	6,460
[1] Austin TX Public Improvement GO TOB VRDO	3.990%	5/7/07 (3)	5,750	5,750
[1] Austin TX Water & Wastewater System Rev.
TOB PUT	3.730%	7/12/07 (1)	13,275	13,275
[1] Austin TX Water & Wastewater System Rev.
TOB VRDO	3.980%	5/7/07 (4)	9,200	9,200
Board of Regents of the Univ. of Texas System Rev.
Financing System CP	3.750%	5/16/07	25,000	25,000
Board of Regents of the Univ. of Texas System Rev.
Financing System CP	3.640%	7/12/07	20,078	20,078
Board of Regents of the Univ. of Texas System Rev.
Financing System CP	3.730%	8/8/07	17,893	17,893
[1] Board of Regents of the Univ. of Texas System Rev.
Financing System TOB VRDO	3.970%	5/7/07	10,215	10,215
[1] Bridgeport TX Independent School Dist. TOB VRDO	3.990%	5/7/07	6,430	6,430

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Conroe TX Independent School Dist. TOB VRDO	3.990%	5/7/07 (3)	5,530	5,530
[1] Corpus Christi TX GO TOB VRDO	3.980%	5/7/07 (4)	4,380	4,380
[1] Cypress-Fairbanks TX Independent School Dist.
TOB VRDO	3.990%	5/7/07	11,880	11,880
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.000%	8/15/07	12,750	12,802
[1] Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	3.980%	5/7/07	1,550	1,550
[1] Dallas County TX Community College Dist.
TOB VRDO	3.990%	5/7/07	8,490	8,490
[1] Dallas TX Area Rapid Transit TOB VRDO	3.980%	5/7/07 (2)	3,945	3,945
[1] Dallas TX Area Rapid Transit TOB VRDO	3.980%	5/7/07 (2)	12,170	12,170
[1] Dallas TX Area Rapid Transit TOB VRDO	3.990%	5/7/07 (3)	5,260	5,260
[1] Dallas TX Area Rapid Transit TOB VRDO	3.990%	5/7/07 (2)	6,000	6,000
[1] Dallas TX Area Rapid Transit TOB VRDO	3.990%	5/7/07 (2)	9,355	9,355
[1] Dallas TX GO TOB VRDO	3.980%	5/7/07	11,705	11,705
1Dallas TX GO TOB VRDO	3.980%	5/7/07	7,840	7,840
[1] Dallas TX Independent School Dist. GO TOB VRDO	3.980%	5/7/07	6,115	6,115
[1] Dallas TX Independent School Dist. GO TOB VRDO	3.990%	5/7/07	3,675	3,675
[1] Dallas TX Rapid Transit Tax TOB VRDO	3.970%	5/7/07 (2)	9,920	9,920
[1] Dallas TX Waterworks & Sewer System Rev.
TOB VRDO	3.980%	5/7/07	2,165	2,165
[1] Dallas TX Waterworks & Sewer System Rev.
TOB VRDO	3.990%	5/7/07	19,085	19,085
Dallas-Fort Worth TX International Airport Rev.	5.500%	11/1/07 (3)	3,000	3,026
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	4.000%	5/7/07 (4)	1,335	1,335
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	4.000%	5/7/07 (1)	1,745	1,745
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	4.010%	5/7/07 (4)	2,525	2,525
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	4.010%	5/7/07 (1)	3,000	3,000
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	4.020%	5/7/07 (4)	2,170	2,170
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	4.020%	5/7/07 (1)	3,990	3,990
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	4.020%	5/7/07 (3)	4,472	4,472
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	4.020%	5/7/07 (10)	5,810	5,810
Denton TX Independent School Dist. VRDO	3.910%	5/7/07	12,500	12,500
Denton TX Independent School Dist. VRDO	3.990%	5/7/07	10,500	10,500
[1] Duncanville TX Independent School Dist. TOB VRDO	3.990%	5/7/07	8,225	8,225
1 El Paso TX GO TOB VRDO	3.980%	5/7/07 (3)	3,130	3,130
El Paso TX Independent School Dist.
School Building GO VRDO	3.930%	5/7/07	35,030	35,030
[1] Frisco TX TOB VRDO	3.990%	5/7/07 (4)	4,160	4,160
[1] Frisco TX TOB VRDO	3.990%	5/7/07 (1)	7,500	7,500
Garland TX Independent School Dist. PUT	3.720%	6/15/07	24,625	24,625
[1] Garland TX Independent School Dist. TOB VRDO	3.990%	5/7/07	5,250	5,250
[1] Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	3.980%	5/7/07 LOC	11,600	11,600
[1] Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	3.980%	5/7/07 LOC	11,000	11,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	3.980%	5/7/07 LOC	40,000	40,000
[1] Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	3.980%	5/7/07 LOC	10,000	10,000
[1] Harris County TX Flood Control Dist. TOB VRDO	3.980%	5/7/07	10,395	10,395
[1] Harris County TX Flood Control Dist. TOB VRDO	3.990%	5/7/07	3,100	3,100
[1] Harris County TX Flood Control Dist. TOB VRDO	3.990%	5/7/07	33,300	33,300
Harris County TX GO CP	3.650%	6/8/07	21,195	21,195
[1] Harris County TX GO TOB PUT	3.730%	7/19/07	8,140	8,140
[1] Harris County TX GO TOB VRDO	3.980%	5/7/07 (3)	4,690	4,690
[1] Harris County TX GO TOB VRDO	3.980%	5/7/07 (4)	2,900	2,900
[1] Harris County TX GO TOB VRDO	3.990%	5/7/07 (3)	5,575	5,575
[1] Harris County TX GO TOB VRDO	3.990%	5/7/07	16,255	16,255
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
(Texas Medical Center Project) VRDO	4.020%	5/1/07 (1)	6,700	6,700
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO	4.020%	5/1/07	343,600	343,600
[1] Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.) TOB VRDO	3.980%	5/7/07	5,500	5,500
[1] Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.) TOB VRDO	4.000%	5/7/07	6,775	6,775
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.) VRDO	4.020%	5/1/07	133,015	133,015
Harris County TX Health Fac. Dev. Corp. Rev.
(Young Men’s Christian Assn. of
Greater Houston) VRDO	4.020%	5/1/07 LOC	34,665	34,665
[1] Harris County TX Permanent Improvement &
Refunding TOB VRDO	3.990%	5/7/07	4,160	4,160
[1] Harris County TX Toll Road Rev. TOB VRDO	3.980%	5/7/07	9,280	9,280
[1] Harris County TX Toll Road Rev. TOB VRDO	3.980%	5/7/07 (4)	6,470	6,470
[1] Harris County TX Toll Road TOB VRDO	3.970%	5/7/07	4,645	4,645
[1] Houston TX Airport System Rev. TOB VRDO	3.970%	5/7/07 (4)	3,000	3,000
Houston TX GO CP	3.650%	6/14/07	20,000	20,000
Houston TX GO CP	3.670%	7/11/07	13,000	13,000
[1] Houston TX GO TOB VRDO	3.980%	5/7/07 (2)	4,130	4,130
[1] Houston TX GO TOB VRDO	3.990%	5/7/07 (1)	4,950	4,950
[1] Houston TX GO TOB VRDO	3.990%	5/7/07 (1)	3,565	3,565
Houston TX Higher Educ. Finance Corp.
(Rice Univ.) CP	3.650%	7/13/07	5,000	5,000
[1] Houston TX Housing Finance Corp. TOB VRDO	4.050%	5/7/07	14,845	14,845
[1] Houston TX Housing Finance Corp. TOB VRDO	4.050%	5/7/07	10,120	10,120
Houston TX Independent School Dist. GO PUT	3.630%	6/15/07	80,630	80,630
[1] Houston TX Independent School Dist. GO TOB VRDO	3.980%	5/7/07	5,325	5,325
[1] Houston TX Independent School Dist. GO TOB VRDO	3.980%	5/7/07 (4)	4,500	4,500
[1] Houston TX Independent School Dist. GO TOB VRDO	3.980%	5/7/07	16,000	16,000
[1] Houston TX Independent School Dist. GO TOB VRDO	3.990%	5/7/07 (4)	19,205	19,205
[1] Houston TX Independent School Dist. GO TOB VRDO	3.990%	5/7/07 (4)	9,995	9,995
[1] Houston TX Independent School Dist. GO TOB VRDO	3.990%	5/7/07	8,010	8,010
[1] Houston TX Independent School Dist.
Limited Tax Refunding GO TOB VRDO	3.990%	5/7/07	5,000	5,000
[1] Houston TX Independent School Dist.
Limited Tax Refunding GO TOB VRDO	3.990%	5/7/07	11,000	11,000
[1] Houston TX Independent School Dist. TOB VRDO	3.980%	5/7/07	5,745	5,745
Houston TX TRAN	4.500%	6/29/07	25,000	25,032
[1] Houston TX Util. System Rev. TOB VRDO	3.990%	5/7/07 (1)	23,150	23,150
[1] Houston TX Util. System Rev. TOB VRDO	3.980%	5/7/07 (4)	11,945	11,945

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Houston TX Util. System Rev. TOB VRDO	3.980%	5/7/07 (4)	4,025	4,025
[1] Houston TX Util. System Rev. TOB VRDO	3.980%	5/7/07 (1)	5,000	5,000
[1] Houston TX Util. System Rev. TOB VRDO	3.980%	5/7/07 (1)	9,995	9,995
[1] Houston TX Util. System Rev. TOB VRDO	3.980%	5/7/07 (3)	5,400	5,400
[1] Houston TX Util. System Rev. TOB VRDO	3.980%	5/7/07 (1)	6,430	6,430
[1] Houston TX Util. System Rev. TOB VRDO	3.980%	5/7/07 (4)	10,230	10,230
[1] Houston TX Util. System Rev. TOB VRDO	3.990%	5/7/07 (4)	5,160	5,160
[1] Houston TX Util. System Rev. TOB VRDO	3.990%	5/7/07 (1)	5,335	5,335
[1] Houston TX Util. System Rev. TOB VRDO	3.990%	5/7/07 (3)	5,175	5,175
[1] Houston TX Water & Sewer System Rev. TOB VRDO	3.970%	5/7/07 (1)	9,995	9,995
[1] Houston TX Water & Sewer System Rev. TOB VRDO	3.990%	5/7/07 (4)	25,000	25,000
[1] Humble TX Independent School Dist. GO TOB VRDO	3.980%	5/7/07	5,770	5,770
Humble TX Independent School Dist.
School Building VRDO	3.930%	5/7/07	58,545	58,545
[1] Humble TX Independent School Dist.
Unlimited Tax School Building GO TOB VRDO	3.950%	5/7/07	7,725	7,725
[1] Irving TX Waterworks & Sewer Rev. TOB VRDO	3.980%	5/7/07 (2)	2,275	2,275
[1] Judson TX Independent School Dist. TOB VRDO	3.980%	5/7/07	6,190	6,190
[1] Klein TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	3.990%	5/7/07	5,505	5,505
[1] Lamar TX Independent School Dist. TOB VRDO	3.980%	5/7/07	8,175	8,175
[1] Laredo TX Independent School Dist. Unlimited Tax
School Building & Refunding TOB VRDO	3.970%	5/7/07	18,905	18,905
[1] Lewisville TX Independent School Dist. TOB VRDO	3.990%	5/7/07	4,150	4,150
[1] Lower Colorado River Auth. Texas Rev. TOB VRDO	3.990%	5/7/07 (3)	5,350	5,350
[1] Mansfield TX Independent School Dist. TOB VRDO	3.990%	5/7/07	9,985	9,985
[1] Mansfield TX Independent School Dist. TOB VRDO	3.980%	5/7/07	3,050	3,050
Mesquite TX Independent School Dist.
School Building VRDO	3.930%	5/7/07	5,355	5,355
[1] Montgomery County TX GO TOB VRDO	3.980%	5/7/07 (4)	7,735	7,735
[1] North East TX Independent School Dist.
GO TOB VRDO	3.970%	5/7/07	5,000	5,000
[1] North East TX Independent School Dist.
GO TOB VRDO	3.990%	5/7/07	2,295	2,295
[1] North East TX Independent School Dist.
Unlimited Tax Refunding GO TOB VRDO	3.990%	5/7/07	5,790	5,790
[1] North East TX Independent School Dist.
Unlimited Tax Refunding GO TOB VRDO	3.990%	5/7/07	12,300	12,300
North Texas Higher Educ. Auth. Student Loan VRDO	3.970%	5/7/07 LOC	30,500	30,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.970%	5/7/07 LOC	31,840	31,840
North Texas Higher Educ. Auth. Student Loan VRDO	3.970%	5/7/07 (2)	70,000	70,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.970%	5/7/07 (2)	7,500	7,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.970%	5/7/07 (2)	17,500	17,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.980%	5/7/07 LOC	26,000	26,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.980%	5/7/07 LOC	18,000	18,000
[1] North Texas Muni. Water Dist.
Texas Water System Rev. TOB VRDO	3.980%	5/7/07 (1)	7,330	7,330
[1] North Texas Tollway Auth.
(Dallas North Tollway) System Rev. TOB VRDO	3.990%	5/7/07 (4)	7,235	7,235
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. VRDO	3.930%	5/7/07 (4)	16,400	16,400
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. VRDO	3.930%	5/7/07 (4)	9,000	9,000
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. VRDO	3.930%	5/7/07 (4)	5,400	5,400

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Northside TX Independent School Dist.
GO TOB VRDO	3.980%	5/7/07	36,505	36,505
[1] Parker County Texas TOB VRDO	3.990%	5/7/07 (2)	6,565	6,565
Pasadena TX Independent School Dist. VRDO	3.940%	5/7/07 (4)	38,900	38,900
Plano TX Independent School Dist. Unlimited Tax
School Building Bonds (Collin County TX) PUT	3.700%	6/7/07	28,225	28,225
Red River TX Auth. PCR
(Southwestern Public Service) VRDO	3.930%	5/7/07 (2)	20,000	20,000
Red River TX Educ. Finance Rev.
(Texas Christian Univ.) VRDO	3.950%	5/7/07	5,500	5,500
Richardson TX Independent School Dist. GO VRDO	3.930%	5/7/07	8,430	8,430
San Antonio TX Educ. Facilities Corp. Rev.
Higher Educ. (Trinity Univ.) VRDO	4.020%	5/1/07	8,700	8,700
San Antonio TX Electric & Gas Rev.	5.000%	2/1/08	14,000	14,140
[1] San Antonio TX Electric & Gas Rev. TOB VRDO	3.980%	5/7/07	6,240	6,240
[1] San Antonio TX Electric & Gas Rev. TOB VRDO	3.980%	5/7/07	6,855	6,855
[1] San Antonio TX Electric & Gas Rev. TOB VRDO	3.980%	5/7/07	4,640	4,640
[1] San Antonio TX Electric & Gas Rev. TOB VRDO	3.990%	5/7/07	13,015	13,015
[1] San Antonio TX Electric & Gas Rev. TOB VRDO	3.990%	5/7/07 (1)	10,580	10,580
San Antonio TX Electric & Gas Rev. VRDO	3.990%	5/7/07	30,000	30,000
San Antonio TX Electric & Gas System Rev. CP	3.660%	5/10/07	50,400	50,400
San Antonio TX Electric & Gas System Rev. CP	3.680%	5/10/07	9,100	9,100
San Antonio TX Electric & Gas System Rev. CP	3.650%	7/11/07	10,000	10,000
San Antonio TX Electric & Gas System Rev. CP	3.670%	7/12/07	10,000	10,000
[1] San Antonio TX Independent School Dist.
GO TOB VRDO	3.990%	5/7/07	17,710	17,710
[1] San Antonio TX Water Rev. TOB VRDO	3.970%	5/7/07 (1)	5,000	5,000
[1] San Antonio TX Water Rev. TOB VRDO	3.990%	5/7/07 (1)	10,000	10,000
[1] Southeast TX Housing Finance Corp. TOB VRDO	4.050%	5/7/07	10,205	10,205
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.) VRDO	3.910%	5/7/07 LOC	2,000	2,000
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.) VRDO	3.910%	5/7/07 LOC	4,100	4,100
[1] Texas A & M Univ. Permanent Univ. Fund TOB VRDO	3.980%	5/7/07	3,910	3,910
Texas A & M Univ. System CP	3.650%	7/12/07	31,800	31,800
[1] Texas A & M Univ. System Rev. Financing Bonds
TOB VRDO	3.980%	5/7/07	4,930	4,930
[1] Texas A & M Univ. System Rev. TOB VRDO	3.980%	5/7/07	7,195	7,195
[1] Texas A & M Univ. TOB VRDO	3.960%	5/7/07	6,150	6,150
[1] Texas Dept. Housing & Commnunity Affailrs
Single Family Rev. TOB VRDO	4.050%	5/7/07 (7)	4,140	4,140
[1] Texas Dept. of Housing & Community Affairs
Multifamily Housing Rev. TOB VRDO	4.000%	5/7/07	9,795	9,795
[1] Texas Dept. of Housing & Community Affairs
Residential Mortgage Rev. TOB VRDO	4.000%	5/7/07	10,000	10,000
[1] Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. TOB VRDO	4.050%	5/7/07 (4)	4,500	4,500
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. VRDO	3.980%	5/7/07 (4)	63,335	63,335
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. VRDO	4.000%	5/7/07 (4)	5,800	5,800
Texas Dept. of Transp. COP	5.000%	8/15/07	5,000	5,018
[1] Texas GO TOB PUT	3.600%	5/3/07	5,335	5,335
[1] Texas GO TOB VRDO	3.960%	5/7/07	4,695	4,695
[1] Texas GO TOB VRDO	3.980%	5/7/07	5,605	5,605
[1] Texas GO TOB VRDO	3.980%	5/7/07	3,340	3,340

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Texas GO TOB VRDO	3.980%	5/7/07	8,905	8,905
[1] Texas GO TOB VRDO	3.990%	5/7/07	28,800	28,800
Texas GO Veterans Housing Assistance
Program Fund II VRDO	3.970%	5/7/07	25,000	25,000
Texas GO Veterans Housing Assistance
Program Fund II VRDO	3.980%	5/7/07	4,305	4,305
Texas GO Veterans Housing Assistance
Program VRDO	3.990%	5/7/07	46,005	46,005
[1] Texas Muni. Gas Acquisition & Supply Corp. Rev.
TOB VRDO	3.990%	5/7/07	5,350	5,350
[1] Texas Muni. Gas Acquisition & Supply Corp. Rev.
TOB VRDO	3.990%	5/7/07	5,000	5,000
[1] Texas Muni. Gas Acquisition & Supply Corp. Rev.
TOB VRDO	4.000%	5/7/07	75,000	75,000
Texas Small Business IDA IDR
(Texas Public Fac. Capital Access) VRDO	3.990%	5/7/07 LOC	15,500	15,500
Texas State Affordable Housing Corp.
Single Family Mortgage Rev. PUT	3.750%	3/10/08	10,000	10,000
Texas State College Student Loan PUT	3.930%	7/2/07	20,000	20,000
Texas State College Student Loan PUT	3.930%	7/2/07	30,000	30,000
[1] Texas State Transp. Comm. First Tier TOB VRDO	3.990%	5/7/07	9,995	9,995
[1] Texas State Transp. Comm. Highway Fund
First Tier Rev. TOB VRDO	3.990%	5/7/07	5,000	5,000
[1] Texas State Transp. Comm. State Highway Fund
TOB VRDO	3.980%	5/7/07	10,350	10,350
[1] Texas State Univ. System TOB VRDO	3.980%	5/7/07 (4)	11,915	11,915
Texas State Veterans Housing VRDO	3.980%	5/7/07	24,310	24,310
Texas State Veterans Housing VRDO	4.000%	5/7/07	32,105	32,105
Texas TRAN	4.500%	8/31/07	250,000	250,658
[1] Texas Transp. Comm. Mobility Fund TOB VRDO	3.990%	5/7/07	4,160	4,160
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	5.000%	6/1/07	7,675	7,684
[1] Texas Turnpike Auth. Central Texas
Turnpike System Rev. TOB VRDO	3.980%	5/7/07 (2)	5,995	5,995
[1] Texas Turnpike Auth. Central Texas
Turnpike System Rev. TOB VRDO	3.990%	5/7/07 (2)	12,000	12,000
[1] Texas Turnpike Auth. Central Texas
Turnpike System Rev. TOB VRDO	3.990%	5/7/07 (2)	9,900	9,900
Texas Turnpike Auth. Central Texas
Turnpike System Rev. VRDO	3.960%	5/7/07 (2)	46,965	46,965
Texas Water Dev. Board Rev. VRDO	4.100%	5/1/07	19,975	19,975
[1] Trinity River Auth. Texas Tarrant County
Water Rev. TOB VRDO	3.990%	5/7/07 (1)	6,200	6,200
Tyler TX Independent School Dist. GO PUT	4.750%	8/16/07	10,000	10,033
[1] Tyler TX Water & Sewer System Rev. TOB VRDO	3.990%	5/7/07 (1)	5,585	5,585
[1] Univ. of Houston TX Rev. TOB VRDO	3.990%	5/7/07 (2)	5,980	5,980
Univ. of Houston TX Rev. VRDO	3.930%	5/7/07	19,285	19,285
Univ. of Texas Permanent Univ. Fund Rev. PUT	4.000%	8/1/07	74,500	74,576
[1] Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.980%	5/7/07 (Prere.)	2,555	2,555
[1] Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.980%	5/7/07	5,530	5,530
Univ. of Texas Permanent Univ. Fund Rev. VRDO	3.890%	5/7/07	3,270	3,270
				3,373,097
Utah (1.6%)
Central Utah Water Conservancy Dist. VRDO	3.980%	5/7/07 (2)	18,600	18,600
Central Utah Water Conservancy Dist. VRDO	3.980%	5/7/07 (2)	14,700	14,700
Intermountain Power Agency Utah Power Supply Rev.	4.500%	7/1/07 (2)	10,000	10,014

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/07 (4)	2,000	2,005
Utah GO	5.000%	7/1/07	8,300	8,320
[1] Utah Housing Corp.
Single Family Mortgage Rev. TOB VRDO	4.040%	5/7/07	3,460	3,460
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	11,100	11,100
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07 (7)	13,965	13,965
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	13,200	13,200
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	12,935	12,935
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	12,035	12,035
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	10,975	10,975
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	12,260	12,260
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	13,180	13,180
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	21,850	21,850
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	10,000	10,000
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	8,140	8,140
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	4.010%	5/7/07	6,535	6,535
Utah Housing Finance Auth.
(Single Family Mortgage) VRDO	4.010%	5/7/07	8,405	8,405
Utah Housing Finance Auth.
(Single Family Mortgage) VRDO	4.010%	5/7/07	5,605	5,605
Utah State Board of Regents
Student Loan Rev. VRDO	3.970%	5/7/07 (2)	35,000	35,000
Utah State Board of Regents
Student Loan Rev. VRDO	3.970%	5/7/07 (2)	45,000	45,000
[1] Utah Transit Auth. Sales Tax Rev. TOB VRDO	3.980%	5/7/07 (4)	7,965	7,965
[1] Utah Transit Auth. Sales Tax Rev. TOB VRDO	3.980%	5/7/07 (4)	12,215	12,215
				317,464
Vermont (0.2%)
[1] Univ. of Vermont and State Agricultural College
Rev. TOB VRDO	3.990%	5/7/07 (1)	5,600	5,600
[1] Vermont Housing Finance Agency
Single Family TOB VRDO	4.050%	5/7/07 (4)	2,045	2,045
Vermont Student Assistance Corp. Rev. VRDO	3.970%	5/7/07 (2)	40,000	40,000
				47,645
Virginia (0.8%)
Alexandria VA IDA Rev.
(Institute for Defense Analysis) VRDO	3.980%	5/7/07 (2)	13,000	13,000
Capital Region Airport Comm.
VA Passenger Fac. Charge Rev. VRDO	3.950%	5/7/07 LOC	9,590	9,590
Capital Region Airport Comm.
VA Passenger Fac. Charge Rev. VRDO	4.000%	5/7/07 LOC	16,345	16,345
Norfolk VA GO VRDO	4.010%	5/7/07	12,365	12,365

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Peninsula Ports Auth. Virginia Health System Rev.
(Riverside Health System Project) VRDO	3.990%	5/7/07	37,000	37,000
[1] Richmond VA Public Util. Rev. TOB VRDO	3.990%	5/7/07 (4)	5,800	5,800
Roanoke VA IDA Hosp. Rev.
(Carilion Health System) VRDO	4.020%	5/1/07 (4)	8,880	8,880
[1] Univ. of Virginia TOB VRDO	3.990%	5/7/07	3,300	3,300
[1] Univ. of Virginia TOB VRDO	3.990%	5/7/07	12,000	12,000
[1] Virginia Beach VA TOB VRDO	3.980%	5/7/07	6,670	6,670
[1] Virginia Housing Dev. Auth. Rev.
Commonwealth Mortgage TOB VRDO	4.040%	5/7/07	7,400	7,400
[1] Virginia Port Auth. Rev. TOB VRDO	3.980%	5/7/07 (4)	3,100	3,100
Virginia Public School Auth. Rev.	5.000%	8/1/07	2,260	2,268
Virginia Public School Auth. Rev.	5.000%	8/1/07	6,930	6,954
[1] Virginia Public School Auth. Rev. TOB VRDO	3.980%	5/7/07	7,820	7,820
[1] Virginia Public School Auth. Rev. TOB VRDO	3.980%	5/7/07 (4)	10,040	10,040
				162,532
Washington (2.6%)
[1] Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	3.980%	5/7/07 (2)	7,365	7,365
[1] Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	3.990%	5/7/07 (2)	7,260	7,260
[1] Energy Northwest Washington Electric Refunding
Rev. TOB VRDO	3.990%	5/7/07 (1)	6,380	6,380
Everett WA Ind. Dev. Corp.
(Kimberly-Clark Corp.) VRDO	4.000%	5/7/07	6,400	6,400
[1] Grant County WA Public Util. Dist.
No. 002 TOB VRDO	3.990%	5/7/07 (4)	4,000	4,000
[1] King County WA (Highline Public School)
TOB VRDO	3.980%	5/7/07 (3)	5,285	5,285
[1] King County WA (Snoqualmie Valley School Dist.)
TOB VRDO	3.990%	5/7/07 (4)	10,130	10,130
King County WA GO	5.000%	6/1/07	6,130	6,137
[1] King County WA GO TOB VRDO	3.980%	5/7/07 (4)	5,265	5,265
[1] King County WA GO TOB VRDO	3.980%	5/7/07 (1)	7,395	7,395
[1] King County WA School Dist. TOB VRDO	3.990%	5/7/07 (4)	5,485	5,485
[1] King County WA Sewer Rev. TOB VRDO	3.990%	5/7/07 (1)	10,890	10,890
[1] King County WA Sewer Rev. TOB VRDO	3.990%	5/7/07 (4)	10,085	10,085
King County WA Sewer Rev. VRDO	3.950%	5/7/07 (1)	10,000	10,000
[1] Pierce County WA School Dist. TOB VRDO	3.980%	5/7/07 (4)	8,310	8,310
[1] Pierce County WA School Dist. TOB VRDO	3.990%	5/7/07 (4)	6,175	6,175
Port of Seattle WA GO	5.000%	11/1/07 (4)	9,955	10,023
[1] Port of Seattle WA Passenger Fac.
Charge Rev. TOB VRDO	4.020%	5/7/07 (2)	5,505	5,505
Port of Seattle WA Rev.	5.250%	9/1/07 (3)	3,000	3,015
Port of Seattle WA Rev. TOB PUT	3.700%	10/25/07 (3)	17,240	17,240
[1] Port of Seattle WA Rev. TOB VRDO	4.040%	5/7/07 (1)	5,800	5,800
[1] Port of Seattle WA Rev. TOB VRDO	3.970%	5/7/07 (1)	10,000	10,000
[1] Port of Seattle WA Rev. TOB VRDO	3.980%	5/7/07 (1)	6,375	6,375
[1] Port of Seattle WA Rev. TOB VRDO	3.990%	5/7/07 (1)	5,260	5,260
[1] Port of Seattle WA Rev. TOB VRDO	3.990%	5/7/07 (1)	8,345	8,345
[1] Port of Seattle WA Rev. TOB VRDO	4.000%	5/7/07 (3)	4,430	4,430
[1] Port of Seattle WA Rev. TOB VRDO	4.000%	5/7/07 (3)	4,285	4,285
[1] Port of Seattle WA Rev. TOB VRDO	4.000%	5/7/07 (4)	2,700	2,700
[1] Port of Seattle WA Rev. TOB VRDO	4.000%	5/7/07 (2)	12,100	12,100
[1] Port of Tacoma WA Rev. TOB VRDO	3.980%	5/7/07 (2)	5,765	5,765
[1] Port of Tacoma WA Rev. TOB VRDO	4.020%	5/7/07 (3)	6,265	6,265

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Seattle WA Muni. Light & Power Rev. TOB VRDO	3.980%	5/7/07 (4)	6,280	6,280
[1] Seattle WA Muni. Light & Power Rev. TOB VRDO	3.980%	5/7/07 (4)	6,720	6,720
Seattle WA Water System Rev.	4.500%	9/1/07 (1)	6,625	6,643
[1] Seattle WA Water System Rev. TOB VRDO	3.980%	5/7/07 (1)	12,945	12,945
[1] Seattle WA Water System Rev. TOB VRDO	3.980%	5/7/07 (1)	4,930	4,930
Snohomish County WA Public Util. Dist.
(Generation System) VRDO	3.960%	5/7/07 (4)	32,260	32,260
[1] Snohomish County WA Public Util. Dist. TOB VRDO	3.980%	5/7/07 (4)	5,330	5,330
[1] Snohomish County WA Public Util. Dist. TOB VRDO	3.980%	5/7/07 (4)	6,075	6,075
Spokane WA Regional Solid Waste
Management System Rev.	6.500%	1/1/08 (2)	3,500	3,562
[1] Tacoma WA Electric System Rev. TOB VRDO	3.990%	5/7/07 (3)	10,355	10,355
[1] Tacoma WA Sewer TOB VRDO	3.970%	5/7/07 (3)	10,625	10,625
[1] Washington (Motor Vehicle Fuel) GO TOB VRDO	3.980%	5/7/07 (1)	19,940	19,940
Washington GO	6.250%	9/1/07	4,285	4,323
[1] Washington GO TOB VRDO	3.970%	5/7/07 (4)	11,175	11,175
[1] Washington GO TOB VRDO	3.980%	5/7/07 (2)	8,660	8,660
[1] Washington GO TOB VRDO	3.980%	5/7/07 (4)	5,000	5,000
[1] Washington GO TOB VRDO	3.980%	5/7/07 (4)	5,890	5,890
[1] Washington GO TOB VRDO	3.980%	5/7/07 (4)	4,185	4,185
[1] Washington GO TOB VRDO	3.980%	5/7/07 (4)	7,770	7,770
[1] Washington GO TOB VRDO	3.980%	5/7/07 (2)	19,200	19,200
[1] Washington GO TOB VRDO	3.980%	5/7/07 (4)	4,375	4,375
[1] Washington GO TOB VRDO	3.980%	5/7/07 (4)	4,645	4,645
[1] Washington GO TOB VRDO	3.990%	5/7/07 (2)	5,400	5,400
[1] Washington GO TOB VRDO	3.990%	5/7/07	7,545	7,545
[1] Washington GO TOB VRDO	3.990%	5/7/07 (3)	12,720	12,720
[1] Washington GO TOB VRDO	3.990%	5/7/07 (1)	10,320	10,320
Washington Health Care Fac. Auth.
(Catholic Health Initiatives) VRDO	3.910%	5/7/07	41,130	41,130
[1] Washington Housing Finance Comm.
Multi Family Housing Rev. TOB VRDO	4.050%	5/7/07	5,685	5,685
[1] Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO	4.050%	5/7/07	3,725	3,725
[1] Washington State GO (Motor Vehicle Fuel Tax)
TOB VRDO	3.990%	5/7/07 (4)	5,000	5,000
[1] Washington State GO TOB VRDO	3.970%	5/7/07 (3)	6,000	6,000
[1] Washington State GO TOB VRDO	3.970%	5/7/07 (2)	5,345	5,345
				527,428
West Virginia (0.2%)
Putnam County WV Solid Waste Disposal Rev.
(Toyota Manufacturing Corp.) VRDO	3.980%	5/7/07	16,700	16,700
[1] West Virginia Housing Dev. TOB VRDO	4.000%	5/7/07	5,470	5,470
[1] West Virginia State Road TOB VRDO	3.980%	5/7/07 (3)	3,515	3,515
[1] West Virginia Univ. Rev. TOB VRDO	3.980%	5/7/07 (3)	4,660	4,660
[1] West Virginia Univ. Rev. TOB VRDO	3.980%	5/7/07 (3)	9,015	9,015
				39,360
Wisconsin (2.7%)
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
(Univ. of Wisconsin Hosp.) VRDO	3.930%	5/7/07 (1)	16,700	16,700
Wisconsin GO	5.000%	5/1/07	12,405	12,405
Wisconsin GO	6.250%	5/1/07	5,000	5,000
[1] Wisconsin GO TOB VRDO	3.970%	5/7/07 (1)	18,995	18,995
[1] Wisconsin GO TOB VRDO	3.970%	5/7/07 (4)	20,855	20,855
[1] Wisconsin GO TOB VRDO	3.980%	5/7/07 (3)	7,440	7,440

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Wisconsin GO TOB VRDO	3.980%	5/7/07 (3)	83,515	83,515
[1] Wisconsin GO TOB VRDO	3.990%	5/7/07 (1)	5,310	5,310
[1] Wisconsin GO TOB VRDO	3.990%	5/7/07 (1)	6,690	6,690
[1] Wisconsin GO TOB VRDO	3.990%	5/7/07 (1)	8,500	8,500
[1] Wisconsin GO TOB VRDO	3.990%	5/7/07 (4)	17,630	17,630
[1] Wisconsin GO TOB VRDO	3.990%	5/7/07 (1)	25,760	25,760
[1] Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. TOB VRDO	4.000%	5/7/07	12,085	12,085
[1] Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. TOB VRDO	4.010%	5/7/07	2,480	2,480
[1] Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. TOB VRDO	4.010%	5/7/07	1,780	1,780
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.930%	5/7/07	2,025	2,025
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.930%	5/7/07 (4)	5,745	5,745
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.980%	5/7/07	3,890	3,890
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.980%	5/7/07	14,030	14,030
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.980%	5/7/07	16,625	16,625
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.980%	5/7/07	25,500	25,500
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.980%	5/7/07	59,565	59,565
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.980%	5/7/07	11,000	11,000
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.980%	5/7/07	17,480	17,480
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.980%	5/7/07 (4)	8,095	8,095
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.980%	5/7/07	65,675	65,675
Wisconsin School Dist. Cash Flow
Management Program COP TAN	4.500%	9/19/07	24,000	24,084
Wisconsin School Dist. Cash Flow
Management Program COP TAN	4.250%	11/1/07 LOC	9,000	9,024
[1] Wisconsin State GO TOB VRDO	4.050%	5/7/07 (1)	1,760	1,760
[1] Wisconsin Transp. Rev. TOB VRDO	3.970%	5/7/07 (2)	13,715	13,715
[1] Wisconsin Transp. Rev. TOB VRDO	3.980%	5/7/07	9,840	9,840
				533,198
Wyoming (0.4%)
[1] Wyoming Community Dev. Auth.
Housing Rev. TOB VRDO	4.000%	5/7/07	9,175	9,175
[1] Wyoming Community Dev. Auth. TOB VRDO	4.080%	5/7/07	2,925	2,925
Wyoming Educ. Fund TRAN	4.500%	6/27/07	59,250	59,318
				71,418
Multiple States (1.8%)
[1] Tax Exempt Multifamily TOB VRDO	4.020%	5/7/07	25,410	25,410
[1] Various States TOB VRDO	4.170%	5/7/07 (2)(3)(4)	99,745	99,745
[1] Various States TOB VRDO	4.170%	5/7/07	228,495	228,495
				353,650
Total Municipal Bonds (Cost $19,427,232)				19,427,232

Tax-Exempt Money Market Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (2.4%)
[2] Vanguard Municipal Cash Management Fund
(Cost $493,349)	3.833%	493,349,488	493,349
Total Investments (99.0%) (Cost $19,920,581)			19,920,581
Other Assets and Liabilities (1.0%)
Other Assets—Note B			405,760
Liabilities			(211,157)
			194,603
Net Assets (100%)
Applicable to 20,115,159,572 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			20,115,184
Net Asset Value Per Share			$1.00

At April 30, 2007, net assets consisted of:
		Amount	Per
		($000)	Share
Paid-in Capital		20,115,205	$1.00
Undistributed Net Investment Income		—	—
Accumulated Net Realized Losses		(21)	—
Unrealized Appreciation		—	—
Net Assets		20,115,184	$1.00

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of these securities was $6,822,703,000, representing 33.9% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

For key to abbreviations and other references, see back cover.

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (98.6%)
Alabama (1.9%)
Huntsville AL Health Care Fac. Auth. PUT	5.000%	3/3/08 LOC	30,000	30,323
[1] Jefferson County AL Sewer Rev.
(Capital Improvement)	5.125%	2/1/09 (3)(Prere.)	29,405	30,399
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.375%	2/1/09 (3)(Prere.)	5,270	5,470
Univ. of Alabama General Rev. VRDO	3.950%	5/7/07 (1)	11,670	11,670
				77,862
Alaska (0.8%)
Alaska GO	5.250%	8/1/07 (4)	6,760	6,785
Anchorage AK GO	5.125%	12/1/09 (3)	2,000	2,071
Valdez AK Marine Terminal Rev.
(Phillips Transp. Alaska, Inc. Project) PUT	3.680%	6/1/07	7,350	7,348
Valdez AK Marine Terminal Rev.
(Phillips Transp. Alaska, Inc. Project) PUT	3.680%	6/1/07	5,000	4,999
Valdez AK Marine Terminal Rev.
(Phillips Transp. Alaska, Inc. Project) PUT	3.680%	6/1/07	9,000	8,999
				30,202
Arizona (1.4%)
Arizona Transp. Board Highway Rev.	5.000%	7/1/09	4,000	4,111
[2] Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West) TOB VRDO	3.980%	5/7/07 LOC	25,000	25,000
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/08 (2)	5,500	5,583
[2] Phoenix AZ Civic Improvement Corp. Transit Rev.
TOB VRDO	3.980%	5/7/07 (3)	20,024	20,024
				54,718
Arkansas (0.1%)
Fort Smith AR Sales & Use Tax Refunding Rev.	5.000%	9/1/10 (3)	3,000	3,123

California (4.9%)
California GO	5.000%	6/1/08	16,820	17,057
[2] California GO TOB VRDO	4.020%	5/7/07	23,465	23,465
[2] California GO TOB VRDO	4.020%	5/7/07	29,715	29,715
[2] California GO TOB VRDO	4.020%	5/7/07	14,445	14,445
[2] California GO TOB VRDO	4.020%	5/7/07	9,460	9,460
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/08	1,065	1,085
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/07 (1)	18,000	18,001
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/07	9,000	9,000
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/08	11,000	10,835
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.875%	4/1/10	5,000	4,999
CSUCI Financing Auth. Rev. California
Rental Housing & Town Center PUT	2.500%	8/1/07 LOC (Prere.)	10,000	9,961
[2] Golden State Tobacco Securitization Corp.
California TOB VRDO	3.980%	5/7/07 (2)	1,558	1,558
[2] Golden State Tobacco Securitization Corp. Rev.
TOB VRDO	3.980%	5/7/07 (4)	19,905	19,905
Kings River Conservation Dist. California COP	4.000%	5/1/08	2,020	2,023
Los Angeles CA USD COP	5.000%	8/1/07 (2)(ETM)	4,720	4,735

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/08 (1)	6,225	6,360
Northern California Power Agency
(Geothermal Project)	5.000%	7/1/09 (ETM)	15,000	15,301
				197,905
Colorado (2.6%)
Colorado General Fund TRAN	4.500%	6/27/07	45,000	45,037
Colorado State Education Loan Program TRAN	3.750%	8/3/07	20,000	19,997
2 E-470 Public Highway Auth. Colorado Rev.
TOB VRDO	3.980%	5/7/07 (1)	2,851	2,851
2 E-470 Public Highway Auth. Colorado Rev.
TOB VRDO	3.980%	5/7/07 (1)	13,855	13,855
2 E-470 Public Highway Auth. Colorado Rev.
TOB VRDO	3.990%	5/7/07 (1)	6,680	6,680
[2] Jefferson County CO School Dist. GO TOB VRDO	3.980%	5/7/07 (4)	4,720	4,720
Platte River Power Auth. Colorado Power Rev.	5.000%	6/1/10	2,500	2,593
Regional Transp. Dist. of Colorado COP
(Transit Vehicles Project) PUT	2.300%	6/1/07 (2)	6,000	5,990
				101,723
Connecticut (0.4%)
Connecticut GO	5.250%	8/1/07 (Prere.)	6,380	6,499
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO	3.960%	5/7/07 (2)	7,480	7,480
				13,979
Delaware (0.5%)
Delaware GO	5.250%	7/1/07	20,260	20,312

District of Columbia (0.9%)
District of Columbia GO	5.500%	6/1/07 (4)	8,785	8,798
District of Columbia GO	5.500%	6/1/08 (2)	10,000	10,189
District of Columbia GO	5.000%	6/1/09 (2)	4,630	4,749
District of Columbia GO	5.000%	1/1/10 (3)	4,000	4,122
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/07 (1)	2,250	2,255
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/08 (1)	4,180	4,244
				34,357
Florida (6.6%)
[2] Broward County FL School Board COP TOB VRDO	3.990%	5/7/07 (3)	9,100	9,100
Citizens Property Insurance Corp. Florida (High Risk)	5.000%	3/1/09 (1)	30,605	31,298
Florida Board of Educ. Capital Outlay	5.000%	6/1/08	4,000	4,056
Florida Board of Educ. Public Educ.	5.000%	6/1/09	3,945	4,049
Florida Dept. of Transp.	5.000%	7/1/07	5,270	5,281
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/08	57,945	58,770
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/09	44,700	45,851
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/10	24,550	25,450
Florida Turnpike Auth. Rev.	5.000%	7/1/10 (1)	9,830	10,214
Highlands County FL Health Rev.
(Adventist Health System) PUT	5.000%	11/16/09	13,000	13,340
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/07	4,500	4,522
[2] Miami-Dade County FL Special Obligation TOB VRDO	3.980%	5/7/07 (1)	3,770	3,770
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare) VRDO	4.100%	5/1/07 (4)	4,500	4,500
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/08 (2)	11,745	11,920
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09	21,000	21,676
[1] South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Group)	5.000%	8/15/11	4,000	4,179

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. Athletic Assn. Inc.
Florida Capital Improvement Rev. PUT	3.300%	10/1/08 LOC	2,500	2,475
Univ. Athletic Assn. Inc.
Florida Capital Improvement Rev. PUT	3.400%	10/1/09 LOC	4,600	4,536
				264,987
Georgia (0.9%)
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08	9,300	9,379
Coffee County GA School Dist. GO	6.000%	8/1/07	1,425	1,433
Coffee County GA School Dist. GO	6.000%	8/1/08	1,890	1,943
Coffee County GA School Dist. GO	6.000%	8/1/09	3,060	3,211
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10	9,000	9,276
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10	12,000	12,368
				37,610
Hawaii (1.2%)
Hawaii GO	5.250%	2/1/08 (4)	10,000	10,116
Hawaii GO	5.000%	4/1/08 (1)	10,000	10,119
Honolulu HI City & County GO	5.000%	7/1/08 (1)	12,740	12,932
Honolulu HI City & County GO	5.000%	7/1/10 (1)	4,515	4,692
Honolulu HI City & County GO	5.000%	7/1/10 (1)	3,980	4,136
Honolulu HI City & County GO	5.000%	7/1/10 (3)	4,065	4,224
				46,219
Illinois (3.2%)
Chicago IL Board of Educ.
(Westinghouse High School Project)	5.000%	12/1/10 (1)(ETM)	2,775	2,894
Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/11 (1)	3,000	3,257
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/08 (4)	5,355	5,431
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/08 (ETM)	2,500	2,538
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09 (4)	2,670	2,738
Chicago IL Metro. Water Reclamation Dist. GO	5.250%	12/1/10 (ETM)	10,000	10,512
Chicago IL Park Dist. GO	5.000%	1/1/10 (3)	8,145	8,413
Chicago IL Transit Auth. Rev.	5.250%	6/1/08 (2)	4,540	4,615
Chicago IL Transit Auth. Rev.	5.250%	6/1/09 (2)	1,000	1,031
Illinois Finance Auth. Rev.
(Resurrection Health Care) VRDO	4.090%	5/7/07	5,310	5,310
Illinois GO	5.000%	1/1/08	6,000	6,052
Illinois GO	5.000%	3/1/09	24,695	25,267
Illinois GO	5.000%	6/1/09	8,955	9,190
[2] Illinois GO TOB VRDO	3.980%	5/7/07 (4)	14,395	14,395
Illinois Sales Tax Rev.	5.000%	6/15/08	3,000	3,043
[2] Kendall Kane & Will Counties IL Community
USD TOB VRDO	3.990%	5/7/07 (1)	8,400	8,400
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08 (3)(ETM)	7,280	6,980
[2] Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO	3.980%	5/7/07 (1)	6,380	6,380
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/08 (2)	2,395	2,433
				128,879
Indiana (2.4%)
Indiana Bond Bank Advance Funding Program Notes	4.250%	1/31/08 LOC	24,335	24,432
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	4/1/10	17,565	18,107
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) ARS	3.900%	6/1/07	12,325	12,325
Indiana Univ. Rev. (Student Fee)	5.000%	8/1/08	8,260	8,387

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Univ. Rev. (Student Fee)	5.000%	8/1/09	9,270	9,519
Indianapolis IN Local Public Improvement Rev. BAN	4.000%	7/5/07	23,000	23,010
				95,780
Kansas (0.7%)
Leawood Kansas TAN	3.875%	10/1/07	26,050	26,057
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/07	500	502
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/09	750	766
				27,325
Kentucky (0.6%)
Kentucky Property & Building Comm. Rev.	5.000%	3/1/08	1,250	1,263
Kentucky Property & Building Comm. Rev.	5.000%	3/1/09 (3)	2,000	2,047
Kentucky Property & Building Comm. Rev.	5.000%	3/1/10 (3)	2,190	2,268
Kentucky Property & Building Comm. Rev.	5.125%	9/1/10 (Prere.)	5,955	6,219
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/07 (4)	4,315	4,328
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	6.500%	7/1/08 (2)	7,000	7,221
				23,346
Louisiana (2.3%)
Louisiana GO	4.000%	7/15/07 (11)	1,000	1,000
Louisiana GO	5.000%	5/1/08 (4)	10,000	10,126
Louisiana GO	5.250%	5/1/08 (3)	7,405	7,516
Louisiana GO	4.000%	7/15/08 (11)	1,485	1,490
Louisiana GO	5.000%	5/1/09 (4)	14,015	14,361
Louisiana GO	5.000%	7/15/10 (11)	2,000	2,075
Louisiana Offshore Terminal Auth.
Deep Water Port Rev. (LOOP LLC Project) PUT	3.650%	4/1/08	5,000	4,989
[2] Louisiana State Municipal Natural Gas
Purchasing & Distribution Auth. TOB VRDO	3.980%	5/7/07 LOC	40,000	40,000
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09	10,000	10,243
				91,800
Maryland (1.3%)
Anne Arundel County MD GO	5.000%	3/1/08	7,375	7,458
Maryland GO	5.250%	3/1/08	2,135	2,163
Maryland GO	5.000%	3/15/10	18,520	19,216
Maryland Water Quality Financing Administration
Revolving Loan Rev.	5.000%	9/1/08	5,000	5,088
Washington Suburban Sanitation Dist.
Maryland General Construction GO	5.250%	6/1/07	17,330	17,353
				51,278
Massachusetts (2.6%)
Massachusetts GO	5.250%	1/1/09	10,000	10,251
Massachusetts GO	5.500%	2/1/09 (1)	8,785	9,056
Massachusetts GO	5.875%	2/1/10 (Prere.)	16,585	17,674
Massachusetts GO	5.750%	6/1/10 (Prere.)	10,000	10,595
Massachusetts GO CP	3.650%	6/7/07	25,000	24,997
[2] Massachusetts GO TOB VRDO	3.960%	5/7/07 (2)	3,950	3,950
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/08	5,000	5,083
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/09	11,500	11,833

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Route 3 North Transp. Improvement Assn.
Massachusetts Lease Rev.	5.750%	6/15/11 (1)	3,415	3,622
Springfield MA GO	5.000%	8/1/09 (1)	5,660	5,822
				102,883
Michigan (4.7%)
Detroit MI Capital Improvement GO	5.000%	4/1/08 (4)	7,275	7,358
Detroit MI Capital Improvement GO	5.000%	4/1/09 (4)	6,135	6,277
Detroit MI Sewer System Rev.	5.000%	7/1/10 (4)	5,690	5,906
[2] Detroit MI Sewer System Rev. TOB VRDO	3.980%	5/7/07 (4)	46,530	46,530
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/07 (2)	6,070	6,161
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/07 (2)	5,000	5,075
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/08 (2)	5,000	5,196
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (1)	6,250	6,537
Michigan Building Auth. Rev.	5.000%	10/15/07	2,250	2,263
Michigan Building Auth. Rev.	5.000%	10/15/08 (4)	16,000	16,301
Michigan Building Auth. Rev.	5.000%	10/15/10 (4)	6,325	6,596
Michigan Building Auth. Rev.	5.250%	10/15/10	5,360	5,553
Michigan Comprehensive Transp. Rev.	5.500%	5/15/10 (4)	2,070	2,178
Michigan GO TAN	4.250%	9/28/07 LOC	45,815	45,892
Michigan Muni. Bond Auth. Rev.	5.000%	5/1/07	6,420	6,420
Michigan Muni. Bond Auth. Rev.	5.000%	6/1/08 (4)	5,000	5,071
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.250%	10/1/07	10,190	10,255
				189,569
Minnesota (1.0%)
Minnesota GO	5.000%	8/1/07	30,685	30,782
Minnesota GO	5.000%	11/1/10	10,000	10,447
				41,229
Mississippi (1.2%)
Mississippi GO	5.500%	11/1/08	6,455	6,624
Mississippi GO	6.000%	11/1/09 (Prere.)	10,800	11,396
Mississippi Hosp. Equipment & Fac.
Auth. Rev. (Baptist Memorial Health) PUT	3.700%	10/1/07	19,000	18,978
Mississippi Hosp. Equipment & Fac.
Auth. Rev. (Baptist Memorial Health) PUT	3.730%	10/1/07	9,000	9,013
				46,011
Missouri (0.4%)
Bi-State Dev. Agency of the Missouri-Illinois Metro.
Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09 LOC	5,000	5,019
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/08	7,465	7,563
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/09	3,465	3,554
				16,136
Montana (0.1%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/08 (2)	5,550	5,657

Nebraska (0.5%)
Central Plains Energy Project Nebraska
Gas Project No. 1	5.000%	12/1/08	5,000	5,088
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	15,870	16,191
				21,279
Nevada (2.1%)
Clark County NV Las Vegas
Convention & Visitor Auth. GO	5.000%	7/1/07	4,410	4,419
Clark County NV School Dist. GO	5.000%	6/15/08 (4)	7,575	7,684

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clark County NV School Dist. GO	5.250%	6/15/09 (1)	16,920	17,458
Clark County NV School Dist. GO	5.000%	6/15/10 (1)	10,730	11,141
Clark County NV School Dist. GO	5.250%	6/15/10 (4)	13,675	14,299
[2] Clark County NV School Dist. GO TOB VRDO	3.980%	5/7/07 (3)	10,575	10,575
[2] Las Vegas Valley Water Dist. Nevada GO
Water Improvement & Refunding TOB VRDO	3.990%	5/7/07 (3)	5,310	5,310
[2] Las Vegas Valley Water Dist. Nevada GO
Water Improvement & Refunding TOB VRDO	3.990%	5/7/07 (1)	11,860	11,860
				82,746
New Hampshire (0.1%)
New Hampshire State Turnpike System Rev.	5.000%	5/1/08 (2)	4,445	4,503

New Jersey (3.7%)
Edison Township NJ BAN	4.500%	6/20/07	13,520	13,530
Garden State Preservation Trust New Jersey	5.250%	11/1/09 (4)	4,500	4,672
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/08	3,000	3,029
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/08	2,500	2,526
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/08	16,085	16,356
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10	1,000	1,032
[2] New Jersey Econ. Dev. Auth. Rev. (School Fac.)
TOB VRDO	4.040%	5/7/07	11,000	11,000
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.500%	5/1/08 (4)	10,520	10,709
New Jersey Educ. Fac. Auth. Rev.
(Higher Education Trust Fund)	5.000%	9/1/08	6,915	7,030
New Jersey Educ. Fac. Auth. Rev.
(Higher Education Trust Fund)	5.000%	9/1/09	5,610	5,769
New Jersey Educ. Fac. Auth. Rev.
(Higher Education Trust Fund)	5.000%	9/1/10	6,000	6,235
New Jersey Transp. Corp. COP	5.500%	9/15/07 (2)	4,735	4,766
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/07 (ETM)	5,665	5,677
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/07 (1)	9,400	9,475
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/07	4,870	4,906
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	2,025	2,224
[2] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.970%	5/7/07 (1)(2)	15,810	15,810
North Brunswick Township NJ BAN	4.500%	8/20/07	10,000	10,018
Rockaway NJ Township BAN	4.500%	7/19/07	7,487	7,496
Tewksbury Township NJ BAN	4.750%	7/26/07	7,225	7,238
				149,498
New Mexico (1.5%)
Farmington NM PCR (Southern CA Edison
Four Corners Project) PUT	3.550%	4/1/10 (3)	14,335	14,225
[2] New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.980%	5/7/07 (1)	5,180	5,180
New Mexico GO	5.000%	9/1/07	9,515	9,555
New Mexico Highway Comm. Tax Rev.	5.500%	6/15/08 (ETM)	415	423
New Mexico Highway Comm. Tax Rev.	5.500%	6/15/08	2,335	2,381
New Mexico Severance Tax Rev.	5.000%	7/1/09	1,000	1,028
New Mexico Severance Tax Rev.	5.000%	7/1/09 (2)	2,000	2,055
New Mexico Severance Tax Rev.	5.000%	7/1/10	1,000	1,039
New Mexico TRAN	4.750%	6/29/07	25,000	25,033
				60,919
New York (8.9%)
[2] Hudson Yards Infrastructure Corp. New York
Rev. TOB VRDO	3.970%	5/7/07 (3)	17,500	17,500
Kings Park NY Central School Dist. TAN	4.500%	6/28/07	17,000	17,017
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/08	7,775	7,950

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/09	2,755	2,838
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/09	22,260	23,067
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10	2,000	2,083
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/10	12,730	13,362
[2] Metro. New York Transp. Auth. Rev. (Transit Rev.)
TOB VRDO	4.050%	5/7/07	6,625	6,625
[2] Metro. New York Transp. Auth. Rev. TOB VRDO	3.980%	5/7/07 (2)	15,000	15,000
Metro. New York Transp. Auth. Transit Fac. CP	3.650%	6/25/07 LOC	50,000	49,992
New York City NY GO	5.000%	6/1/08	13,375	13,557
New York City NY GO	5.000%	8/1/08	17,000	17,265
New York City NY GO	5.000%	8/1/08	5,000	5,078
New York City NY GO	5.000%	8/1/08	20,715	21,038
New York City NY GO	5.000%	8/1/09	3,930	4,038
New York City NY GO	5.000%	8/1/09	6,895	7,085
New York City NY GO	5.000%	8/1/10	3,000	3,113
New York City NY GO	5.250%	11/1/10 (2)	7,715	8,107
[2] New York City NY GO TOB VRDO	3.990%	5/7/07	5,000	5,000
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/09 (3)	2,000	2,055
[2] New York City NY IDA Special Fac. Rev. TOB VRDO	4.120%	5/7/07	45,771	45,771
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/11	4,950	5,306
New York City NY Transitional Finance Auth.
Rev. Future Tax	4.500%	2/1/08 (ETM)	1,000	1,006
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/09	5,000	5,158
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	6,200	6,660
New York State Urban Dev. Corp. Rev.
(Correctional Fac.) PUT	5.250%	1/1/09	21,105	21,598
New York State Urban Dev. Corp. Rev.
(Service Contract)	5.000%	1/1/10	2,800	2,889
North Babylon NY Union Free School Dist. TAN	4.500%	6/27/07	5,000	5,005
Schenectady NY GO BAN	4.500%	5/24/07 LOC	2,200	2,201
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08	12,075	12,226
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08	6,970	7,057
				356,647
North Carolina (1.6%)
Charlotte NC (Equipment Acquisition) COP	4.000%	3/1/08	1,500	1,504
Charlotte NC (Equipment Acquisition) COP	5.000%	3/1/09	3,700	3,785
Durham NC GO	5.000%	2/1/08	5,340	5,394
Fayetteville NC Public Works Comm. Rev.	3.550%	1/15/08 (4)	13,415	13,398
Guildord County NC GO PUT	4.000%	10/1/07	2,000	2,002
North Carolina GO	4.600%	4/1/09 (Prere.)	9,000	9,328
North Carolina Muni. Power Agency Rev.	0.000%	1/1/09 (1)	5,525	5,190
Wake County NC Public Improvement GO	5.000%	3/1/10	21,800	22,603
				63,204
Ohio (2.0%)
Columbus OH GO	5.000%	6/15/09	3,000	3,082
Delaware City OH BAN	4.750%	5/10/07	8,000	8,002
Independence OH BAN	4.500%	5/7/07	4,400	4,400
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/08 (1)	4,580	4,663
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/08 (1)	1,110	1,130
[2] Ohio GO TOB VRDO	3.950%	5/7/07	7,975	7,975
Ohio Higher Educ. Capital Fac. Rev.	5.000%	6/1/09	5,000	5,132
Ohio Highway Capital Improvements Rev.	5.000%	5/1/07	5,590	5,590
Ohio Highway Capital Improvements Rev.	5.000%	5/1/08	4,000	4,052
Ohio Refunding & Improvement Infrastructure	5.000%	8/1/10	7,270	7,561

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/07 (1)	5,010	5,030
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/08 (1)	1,345	1,367
Ohio State Univ. CP	3.620%	6/14/07	15,500	15,497
Ohio State Univ. General Receipts Rev.	5.000%	6/1/08	6,595	6,686
				80,167
Oklahoma (0.5%)
Oklahoma Dev. Finance Auth. Rev.
(Samuel Roberts Noble Foundation)	5.000%	5/1/10	5,000	5,186
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/07	6,610	6,613
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/08 (4)	4,700	4,763
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/09 (4)	4,620	4,740
				21,302
Oregon (0.6%)
Oregon State Dept. Administrative Services	5.000%	9/1/07 (4)	10,900	10,946
Oregon State Dept. Administrative Services	5.000%	9/1/10 (4)	5,000	5,208
Portland OR Sewer System Rev.	5.000%	6/1/08	6,750	6,844
				22,998
Pennsylvania (3.9%)
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center) ARS	3.820%	5/18/07	10,800	10,800
Allegheny County PA Port Auth. Rev.	6.000%	3/1/09 (1)(Prere.)	2,565	2,693
Allegheny County PA Port Auth. Rev.	6.000%	3/1/09 (1)(Prere.)	4,310	4,524
Allegheny County PA Port Auth. Rev.	6.250%	3/1/09 (1)(Prere.)	3,740	3,943
Bethlehem PA Area School Dist.	5.375%	9/1/09 (3)	4,855	4,882
Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,605	4,936
Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,370	4,684
Pennsylvania GO	5.250%	2/1/08	15,440	15,618
Pennsylvania GO	5.000%	9/1/09	8,235	8,478
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Rosemont College) PUT	3.630%	11/1/07 LOC	3,000	2,997
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania)	5.500%	7/15/08 (Prere.)	2,000	2,044
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.000%	6/15/09 (3)	6,150	6,316
Pennsylvania State Univ. Rev.	5.000%	3/1/08	8,025	8,112
Philadelphia PA Gas Works Rev.	5.250%	7/1/07 (4)	4,525	4,536
Philadelphia PA GO	5.000%	8/1/09 (11)	4,775	4,901
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children’s Hosp. of Philadelphia) PUT	5.000%	7/1/07 (1)	11,000	11,021
Philadelphia PA School Dist. TRAN	4.500%	6/29/07 LOC	20,000	20,018
Pittsburgh PA GO	5.000%	9/1/08 (1)(ETM)	11,615	11,820
Pittsburgh PA GO	5.000%	9/1/08 (1)	2,810	2,857
Pittsburgh PA GO	5.750%	9/1/09 (3)(Prere.)	4,505	4,706
Pittsburgh PA GO	6.000%	9/1/09 (3)(Prere.)	4,450	4,674
Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,680	2,789
Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,985	3,106
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08 (2)	4,500	4,550
				155,005
Puerto Rico (0.4%)
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/09	9,500	9,774
Puerto Rico Muni. Finance Agency	5.000%	8/1/09	5,000	5,122
				14,896

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island (0.1%)
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.000%	6/15/07	5,000	5,008

South Carolina (0.7%)
Beaufort County SC School Dist. BAN	4.875%	7/13/07 (ETM)	10,000	10,019
[1] South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	10,790	11,396
[2] South Carolina Transp. Infrastructure Rev. TOB VRDO	3.980%	5/7/07 (2)	8,360	8,360
				29,775
Tennessee (6.0%)
Knox County TN GO	5.000%	4/1/08	3,115	3,152
Memphis TN CP	3.680%	7/11/07	36,100	36,093
Memphis TN Electric System Rev.	5.000%	12/1/08 (4)	15,000	15,300
Memphis TN GO	5.000%	10/1/08	4,705	4,785
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	8/1/10	5,165	5,374
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/09 (1)	2,000	2,045
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10 (1)	35,675	36,856
Montgomery County TN Public Building Auth.
Pooled Financial Rev. (Tennessee County
Loan Pool) VRDO	4.040%	5/1/07 LOC	11,750	11,750
[2] Muni. Electric Acquisition Corp. Tennessee Gas
Rev. TOB VRDO	3.980%	5/7/07	85,650	85,650
Sevier County TN Public Building Auth.
(Public Projects Construction Notes) PUT	3.750%	10/1/07	4,000	3,999
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/10	5,000	5,143
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10	18,965	19,617
Tennessee GO	5.250%	3/1/10 (Prere.)	6,500	6,769
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System) PUT	5.000%	10/1/08	5,720	5,804
				242,337
Texas (15.1%)
Aledo TX Independent School Dist. PUT	3.620%	8/1/07	6,910	6,908
Arlington TX Independent School Dist.	5.000%	2/15/10	10,105	10,450
Corpus Christi TX GO	5.000%	3/1/09 (4)	2,000	2,046
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.000%	8/15/07	1,200	1,204
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	3.300%	8/15/08	10,000	9,929
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.000%	8/15/09	5,000	5,120
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.000%	8/15/09	27,810	28,479
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TAN	4.500%	6/14/07	10,000	10,007
Dallas TX GO	5.000%	2/15/10	8,965	9,271
Dallas TX GO	5.000%	2/15/10	5,000	5,171
Denton TX Independent School Dist. GO	5.200%	8/15/08 (Prere.)	10,180	10,379
Denton TX Independent School Dist. PUT	3.000%	2/1/08	11,100	11,012
[2] Denton TX Independent School Dist. TOB VRDO	3.990%	5/7/07	5,415	5,415
El Paso TX Independent School Dist. GO	5.375%	8/15/08	5,000	5,106
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09	5,700	5,851
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09	15,200	15,603
Frisco TX GO	5.000%	2/15/09 (4)	2,950	3,016
Grand Prairie TX Independent School Dist.	3.050%	7/31/07	5,100	5,087

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.) VRDO	4.020%	5/1/07	3,900	3,900
Harris County TX Toll Road Rev.	5.000%	8/15/08 (3)	9,355	9,506
Harris County TX Toll Road Rev. PUT	5.000%	8/15/09 (3)	25,000	25,662
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.250%	9/1/08 (2)	7,460	7,610
Houston TX Independent School Dist. GO	5.000%	2/15/08	4,500	4,546
Houston TX Independent School Dist. GO	5.000%	2/15/09 (Prere.)	14,315	14,642
Houston TX Independent School Dist. GO	5.000%	7/15/09 (4)	3,600	3,699
Houston TX Independent School Dist. GO	5.000%	2/15/10	8,585	8,878
Houston TX Util. System Rev.	5.250%	5/15/10 (1)	2,300	2,401
[2] Houston TX Util. System Rev. TOB VRDO	3.980%	5/7/07 (4)	9,945	9,945
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/07	2,810	2,815
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/08	4,275	4,333
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/09	3,990	4,087
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/10	4,720	4,879
[2] Longview TX Water & Sewer Rev. TOB VRDO	3.990%	5/7/07 (1)	9,240	9,240
Mesquite TX Independent School Dist. GO PUT	3.650%	12/1/08 (ETM)	16,810	16,810
Montgomery County TX PUT	5.000%	9/1/08 (4)	3,000	3,049
Montgomery County TX PUT	5.000%	9/1/10 (4)	2,500	2,590
[2] North Texas Muni. Water Dist.
Texas Water System Rev. TOB VRDO	3.980%	5/7/07 (3)	10,360	10,360
San Antonio TX Electric & Gas Rev.	5.250%	2/1/08	44,320	44,826
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	8,500	8,721
San Antonio TX Electric & Gas Rev.	5.000%	2/1/10	9,185	9,492
San Antonio TX Electric & Gas Rev.	5.250%	2/1/10	5,760	5,990
Spring TX Independent School Dist.
Schoolhouse GO PUT	3.750%	8/15/07 (4)	7,000	6,999
Tarrant County TX Health Fac. Dev. Corp.
Health System Rev. (Health Resources) ARS	3.830%	5/25/07 (2)	10,275	10,275
Tarrant County TX Water Control & Improvement
Dist. No. 1 Water Rev.	5.000%	3/1/09 (4)	2,885	2,951
Texas A & M Univ. Rev. Financing System	5.000%	5/15/07	4,925	4,927
Texas A & M Univ. Rev. Financing System	5.000%	5/15/08	2,865	2,903
Texas A & M Univ. Rev. Financing System	5.000%	5/15/08	1,655	1,677
Texas A & M Univ. Rev. Financing System	5.000%	5/15/09	5,065	5,192
Texas A & M Univ. Rev. Financing System	5.000%	5/15/09	2,000	2,050
Texas GO	6.000%	10/1/08 (1)	5,750	5,932
Texas GO Public Finance Auth.	5.250%	10/1/07	3,000	3,019
[2] Texas GO TOB VRDO	3.990%	5/7/07	11,360	11,360
[2] Texas GO TOB VRDO	3.990%	5/7/07	7,500	7,500
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/10	11,000	11,397
[2] Texas Muni. Gas Acquisition & Supply Corp. Rev.
TOB VRDO	4.000%	5/7/07	6,185	6,185
[2] Texas Muni. Gas Acquisition & Supply Corp. Rev.
TOB VRDO	4.000%	5/7/07	26,720	26,720
Texas Public Finance Auth. Rev.	5.000%	2/1/10 (3)	5,000	5,167
Texas TRAN	4.500%	8/31/07	27,705	27,763
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	5.000%	6/1/08	64,865	65,759
Univ. of Houston TX Rev.	5.250%	2/15/08 (4)	5,435	5,500
Univ. of Houston TX Rev.	5.500%	2/15/10 (1)(Prere.)	5,500	5,759
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/07	5,000	5,018
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/08	7,000	7,115

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/08	2,500	2,541
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/10	4,470	4,648
				606,392
Utah (0.3%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/07 (4)	5,000	5,010
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/10 (4)	6,290	6,536
				11,546
Vermont (0.1%)
Vermont GO	5.000%	2/1/08	4,855	4,905

Virginia (1.1%)
Peninsula Ports Auth. Virginia Rev.
(Dominion Term Assn. Project) PUT	3.300%	10/1/08	2,500	2,471
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	5,800	1,070
Rappahannock VA Regional Jail Auth Rev. GAN	4.250%	12/1/09	5,000	5,040
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/08	10,885	10,991
Virginia Public Building Auth. Rev.	5.000%	8/1/09	7,050	7,251
Virginia Public Building Auth. Rev.	5.000%	8/1/10	4,000	4,158
Virginia Public School Auth. Rev.	5.000%	8/1/10	6,000	6,240
Virginia Public School Auth. Rev.	5.500%	8/1/10	4,645	4,902
				42,123
Washington (2.7%)
Douglas County WA Public Util. Dist. No. 1 Rev.
(Wells Hydroelectric Project)	5.000%	9/1/07 (1)	2,665	2,676
Energy Northwest Washington
Electric Refunding Rev. (Project No. 1)	5.000%	7/1/09	15,000	15,402
Energy Northwest Washington
Electric Refunding Rev. (Project No. 1)	5.000%	7/1/10	42,450	44,071
Energy Northwest Washington
Electric Refunding Rev. (Project No. 3)	5.000%	7/1/09	8,090	8,307
King County WA (Bellevue School Dist.) GO	5.000%	12/1/10 (4)	2,965	3,093
Port of Seattle WA Rev.	5.000%	3/1/09 (4)	3,415	3,493
Port of Seattle WA Rev.	5.000%	3/1/10 (4)	3,230	3,341
Seattle WA Drain & Wastewater Rev.	4.000%	2/1/08	2,075	2,079
Seattle WA Drain & Wastewater Rev.	4.000%	2/1/09	2,170	2,181
Washington GO	5.500%	9/1/07	13,130	13,206
Washington GO	4.000%	7/1/08	5,180	5,198
Washington GO	5.000%	7/1/10	5,525	5,738
				108,785
West Virginia (0.3%)
West Virginia GO	5.500%	6/1/10 (4)	5,000	5,263
West Virginia Higher Educ. Policy Comm. Rev.	5.000%	4/1/08 (1)	2,500	2,530
West Virginia Water Dev. Auth. Rev.	5.625%	10/1/10 (4)(Prere.)	5,000	5,306
				13,099
Wisconsin (2.5%)
Kenosha WI GO	4.000%	9/1/07 (4)	1,695	1,697
Milwaukee WI GO	5.000%	2/15/09 (4)	5,835	5,968
Milwaukee WI GO	5.000%	10/1/10 (1)	12,735	13,270
Wisconsin Clean Water Rev.	5.000%	6/1/09	3,175	3,259
Wisconsin GO	5.000%	5/1/07 (3)	6,200	6,200
Wisconsin GO	5.000%	5/1/08	8,055	8,159
Wisconsin GO	5.000%	5/1/10 (1)	14,405	14,941
Wisconsin GO	5.000%	5/1/10 (1)	8,690	9,013

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health) ARS	3.780%	5/7/07		7,975	7,975
Wisconsin School Dist. Cash Flow
Management Program COP TAN	4.250%	11/1/07	LOC	10,000	10,022
Wisconsin Transp. Rev.	5.000%	7/1/08	(3)	8,750	8,882
Wisconsin Transp. Rev.	5.000%	7/1/08		12,385	12,570
					101,956
Multiple States (1.2%)
[2] Various States TOB VRDO	4.170%	5/7/07	(1)(2)(3)(4)	20,750	20,750
[2] Various States TOB VRDO	4.170%	5/7/07		28,700	28,700
					49,450
Total Municipal Bonds (Cost $3,959,907)					3,951,430
				Shares
Temporary Cash Investment (1.4%)
[3] Vanguard Municipal Cash Management Fund
(Cost $57,317)	3.833%			57,317,020	57,317
Total Investments (100.0%) (Cost $4,017,224)					4,008,747
Other Assets and Liabilities (0.0%)
Other Assets—Note B					71,985
Liabilities					(72,653)
					(668)
Net Assets (100%)					4,008,079

Short-Term Tax-Exempt Fund

At April 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	4,028,647
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(12,091)
Unrealized Depreciation	(8,477)
Net Assets	4,008,079

Investor Shares—Net Assets
Applicable to 67,249,518 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,047,243
Net Asset Value Per Share—Investor Shares	$15.57

Admiral Shares—Net Assets
Applicable to 190,132,384 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,960,836
Net Asset Value Per Share—Admiral Shares	$15.57

•	See Note A in Notes to Financial Statements.
1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2007.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of these securities was $691,994,000, representing 17.3% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (98.6%)
Alabama (0.5%)
Alabama Public School & College Auth.	5.500%	8/1/18 (4)	18,195	19,131
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.125%	2/1/09 (3)(Prere.)	5,785	5,981
Montgomery AL Baptist Medical Center
(Baptist Health)	0.000%	11/15/08 (4)(ETM)	3,260	3,075
Montgomery AL Baptist Medical Center
(Baptist Health)	0.000%	11/15/09 (4)(ETM)	3,000	2,726
Montgomery AL Baptist Medical Center
(Baptist Health)	0.000%	11/15/10 (4)(ETM)	2,130	2,152
Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/15	1,005	1,060
				34,125
Alaska (0.4%)
Alaska GO	5.000%	7/15/08 (4)	6,605	6,708
[1] Anchorage AK GO TOB VRDO	3.990%	5/7/07 (1)	5,000	5,000
North Slope Borough AK GO	0.000%	6/30/08 (1)	17,100	16,375
				28,083
Arizona (1.6%)
Arizona School Fac. Board Rev. COP	5.000%	9/1/08 (4)	9,960	10,129
Maricopa County AZ Pollution Control Corp. PCR
(Public Service Co. of New Mexico) PUT	4.000%	7/1/09	9,500	9,486
Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09 (2)	4,350	4,515
Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09 (2)(ETM)	650	675
Maricopa County AZ USD	5.000%	7/1/10 (4)	7,230	7,515
Mesa AZ IDA Rev. Discovery Health Systems	5.875%	1/1/10 (1)(Prere.)	7,000	7,447
Mesa AZ Util. System Rev.	5.000%	7/1/08 (1)	3,180	3,227
Mesa AZ Util. System Rev.	5.000%	7/1/08 (1)(ETM)	3,320	3,371
Mohave County AZ IDA Correctional Fac.
Contract Rev. (Mohave Prison Project)	5.000%	4/1/08 (10)	2,000	2,023
Mohave County AZ IDA Correctional Fac.
Contract Rev. (Mohave Prison Project)	5.000%	4/1/10 (10)	5,090	5,266
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/09 (2)	5,500	5,652
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.000%	7/1/10 (1)	5,600	5,821
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.000%	7/1/10 (1)	5,000	5,197
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.000%	7/1/12 (1)	5,000	5,301
Phoenix AZ GO	7.500%	7/1/08	11,510	12,001
Phoenix AZ GO	5.000%	7/1/16	10,000	10,806
Scottsdale AZ Refunding	5.000%	7/1/13	5,000	5,367
Univ. of Arizona Board of Regents	5.900%	6/1/08 (4)	4,095	4,191
				107,990
California (7.5%)
California GO	4.750%	6/1/07	1,000	1,001
California GO	5.250%	11/1/08	10,000	10,230
California GO	5.000%	3/1/09	22,400	22,927
California GO	5.000%	6/1/09	25,000	25,666
California GO	5.000%	6/1/09	14,095	14,471
California GO	5.000%	5/1/13	21,000	22,376
California GO	5.000%	9/1/13	32,125	34,332
California GO	5.000%	8/1/16	8,500	9,191
[1] California GO TOB VRDO	4.020%	5/7/07	14,440	14,440

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.000%	7/1/09	2,500	2,564
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.000%	7/1/10	3,220	3,333
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/10	2,000	2,078
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,158
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/15 (3)	10,000	10,844
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/11	3,770	3,957
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/12	2,500	2,650
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/13	7,500	8,018
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/07	25,335	25,336
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/09 (1)	10,000	10,324
California State Econ. Recovery Bonds	5.000%	7/1/09	18,000	18,517
California State Econ. Recovery Bonds	5.250%	1/1/11	12,640	13,341
California State Econ. Recovery Bonds PUT	5.000%	7/1/08	12,925	13,136
California Statewide Communities Dev. Auth. PCR
(Southern California Edison) PUT	4.100%	4/1/13 (10)	5,000	5,052
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/08	1,000	1,012
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/09	800	817
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/10	1,100	1,132
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	4,000	4,095
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/08	17,500	17,237
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.875%	4/1/10	19,600	19,597
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.450%	5/1/11	9,375	9,222
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.850%	6/1/12	10,000	9,938
CSUCI Financing Auth. Rev.
California Rental Housing & Town Center PUT	2.500%	8/1/07 LOC	5,000	4,976
Desert Sands CA School District	0.000%	6/1/12 (2)	10,000	8,225
Golden State Tobacco Securitization Corp. California	5.000%	6/1/09 (ETM)	3,000	3,083
Golden State Tobacco Securitization Corp. California	5.000%	6/1/10 (ETM)	2,500	2,597
Golden State Tobacco Securitization Corp. California	5.000%	6/1/11	8,000	8,256
Golden State Tobacco Securitization Corp. California	5.000%	6/1/12	10,000	10,349
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	5,655	5,859
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	25,000	29,002
Golden State Tobacco Securitization Corp. California	7.875%	6/1/13 (Prere.)	9,000	10,976
Golden State Tobacco Securitization Corp. California	7.875%	6/1/13 (Prere.)	13,730	16,744
Kings River Conservation Dist. California COP	5.000%	5/1/10	4,000	4,123
Los Angeles County CA Metro. Transp. Auth. Rev.
(Capital Grant Receipts Gold Line Project)	5.000%	10/1/11 (3)	5,000	5,229

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Metro. Transp. Auth. Rev.
(Capital Grant Receipts Gold Line Project)	5.000%	10/1/12 (3)	8,000	8,352
Los Angeles County CA
Public Works Financing Auth. Rev.	5.000%	12/1/12 (1)	7,710	8,231
Natomas CA USD COP PUT	5.000%	2/1/10 (2)	10,000	10,324
Orange County CA Public Financing Lease Rev.	5.000%	7/1/12 (1)	3,165	3,363
San Jose CA Redev. Agency	5.250%	8/1/08 (1)	3,180	3,244
Santa Clara Valley CA Water Dist.
Refunding & Improvement COP	5.000%	2/1/08 (3)	4,385	4,430
Univ. of California Rev.	5.000%	5/15/10 (1)	3,500	3,642
Univ. of California Rev.	5.000%	5/15/11 (1)	2,500	2,632
Univ. of California Rev.	5.000%	5/15/12 (1)	3,000	3,191
				496,820
Colorado (1.3%)
Colorado Dept. of Transp. Rev.	5.250%	6/15/07	2,035	2,039
Colorado Dept. of Transp. Rev.	5.500%	6/15/07 (1)	18,000	18,039
Colorado Dept. of Transp. Rev.	5.250%	6/15/08	2,530	2,574
Colorado General Fund TRAN	4.500%	6/27/07	20,000	20,017
Colorado Springs CO Util. System Rev.	5.250%	11/15/07	5,890	5,939
Denver CO City & County GO	5.000%	8/1/07	5,000	5,016
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/08	8,770	8,913
[1] Denver Colorado City & County Water
Commissioners Rev. TOB VRDO	3.990%	5/7/07 (4)	6,675	6,675
Regional Transp. Dist. of Colorado COP
(Transit Vehicles Project) PUT	2.300%	6/1/07 (2)	15,000	14,975
				84,187
Connecticut (0.5%)
Connecticut GO	5.250%	6/15/07	12,760	12,784
Connecticut GO	5.250%	12/15/07	7,370	7,442
Connecticut GO	5.000%	11/15/08	10,000	10,205
				30,431
Delaware (0.1%)
Delaware GO	5.000%	8/1/15	5,000	5,400

District of Columbia (1.2%)
District of Columbia GO	5.250%	6/1/07 (1)	16,000	16,020
District of Columbia GO	5.250%	6/1/08 (1)	5,355	5,442
District of Columbia GO	5.500%	6/1/08 (4)(ETM)	1,220	1,244
District of Columbia GO	5.500%	6/1/08 (4)	3,530	3,597
District of Columbia GO	5.000%	6/1/10 (4)	2,045	2,121
District of Columbia GO	5.500%	6/1/10 (4)	10,000	10,514
District of Columbia GO	5.500%	6/1/10 (2)	1,335	1,404
District of Columbia GO	5.750%	6/1/10 (1)(ETM)	5,000	5,296
District of Columbia GO	5.000%	6/1/11 (4)	2,500	2,619
District of Columbia GO	5.000%	6/1/12 (4)	2,500	2,641
District of Columbia GO	5.500%	6/1/12 (4)	10,000	10,444
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,258
District of Columbia GO	5.000%	6/1/14 (1)	4,900	5,206
District of Columbia GO	5.000%	6/1/15 (1)	5,000	5,294
District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/19 (2)	3,000	3,146
				79,246
Florida (7.0%)
Broward County FL GO	5.000%	1/1/08	4,000	4,035
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.375%	12/1/10	4,900	5,064

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	4.500%	12/1/11	5,900	5,998
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.500%	12/1/08	22,980	23,589
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/09	2,000	2,068
Broward County FL School Board COP	5.000%	7/1/11 (2)	4,460	4,666
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.000%	3/1/10 (1)	10,000	10,341
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.000%	3/1/11 (1)	10,000	10,449
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.000%	3/1/12 (1)	15,000	15,819
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.000%	3/1/15 (1)	11,000	11,838
[1] Collier County FL School Board COP TOB VRDO	3.990%	5/7/07 (4)	7,070	7,070
Florida Board of Educ. Capital Outlay	5.000%	1/1/11	6,810	7,113
Florida Board of Educ. Capital Outlay	5.000%	1/1/12	27,730	29,249
Florida Board of Educ. Capital Outlay	5.000%	6/1/16	5,065	5,441
Florida Board of Educ. Public Educ.	5.000%	6/1/08 (4)	19,600	19,877
Florida Board of Educ. Public Educ.	5.250%	6/1/08	5,055	5,140
Florida Board of Educ. Public Educ.	5.000%	6/1/10	16,120	16,735
Florida Board of Educ. Public Educ.	5.000%	1/1/11	25,080	26,197
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/10	2,495	2,590
Florida Correctional Privatization Comm. COP	5.250%	8/1/08 (1)	4,335	4,415
Florida Dept. of Environmental
Protection & Preservation Rev.	5.750%	7/1/12 (3)	7,050	7,539
Florida Dept. of Transp.	5.250%	7/1/08	4,670	4,754
Florida Dept. of Transp.	6.375%	7/1/10	10,075	10,855
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/08	10,000	10,142
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12	37,600	40,135
[1] Florida Turnpike Auth. Rev. TOB VRDO	3.990%	5/7/07 (1)	6,140	6,140
Highlands County FL Health Rev.
(Adventist Health System) PUT	5.000%	11/16/09	25,000	25,654
Jacksonville FL Electric Auth. Rev.
(St. John’s River Power Park)	5.000%	10/1/08	31,000	31,543
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/11	7,500	7,758
Miami-Dade County FL School Board COP PUT	5.000%	5/1/11 (1)	15,000	15,629
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/07 (1)	4,000	4,021
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare) VRDO	4.100%	5/1/07 (4)	3,500	3,500
Orlando FL Util. Comm. Water & Electric Rev.	5.000%	10/1/08	4,835	4,922
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09	15,000	15,483
Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/08	20,000	20,336
Reedy Creek FL Improvement Dist. Util. Rev.	5.500%	10/1/08 (2)	8,070	8,210
South Florida Water Management Dist.	5.000%	10/1/10 (2)	3,000	3,118
South Florida Water Management Dist.	5.000%	10/1/11 (2)	7,100	7,451
South Florida Water Management Dist.	5.000%	10/1/12 (2)	2,150	2,275
[2] South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South FL Obligated Group)	5.000%	8/15/11	4,990	5,214
[2] South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South FL Obligated Group)	5.000%	8/15/12	3,000	3,156
[2] South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South FL Obligated Group)	5.000%	8/15/13	2,500	2,645

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. Athletic Assn. Inc.
Florida Athletic Program Rev. PUT	3.800%	10/1/11 LOC	4,000	3,993
Univ. Athletic Assn. Inc.
Florida Capital Improvement Rev. PUT	3.500%	10/1/10 LOC	5,000	4,922
				467,089
Georgia (2.7%)
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08	37,000	37,314
Coffee County GA School Dist. GO	6.000%	8/1/10	1,000	1,069
Fulton County GA Water & Sewer Rev.	5.250%	1/1/14 (3)	10,000	10,268
Fulton DeKalb GA Hosp. Auth.	5.000%	1/1/08 (4)	3,000	3,026
Georgia GO	6.000%	7/1/07	10,580	10,620
Georgia GO	5.500%	7/1/15	9,095	10,212
Georgia GO	5.500%	7/1/16	5,000	5,557
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.250%	3/1/09	10,355	10,652
Gwinnett County GA School Dist. GO	5.000%	2/1/12	10,000	10,575
Gwinnett County GA School Dist. GO	5.000%	2/1/13	10,000	10,673
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12	12,000	12,580
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12	15,000	15,725
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	6.250%	7/1/08 (1)	4,000	4,116
Muni. Electric Auth. Georgia Subordinate Bonds
Project One PUT	5.000%	1/1/09 (2)	12,500	12,754
Paulding County GA School Dist. GO	5.000%	8/1/08	2,500	2,541
Paulding County GA School Dist. GO	5.000%	8/1/09	1,500	1,544
Paulding County GA School Dist. GO	5.000%	8/1/11	1,000	1,053
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.500%	11/1/07	6,270	6,326
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.250%	9/1/08	10,000	10,205
				176,810
Hawaii (1.9%)
Hawaii GO	5.500%	8/1/07 (3)	2,330	2,340
Hawaii GO	5.750%	4/1/08 (1)(ETM)	2,015	2,053
Hawaii GO	5.750%	4/1/08 (1)	1,990	2,027
Hawaii GO	5.500%	8/1/08 (3)	6,755	6,905
Hawaii GO	5.000%	7/1/09 (2)	15,660	16,090
Hawaii GO	5.875%	9/1/09 (4)(Prere.)	6,000	6,348
Hawaii GO	5.000%	10/1/09 (1)	1,480	1,525
Hawaii GO	5.000%	7/1/10 (2)	14,250	14,807
Hawaii GO	5.000%	10/1/10 (1)	5,090	5,304
Hawaii GO	5.000%	7/1/11 (2)	24,310	25,529
Hawaii GO	5.000%	7/1/12 (2)	23,735	25,151
Hawaii Highway Rev.	5.375%	7/1/11 (4)(Prere.)	5,125	5,462
Honolulu HI City & County GO	5.000%	7/1/11 (1)	4,750	4,988
Honolulu HI City & County GO	5.250%	7/1/11 (3)	3,900	4,133
Honolulu HI City & County GO	5.000%	7/1/12 (1)	4,320	4,578
				127,240
Illinois (4.1%)
Chicago IL Board of Educ. Capital Appreciation
(School Reform)	0.000%	12/1/11 (3)	5,185	4,351
Chicago IL Board of Educ. GO	0.000%	12/1/09 (3)	9,895	8,984
Chicago IL Board of Educ. GO	0.000%	12/1/10 (3)	4,000	3,495
Chicago IL GO	5.700%	7/1/10 (3)(Prere.)	9,655	10,310

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL GO	5.000%	1/1/14 (4)	37,590	40,201
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09 (ETM)	8,265	8,487
Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/10 (ETM)	5,000	5,220
Illinois Finance Auth. Rev.
(Resurrection Health Care) PUT	3.750%	7/1/09	4,000	3,978
Illinois GO	5.000%	10/1/07 (4)	9,000	9,048
Illinois GO	5.250%	11/1/07 (3)	5,000	5,038
Illinois GO	5.250%	8/1/08	14,500	14,775
Illinois GO	5.000%	10/1/08 (4)	7,000	7,127
Illinois GO	5.000%	10/1/08	5,790	5,895
Illinois GO	5.250%	11/1/08 (3)	4,000	4,092
Illinois GO	5.750%	1/1/09 (3)	3,000	3,099
Illinois GO	5.250%	8/1/09 (1)	2,135	2,207
Illinois GO	5.500%	8/1/09	8,610	8,945
Illinois GO	5.000%	10/1/09	14,800	15,248
Illinois GO	5.000%	3/1/10	6,300	6,520
Illinois GO	5.500%	8/1/18 (4)	5,000	5,265
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/07 (1)	5,270	5,276
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.) PUT	4.500%	12/1/07 (4)	10,000	10,026
Illinois Sales Tax Rev.	5.000%	6/15/10	1,500	1,557
Illinois Sales Tax Rev.	5.250%	6/15/12	2,000	2,140
Kendall Kane & Will Counties IL
Community Unit School Dist.	0.000%	10/1/16 (4)	5,215	3,552
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08 (3)(ETM)	6,500	6,232
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08 (3)(ETM)	1,220	1,170
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08 (3)	170	163
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	5.250%	6/15/08 (1)	3,250	3,306
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/09 (3)(ETM)	18,625	17,200
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/11 (1)	20,000	16,759
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO	5.250%	6/1/08 (3)	9,855	10,018
[1] Will County IL Community School Dist. TOB VRDO	3.990%	5/7/07 (4)	12,350	12,350
Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/12 (2)	4,000	4,216
Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/13 (2)	5,000	5,312
				271,562
Indiana (1.0%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	10/1/09	10,000	10,261
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	4/1/10	10,000	10,309
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	11/1/10	7,930	8,218
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	11/1/11	5,500	5,745
[2] Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	5/1/13	3,750	3,957
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) ARS	3.900%	6/1/07	12,350	12,350

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/10	2,000	2,058
Indiana Office Building Comm. Fac. Rev.
(New Castle Correctional Fac.)	5.250%	7/1/08 (3)	3,040	3,093
Indiana Univ. Rev. (Student Fee)	5.250%	8/1/07 (1)	1,000	1,004
Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/11 (2)	10,000	10,103
				67,098
Iowa (0.1%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.500%	8/1/07	2,500	2,511

Kansas (0.6%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/13	32,590	34,924
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/12	1,525	1,589
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/14	1,000	1,049
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/15	2,000	2,097
				39,659
Kentucky (1.6%)
Kentucky Property & Building Comm. Rev.	5.500%	8/1/07	4,550	4,569
Kentucky Property & Building Comm. Rev.	5.500%	8/1/08 (ETM)	7,290	7,455
Kentucky Property & Building Comm. Rev.	5.500%	8/1/08	210	215
Kentucky Property & Building Comm. Rev.	6.000%	10/1/08	10,000	10,309
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	10,000	11,017
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	6.500%	7/1/07 (2)	18,000	18,081
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/08 (2)	5,060	5,165
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.750%	7/1/08 (4)	26,760	27,390
[3] Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/09 (2)	15,000	15,570
Warren County KY Hosp. Fac. Rev.
(Community Hosp. Corp. Project)	5.000%	8/1/11	770	796
Warren County KY Hosp. Fac. Rev.
(Community Hosp. Corp. Project)	5.000%	8/1/12	810	841
Warren County KY Hosp. Fac. Rev.
(Community Hosp. Corp. Project)	5.000%	8/1/13	855	892
Warren County KY Hosp. Fac. Rev.
(Community Hosp. Corp. Project)	5.000%	8/1/16	990	1,035
				103,335
Louisiana (0.9%)
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/10 (1)	1,980	2,046
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/11 (1)	2,085	2,177
Louisiana GO	5.000%	5/1/10 (4)	16,980	17,592
Louisiana GO	5.250%	8/1/16 (1)	5,000	5,475
Louisiana Housing Finance Agency
Single Family Mortgage Rev. Home Ownership	5.850%	6/1/38	7,000	7,632
Louisiana Offshore Terminal Auth.
Deep Water Port Rev. (LOOP LLC Project) PUT	4.000%	9/1/08	5,000	4,999
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.250%	6/1/14 (2)	5,000	5,421
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09	15,000	15,364
				60,706

Limited-Term Tax-Exempt Fund

		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maine (0.2%)
Maine GO	5.000%	7/15/10 (2)	3,095	3,221
Maine GO	5.000%	7/15/12 (2)	8,055	8,558
Maine State Turnpike Auth. Turnpike Rev.	5.375%	7/1/13 (1)	2,130	2,190
				13,969
Maryland (1.6%)
Maryland Dept. of Transp.	5.000%	5/1/10	16,975	17,626
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	4.750%	12/1/11	1,250	1,256
Maryland GO	5.250%	2/1/08	5,000	5,060
Maryland GO	5.000%	3/15/11	19,445	20,414
Maryland GO	5.000%	3/15/12	20,415	21,654
Maryland GO	5.000%	3/15/13	21,440	22,945
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.250%	6/1/10	11,435	11,978
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.250%	6/1/10	5,000	5,237
				106,170
Massachusetts (4.7%)
Boston MA GO	5.000%	2/1/08 (1)	5,000	5,050
Massachusetts GAN	5.750%	6/15/07	9,650	9,674
Massachusetts GAN	5.750%	12/15/08	16,210	16,734
Massachusetts GAN	5.750%	6/15/09	10,900	11,354
Massachusetts GO	5.250%	12/1/07	10,000	10,090
Massachusetts GO	5.500%	1/1/08	6,165	6,239
Massachusetts GO	5.500%	2/1/08 (1)	10,000	10,133
Massachusetts GO	5.250%	8/1/08 (Prere.)	7,945	8,175
Massachusetts GO	5.375%	8/1/08	10,000	10,206
Massachusetts GO	5.750%	10/1/08	6,710	6,900
Massachusetts GO	5.000%	8/1/09	37,715	38,780
Massachusetts GO	5.875%	2/1/10 (Prere.)	10,000	10,657
Massachusetts GO	5.750%	6/1/10 (Prere.)	25,045	26,536
Massachusetts GO	5.000%	8/1/10	38,955	40,503
Massachusetts GO	6.000%	11/1/10	10,015	10,765
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.750%	7/1/07	5,785	5,800
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.875%	7/1/08	6,000	6,121
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.000%	7/1/07	2,200	2,204
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.500%	7/1/08 (1)	15,400	15,712
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.000%	7/1/09 (1)	14,110	14,482
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/11 (4)	12,000	12,620
Massachusetts Special Obligation Rev.	7.500%	6/1/07 (3)	16,425	16,476
Massachusetts Special Obligation Rev.	5.000%	12/15/10 (4)	10,000	10,437
Springfield MA GO	5.000%	8/1/11 (1)	3,500	3,680
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11 (2)	6,905	7,277
				316,605
Michigan (3.3%)
Detroit MI Sewer System Rev.	6.000%	1/1/10 (3)(Prere.)	15,000	16,008
Detroit MI Sewer System Rev.	5.000%	7/1/10 (4)	8,510	8,832
Detroit MI Sewer System Rev. PUT	5.500%	1/1/12 (1)	20,000	21,388

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11	23,000	24,043
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (1)	33,000	34,514
Michigan Building Auth. Rev.	5.500%	10/15/07 (ETM)	5,945	5,992
Michigan Building Auth. Rev.	5.500%	10/15/07	3,855	3,886
Michigan Building Auth. Rev.	5.500%	10/15/08 (ETM)	6,435	6,604
Michigan Building Auth. Rev.	5.500%	10/15/08 (ETM)	6,790	6,969
Michigan Building Auth. Rev.	5.000%	10/15/12 (2)	5,615	5,967
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	7,200	7,798
Michigan Building Auth. Rev. PUT	5.000%	10/15/11 (2)	12,000	12,580
Michigan Comprehensive Transp. Rev.	5.000%	5/15/08 (4)	1,230	1,247
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	5/1/12	17,000	17,813
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/15	2,315	2,507
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.500%	10/1/07 (ETM)	9,405	9,473
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.250%	10/1/08	11,960	12,220
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.000%	10/1/10	3,000	3,127
Michigan Trunk Line Rev.	5.000%	10/1/07 (4)	1,000	1,005
Michigan Trunk Line Rev.	5.000%	9/1/12 (4)	13,015	13,814
Univ. of Michigan Univ. Rev.	5.000%	4/1/08	2,705	2,738
Western Township MI Sewage Disposal System Rev.	5.250%	1/1/08 (1)	3,700	3,738
				222,263
Minnesota (1.1%)
Minnesota GO	5.000%	11/1/10	8,845	9,240
Minnesota GO	5.250%	11/1/12	6,375	6,703
Minnesota GO	5.000%	11/1/14	18,230	19,749
Minnesota Public Fac. Water PCR	5.500%	3/1/09	4,500	4,646
Rochester MN Health Care Fac. Rev.
(Mayo Foundation) ARS	3.800%	5/2/07	25,850	25,850
Southern Minnesota Muni. Power Agency
Power Supply System Rev.	5.000%	1/1/09 (2)	5,000	5,107
				71,295
Mississippi (1.1%)
Madison County MS School Dist.	5.000%	9/1/10 (3)	4,370	4,544
Mississippi GO	5.750%	11/1/07	5,000	5,050
Mississippi GO	5.000%	10/1/09	5,770	5,943
Mississippi GO	6.000%	11/1/09 (Prere.)	7,250	7,650
Mississippi GO	5.250%	12/1/10	8,800	9,251
Mississippi GO	5.000%	11/1/15 (1)	7,475	8,106
Mississippi GO	5.000%	11/1/16 (1)	5,000	5,447
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Health System)	5.000%	8/15/09	500	510
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Health System)	5.000%	8/15/10	500	514
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Health System)	5.000%	8/15/11	1,000	1,036
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Health System)	5.000%	8/15/12	1,000	1,041
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Health System)	5.000%	8/15/15	1,500	1,571
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Memorial Health) PUT	3.730%	10/1/07	21,000	21,031
				71,694

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri (0.6%)
Bi-State Dev. Agency of the Missouri-Illinois Metro.
Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09 LOC	10,000	10,039
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/09	5,700	5,846
Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/12 (Prere.)	10,000	10,570
Missouri Jt. Muni. Electric Util. Comm. Power Project
Rev. Plum Point Project	5.000%	1/1/12 (1)	2,000	2,108
Missouri Water Pollution Control GO	5.000%	10/1/08	11,350	11,564
				40,127
Montana (0.3%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/08 (2)	20,500	20,896

Nebraska (0.8%)
Central Plains Energy Project Nebraska
Gas Project No. 1	3.908%	12/1/10	25,000	25,025
Central Plains Energy Project Nebraska
Gas Project No. 1	5.000%	12/1/15	5,000	5,342
Nebraska Public Power Dist. Rev.	5.250%	1/1/09 (1)	4,130	4,213
Nebraska Public Power Dist. Rev.	5.000%	1/1/10 (3)	11,635	12,027
Nebraska Public Power Dist. Rev.	5.000%	1/1/11 (3)	3,560	3,722
				50,329
Nevada (3.3%)
Clark County NV GO	5.500%	7/1/10 (1)(Prere.)	13,025	13,719
[1] Clark County NV GO TOB VRDO	3.990%	5/7/07 (2)	8,710	8,710
Clark County NV School Dist. GO	5.250%	6/15/07 (4)	12,335	12,358
Clark County NV School Dist. GO	5.000%	6/1/08 (3)	30,735	31,162
Clark County NV School Dist. GO	5.000%	6/15/08 (1)	6,000	6,086
Clark County NV School Dist. GO	5.500%	6/15/08 (4)	33,555	34,220
Clark County NV School Dist. GO	4.000%	6/1/09 (3)	12,265	12,343
Clark County NV School Dist. GO	5.250%	6/15/10 (1)	7,875	8,234
Clark County NV School Dist. GO	5.000%	6/15/13 (3)	16,050	17,120
Clark County NV School Dist. GO	5.000%	6/15/14 (3)	9,680	10,399
[1] Clark County NV School Dist. GO TOB VRDO	3.980%	5/7/07 (4)	25,280	25,280
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11 (1)	6,735	7,067
Henderson NV Health Care Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/09	4,000	4,079
Henderson NV Health Care Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/14	8,000	8,443
Nevada GO	5.000%	3/1/08	375	379
Nevada GO	5.250%	5/15/08 (Prere.)	7,625	7,750
Nevada Highway Improvement Rev.
(Motor Vehicle Fuel Tax)	5.000%	12/1/12 (1)	14,495	15,423
				222,772
New Hampshire (0.3%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/10 (2)	14,000	14,413
New Hampshire GO	5.000%	11/1/08	6,000	6,117
				20,530
New Jersey (4.3%)
Bayonne NJ TAN	5.000%	9/19/07	6,000	6,017
Edison Township NJ BAN	4.500%	6/20/07	10,000	10,007
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/11	4,000	4,178
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/10 (4)	7,000	7,262
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	24,800	24,848
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10	1,000	1,032
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11	3,000	3,128

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.970%	5/7/07	8,350	8,350
New Jersey Environmental Infrastructure Trust	5.500%	9/1/07	5,960	5,996
New Jersey Environmental Infrastructure Trust	5.500%	9/1/08	6,280	6,431
New Jersey Highway Auth. Rev.
(Garden State Parkway)	6.200%	1/1/10 (2)(ETM)	20,000	20,844
New Jersey Transp. Corp. COP	5.500%	9/15/08 (2)	25,000	25,600
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/07 (ETM)	10,000	10,021
New Jersey Transp. Trust Fund Auth. Rev.	5.375%	12/15/07	25,530	25,779
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11 (3)	30,000	31,934
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/12 (3)	4,200	4,443
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15 (4)(Prere.)	19,130	20,722
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.970%	5/7/07 (3)	19,170	19,170
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.000%	5/7/07	16,880	16,880
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.030%	5/7/07	9,995	9,995
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	5,000	5,246
Newark NJ GO	5.000%	10/1/11 (4)	2,000	2,108
Tobacco Settlement Financing Corp. New Jersey Rev.	4.000%	6/1/09	1,400	1,399
Tobacco Settlement Financing Corp. New Jersey Rev.	4.125%	6/1/10	3,640	3,647
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/11	4,905	4,925
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12	5,000	5,004
				284,966
New Mexico (1.5%)
Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	12,038
Farmington NM PCR
(El Paso Electric Co. Project) PUT	4.000%	8/1/12 (3)	8,000	7,992
Farmington NM PCR (Southern CA Edison
Four Corners Project) PUT	3.550%	4/1/10 (3)	20,000	19,846
New Mexico Highway Comm. Tax Rev.	5.000%	6/15/07 (2)	2,500	2,504
New Mexico Highway Comm. Tax Rev.	5.250%	6/15/07	7,540	7,554
New Mexico Severance Tax Rev.	5.000%	7/1/10 (2)	2,000	2,079
New Mexico Severance Tax Rev.	5.000%	7/1/11	1,000	1,050
New Mexico Severance Tax Rev.	5.000%	7/1/11 (2)	2,000	2,101
New Mexico Severance Tax Rev.	5.000%	7/1/12	1,550	1,643
New Mexico TRAN	4.250%	6/29/07	35,700	35,723
New Mexico TRAN	5.000%	6/29/07	9,900	9,917
				102,447
New York (10.0%)
Battery Park City NY Auth. Rev.	5.250%	11/1/16	14,275	15,537
Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/09 (4)	3,140	3,222
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/12 (1)	48,900	51,717
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/11	22,080	23,444
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/12	3,500	3,706
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/12	14,110	15,116
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/13	3,325	3,545
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	3.650%	6/25/07 LOC	35,000	34,994
[1] Metro. New York Transp. Auth. Rev. (Transit Rev.)
TOB VRDO	4.050%	5/7/07	2,595	2,595
Muni. Assistance Corp. for New York City NY	6.000%	7/1/07 (ETM)	9,700	9,736
New York City NY GO	5.000%	8/1/08	25,535	25,933
New York City NY GO	5.250%	8/1/08 (3)	10,000	10,191
New York City NY GO	5.250%	8/1/08	7,670	7,813
New York City NY GO	5.250%	8/1/08	14,670	14,943
New York City NY GO	5.250%	8/1/08 (ETM)	1,780	1,816
New York City NY GO	5.000%	8/1/09	7,000	7,193
New York City NY GO	5.000%	8/1/09	14,700	15,104

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.250%	8/1/09	35,110	36,264
New York City NY GO	5.000%	6/1/10	8,000	8,289
New York City NY GO	5.000%	8/1/10	13,965	14,493
New York City NY GO	5.000%	3/1/11	6,000	6,258
New York City NY GO	5.000%	8/1/12	8,000	8,444
New York City NY GO	5.250%	8/1/12	4,230	4,464
New York City NY GO	5.750%	8/1/14 (2)	7,785	8,534
[1] New York City NY GO TOB VRDO	3.990%	5/7/07	947	947
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/10 (3)	3,090	3,211
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12 (3)	5,000	5,296
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,757
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/11	24,375	26,127
New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29	4,100	4,313
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/11	14,370	15,158
New York State Dormitory Auth. Rev.	5.000%	8/15/09 (4)	1,900	1,952
New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/09 (1)	10,000	10,328
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/09	2,055	2,095
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/11	1,000	1,034
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/12	1,000	1,039
New York State Dormitory Auth. Rev. PUT	5.250%	5/15/12 (2)	12,560	13,394
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) ARS	3.245%	1/19/10 (1)	14,650	14,347
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/08	9,415	9,558
New York State GO	5.000%	4/15/09	2,900	2,974
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.500%	12/1/15	5,410	5,892
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.250%	6/1/18	7,000	7,507
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.250%	12/1/18	8,415	9,025
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/08 (1)(ETM)	6,000	6,076
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/08 (1)	3,730	3,784
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/08 (2)	13,220	13,412
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/09 (1)(ETM)	4,000	4,102
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/10 (1)	2,500	2,610
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/13 (3)	15,000	16,003
New York State Thruway Auth. Rev.
(Service Contract)	5.250%	4/1/10	11,395	11,882
New York State Thruway Auth. Rev.
(Service Contract)	5.500%	4/1/13	5,500	5,910
New York State Urban Dev. Corp. Rev.
(Service Contract)	5.000%	1/1/12	6,500	6,836
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08	5,000	5,063
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/13	4,325	4,394
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/17	14,950	15,857

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18	20,000	21,472
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/20	25,000	27,091
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21 (2)	4,000	4,288
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/21	17,250	18,664
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22 (2)	15,000	16,054
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/08	14,000	14,331
				670,134
North Carolina (3.9%)
Durham NC COP	5.000%	6/1/10	2,170	2,248
Durham NC COP	5.000%	6/1/11	1,080	1,130
Durham NC COP	5.000%	6/1/13	1,000	1,061
Greensboro NC GO	5.000%	3/1/10	5,425	5,625
North Carolina Eastern Muni. Power Agency Rev.	7.000%	1/1/08 (1)	9,875	10,085
North Carolina Eastern Muni. Power Agency Rev.	6.125%	1/1/09	12,870	13,321
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/10	25,745	26,691
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/10	6,900	7,175
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/11	15,500	16,328
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/12	9,000	9,605
North Carolina GO	5.000%	3/1/08	5,000	5,056
North Carolina GO	5.000%	3/1/08	20,000	20,224
North Carolina GO	5.000%	3/1/12	13,980	14,822
North Carolina GO	5.000%	3/1/13	24,525	26,250
North Carolina GO	5.000%	3/1/14	24,625	26,557
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/08 (4)	10,000	10,097
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/09 (4)	10,000	10,223
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/10 (4)	10,000	10,342
North Carolina Medical Care Comm. Health Care Fac.
(Novant Health Obligated Group)	5.000%	11/1/10	9,180	9,517
North Carolina Medical Care Comm. Health Care Fac.
(Novant Health Obligated Group)	5.000%	11/1/15	7,370	7,751
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	24,805
				258,913
Ohio (3.2%)
Cincinnati OH City School Dist. GO	5.000%	12/1/12 (4)	1,140	1,213
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)	2,000	2,145
Cuyahoga County OH (Capital Improvement) GO	0.000%	10/1/09 (1)	4,200	3,834
Lakewood OH BAN	4.500%	6/14/07	3,300	3,302
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.250%	10/1/07	5,000	5,027
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.250%	10/1/08	6,945	7,075
Ohio Building Auth. Rev.
(Administration Building Fund)	5.000%	10/1/09 (1)	11,580	11,933
Ohio Building Auth. Rev.
(Administration Building Fund)	5.000%	10/1/09 (1)	11,680	12,036
Ohio Building Auth. Rev.
(Adult Correctional Building)	5.000%	4/1/12 (4)	3,055	3,231
Ohio Building Auth. Rev.
(Adult Correctional Building)	5.250%	4/1/14	12,000	13,065
Ohio Common Schools GO	5.000%	3/15/08	3,195	3,231
Ohio Common Schools PUT	2.450%	9/14/07	10,000	9,935
Ohio GO	0.000%	9/1/07	5,000	4,938

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio GO	5.000%	3/15/08	3,000	3,034
Ohio GO	5.000%	8/1/08	14,800	15,038
Ohio Higher Educ. Capital Fac. Rev.	5.750%	5/1/07	6,930	6,930
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/07	24,500	24,754
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/08	18,440	18,955
Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,653
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,730
Ohio Highway Capital Improvements Rev.	5.000%	5/1/07	5,000	5,000
Ohio Infrastructure Improvement GO	5.000%	3/1/10	4,000	4,141
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/08	6,750	6,848
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/08	5,475	5,554
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/10 (1)	7,140	7,419
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/11 (1)	3,800	3,987
Ohio Water Dev. Auth. PCR	5.250%	12/1/09	3,625	3,765
Ohio Water Dev. Auth. PCR	5.000%	6/1/13	7,000	7,488
Univ. of Cincinnati OH General Receipts BAN	4.750%	7/6/07	9,000	9,014
				216,275
Oklahoma (0.5%)
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12 (4)	3,500	3,709
Oklahoma GO	5.000%	7/15/07 (3)	2,000	2,005
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/15 (1)	9,035	9,709
Oklahoma State Water Resource Board Rev.	5.000%	4/1/15	8,640	9,284
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/08	5,000	5,068
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11 (4)	5,300	5,558
				35,333
Oregon (0.2%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	5/1/07	6,000	6,000
Tri-County Metro. Transp. Dist. OR
(Payroll Tax & Grant Project)	5.000%	5/1/12 (1)	5,000	5,294
Tri-County Metro. Transp. Dist. OR
(Payroll Tax & Grant Project)	4.000%	5/1/14 (1)	5,000	5,016
				16,310
Pennsylvania (2.5%)
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	5.500%	6/15/07	3,000	3,006
Allegheny County PA Port Auth. Rev.	6.375%	3/1/09 (1)(Prere.)	5,500	5,810
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/10	2,690	2,768
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/12	2,970	3,091
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/14	1,165	1,221
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/14	3,280	3,439
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/15	1,140	1,194
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/15	3,440	3,602
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/16	3,610	3,781
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/16	1,175	1,231

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.000%	7/1/08	4,365	4,428
Montgomery County PA IDA Auth.
Retirement Community Rev. (ACTS
Retirement–Life Communities Obligated Group)	5.000%	11/15/10	2,500	2,575
Montgomery County PA IDA Auth.
Retirement Community Rev. (ACTS
Retirement–Life Communities Obligated Group)	5.000%	11/15/11	2,500	2,593
Montgomery County PA IDA Auth.
Retirement Community Rev. (ACTS
Retirement–Life Communities Obligated Group)	5.000%	11/15/13	5,675	5,942
Pennsylvania GO	5.000%	8/1/08 (Prere.)	6,210	6,372
Pennsylvania GO	5.500%	2/1/12	20,950	22,569
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	6.000%	5/1/09 (Prere.)	3,470	3,623
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/07	2,000	2,007
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/08	2,500	2,537
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/11 (2)	4,000	4,200
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems) ARS	3.900%	5/25/07	9,450	9,450
Philadelphia PA Gas Works Rev.	5.250%	7/1/09 (4)	8,885	9,162
Philadelphia PA Gas Works Rev.	5.500%	8/1/11 (4)(Prere.)	3,315	3,542
Philadelphia PA GO	5.000%	8/1/11 (11)	5,495	5,753
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,475
Philadelphia PA School Dist. TRAN	4.500%	6/29/07 LOC	20,000	20,018
Pittsburgh PA GO	5.000%	9/1/09 (1)(ETM)	11,650	11,993
Pittsburgh PA GO	5.000%	9/1/09 (1)	2,815	2,897
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08 (2)	4,500	4,550
Tredyffrin-Easttown PA School Dist. GO	5.000%	8/15/10 (Prere.)	5,175	5,381
York County PA Solid Waste & Refuse Auth. Rev.	5.250%	12/1/08 (3)	2,485	2,545
				167,755
Puerto Rico (1.4%)
Puerto Rico Convention Center Dist. Auth.
Hotel Occupancy Tax Rev.	5.000%	7/1/11	2,650	2,760
Puerto Rico GO	5.000%	7/1/09 (ETM)	460	473
Puerto Rico GO	5.000%	7/1/09	3,595	3,680
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,656
Puerto Rico Highway & Transp. Auth. Rev.	5.000%	7/1/07	12,785	12,809
Puerto Rico Highway & Transp. Auth. Rev.	5.000%	7/1/07 (ETM)	2,215	2,220
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/11 (2)	5,550	5,941
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/12 (2)	3,000	3,255
Puerto Rico Muni. Finance Agency	5.000%	8/1/10	5,000	5,167
Puerto Rico Muni. Finance Agency	5.000%	8/1/11	7,000	7,295
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/07	20,000	20,016
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	14,000	14,969
				95,241

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island (0.2%)
Providence RI GO PUT	3.950%	1/15/11 (11)	5,000	5,019
Rhode Island State & Providence Plantations GO	5.000%	8/1/08 (1)	3,795	3,857
Rhode Island State & Providence Plantations GO	5.000%	11/1/08 (3)	3,545	3,614
				12,490
South Carolina (0.5%)
Beaufort County SC School Dist. BAN	4.875%	7/13/07 (ETM)	6,000	6,011
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/08	1,745	1,778
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/09	2,245	2,312
South Carolina GO	5.500%	4/1/08	14,515	14,759
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/07 (ETM)	5,265	5,369
[1] York County SC School Dist. TOB VRDO	3.990%	5/7/07 (4)	6,510	6,510
				36,739
South Dakota (0.2%)
South Dakota State Building Auth. Rev.	5.000%	12/1/09 (2)	5,955	6,146
South Dakota State Building Auth. Rev.	5.000%	12/1/10 (2)	2,680	2,796
South Dakota State Building Auth. Rev.	5.000%	12/1/11 (2)	1,000	1,053
South Dakota State Building Auth. Rev.	5.000%	12/1/12 (2)	3,005	3,193
				13,188
Tennessee (3.3%)
Knox County TN GO	5.000%	4/1/09	3,275	3,355
Memphis TN Electric System Rev.	5.000%	12/1/11 (1)	17,000	17,924
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/07	4,380	4,410
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/07	16,090	16,202
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08	3,925	3,998
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08	1,075	1,095
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/09 (1)	19,075	19,501
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10 (1)	30,890	31,913
[1] Muni. Electric Acquisition Corp. Tennessee
Gas Rev. TOB VRDO	3.980%	5/7/07	9,400	9,400
Shelby County TN GO	5.000%	4/1/08	4,550	4,604
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/10	2,570	2,666
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/11	2,230	2,336
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/12	2,300	2,427
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/13	3,600	3,823
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/14	4,805	5,129
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/15	5,390	5,778
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/16	2,500	2,692
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10	10,000	10,344
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/11	9,500	9,867
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/11	5,000	5,218
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/12	5,000	5,232
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/12	10,000	10,515
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/13	2,500	2,632

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/13	28,000	29,616
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System) PUT	5.000%	10/1/08	10,000	10,147
				220,824
Texas (8.8%)
Austin TX Public Improvement GO	5.250%	9/1/09	7,545	7,639
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	4.750%	5/15/07	11,050	11,052
Colorado River TX Muni. Water Dist. Water Rev.	5.000%	1/1/08 (2)	2,975	3,000
Conroe TX Independent School Dist. PUT	5.000%	8/15/08	14,355	14,719
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.000%	8/15/10	5,000	5,184
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TAN	4.500%	6/14/07	7,500	7,505
Dallas TX GO	5.000%	2/15/17	8,475	9,119
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/16 (2)	30,000	32,543
El Paso TX GO	5.500%	8/15/07 (4)	6,860	6,895
El Paso TX GO	5.500%	8/15/08 (4)	2,465	2,521
El Paso TX Water & Sewer Rev.	5.000%	3/1/14 (4)	2,175	2,328
El Paso TX Water & Sewer Rev.	5.000%	3/1/15 (4)	1,500	1,614
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09	7,500	7,699
Garland TX GO	5.250%	2/15/11 (4)	2,255	2,374
Garland TX GO	5.250%	2/15/12 (4)	2,500	2,661
Garland TX Independent School Dist.	5.000%	2/15/12	4,210	4,437
Grapevine-Colleyville TX Independent School Dist.
School Building PUT	4.000%	8/1/12	28,185	28,330
Harlingen TX Independent School Dist. GO	5.500%	8/15/09 (Prere.)	4,000	4,159
Harris County TX Flood Control Dist. GO	5.000%	10/1/11	5,005	5,260
Harris County TX Flood Control Dist. GO	5.250%	10/1/19	8,360	9,064
Harris County TX GO	0.000%	8/15/07 (3)	3,000	2,968
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.)	5.250%	2/15/08	2,500	2,531
Harris County TX Toll Road Rev.	6.000%	8/1/09 (3)	4,750	4,981
Harris County TX Toll Road Rev. PUT	5.000%	8/15/12 (4)	5,000	5,282
Houston TX GO	5.500%	9/1/10 (4)(Prere.)	10,885	11,491
Houston TX Independent School Dist. GO	0.000%	2/15/12	5,535	4,586
Houston TX Independent School Dist. GO	5.000%	2/15/13	9,000	9,556
Houston TX Util. System Rev.	5.250%	5/15/10 (1)	2,700	2,819
Houston TX Util. System Rev.	5.250%	11/15/11 (4)	4,425	4,702
Houston TX Util. System Rev.	5.000%	11/15/12 (4)	4,270	4,533
Houston TX Util. System Rev.	5.250%	5/15/16 (1)	10,000	10,866
Houston TX Water & Sewer System Rev.	5.500%	12/1/07 (4)(ETM)	12,500	12,628
Klein TX Independent School Dist.
Unlimited Tax Schoolhouse GO	5.000%	8/1/11	2,050	2,151
Lewisville TX Independent School Dist.	0.000%	8/15/09	2,430	2,228
Lewisville TX Independent School Dist.	0.000%	8/15/10	5,000	4,404
Lewisville TX Independent School Dist.	5.000%	8/15/13	8,225	8,777
[1] Lewisville TX Independent School Dist. TOB VRDO	3.990%	5/7/07	7,005	7,005
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/07 (4)	3,000	3,003
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17 (2)	17,195	18,076
Montgomery County TX PUT	5.000%	9/1/10 (4)	9,000	9,326
Montgomery County TX PUT	5.000%	9/1/10 (4)	3,000	3,109
North Texas Tollway Auth.
(Dallas North Tollway) System Rev.	5.000%	7/1/08 (2)(Prere.)	365	371

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Auth.
(Dallas North Tollway) System Rev.	5.000%	7/1/08 (4)(Prere.)	100	102
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. PUT	5.000%	7/1/08 (4)	5,900	5,984
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. PUT	5.000%	7/1/08 (2)	4,635	4,701
Northside TX Independent School Dist. PUT	3.800%	7/31/07	14,000	13,997
Northside TX Independent School Dist. PUT	3.600%	8/1/09	11,445	11,376
Northside TX Independent School Dist. PUT	3.700%	8/1/10	9,500	9,442
Plano TX Independent School Dist.	5.000%	2/15/08	6,300	6,364
Round Rock TX Independent School Dist. GO	0.000%	8/15/09 (1)	6,750	6,189
San Antonio TX Electric & Gas Rev.	5.250%	2/1/08	2,045	2,068
San Antonio TX Electric & Gas Rev.	5.000%	2/1/09	7,400	7,561
San Antonio TX Electric & Gas Rev.	5.250%	2/1/11	4,350	4,580
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15	7,210	7,934
San Antonio TX GO	5.000%	2/1/08	1,815	1,832
San Antonio TX GO	6.000%	8/1/08	2,145	2,205
San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/08 (2)	10,000	10,159
Spring Branch TX Independent School Dist. GO	5.000%	2/1/13	3,000	3,186
Spring Branch TX Independent School Dist. GO	5.000%	2/1/14	3,635	3,888
Spring TX Independent School Dist.
Schoolhouse GO PUT	5.000%	8/15/08 (4)	10,000	10,148
Tarrant County TX (Health Resources) ARS	3.830%	5/25/07 (2)	14,600	14,600
[2] Tarrant County TX Cultural Educ. Fac.
Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/12	3,500	3,658
[2] Tarrant County TX Cultural Educ. Fac.
Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/13	1,385	1,456
Tarrant County TX Health Fac.
Dev. Corp. Health System Rev.
(Texas Health Resources System)	5.250%	2/15/22 (1)	9,500	9,780
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,210	4,407
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,830	5,056
Texas GO Public Finance Auth.	5.250%	10/1/07	15,240	15,336
[1] Texas GO TOB VRDO	3.990%	5/7/07 (1)	6,195	6,195
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/12	5,000	5,260
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/13	1,000	1,058
[1] Texas Muni. Gas Acquisition & Supply Corp. Rev.
TOB VRDO	4.010%	5/7/07	19,810	19,810
Texas Muni. Gas Acquisition & Supply Corp. Rev.
VRDO	3.928%	6/15/07	17,560	17,564
Texas Muni. Power Agency Rev.	4.400%	9/1/11 (3)	10,185	10,207
Texas Public Building Auth. Building Rev.
Capital Appreciation	0.000%	8/1/07 (1)(ETM)	10,000	9,907
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/08	3,000	3,035
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/09	1,415	1,448
Texas Turnpike Auth. Central Texas Turnpike
System Rev.	5.000%	6/1/08	36,300	36,801
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09	2,500	2,571
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09	2,610	2,684
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/10	4,175	4,336
				590,381
Utah (0.4%)
Salt Lake County UT GO	5.500%	12/15/07	5,870	5,935
Salt Lake County UT GO	5.000%	6/15/10	9,100	9,468

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11 (4)	6,000	5,174
Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/12 (4)(Prere.)	4,425	4,715
				25,292
Virginia (1.1%)
Loudoun County VA GO	5.250%	11/1/08	4,410	4,515
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	10,000	2,379
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	2,700	2,087
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	1,125	602
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	1,845	931
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	48,400	10,240
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	10,000	3,631
Virginia Commonwealth Transp. Board
Federal Highway Rev.	5.750%	10/1/07	8,150	8,218
Virginia Commonwealth Transp. Board
Federal Highway Rev.	5.000%	10/1/08	15,160	15,436
Virginia Public School Auth. Rev.	5.250%	8/1/07	5,185	5,205
Virginia Public School Auth. Rev.	5.000%	8/1/08	4,075	4,141
Virginia Public School Auth. Rev.	5.250%	8/1/08	6,950	7,083
Virginia Public School Auth. Rev.	5.000%	8/1/09	2,720	2,797
Virginia Public School Auth. Rev.	5.000%	8/1/09	2,000	2,057
Virginia Public School Auth. Rev.	5.000%	8/1/10	2,500	2,600
Virginia Public School Auth. Rev.	5.000%	8/1/10	2,865	2,980
Virginia Public School Auth. Rev.	5.000%	8/1/11	1,500	1,578
				76,480
Washington (4.4%)
Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev.	5.000%	11/1/14 (2)	8,125	8,741
Douglas County WA Public Util. Dist. No. 1 Rev.
(Wells Hydroelectric Project)	5.000%	9/1/08 (1)	1,250	1,271
Energy Northwest Washington Electric
Refunding Rev. (Columbia Generating Station)	5.000%	7/1/15	7,500	8,077
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/11	45,365	47,586
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/12	2,500	2,644
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/16	10,000	10,817
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.500%	7/1/17 (1)	8,000	8,634
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	6.000%	7/1/17 (1)	7,300	8,049
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/15	6,000	6,462
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/15	8,450	9,101
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	6.000%	7/1/16 (2)	9,000	9,945
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	6.000%	7/1/16 (4)	10,000	11,050

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
King County WA GO (Refunding Baseball Stadium)	5.000%	12/1/10	12,385	12,925
King County WA Sewer Rev.	5.250%	1/1/08(4)	5,000	5,051
[1] Port of Seattle WA Passenger Fac. Charge Rev.
TOB VRDO	3.980%	5/7/07(1)	10,640	10,640
Port of Seattle WA Rev.	5.000%	3/1/11(4)	8,275	8,651
Port of Seattle WA Rev.	5.000%	3/1/12(4)	5,000	5,272
Seattle WA Drain & Wastewater Rev.	4.000%	2/1/10(1)	3,565	3,590
Seattle WA GO	5.000%	7/1/07(ETM)	550	551
Seattle WA GO	5.000%	7/1/07	4,765	4,775
Seattle WA Water System Rev.	5.000%	2/1/15(4)	4,725	5,082
Tacoma WA Electric System Rev.	5.000%	1/1/12(4)	5,000	5,265
Tacoma WA Electric System Rev.	5.000%	1/1/13(4)	10,485	11,126
Tacoma WA Electric System Rev.	5.000%	1/1/14(4)	25,720	27,491
Thurston County Washington School District GO	5.000%	12/1/1(4)5	7,100	7,536
Washington GO	5.500%	9/1/08(4)	4,650	4,759
Washington GO	5.750%	9/1/08	4,000	4,106
Washington GO	6.250%	9/1/08	3,725	3,847
Washington GO	5.000%	7/1/09	5,520	5,669
Washington GO	5.000%	7/1/12(2)	11,530	12,207
[1] Washington GO TOB VRDO	3.990%	5/7/07(3)(4)	8,370	8,370
[1] Washington GO TOB VRDO	3.990%	5/7/07(1)	17,285	17,285
				296,575
West Virginia (0.1%)
West Virginia GO	5.500%	6/1/07(4)	5,000	5,007
West Virginia GO	5.500%	6/1/08(4)	3,000	3,058
				8,065
Wisconsin (0.7%)
Milwaukee WI GO	5.000%	8/1/08	2,525	2,565
Wisconsin GO	5.000%	5/1/09	13,745	14,092
Wisconsin GO	5.000%	5/1/10	5,160	5,350
Wisconsin GO	5.000%	5/1/12(1)	15,775	16,689
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health) ARS	3.780%	5/7/07	6,400	6,400
Wisconsin Health & Educ. Fac. Auth. Rev.
(Milwaukee Institute) PUT	5.000%	1/1/10 LOC	3,185	3,276
				48,372
Multiple States (1.1%)
[1] Tax-Exempt Muni. Infrastructure
Improvement Trust TOB	4.220%	11/2/10 LOC	5,000	5,035
[1] Various States TOB VRDO	4.170%	5/7/07(1)(2)(3)(4)	25,360	25,360
[1] Various States TOB VRDO	4.170%	5/7/07	41,430	41,430
				71,825
Total Municipal Bonds (Cost $6,610,634)				6,586,547

Limited-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
[4] Vanguard Municipal Cash Management Fund
(Cost $4,641)	3.833%	4,640,837	4,641
Total Investments (98.7%) (Cost $6,615,275)			6,591,188
Other Assets and Liabilities (1.3%)
Other Assets—Note B			151,365
Liabilities			(62,508)
			88,857
Net Assets (100%)			6,680,045

At April 30, 2007, net assets consisted of:[5]
			Amount
			($000)
Paid-in Capital			6,783,113
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(78,595)
Unrealized Depreciation
Investment Securities			(24,087)
Futures Contracts			(386)
Net Assets			6,680,045

Investor Shares—Net Assets
Applicable to 178,530,910 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			1,910,322
Net Asset Value Per Share—Investor Shares			$10.70

Admiral Shares—Net Assets
Applicable to 445,758,909 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			4,769,723
Net Asset Value Per Share—Admiral Shares			$10.70

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of these securities was $300,642,000, representing 4.5% of net assets.

2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2007.
3	Securities with a value of $1,557,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (93.5%)
Alabama (0.3%)
Alabama GO	5.250%	6/1/12	5,105	5,405
Alabama GO	5.250%	6/1/13	5,105	5,404
Alabama GO	5.250%	6/1/14	5,155	5,454
Alabama GO	5.250%	6/1/15	3,455	3,649
Courtland AL Dev. Board Pollution Control Rev.
(International Paper Co.)	5.000%	6/1/25	5,000	5,127
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.000%	8/1/12 (3)(Prere.)	15,040	15,965
				41,004
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/11 (1)	5,395	6,338
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	6,000	6,364
North Slope Borough AK GO	0.000%	6/30/10 (1)	8,000	7,081
				19,783
Arizona (1.3%)
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11 (Prere.)	11,030	11,790
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11 (Prere.)	5,500	5,879
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11 (Prere.)	5,000	5,344
Arizona School Fac. Board Rev. COP	5.000%	9/1/11 (1)	10,000	10,513
Arizona Transp. Board Highway Rev.	6.000%	7/1/10	25,000	26,711
Arizona Transp. Board Highway Rev.	5.000%	7/1/17	11,960	12,920
Arizona Transp. Board Highway Rev.	5.250%	7/1/18	4,000	4,275
Arizona Transp. Board Highway Rev.	5.250%	7/1/19	4,110	4,389
Arizona Transp. Board Highway Rev.	5.000%	7/1/22	8,630	9,168
Arizona Transp. Board Highway Rev.	5.000%	7/1/23	8,180	8,654
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	2,000	2,113
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/16	6,500	6,882
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/17	6,000	6,353
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/18	6,000	6,322
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/09 (4)	4,795	4,926
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/10 (4)	2,500	2,562
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/11 (4)	3,000	3,074
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/12 (3)	9,645	10,246
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/13 (3)	5,000	5,312
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/14 (3)	6,820	7,245
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.500%	7/1/14 (3)	4,215	4,555
Phoenix AZ GO	7.500%	7/1/08	5,000	5,213
Phoenix AZ Highway Rev. GO	9.250%	7/1/07	4,000	4,036
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	4,000	4,362
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,780	8,484
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	6,210	6,772

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,350	8,015
Tucson AZ GO	7.375%	7/1/13	4,500	5,383
				201,498
California (10.7%)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23	28,000	29,887
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24	29,930	31,901
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25	17,000	18,107
California GO	5.700%	8/1/07	1,000	1,004
California GO	5.750%	8/1/08 (3)	855	859
California GO	6.300%	9/1/10	4,000	4,323
California GO	5.250%	10/1/13 (1)	6,115	6,663
California GO	5.250%	2/1/14	20,000	21,588
California GO	5.250%	11/1/14	10,000	10,818
California GO	5.000%	3/1/15	11,910	12,759
California GO	5.250%	11/1/15	10,225	11,043
California GO	6.000%	4/1/18	11,980	14,025
California GO	5.000%	12/1/18	8,665	9,173
California GO	5.000%	3/1/22 (2)	10,000	10,611
California GO	5.000%	3/1/23	38,920	40,952
California GO	5.000%	3/1/23	35,495	37,544
California GO	5.000%	6/1/23 (2)	10,000	10,581
California GO	5.125%	11/1/23	7,000	7,431
California GO	5.000%	3/1/24	30,390	32,098
California GO	5.000%	3/1/25	14,125	14,898
California GO	5.000%	8/1/26	9,000	9,452
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.250%	7/1/07 (1)	4,155	4,171
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,385
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,261
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,336
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,381
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/09	4,555	4,651
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/10	6,635	6,774
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/12	7,895	8,061
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/14	8,370	9,005
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/15	10,105	10,930
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/16	8,750	9,442
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/17	7,085	7,613
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/18	6,500	6,958
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/19	11,820	12,603
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/20	10,000	10,637

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/21	15,230	16,146
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/22	15,985	16,925
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/23	11,465	12,123
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/24	10,000	10,560
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/25	7,500	7,915
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/26	7,500	7,904
California State Dept. of Water
Resources Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	37,000	40,274
California State Dept. of Water
Resources Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	77,880	85,213
California State Dept. of Water
Resources Power Supply Rev.	5.500%	5/1/12 (1)	8,000	8,683
California State Dept. of Water
Resources Power Supply Rev.	6.000%	5/1/12 (Prere.)	15,000	16,753
California State Dept. of Water
Resources Power Supply Rev.	6.000%	5/1/13	20,000	22,170
California State Dept. of Water
Resources Power Supply Rev.	5.500%	5/1/14 (2)	10,000	10,911
California State Dept. of Water
Resources Power Supply Rev.	5.500%	5/1/15 (2)	61,875	67,514
California State Econ. Recovery Bonds	5.000%	7/1/15	93,700	101,152
California State Econ. Recovery Bonds	5.000%	7/1/16	7,000	7,363
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	890	910
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	995	1,020
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	4.900%	5/15/08	73,000	73,727
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	8,750	8,958
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/08	30,000	29,549
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.700%	6/1/09	55,000	55,982
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.900%	7/1/14	23,550	23,293
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.500%	11/1/11 (1)	5,660	5,818
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/17 (1)	8,110	8,556
Fresno CA Sewer Rev.	6.250%	9/1/14 (2)	12,000	13,523
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	79,735	92,500
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14	9,000	9,336
Golden State Tobacco Securitization Corp. California	5.000%	6/1/15	6,505	6,759
Golden State Tobacco Securitization Corp. California	5.000%	6/1/16	12,545	13,008
Golden State Tobacco Securitization Corp. California	5.000%	6/1/17	11,255	11,642
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21 (2)	15,000	15,623
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	15,000	14,766
Golden State Tobacco Securitization Corp. California	5.000%	6/1/29 (2)	40,000	41,413
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	20,829
Golden State Tobacco Securitization Corp. California	6.250%	6/1/33	39,580	43,758
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15	20,000	21,167

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA USD GO	5.250%	7/1/13 (4)(Prere.)	10,105	10,990
Los Angeles CA USD GO	5.000%	7/1/23 (3)	46,690	49,713
Los Angeles CA USD GO	5.000%	7/1/24 (1)	19,915	21,176
Los Angeles County CA Transp. Comm.
Sales Tax Rev.	6.500%	7/1/10 (4)	51,070	53,649
Northern California Power Agency
(Hydroelectric Project)	6.250%	7/1/07 (1)	6,685	6,713
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21 (2)	11,775	12,533
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/22 (2)	7,015	7,452
Saddleback Valley CA USD	5.000%	8/1/23 (4)	5,460	5,811
San Bernardino County CA Medical Center COP	7.000%	8/1/08 (1)	9,045	9,411
San Bernardino County CA Medical Center COP	7.000%	8/1/09 (1)	9,705	10,395
San Bernardino County CA Medical Center COP	7.000%	8/1/10 (1)	10,525	11,573
San Diego CA USD GO	5.500%	7/1/24 (4)	6,620	7,718
San Diego CA USD GO	5.500%	7/1/25 (4)	14,680	17,211
San Diego CA USD GO	5.500%	7/1/26 (4)	23,990	28,206
San Diego CA USD GO	5.500%	7/1/27 (4)	17,695	20,883
Univ. of California Rev.	5.000%	5/15/33 (2)	20,000	20,889
				1,686,991
Colorado (1.9%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	18,935	20,293
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	10,000	10,717
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	10,000	10,717
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	20,000	21,434
Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	20,795	22,393
Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	6,185	6,660
[1] Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	25,185	27,120
Colorado Dept. of Transp. Rev.	5.375%	6/15/12 (Prere.)	8,500	9,237
Colorado Dept. of Transp. Rev.	5.500%	6/15/12 (1)	11,780	12,761
Colorado Dept. of Transp. Rev.	5.500%	6/15/13 (1)	14,500	15,893
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,185	5,519
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,500	5,855
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/09 (1)	2,965	3,041
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/10 (1)	1,740	1,783
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/11 (1)	3,415	3,496
Colorado Springs CO Util. System Rev.	5.000%	11/15/09	5,000	5,160
Colorado Springs CO Util. System Rev.	5.375%	11/15/12	12,620	13,486
Colorado Springs CO Util. System Rev.	5.375%	11/15/14	12,745	13,603
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/18	6,490	7,031
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/19	5,865	6,335
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/20	8,255	8,901
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/14	7,065	7,552
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (1)(Prere.)	8,100	6,468
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (1)	8,000	6,758
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (1)(ETM)	6,600	5,592
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17 (1)	24,490	16,006
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	15,100	8,999
Northern Colorado Water Conservation Dist. Rev.	6.350%	12/1/07 (2)	4,155	4,218
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21 (3)	6,605	7,039
				294,067
Connecticut (1.6%)
Connecticut GO	5.400%	11/15/07	685	686
Connecticut GO	5.000%	4/15/08	4,510	4,568

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.250%	6/15/08	7,000	7,124
Connecticut GO	5.000%	4/15/09	6,810	6,986
Connecticut GO	5.375%	12/15/10 (Prere.)	6,165	6,506
Connecticut GO	5.375%	6/15/11 (Prere.)	5,000	5,314
Connecticut GO	5.125%	11/15/11 (Prere.)	25,375	26,852
Connecticut GO	5.500%	11/15/11 (4)	21,215	22,834
Connecticut GO	5.500%	12/15/11 (1)	9,000	9,698
Connecticut GO	5.000%	11/1/13	10,000	10,757
Connecticut GO	5.125%	11/15/13	5,675	6,003
Connecticut GO	5.125%	11/15/13	19,000	20,098
Connecticut GO	5.500%	12/15/13	4,705	5,204
Connecticut GO	5.500%	12/15/14	8,700	9,708
Connecticut GO	5.000%	11/1/15	5,000	5,440
Connecticut GO	5.000%	12/15/15	14,345	15,622
Connecticut GO	5.000%	12/15/17	5,400	5,887
Connecticut GO	5.000%	12/15/18	11,000	11,954
Connecticut GO	5.000%	12/15/20	23,650	25,602
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	7.125%	6/1/10	12,000	12,859
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.375%	10/1/13 (4)	20,000	21,323
Connecticut State Health & Educ. Fac. Auth.
(Connecticut State Univ. System)	5.000%	11/1/12 (4)	6,275	6,697
				247,722
District of Columbia (0.9%)
District of Columbia GO	5.300%	6/1/07 (2)(Prere.)	4,600	4,698
District of Columbia GO	5.375%	6/1/07 (2)(Prere.)	5,255	5,367
District of Columbia GO	5.500%	6/1/07 (4)(ETM)	1,265	1,267
District of Columbia GO	5.500%	6/1/07 (4)	2,195	2,198
District of Columbia GO	5.500%	6/1/07 (2)(Prere.)	5,750	5,873
District of Columbia GO	5.750%	6/1/07 (2)	340	341
District of Columbia GO	5.200%	6/1/08 (2)	4,390	4,458
District of Columbia GO	5.250%	6/1/08 (1)	7,855	7,982
District of Columbia GO	5.250%	6/1/08 (1)(ETM)	2,145	2,182
District of Columbia GO	5.500%	6/1/08 (4)(ETM)	1,275	1,300
District of Columbia GO	5.500%	6/1/08 (4)	3,725	3,795
District of Columbia GO	5.500%	6/1/09 (4)(Prere.)	1,890	1,976
District of Columbia GO	5.500%	6/1/10 (4)	15,000	15,771
District of Columbia GO	5.500%	6/1/10 (2)	10,490	11,029
District of Columbia GO	5.750%	6/1/10 (1)	15,465	16,367
District of Columbia GO	6.000%	6/1/11 (1)	6,550	7,106
District of Columbia GO	5.500%	6/1/12 (4)	4,630	4,824
District of Columbia GO	0.000%	6/1/13 (1)	10,945	8,606
District of Columbia GO	0.000%	6/1/14 (1)	16,650	12,558
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/07 (1)(ETM)	2,985	3,004
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/08 (1)(ETM)	3,160	3,252
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/10 (1)(ETM)	2,555	2,730
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/12 (1)(ETM)	2,995	3,313
District of Columbia Water & Sewer Auth.
Public Util. Rev.	5.500%	10/1/23 (4)	15,115	17,307
				147,304

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida (4.5%)
Broward County FL EDL Facs. Auth. Rev. VRDO	4.050%	5/1/07 LOC	8,530	8,530
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.375%	12/1/09	15,885	16,423
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/09	2,000	2,068
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/10	21,330	22,046
Broward County FL School Board COP	5.250%	7/1/20 (1)	4,155	4,462
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.000%	3/1/14 (1)	35,000	37,462
Florida Board of Educ. Capital Outlay	5.250%	1/1/08 (Prere.)	15,775	16,098
Florida Board of Educ. Capital Outlay	5.000%	6/1/08	5,000	5,071
Florida Board of Educ. Capital Outlay	6.000%	6/1/10 (Prere.)	4,530	4,872
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	3,845	4,154
Florida Board of Educ. Public Educ.	5.250%	6/1/13 (4)	17,825	19,213
Florida Board of Educ. Public Educ.	5.375%	6/1/13	6,820	7,390
Florida Board of Educ. Public Educ.	5.000%	6/1/14	5,040	5,412
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/10 (3)	5,800	5,956
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/11 (3)	10,840	11,131
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/12 (3)	11,410	11,717
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13 (3)	7,150	7,714
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (2)	10,875	11,702
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (3)	7,860	8,571
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14 (1)	6,000	6,447
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (3)	3,700	3,992
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (1)	10,240	11,008
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/15 (3)	5,000	5,288
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17 (3)	6,000	6,470
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20 (2)	12,845	13,802
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21 (2)	13,390	14,356
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/23 (2)	11,235	12,001
Florida Dept. of Environmental
Protection & Preservation Rev.	5.000%	7/1/09 (1)	14,330	14,717
Florida Dept. of Environmental
Protection & Preservation Rev.	5.000%	7/1/09 (4)	18,580	19,082
Florida Dept. of Environmental
Protection & Preservation Rev.	5.750%	7/1/10 (3)	3,615	3,834
Florida Dept. of Environmental
Protection & Preservation Rev.	5.375%	7/1/13 (1)	7,645	8,292
Florida Dept. of Environmental
Protection & Preservation Rev.	5.500%	7/1/13 (4)	11,920	13,052
Florida Dept. of Transp.	5.250%	7/1/15	4,000	4,165
Florida Division Board Financial
Dept. of General Services Systems Rev.
(Dept. of Environmental Protection)	6.000%	7/1/12 (2)	11,500	12,694
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12	40,000	42,232
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12	17,865	19,069
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13 (4)	3,905	4,236
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (3)	2,185	2,244
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (4)	5,000	5,299
Florida Turnpike Auth. Rev.	5.000%	7/1/16 (4)	10,000	10,699
Florida Turnpike Auth. Rev.	5.000%	7/1/19 (2)	4,425	4,772
Florida Turnpike Auth. Rev.	5.000%	7/1/20 (2)	4,645	4,991
Florida Turnpike Auth. Rev.	5.000%	7/1/25 (2)	5,885	6,277

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/20	1,000	1,036
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/20	1,000	1,036
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/21	1,100	1,139
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/21	1,000	1,035
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/22	1,000	1,033
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/22	1,000	1,033
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/23	500	516
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/23	1,500	1,548
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/27	10,000	10,273
Hillsborough County FL School Board COP	5.500%	7/1/14 (1)	4,370	4,821
Hillsborough County FL Util. Rev.	5.500%	8/1/13 (2)	10,000	10,973
Jacksonville FL Electric Auth. Rev.
(St. John’s River Power Park)	5.000%	10/1/19 (1)	5,000	5,323
Jacksonville FL Electric Auth. Rev.
(St. John’s River Power Park)	5.000%	10/1/20 (1)	5,000	5,315
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	4.010%	5/1/07 LOC	800	800
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13 (3)	3,045	3,345
Lakeland FL Electric & Water Rev.	6.050%	10/1/12 (4)	10,000	11,118
Miami-Dade County FL School Board COP	5.250%	8/1/09 (2)	11,320	11,639
Miami-Dade County FL School Board COP	5.250%	8/1/10 (2)	12,140	12,481
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,497
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	3,155	3,351
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,655
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,329
Orange County FL School Board COP	5.000%	8/1/23 (3)	9,000	9,547
Orange County FL School Board COP	5.000%	8/1/24 (3)	4,000	4,240
Orange County FL Tourist Dev. Rev.	5.000%	10/1/27 (2)	12,630	13,367
Orange County FL Tourist Dev. Rev.	5.000%	10/1/28 (2)	13,125	13,872
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14 (2)	4,000	4,316
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13 (ETM)	10,000	10,860
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14 (ETM)	5,000	5,477
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23	5,000	5,340
Seminole County FL Water & Sewer Rev.	5.000%	10/1/24	5,000	5,336
South Florida Water Management Dist.	5.000%	10/1/13 (2)	5,000	5,333
South Florida Water Management Dist.	5.000%	10/1/14 (2)	9,460	10,147
South Florida Water Management Dist.	5.000%	10/1/15 (2)	5,800	6,247
South Florida Water Management Dist.	5.000%	10/1/16 (2)	3,000	3,247
Sunshine State Florida Govt. Financing Comm.
Rev. VRDO	4.100%	5/1/07 (2)	23,015	23,015
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.250%	12/1/20	10,000	10,614
Tampa FL Health System Rev.
(Catholic Healthcare East)	5.250%	11/15/11 (1)	3,000	3,125
Tampa-Hillsborough County FL
Expressway Auth. Rev.	5.000%	7/1/24 (2)	15,350	16,360
				708,750

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia (4.2%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (3)	11,930	12,635
Atlanta GA Airport Fac. Rev.	5.875%	1/1/16 (3)	5,000	5,288
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33 (4)	9,000	9,402
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10 (3)	10,000	10,486
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11 (3)	10,000	10,604
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	10,000	12,052
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/26 (4)	15,460	18,699
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27 (4)	6,635	8,060
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/28 (4)	7,500	9,135
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08	37,375	37,693
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/24	9,000	10,291
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/25	17,590	20,212
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/26	21,310	24,538
Fulton County GA COP	5.750%	11/1/11 (2)	6,000	6,448
Fulton County GA COP	6.000%	11/1/12 (2)	5,985	6,476
Fulton County GA COP	6.000%	11/1/13 (2)	6,325	6,841
Fulton County GA COP	6.000%	11/1/14 (2)	4,675	5,057
Fulton County GA School Dist. GO	6.375%	5/1/10	11,540	11,988
Georgia GO	6.250%	8/1/07	5,500	5,534
Georgia GO	6.750%	8/1/07	6,100	6,145
Georgia GO	7.400%	8/1/07	10,875	10,973
Georgia GO	7.400%	8/1/07 (ETM)	325	328
Georgia GO	7.000%	11/1/07	17,960	18,249
Georgia GO	7.400%	8/1/08 (ETM)	170	178
Georgia GO	7.400%	8/1/08	5,730	5,986
Georgia GO	7.100%	9/1/09	7,900	8,495
Georgia GO	7.450%	1/1/10	4,000	4,376
Georgia GO	6.250%	8/1/10	7,800	8,416
Georgia GO	6.750%	9/1/10	8,000	8,767
Georgia GO	5.700%	7/1/11	4,470	4,827
Georgia GO	5.750%	9/1/11	2,500	2,711
Georgia GO	5.000%	10/1/11	18,810	19,853
Georgia GO	5.000%	11/1/11 (Prere.)	15,570	16,422
Georgia GO	5.000%	11/1/11 (Prere.)	16,500	17,403
Georgia GO	5.250%	12/1/11	18,320	19,563
Georgia GO	5.400%	4/1/13	7,525	8,216
Georgia GO	5.000%	10/1/13	21,050	22,650
Georgia GO	5.500%	7/1/14	15,750	17,531
Georgia GO	5.000%	10/1/14	20,250	21,951
Georgia GO	5.000%	7/1/16	8,000	8,686
Georgia GO	5.000%	10/1/16	24,515	26,876
Georgia GO	5.000%	10/1/18	20,735	22,608
Georgia GO	5.000%	9/1/19	7,580	8,163
Georgia Road & Tollway Auth. Rev.	5.000%	10/1/21	14,250	15,049
Georgia Road & Tollway Auth. Rev.	5.000%	10/1/22	10,355	10,930
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.375%	3/1/14	9,385	10,074
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.375%	3/1/15	8,775	9,407
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.375%	3/1/16	9,000	9,661
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/20	23,970	25,811
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	37,000	39,844

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	12,500	13,420
Monroe County GA Dev. Auth. PCR
(Oglethorpe Power Corp.)	6.650%	1/1/08 (1)	9,220	9,396
				664,404
Hawaii (1.3%)
Hawaii GO	5.625%	9/1/09 (4)(Prere.)	3,510	3,694
Hawaii GO	6.000%	12/1/09 (3)	3,550	3,751
Hawaii GO	5.750%	10/1/10 (1)(Prere.)	115	123
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	2,000	2,140
Hawaii GO	6.000%	11/1/10 (4)	10,000	10,753
Hawaii GO	5.750%	10/1/11 (1)	2,095	2,231
Hawaii GO	5.375%	8/1/12 (3)	14,490	15,427
Hawaii GO	5.375%	8/1/12 (3)	14,200	15,135
Hawaii GO	5.625%	9/1/12 (4)	1,490	1,566
Hawaii GO	5.750%	10/1/12 (1)	2,130	2,266
Hawaii GO	5.375%	8/1/13 (3)	16,595	17,648
Hawaii GO	5.375%	8/1/13 (3)	14,700	15,632
Hawaii GO	5.375%	8/1/14 (3)	17,985	19,126
Hawaii GO	5.375%	8/1/14 (3)	11,650	12,389
Hawaii GO	5.750%	2/1/15 (4)	5,000	5,641
Hawaii GO	5.000%	7/1/17 (2)	45,235	48,866
Hawaii GO	5.000%	10/1/22 (1)	7,000	7,450
Hawaii GO	5.000%	10/1/23 (1)	5,000	5,306
Honolulu HI City & County GO	6.000%	1/1/08	5	5
Honolulu HI City & County GO	8.000%	10/1/09 (ETM)	3,620	3,976
Honolulu HI City & County GO	5.000%	7/1/23 (1)	10,000	10,626
				203,751
Illinois (2.3%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (3)	26,000	21,699
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13 (3)	32,670	26,172
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	13,425	14,447
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	7,150	7,694
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	15,715	16,912
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	5,540	5,962
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/09	3,000	3,173
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,595	3,861
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	4,035	4,334
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	2,000	2,148
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,200	3,437
Chicago IL Water Rev.	0.000%	11/1/14 (2)	7,460	5,534
Chicago IL Water Rev.	0.000%	11/1/15 (2)	7,555	5,364
Illinois GO	5.000%	10/1/10	9,000	9,375
Illinois GO	5.375%	7/1/12 (1)(Prere.)	5,500	5,929
Illinois GO	5.250%	10/1/12	14,000	15,028
Illinois GO	5.500%	8/1/13 (1)	14,005	15,351
Illinois GO	5.375%	7/1/14 (1)	5,000	5,375
Illinois GO	5.250%	10/1/14	40,000	43,240
Illinois GO	5.500%	8/1/17 (1)	7,500	8,081
Illinois GO	5.500%	8/1/18 (1)	6,000	6,478
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/10 (1)	5,000	5,123
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/11 (1)	4,000	4,096
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/12 (1)	4,280	4,383

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/08 (2)	5,895	6,219
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/08 (2)	945	997
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09 (2)	1,030	1,136
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09 (2)	3,225	3,558
Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,250	4,550
Illinois Sales Tax Rev.	6.125%	6/15/14	6,850	7,323
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10 (2)	25,000	26,515
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/16 (1)	8,330	5,636
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/19 (3)	39,340	23,682
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/23 (1)	32,515	15,899
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/24 (1)	15,895	7,419
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16 (1)	15,270	10,640
				356,770
Indiana (0.0%)
Indiana Muni. Power Agency Rev.	5.875%	1/1/10 (1)	4,500	4,745

Kansas (0.1%)
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/16	1,250	1,312
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/17	1,000	1,046
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/18	1,000	1,044
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/19	1,500	1,562
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/20	1,500	1,555
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/21	1,500	1,553
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/24	6,505	6,715
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/26	7,000	7,216
				22,003
Kentucky (0.6%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	3,500	3,728
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	6,135	6,535
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	9,725	10,313
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	11,815	12,529
Kentucky Property & Building Comm. Rev.	5.375%	10/1/11 (1)(Prere.)	5,000	5,338
Kentucky Property & Building Comm. Rev.	5.500%	8/1/12 (4)	10,000	10,847
Kentucky Property & Building Comm. Rev.	5.250%	8/1/13 (4)	27,540	29,142
Kentucky Property & Building Comm. Rev.	5.250%	8/1/15 (4)	15,480	16,380
Louisville & Jefferson County KY Metro.
Sewer Dist. VRDO	3.960%	5/7/07 (4)	905	905
				95,717
Louisiana (1.9%)
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20 (3)	6,200	6,709
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/30 (3)	46,465	49,001
Louisiana GO	5.250%	4/15/08 (4)(Prere.)	11,395	11,677
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	17,865	19,070
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	8,500	9,073
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	18,825	20,095
Louisiana GO	5.000%	5/1/11 (4)	16,830	17,618
Louisiana GO	5.000%	5/1/12 (4)	18,955	20,018
Louisiana GO	5.500%	5/15/12 (3)	12,660	13,408
Louisiana GO	5.500%	5/15/13 (3)	5,345	5,659
Louisiana GO	5.000%	5/1/18 (4)	25,710	27,692

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana GO	5.000%	5/1/21 (4)	9,765	10,451
Louisiana GO	5.000%	5/1/23 (4)	32,565	34,728
Louisiana Public Fac. Auth. Hosp. Rev.
(Franciscan Missionaries)	5.375%	7/1/08 (1)(Prere.)	4,990	5,135
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/21 (2)	20,000	21,260
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/22 (2)	14,160	15,019
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/23 (2)	10,000	10,591
				297,204
Maryland (0.5%)
Maryland Dept. of Transp.	5.000%	3/1/15	7,600	8,238
Maryland Dept. of Transp.	5.000%	3/1/16	5,900	6,435
Maryland GO	5.500%	7/15/09	16,490	17,145
Maryland GO	5.500%	3/1/16	8,035	9,075
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)	5.000%	7/1/15	3,915	4,137
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)	5.000%	7/1/16	2,980	3,139
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.625%	7/1/10 (Prere.)	4,000	4,382
Montgomery County MD GO	5.000%	11/1/10	9,770	10,213
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/13	7,800	8,365
				71,129
Massachusetts (8.3%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13	5,785	6,202
Chelsea MA GO	5.500%	6/15/09 (2)	3,000	3,113
Chelsea MA GO	5.500%	6/15/11 (2)	5,000	5,145
Chelsea MA GO	5.500%	6/15/12 (2)	5,000	5,144
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/21	6,840	7,901
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/22	13,000	14,358
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/23	10,000	11,081
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/24	10,000	11,101
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24 (1)	5,000	5,857
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24	10,525	12,328
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/28	10,000	11,539
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/29	5,000	5,768
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/30	8,500	9,813
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13 (1)	16,670	18,018
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14 (1)	7,340	7,933
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15 (1)	8,310	8,982
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16 (1)	3,500	3,786
Massachusetts GAN	5.125%	6/15/10	10,755	11,082
Massachusetts GAN	5.250%	6/15/10	23,675	24,440
Massachusetts GAN	5.125%	12/15/10	5,000	5,152
Massachusetts GAN	5.250%	12/15/10	26,275	27,133
Massachusetts GAN	5.125%	6/15/11	8,555	8,815
Massachusetts GAN	5.250%	6/15/11	15,000	15,490
Massachusetts GAN	5.250%	12/15/11	14,820	15,304
Massachusetts GAN	5.750%	12/15/11	20,000	21,357

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GAN	5.750%	6/15/12	11,280	12,020
Massachusetts GAN	5.125%	12/15/12	5,000	5,152
Massachusetts GAN	5.125%	6/15/13	5,000	5,152
Massachusetts GAN	5.750%	6/15/13	10,000	10,651
Massachusetts GO	6.000%	2/1/10 (Prere.)	5,450	5,818
Massachusetts GO	5.750%	6/1/10 (Prere.)	10,000	10,595
Massachusetts GO	5.500%	11/1/16	25,000	28,178
Massachusetts GO	5.500%	11/1/16 (2)	50,000	56,399
Massachusetts GO	5.500%	11/1/16 (1)	75,000	84,598
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,952
Massachusetts GO	5.500%	11/1/17 (1)	20,000	22,721
Massachusetts GO	5.500%	10/1/18	10,000	11,393
Massachusetts GO	5.250%	8/1/21	10,000	11,266
Massachusetts GO	5.250%	8/1/21 (2)	19,985	22,561
Massachusetts GO	5.250%	8/1/22	20,000	22,612
Massachusetts GO	5.250%	8/1/23	20,000	22,733
Massachusetts GO	5.500%	8/1/30 (2)	25,020	29,651
Massachusetts GO VRDO	4.100%	5/1/07	46,090	46,090
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/09 (1)	4,215	4,322
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/10 (1)	4,440	4,554
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/11 (1)	4,670	4,785
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/12 (1)	1,850	1,896
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/12	10,000	11,058
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.625%	7/1/20	1,810	1,859
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.750%	7/1/28	2,640	2,733
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/12 (1)	22,865	24,417
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/13 (1)	20,000	21,432
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/21 (4)	41,095	43,823
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/23 (4)	6,800	7,231
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	8,685	9,431
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/19 (3)	5,000	5,573
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/26 (3)	32,360	38,042
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/28 (3)	11,075	13,119
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08 (Prere.)	2,565	2,635
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08 (Prere.)	2,360	2,425
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/09	435	447
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	970	1,028
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,165	1,234
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,510	1,600
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,165	1,235
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10	3,835	4,057
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	830	853
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11 (ETM)	6,475	6,869
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/11	3,180	3,364
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12	295	303

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/12	4,945	5,229
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/13	3,835	4,055
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14	140	144
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20	7,500	8,457
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20	27,360	30,940
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21	6,955	7,859
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/21	13,955	15,411
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	11,805	13,382
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	6,500	7,353
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/25	5,000	5,560
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/25	5,355	6,126
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/10 (ETM)	30,220	32,765
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	37,515	44,680
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21 (2)	11,135	12,104
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/22 (2)	27,710	30,016
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/23 (2)	29,865	32,295
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/24 (2)	19,920	21,503
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/25 (2)	6,380	6,881
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/26 (2)	6,710	7,231
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/30 (4)	35,965	41,475
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31 (2)	13,025	13,837
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/31 (4)	5,130	5,927
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/32 (4)	7,295	8,455
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19 (2)	25,625	27,514
				1,301,908
Michigan (2.2%)
Detroit MI Sewer System Rev.	5.000%	7/1/13 (4)(Prere.)	15,665	16,751
Detroit MI Sewer System Rev.	5.125%	7/1/15 (1)(Prere.)	12,375	13,517
Detroit MI Sewer System Rev.	0.000%	7/1/16 (3)	7,500	5,167
Detroit MI Sewer System Rev.	5.000%	7/1/28 (4)	6,155	6,416
Detroit MI Sewer System Rev.	5.125%	7/1/33 (1)	18,790	19,918
Detroit MI Water Supply System	5.000%	7/1/19 (1)	5,000	5,359
Detroit MI Water Supply System	5.000%	7/1/20 (1)	7,665	8,199
Detroit MI Water Supply System	5.000%	7/1/20 (4)	8,535	9,130
Detroit MI Water Supply System	5.000%	7/1/22 (1)	4,000	4,260
Detroit MI Water Supply System	5.000%	7/1/23 (1)	4,000	4,254
Detroit MI Water Supply System	5.000%	7/1/24 (4)	27,425	29,122
Detroit MI Water Supply System	5.000%	7/1/25 (4)	9,955	10,563
Michigan Building Auth. Rev.	5.375%	10/15/07 (Prere.)	5,880	5,981
Michigan Building Auth. Rev.	6.000%	10/15/07 (ETM)	9,000	9,092
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	6,010	6,453
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	8,440	9,063
Michigan Building Auth. Rev.	5.500%	10/15/12	6,695	7,158
Michigan Building Auth. Rev.	5.250%	10/15/13 (4)	12,000	13,024
Michigan Building Auth. Rev.	5.250%	10/15/13	2,500	2,585
Michigan Building Auth. Rev.	5.500%	10/15/13	6,000	6,415
Michigan Building Auth. Rev.	5.250%	10/15/14 (4)	15,000	16,248
Michigan Building Auth. Rev.	5.500%	10/15/14	10,000	10,692
Michigan Building Auth. Rev.	5.250%	10/15/15 (4)	22,445	24,309
Michigan Building Auth. Rev.	5.500%	10/15/15	5,000	5,346
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	9,000	9,747
Michigan GO	5.500%	11/1/09 (Prere.)	5,395	5,629
Michigan GO	5.500%	11/1/09 (Prere.)	5,120	5,342
Michigan GO	5.500%	12/1/13	6,125	6,745
Michigan Hosp. Finance Auth. Rev.
(Ascension Health)	5.000%	5/1/12	9,595	10,054

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.500%	10/1/07 (ETM)	3,910	3,938
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.300%	10/1/11 (ETM)	10,840	11,181
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.375%	10/1/13 (ETM)	4,000	4,129
Michigan Hosp. Finance Auth. Rev.
(Sparrow Obligated Group)	5.000%	11/15/26 (1)	13,115	13,761
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.750%	10/1/10 (Prere.)	10,390	11,163
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	7,680	8,282
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	10,740	11,582
				350,575
Minnesota (2.7%)
Minnesota GO	5.000%	8/1/08	12,965	13,178
Minnesota GO	5.000%	11/1/09	21,000	21,682
Minnesota GO	5.000%	10/1/10	28,175	29,405
Minnesota GO	5.000%	11/1/10	27,915	29,162
Minnesota GO	5.000%	10/1/11	26,795	28,270
Minnesota GO	5.000%	11/1/11	24,545	25,920
Minnesota GO	5.000%	6/1/12	18,000	19,118
Minnesota GO	5.000%	10/1/12	28,800	30,695
Minnesota GO	5.000%	11/1/12	21,920	23,383
Minnesota GO	5.000%	11/1/12	19,775	21,095
Minnesota GO	5.000%	8/1/13	5,780	6,206
Minnesota GO	5.000%	10/1/13	35,445	38,118
Minnesota GO	5.000%	11/1/13	28,270	30,428
Minnesota GO	5.000%	11/1/13	19,500	20,988
Minnesota GO	5.000%	11/1/14	19,775	21,423
Minnesota GO	5.000%	11/1/15	19,775	21,530
Minnesota GO	5.000%	11/1/16	19,735	21,598
Minnesota GO	5.000%	10/1/17	8,225	8,951
Northern Minnesota Muni.
Power Agency Electric System Rev.	5.250%	1/1/12 (4)	6,000	6,267
Western Minnesota Muni. Power Agency	5.375%	1/1/08 (2)	5,645	5,706
				423,123
Mississippi (0.5%)
Mississippi GO	6.000%	11/1/09 (Prere.)	9,225	9,735
Mississippi GO	6.000%	11/1/09 (Prere.)	9,725	10,262
Mississippi GO	5.750%	11/1/10 (Prere.)	4,825	5,147
Mississippi GO	5.750%	11/1/10 (Prere.)	5,205	5,553
Mississippi GO	5.750%	11/1/10 (Prere.)	4,665	4,976
Mississippi GO	5.750%	11/1/10 (Prere.)	5,540	5,910
Mississippi GO	5.750%	11/1/10 (Prere.)	7,860	8,385
Mississippi GO	5.750%	12/1/11	6,000	6,501
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,427
Mississippi GO	5.500%	12/1/16	8,435	9,500
Mississippi GO	5.500%	12/1/17	4,000	4,532
Mississippi GO	5.250%	11/1/22	8,245	9,315
				85,243

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri (1.5%)
Missouri Board Public Building Special Obligation Rev.	5.250%	10/15/09	10,640	11,034
Missouri Environmental Improvement & Energy
Resource Auth. Water PCR	5.500%	7/1/12	4,190	4,536
Missouri Environmental Improvement & Energy
Resource Auth. Water PCR	5.500%	7/1/13	5,250	5,749
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/12 (4)	3,365	3,602
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/13 (4)	3,580	3,828
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/14 (4)	3,780	4,036
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,430	3,662
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	2,000	2,135
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,000	3,203
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/12 (Prere.)	11,410	12,184
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/22	18,735	20,067
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/23	22,355	23,926
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/24	88,030	94,081
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/26	13,000	13,873
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (1)(Prere.)	11,560	12,412
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (1)(Prere.)	10,260	11,016
				229,344
Montana (0.1%)
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/09 (1)	3,330	3,409
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/10 (1)	2,445	2,505
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/11 (1)	4,980	5,098
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/12 (1)	2,725	2,790
				13,802
Nebraska (0.5%)
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	6,130	6,254
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	1,825	1,862
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	3,980	4,061
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	41,000	41,831
Nebraska Public Power Dist. Rev.	5.250%	1/1/10 (1)	5,360	5,466
Nebraska Public Power Dist. Rev.	5.250%	1/1/11 (1)	2,045	2,086
Nebraska Public Power Dist. Rev.	5.250%	1/1/12 (1)	1,020	1,040
Nebraska Public Power Dist. Rev.	5.250%	1/1/13 (1)	10,565	10,775
				73,375
Nevada (1.3%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/10 (1)	8,470	8,694
Clark County NV Airport Improvement Rev.	5.250%	7/1/12 (1)	4,225	4,331
Clark County NV GO	8.000%	6/1/08 (2)	5,285	5,520
Clark County NV GO	8.000%	6/1/08 (2)	4,590	4,794
Clark County NV GO	7.500%	6/1/09 (2)	1,115	1,198
Clark County NV GO	7.500%	6/1/09 (2)	5,710	6,133
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/10 (1)	6,435	6,617
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/11 (1)	9,445	9,712

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/12 (1)	8,295	8,528
Clark County NV School Dist. GO	5.500%	6/15/07 (3)(Prere.)	16,325	16,522
Clark County NV School Dist. GO	5.625%	6/15/07 (3)(Prere.)	10,000	10,122
Clark County NV School Dist. GO	5.375%	6/15/12 (1)(Prere.)	29,765	32,072
Clark County NV School Dist. GO	5.375%	6/15/12 (1)(Prere.)	28,385	30,585
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	5,000	5,341
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09 (2)(Prere.)	4,500	4,758
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09 (2)(Prere.)	5,000	5,287
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11 (2)	10,000	10,562
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/20 (3)	5,660	6,043
Nevada GO	6.000%	5/15/10	6,680	7,110
Nevada GO	5.250%	5/15/11	6,000	6,093
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12 (4)	5,335	5,693
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/13 (4)	4,790	5,111
				200,826
New Jersey (7.7%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24 (1)	6,000	6,989
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/26 (1)	3,500	4,110
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/30 (1)	10,000	11,842
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	140,220	171,022
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	6.850%	12/1/09	4,000	4,268
New Jersey Econ. Dev. Auth.
Market Transition Fac. Rev.	5.000%	7/1/08 (1)	17,000	17,260
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18	25,000	25,795
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19	14,000	14,617
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	12,000	12,627
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23 (1)	81,630	95,349
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24 (2)	60,000	70,346
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	18,130	21,352
New Jersey GO	5.500%	8/1/11	3,500	3,748
New Jersey GO	5.250%	7/1/14 (4)	25,000	27,321
New Jersey GO	5.250%	7/1/15 (4)	50,000	55,085
New Jersey GO	5.250%	7/15/15 (2)	9,000	9,918
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09 (1)(Prere.)	965	999
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09 (1)(Prere.)	170	176
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09 (1)(Prere.)	155	160
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/10 (1)	7,880	8,132
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/11 (1)	8,230	8,509
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/12 (1)	1,845	1,904
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/14 (1)	1,885	1,945
New Jersey Transp. Corp. COP	5.500%	9/15/10 (2)	12,500	13,199
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)	15,000	15,678
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	28,470	30,286
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	25,000	26,595
New Jersey Transp. Corp. COP	5.250%	9/15/15 (2)	10,000	10,961
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	5,000	5,569
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (1)(ETM)	7,510	8,316

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (1)	12,490	13,791
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	10,280	11,272
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	30,000	32,947
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	20,000	21,965
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	19,720	21,622
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (1)(ETM)	7,510	8,665
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (1)	12,490	14,342
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14 (3)(Prere.)	16,400	17,882
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (3)	83,500	96,078
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (3)	25,000	29,936
New Jersey Turnpike Auth. Rev.	6.500%	1/1/09 (2)(ETM)	23,200	24,264
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	12,775	13,404
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	3,440	3,609
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(ETM)	7,475	7,867
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)	27,745	29,191
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	9,000	10,585
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26 (4)	10,000	11,475
New Jersey Turnpike Auth. Rev.	5.250%	1/1/27 (4)	12,035	13,873
New Jersey Turnpike Auth. Rev.	5.250%	1/1/28 (4)	12,000	13,837
New Jersey Turnpike Auth. Rev.	5.250%	1/1/29 (4)	5,000	5,773
Rutgers State Univ. New Jersey	6.400%	5/1/13	4,675	5,083
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/18	16,475	16,988
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/19	30,595	31,473
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12	6,385	6,391
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/13	14,945	15,483
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15	11,425	11,871
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/16	14,585	15,123
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/17	15,925	16,473
				1,205,341
New Mexico (0.9%)
Farmington NM PCR
(Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10 (3)	30,000	29,769
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13 (2)	12,895	13,784
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/20 (1)	30,525	32,967
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (1)	28,000	30,186
New Mexico Highway Comm. Tax Rev.	5.750%	6/15/10 (Prere.)	16,310	17,287
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	12,780	13,639
				137,632
New York (6.7%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23 (4)	7,000	7,814
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24 (4)	3,750	4,186
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25 (4)	3,000	3,349
Long Island NY Power Auth. Electric System Rev.	5.125%	4/1/08 (1)(Prere.)	10,940	11,194
Long Island NY Power Auth. Electric System Rev.	5.125%	4/1/08 (1)(Prere.)	14,255	14,586
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09 (2)	6,000	6,268
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/12	40,505	43,181
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18 (1)	27,900	30,197
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/20 (1)	10,000	10,748
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (3)	10,000	10,723
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (1)	33,115	35,511
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12 (1)(Prere.)	8,100	8,572
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.500%	10/1/10 (1)(Prere.)	4,500	4,768
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/11 (ETM)	21,200	18,173
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/09 (2)(ETM)	7,745	8,043

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15 (2)	45,130	49,121
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/09 (4)(ETM)	20,000	20,678
Muni. Assistance Corp. for New York City NY	5.000%	7/1/08	10,000	10,158
Muni. Assistance Corp. for New York City NY	6.000%	7/1/08	10,000	10,236
New York City NY GO	5.700%	8/1/07	5,195	5,218
New York City NY GO	5.250%	8/1/10	27,000	28,226
New York City NY GO	5.250%	8/1/11	30,000	31,700
New York City NY GO	5.250%	8/1/13	18,015	19,383
New York City NY GO	5.750%	8/1/13 (2)	8,500	9,318
New York City NY GO	5.750%	8/1/15 (2)	38,000	41,598
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/19	7,500	8,063
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/28 (1)	10,000	10,602
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/31	5,000	5,266
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/24 (1)	12,500	13,274
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/25 (1)	12,000	12,735
New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/08 (Prere.)	3,550	3,635
New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/08 (Prere.)	6,375	6,528
New York City NY Transitional Finance Auth. Rev.	5.500%	5/15/08 (Prere.)	2,000	2,058
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09 (Prere.)	7,570	7,863
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09 (Prere.)	7,245	7,526
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09 (Prere.)	4,000	4,155
New York City NY Transitional Finance Auth. Rev.	5.125%	5/15/09 (3)(Prere.)	5,195	5,397
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/09 (Prere.)	5,000	5,208
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/09 (Prere.)	12,585	13,110
New York City NY Transitional Finance Auth. Rev.	5.750%	8/15/09 (3)(Prere.)	14,740	15,563
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/10 (Prere.)	3,500	3,703
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10 (Prere.)	4,365	4,647
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10 (Prere.)	5,960	6,344
New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/10 (Prere.)	6,000	6,432
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13	14,000	14,915
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/14	5,000	5,321
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18 (2)	5,000	5,362
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/09 (Prere.)	1,170	1,218
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/09 (Prere.)	2,235	2,326
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/09 (Prere.)	70	73
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/15/09 (Prere.)	315	327
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/15/09 (Prere.)	9,685	10,038
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.500%	2/15/10 (Prere.)	5,945	6,289
New York City NY Transitional Finance Auth. Rev.
VRDO	4.000%	5/1/07	1,500	1,500
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/11 (1)(Prere.)	4,090	4,383
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (1)	11,500	12,434
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (1)	14,645	15,805
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/11	4,160	4,433
New York State Dormitory Auth. Rev.
(Jewish Medical Center)	5.250%	7/1/10 (1)	4,000	4,110

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	8/15/08 (1)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	2/15/11 (1)	7,365	7,563
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/23 (3)	6,415	6,810
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/24 (3)	6,740	7,150
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/13	2,135	2,292
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/14	3,250	3,513
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/23	5,000	5,304
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/25 (2)	8,740	10,291
New York State Dormitory Auth. Rev. (Second Hosp.)	5.000%	2/15/08 (4)(Prere.)	4,500	4,614
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/08 (2)(Prere.)	6,000	6,156
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/08 (4)(Prere.)	6,285	6,450
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (2)	4,040	4,143
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/10 (2)	3,920	4,085
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/11 (2)	3,610	3,760
New York State Power Auth. Rev.	5.250%	11/15/17	20,710	22,156
New York State Power Auth. Rev.	5.250%	11/15/18	35,425	38,061
New York State Thruway Auth. Rev.	5.000%	1/1/23 (2)	20,000	21,214
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	6.250%	4/1/10 (4)(ETM)	6,725	7,209
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/11 (3)	4,000	4,095
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/12 (3)	6,220	6,368
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/12 (1)	20,000	21,610
New York State Thruway Auth. Rev.
(Personal Income Tax)	5.500%	3/15/12 (1)(Prere.)	3,000	3,248
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/22 (1)	23,030	26,677
Port Auth. of New York & New Jersey Rev.	5.000%	12/1/29	29,405	31,234
Suffolk County NY Water Auth. Rev.	6.800%	6/1/12 (ETM)	10,660	11,623
Triborough Bridge & Tunnel Auth. New York Rev.	6.600%	1/1/10 (ETM)	55,325	58,529
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/12 (ETM)	18,920	19,744
Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/12 (ETM)	12,000	12,827
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	20,000	21,396
				1,051,719
North Carolina (2.9%)
Cumberland County NC Hosp. Fac. Rev.
(Cape Fear Hosp.)	5.250%	10/1/09 (Prere.)	10,000	10,444
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/11	25,000	26,266
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/12	14,875	15,796
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	25,000	26,779
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	15,000	16,287
North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/15	4,000	4,240
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/16	3,000	3,184
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/17	4,700	4,983

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina GO	5.000%	6/1/09	11,500	11,816
North Carolina GO	5.000%	6/1/10	13,820	14,372
North Carolina GO	5.250%	6/1/11	10,375	11,016
North Carolina GO	5.000%	4/1/14	37,045	39,984
North Carolina GO	5.000%	5/1/14	30,280	32,398
North Carolina GO	5.000%	9/1/16	10,000	10,958
North Carolina GO	5.000%	3/1/20	20,000	21,283
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/18 (4)	9,675	10,465
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/19 (4)	10,000	10,791
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/21 (4)	10,000	10,742
North Carolina Muni. Power Agency Rev.	5.250%	1/1/09 (1)	8,500	8,715
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16 (4)	10,000	10,743
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17 (4)	15,290	16,346
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18 (1)	69,720	74,572
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19 (1)	38,600	41,286
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20 (1)	10,000	10,696
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	2,380	2,562
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,970	2,121
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13	1,500	1,614
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14	1,240	1,334
				451,793
Ohio (2.4%)
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,714
Cincinnati OH City School Dist. GO	5.250%	12/1/20 (3)	7,000	7,910
Cincinnati OH City School Dist. GO	5.250%	12/1/21 (3)	5,710	6,472
Cincinnati OH City School Dist. GO	5.250%	12/1/22 (3)	10,000	11,376
Cincinnati OH City School Dist. GO	5.250%	12/1/23 (3)	5,000	5,706
Cincinnati OH City School Dist. GO	5.250%	12/1/24 (3)	10,000	11,444
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	14,710	15,969
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	5,000	5,428
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	8,150	8,847
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	9,185	9,971
Cleveland OH GO	5.500%	8/1/08 (1)	6,295	6,432
Cleveland OH Public Power System Rev.	5.000%	11/15/21 (3)	7,455	7,986
Cleveland OH Public Power System Rev.	5.000%	11/15/22 (3)	14,065	15,033
Cleveland OH Public Power System Rev.	5.000%	11/15/23 (3)	7,705	8,223
Cleveland OH Public Power System Rev.	5.000%	11/15/24 (3)	7,350	7,832
Cleveland OH Water Works Rev.	5.250%	1/1/08 (4)(Prere.)	3,255	3,321
Cleveland OH Water Works Rev.	5.250%	1/1/08 (4)(Prere.)	1,160	1,183
Cleveland OH Water Works Rev.	5.250%	1/1/09 (4)	1,340	1,367
Cleveland OH Water Works Rev.	5.250%	1/1/10 (4)	3,745	3,819
Cleveland OH Water Works Rev.	5.375%	1/1/13 (4)	3,455	3,698
Columbus OH City School Dist. School Fac.
Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,545
Columbus OH GO	5.500%	7/1/10	10,380	10,949
Hamilton County OH Sales Tax Rev.	5.000%	12/1/18 (2)	7,950	8,611
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/12	6,800	7,316
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	9/1/13 (1)	3,000	3,075
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/13	6,810	7,313

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/14	6,000	6,430
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/15	4,000	4,278
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	5/1/30	20,000	20,704
Ohio Building Auth. Rev.
(Administration Building Fund)	5.500%	10/1/11 (4)(Prere.)	6,605	7,099
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12 (4)	5,000	5,356
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13 (4)	3,000	3,214
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17	5,565	6,177
Ohio GO	5.625%	5/1/10 (Prere.)	5,065	5,343
Ohio GO	7.625%	8/1/10	3,510	3,921
Ohio GO	5.375%	2/1/11 (Prere.)	5,000	5,298
Ohio GO	5.375%	2/1/11 (Prere.)	7,255	7,687
Ohio GO	5.375%	2/1/11 (Prere.)	7,645	8,100
Ohio GO	5.375%	2/1/11 (Prere.)	5,500	5,828
Ohio GO	5.375%	2/1/11 (Prere.)	3,485	3,693
Ohio GO	5.250%	8/1/13 (4)	12,435	13,487
Ohio GO	5.500%	8/1/13	2,945	3,231
Ohio GO	5.500%	11/1/14	11,185	12,434
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/14	3,710	3,981
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	3.950%	5/7/07	2,360	2,360
Ohio Higher Educ. GO	5.000%	8/1/12	6,525	6,923
Ohio Higher Educ. GO	5.000%	11/1/23	8,905	9,524
Ohio Higher Educ. GO	5.000%	2/1/25	5,000	5,296
Ohio Infrastructure Improvement GO	5.000%	9/1/24	8,720	9,247
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	6/1/21	5,540	6,409
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/21	5,555	6,449
Univ. of Akron OH General Receipts Rev. VRDO	3.940%	5/7/07 (3)	5,240	5,240
Univ. of Cincinnati OH General Receipts	5.500%	6/1/13 (3)	2,700	2,905
Univ. of Cincinnati OH General Receipts	5.500%	6/1/14 (3)	1,000	1,075
				373,229
Oklahoma (0.6%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	7,600	8,316
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25 (2)	15,070	15,992
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/26 (2)	12,000	12,726
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/27 (2)	20,110	21,312
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/28 (2)	17,920	18,978
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/29 (2)	13,930	14,743
Oklahoma Turnpike Auth.	5.500%	1/1/09 (3)	6,000	6,177
				98,244
Oregon (0.6%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	2/15/09	7,715	7,944
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	2/15/10	9,955	10,404
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/12	2,955	3,186
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/13	5,580	6,003

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/14	5,825	6,256
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/15	4,395	4,713
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	3,000	3,142
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	2,500	2,618
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	8,715	9,127
Oregon State Dept. Administrative Services	5.750%	4/1/10 (4)	7,560	7,916
Portland OR Sewer System Rev.	6.000%	6/1/07 (3)	5,600	5,611
Portland OR Sewer System Rev.	5.000%	6/1/12 (1)	27,230	28,870
				95,790
Pennsylvania (4.6%)
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/24 (1)	14,050	14,922
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25 (1)	10,000	10,614
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/17	3,790	3,945
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/18	3,985	4,133
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/19	4,175	4,320
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/26	13,070	13,390
Delaware County PA IDA Resource Recovery Rev.
(American Fuel)	6.000%	1/1/09	5,355	5,506
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	3,000	3,475
Pennsylvania GO	6.000%	7/1/08	8,220	8,435
Pennsylvania GO	5.000%	9/15/08	7,150	7,276
Pennsylvania GO	5.000%	3/1/11	14,735	15,424
Pennsylvania GO	5.250%	2/1/12 (3)	5,000	5,337
Pennsylvania GO	5.000%	3/1/12	24,335	25,712
Pennsylvania GO	5.500%	5/1/12 (4)(Prere.)	10,000	10,815
Pennsylvania GO	5.250%	7/1/12	25,200	27,009
Pennsylvania GO	5.000%	10/1/12 (3)	9,430	10,032
Pennsylvania GO	5.000%	7/1/14 (1)	5,850	6,249
Pennsylvania GO	5.000%	9/1/14 (4)	25,000	26,982
Pennsylvania GO	5.250%	7/1/15	49,130	54,054
Pennsylvania GO	5.375%	7/1/18 (4)	13,000	14,684
Pennsylvania GO	5.000%	1/1/22	37,805	40,378
Pennsylvania GO	5.000%	1/1/23	39,695	42,367
Pennsylvania GO	5.000%	10/1/23	10,900	11,686
Pennsylvania GO	5.000%	1/1/25	23,760	25,306
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/11 (4)	8,195	8,529
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/12 (4)	2,750	2,857
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/13 (4)	4,000	4,150
Pennsylvania Intergovernmental Cooperation
Auth. Rev.	5.250%	6/15/11 (3)	10,000	10,308
Pennsylvania Intergovernmental Cooperation
Auth. Rev.	5.250%	6/15/12 (3)	6,660	6,865
Pennsylvania Intergovernmental Cooperation
Auth. Rev.	5.250%	6/15/13 (3)	5,000	5,154
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	7,130	7,617

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	10,600	11,324
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	17,370	18,527
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	11,130	11,872
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25 (4)	31,415	33,482
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25 (4)	11,685	12,454
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/26 (4)	12,270	13,068
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/08 (2)(Prere.)	1,495	1,546
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/08 (2)(Prere.)	1,665	1,722
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	2,875	2,970
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	410	423
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	460	475
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	4,095	4,230
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/17 (2)	5,155	5,601
Philadelphia PA Airport Parking Auth.	5.250%	9/1/10 (2)	4,875	4,943
Philadelphia PA Gas Works Rev.	5.500%	7/1/07 (4)	8,025	8,048
Philadelphia PA Gas Works Rev.	5.500%	7/1/09 (4)	10,820	11,024
Philadelphia PA Gas Works Rev.	5.250%	7/1/10 (4)	10,180	10,343
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	5,000	5,080
Philadelphia PA GO	5.125%	5/15/09 (3)	2,000	2,056
Philadelphia PA GO	5.250%	3/15/10 (4)	1,755	1,820
Philadelphia PA GO	5.125%	5/15/10 (3)	11,695	12,128
Philadelphia PA GO	5.250%	3/15/11 (4)	3,610	3,743
Philadelphia PA GO	5.125%	5/15/11 (3)	12,290	12,739
Philadelphia PA GO	5.250%	3/15/12 (4)	3,000	3,110
Philadelphia PA GO	5.125%	5/15/12 (3)	4,975	5,156
Philadelphia PA GO	5.125%	5/15/13 (3)	5,000	5,182
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/11 (3)	4,695	4,798
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13 (4)	11,105	11,917
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	5,965	6,420
Philadelphia PA School Dist. GO	6.250%	9/1/08 (2)	4,000	4,129
Philadelphia PA School Dist. GO	5.250%	4/1/09 (1)(Prere.)	3,920	4,034
Philadelphia PA School Dist. GO	6.250%	9/1/09 (2)	2,080	2,196
Philadelphia PA School Dist. GO	5.500%	8/1/12 (3)	10,815	11,698
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	18,745	19,956
Philadelphia PA School Dist. GO	5.000%	8/1/21 (2)	10,000	10,624
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/07 (1)	5,000	5,031
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.850%	12/1/11 (Prere.)	4,860	5,323
				726,723
Puerto Rico (2.5%)
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (4)	5,000	5,378
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (1)	35,430	38,107
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20 (1)	18,245	19,557
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21 (1)	24,790	26,561
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	17,800	20,137
Puerto Rico GO	5.500%	7/1/11 (4)	8,500	9,099
Puerto Rico GO	5.500%	7/1/13 (1)	5,000	5,489
Puerto Rico GO	5.500%	7/1/14 (1)	5,000	5,545
Puerto Rico GO	5.250%	7/1/20	14,955	15,867
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11 (1)	2,835	3,115

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13 (1)	7,220	8,218
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15 (1)	5,590	6,544
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16 (3)	8,885	9,630
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22 (3)	7,580	8,575
Puerto Rico Muni. Finance Agency	5.875%	8/1/09 (4)(Prere.)	4,000	4,233
Puerto Rico Muni. Finance Agency	5.750%	8/1/12 (4)	2,470	2,605
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/11 (3)	48,810	41,771
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/12 (3)	34,465	28,324
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/17 (2)	6,390	7,264
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18 (2)	6,430	7,341
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29	25,000	26,593
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)	17,110	21,251
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(11)	19,980	24,816
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	43,740	46,766
				392,786
Rhode Island (0.3%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (1)(ETM)	8,385	8,682
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (1)(ETM)	18,465	19,782
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/09 (4)	3,335	3,443
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/10 (4)	3,000	3,140
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/11 (4)	5,000	5,300
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/12 (4)	5,000	5,359
Rhode Island Health & Educ. Building Corp. Rev.
(Hosp. Financing–Lifespan Obligation)	5.000%	5/15/26 (4)	5,000	5,275
				50,981
South Carolina (1.1%)
Berkeley County SC Water & Sewer System Rev.	5.000%	6/1/07 (1)	4,140	4,144
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26	10,000	10,698
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/27	33,070	35,402
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	5,330	5,706
Medical Univ. South Carolina Hosp. Auth.
Hosp. Fac. Rev.	6.250%	8/15/12 (Prere.)	13,000	14,579
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22 (3)	9,950	5,293
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23 (3)	8,780	4,453
South Carolina GO	5.000%	7/1/08	2,750	2,793
South Carolina GO	5.000%	11/1/15	7,190	7,834
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10 (ETM)	10,500	11,239
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	7,000	7,900
South Carolina Jobs Econ. Dev. Auth. Rev.
(Bon Secours Health System)	5.625%	11/15/30	8,530	9,026
South Carolina Public Service Auth. Rev.	5.375%	1/1/13 (4)	7,300	7,810
South Carolina Public Service Auth. Rev.	5.500%	1/1/13 (4)	5,000	5,448
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	6,245	6,596
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	8,495	8,972
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	9,020	9,526
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/11 (1)	6,925	7,309
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/28 (2)	10,005	10,474
				175,202

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee (2.3%)
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.400%	4/1/09 (Prere.)	3,465	3,603
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.500%	4/1/09 (Prere.)	2,660	2,771
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.500%	4/1/09 (Prere.)	4,495	4,683
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.625%	4/1/09 (Prere.)	2,000	2,088
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.750%	4/1/09 (Prere.)	13,000	13,603
Memphis TN Electric System Rev.	5.000%	12/1/09 (1)	60,140	62,079
Memphis TN Electric System Rev.	5.000%	12/1/10 (1)	33,000	34,438
Memphis TN GO	5.000%	11/1/20 (1)	16,000	17,120
Memphis TN GO	5.000%	11/1/21 (1)	5,830	6,225
Memphis TN GO	5.000%	11/1/22 (1)	5,000	5,335
Shelby County TN GO	0.000%	12/1/11	10,000	8,377
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/21	5,000	5,302
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/22	5,000	5,290
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/23	7,500	7,929
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/24	8,000	8,445
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/25	5,000	5,270
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/26	7,000	7,381
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	17,500	18,734
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17	33,305	36,436
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18	41,070	45,042
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	25,000	26,830
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/21	25,000	26,828
				353,809
Texas (7.4%)
Austin TX Combined Util. System Rev.	0.000%	11/15/10 (2)	5,000	4,362
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (2)	16,050	13,456
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (1)	18,100	15,174
Austin TX Combined Util. System Rev.	5.125%	5/15/14 (4)	28,900	29,110
Austin TX Combined Util. System Rev.	0.000%	5/15/18 (3)	25,215	15,928
Austin TX Combined Util. System Rev.	0.000%	5/15/19 (3)	28,160	17,011
Austin TX Independent School Dist. GO	5.000%	8/1/13	10,000	10,679
Carrollton TX Independent School Dist. GO	6.000%	2/15/09 (Prere.)	3,105	3,229
Carrollton TX Independent School Dist. GO	6.000%	2/15/09 (Prere.)	2,760	2,870
Dallas TX GO	5.000%	2/15/19	11,675	12,473
Harris County TX Sports Auth. Rev.	0.000%	11/15/23 (1)	7,000	3,391
Harris County TX Toll Road Rev.	5.375%	8/15/12 (4)	10,000	10,768
Houston TX Community College System Rev.	5.000%	4/15/21 (10)	9,200	9,794
Houston TX GO	7.000%	3/1/08	15,860	16,201
Houston TX GO	5.250%	3/1/09 (Prere.)	4,815	4,949
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	11,450	12,176
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	3,925	4,174
Houston TX GO	5.250%	3/1/11	1,185	1,213
Houston TX GO	5.500%	3/1/11 (4)	1,050	1,108
Houston TX GO	5.750%	3/1/12 (4)	1,105	1,174

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX GO	5.750%	3/1/13 (4)	375	398
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.500%	9/1/10 (2)	9,155	9,664
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/12 (2)	9,995	10,640
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/12 (2)	4,460	4,748
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/13 (2)	10,545	11,226
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/13 (2)	13,840	14,934
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/14 (2)	6,190	6,590
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/15 (2)	10,750	11,444
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/16 (2)	5,540	5,982
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/17 (2)	13,760	8,984
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/17 (2)	5,855	6,293
Houston TX Independent School Dist. GO	0.000%	8/15/15	5,355	3,829
Houston TX Util. System Rev.	5.125%	5/15/28 (1)	15,950	16,874
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,353
Houston TX Water & Sewer System Rev.	5.750%	12/1/12 (2)(Prere.)	8,000	8,791
Houston TX Water & Sewer System Rev.	5.500%	12/1/14 (4)	22,500	24,145
Houston TX Water & Sewer System Rev.	5.500%	12/1/15 (4)	7,250	7,780
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/09 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	190	202
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	285	302
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	180	191
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	80	85
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	175	186
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	125	133
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	250	265
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11 (4)	14,195	14,887
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12 (4)(ETM)	2,520	2,656
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12 (1)	3,725	3,949
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13 (1)	2,810	2,980
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14 (1)	4,190	4,444
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14 (4)	5,000	5,254
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15 (4)	23,995	25,215
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16 (1)	1,875	1,989
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17 (1)	2,825	2,983
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/19 (1)	2,820	2,983
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20 (1)	1,920	2,031
North Texas Health Fac. Dev.	5.750%	2/15/10 (1)	4,115	4,253
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	2,985	3,092
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	2,110	2,186
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	6,140	6,303
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	5,910	6,122
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	20,440	21,531
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	12,100	12,746
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	9,200	9,691
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	10,205	10,750

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11	12,225	12,979
San Antonio TX Electric & Gas Rev.	5.000%	2/1/12 (4)	5,000	5,267
San Antonio TX Electric & Gas Rev.	5.250%	2/1/12	5,515	5,707
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	6,490	6,930
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	8,140	8,692
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,678
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	5,445	5,814
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	5,000	5,371
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	3,890	4,026
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	10,000	10,806
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15	7,250	7,978
San Antonio TX Electric & Gas Rev.	5.375%	2/1/16	16,825	17,958
San Antonio TX Electric & Gas Rev.	5.375%	2/1/17	7,580	8,070
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	10,000	10,656
San Antonio TX Electric & Gas Rev.	5.000%	2/1/22	20,450	21,744
San Antonio TX Electric & Gas Rev.	5.000%	2/1/23	22,000	23,359
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	17,600	18,558
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	19,500	20,675
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	10,000	10,595
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	39,660	41,792
San Antonio TX Independent School Dist. GO	5.000%	8/15/16	8,460	9,118
Tarrant County TX Health Resources	5.750%	2/15/13 (1)	7,670	7,929
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/16	10,360	11,182
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/17	10,000	10,765
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/18	10,000	10,745
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,535	5,890
Texas GO Public Finance Auth.	5.500%	10/1/09	7,000	7,290
Texas GO Public Finance Auth.	5.500%	10/1/12	13,455	14,424
Texas GO Public Finance Auth.	5.500%	10/1/13	19,175	20,556
Texas GO Public Finance Auth.	5.375%	10/1/14	21,310	23,006
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)(ETM)	705	622
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)	11,135	9,798
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)(ETM)	360	293
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)	4,815	3,912
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)	11,375	8,861
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)(ETM)	125	98
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)(ETM)	125	94
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)	5,540	4,134
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)(ETM)	110	79
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	13,140	9,386
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)	22,795	15,567
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)(ETM)	110	76
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	31,295	20,433
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)(ETM)	415	273
Texas State Transp. Comm. First Tier	5.000%	4/1/19	10,000	10,742
Texas State Transp. Comm. First Tier	5.000%	4/1/20	8,850	9,481
Texas State Transp. Comm. First Tier	5.000%	4/1/21	10,555	11,283
Texas State Transp. Comm. First Tier	5.000%	4/1/22	10,000	10,666
Texas State Transp. Comm. First Tier	5.000%	4/1/23	12,500	13,314
Texas State Transp. Comm. First Tier	5.000%	4/1/24	10,000	10,636
Texas State Transp. Comm. First Tier	5.000%	4/1/25	10,000	10,628
Texas State Transp. Comm. First Tier	5.000%	4/1/26	8,000	8,496
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23 (2)	10,040	10,663
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/24 (2)	11,940	12,662
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25 (2)	6,555	6,947
Texas Transp. Comm. Mobility Fund	5.000%	4/1/23	10,000	10,702

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	5.000%	6/1/08	53,195	53,929
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14	8,500	8,797
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19	3,600	3,731
Univ. of Houston TX Rev.	5.250%	2/15/09 (4)	3,080	3,162
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11 (Prere.)	8,290	8,805
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/14	7,590	8,274
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/20	9,785	10,530
				1,168,968
Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/09 (1)(ETM)	5,180	5,346
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/09 (1)	36,060	37,033
Utah GO	5.000%	7/1/08 (Prere.)	10,700	10,868
Utah GO	5.000%	7/1/12	5,000	5,310
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/10 (4)	7,000	6,281
				64,838
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	5,865	6,369

Virginia (1.6%)
Fairfax County VA Public Improvement GO	5.000%	10/1/08	12,455	12,694
Fairfax County VA Public Improvement GO	5.000%	10/1/10	35,195	36,766
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev.
(Medicorp Health System)	5.250%	6/15/26	2,425	2,554
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev.
(Medicorp Health System)	5.250%	6/15/31	22,515	23,629
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	1,950	2,007
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	580	597
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	610	628
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	1,010	1,040
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/10	7,740	7,962
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/11	3,990	4,104
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/12	2,390	2,459
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/13	1,170	1,204
Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College)	5.000%	2/1/17	10,935	11,938
Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College)	5.000%	2/1/18	10,595	11,522
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ.	5.750%	9/1/10 (Prere.)	4,310	4,589
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ.	5.750%	9/1/11	4,085	4,346
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/18	8,010	8,682
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/19	8,430	9,110
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/20	8,855	9,553
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/21	9,320	10,032
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/22	9,105	9,779
Virginia Commonwealth Transp. Board Transp. Rev.
(U.S. Route 58 Corridor)	5.000%	5/15/17	12,985	14,199

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Commonwealth Transp. Board Transp. Rev.
(U.S. Route 58 Corridor)	5.000%	5/15/23	19,245	20,617
Virginia Commonwealth Transp. Board Transp. Rev.
(U.S. Route 58 Corridor)	5.000%	5/15/24	20,205	21,614
Virginia Public School Auth. Rev.	5.000%	8/1/08	7,675	7,798
Virginia Public School Auth. Rev.	5.250%	8/1/08	5,585	5,692
				245,115
Washington (0.6%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/15 (1)	10,000	7,212
King County WA School Dist. GO	5.500%	12/1/07 (3)(Prere.)	5,635	5,693
Port of Seattle WA Rev.	5.000%	3/1/20 (1)	9,035	9,593
Port of Seattle WA Rev.	5.000%	3/1/21 (1)	5,000	5,299
Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11	5,825	6,366
Washington GO	5.500%	7/1/10 (Prere.)	6,755	7,115
Washington GO	6.250%	2/1/11	5,510	5,789
Washington GO	5.700%	10/1/15 (4)	10,000	10,983
Washington GO	5.000%	7/1/21 (4)	7,050	7,553
Washington GO	5.000%	7/1/21 (4)	10,495	11,244
Washington GO	5.000%	1/1/28 (4)	19,295	20,336
				97,183
West Virginia (0.2%)
West Virginia Building Comm. Rev.	5.250%	7/1/08 (1)	2,150	2,187
West Virginia GO	5.250%	6/1/09 (4)(Prere.)	10,000	10,407
West Virginia GO	5.750%	6/1/09 (Prere.)	5,000	5,253
West Virginia School Building Auth. Rev.	5.300%	7/1/07 (2)(Prere.)	8,000	8,179
				26,026
Wisconsin (1.4%)
Wisconsin GO	5.000%	5/1/10	14,420	14,952
Wisconsin GO	5.000%	5/1/11	15,180	15,902
Wisconsin GO	5.250%	5/1/11 (1)(Prere.)	5,000	5,273
Wisconsin GO	5.750%	5/1/11 (Prere.)	18,000	19,361
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,000	21,512
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,315	21,851
Wisconsin GO	5.250%	5/1/12	15,975	17,066
Wisconsin GO	5.250%	5/1/13	16,810	18,126
Wisconsin GO	5.500%	5/1/13 (1)	7,000	7,653
Wisconsin GO	5.000%	5/1/15 (1)	14,975	16,176
Wisconsin GO	5.500%	5/1/15 (1)	15,000	16,716
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health)	5.000%	11/15/31	27,900	28,972
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health)	5.000%	11/15/36	17,410	18,052
				221,612
Total Municipal Bonds (Cost $14,414,689)				14,684,398

Intermediate-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (5.2%)
[2] Vanguard Municipal Cash Management Fund
(Cost $813,424)	3.833%	813,423,578	813,424
Total Investments (98.7%) (Cost $15,228,113)			15,497,822
Other Assets and Liabilities (1.3%)
Other Assets—Note B			260,272
Liabilities			(49,531)
			210,741
Net Assets (100%)			15,708,563

At April 30, 2007, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	15,502,175
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(63,371)
Unrealized Appreciation
Investment Securities	269,709
Futures Contracts	50
Net Assets	15,708,563

Investor Shares—Net Assets
Applicable to 380,364,499 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,058,919
Net Asset Value Per Share—Investor Shares	$13.30

Admiral Shares—Net Assets
Applicable to 800,712,865 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,649,644
Net Asset Value Per Share—Admiral Shares	$13.30

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $23,260,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (98.9%)
Alabama (3.0%)
Alabama Special Care Fac. Financing Auth.
Mobile Rev. (Ascension Health)	5.000%	11/15/39	42,610	44,066
Houston County AL Health Care Auth. Rev.	5.250%	10/1/30 (2)	9,000	9,713
Mobile AL Water & Sewer Comm.	5.000%	1/1/31 (1)	17,500	18,521
Mobile AL Water & Sewer Comm.	5.000%	1/1/36 (1)	24,610	25,972
				98,272
Alaska (0.3%)
Anchorage AK Electric Rev.	8.000%	12/1/09 (1)	2,565	2,829
Anchorage AK Electric Rev.	8.000%	12/1/10 (1)	2,960	3,372
North Slope Borough AK GO	0.000%	6/30/10 (1)	4,000	3,541
				9,742
Arizona (2.1%)
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	4,340	4,670
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	4,905	5,279
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	5,345	5,752
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	5,520	5,940
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	2,285	2,459
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	4,460	4,800
Arizona State Univ. COP	5.375%	7/1/13 (1)	2,905	3,123
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.250%	7/1/32	8,170	8,611
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16 (1)(ETM)	8,650	10,502
Mesa AZ Util. System Rev.	5.250%	7/1/14 (3)	10,000	10,909
Tucson AZ Water System Rev.	5.500%	7/1/17 (3)	4,850	5,300
				67,345
Arkansas (0.2%)
North Little Rock AR Electric Rev.	6.500%	7/1/10 (1)	2,885	3,009
North Little Rock AR Electric Rev.	6.500%	7/1/15 (1)	4,500	5,112
				8,121
California (10.4%)
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.250%	12/1/15 (3)	14,740	15,979
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.250%	12/1/16 (3)	10,000	10,841
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.250%	12/1/17 (3)	10,050	10,895
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.250%	12/1/18 (3)	7,890	8,520
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.250%	12/1/19 (3)	5,310	5,734
California GO	5.000%	2/1/18 (2)	3,565	3,804
California GO	5.000%	2/1/19 (2)	1,500	1,600
California GO	5.000%	8/1/24 (4)	37,225	39,495
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.750%	7/1/15 (1)	8,205	8,396
California State Econ. Recovery Bonds	5.250%	7/1/14 (3)	23,680	25,956
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	26,020	27,731
Golden State Tobacco Securitization Corp. California	5.000%	6/1/35 (3)	30,000	31,483
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38 (2)	18,000	18,887
Los Angeles CA USD GO	5.250%	7/1/13 (4)(Prere.)	9,000	9,789
Los Angeles CA USD GO	5.250%	7/1/13 (4)(Prere.)	9,000	9,789

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
MSR California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	9,000	9,832
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	11,430	13,515
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	20,225	24,622
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	11,450	13,123
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13 (1)	8,895	9,919
San Diego CA USD GO	5.500%	7/1/22 (1)	9,160	10,575
San Diego CA USD GO	5.500%	7/1/24 (4)	14,015	16,397
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	1,650	1,737
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (3)	5,000	5,577
Ukiah CA Electric Rev.	6.250%	6/1/18 (1)	6,330	7,263
				341,459
Colorado (4.7%)
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.000%	9/1/41	30,000	31,062
Colorado Springs CO Util. System Rev.	5.375%	11/15/16 (2)	12,790	13,808
Colorado Springs CO Util. System Rev.	5.375%	11/15/17 (2)	13,490	14,529
Colorado Springs CO Util. System Rev.	5.375%	11/15/18 (2)	10,000	10,780
Colorado Springs CO Util. System Rev.	5.000%	11/15/43	17,725	18,374
Denver CO City & County
(Wellington E. Webb Municipal Office Building)
COP VRDO	3.930%	5/7/07 (2)	8,900	8,900
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/08 (1)	14,355	13,655
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (1)	5,795	4,143
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	8,000	4,768
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/18 (4)	5,960	5,376
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/21 (2)	15,000	13,654
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/25 (4)	16,000	14,687
				153,736
Connecticut (0.3%)
Connecticut GO	5.125%	11/15/16	10,000	10,565

Florida (6.9%)
Alachua County FL Health Fac. Auth. Rev.
(Shands Healthcare Project)	4.441%	12/1/37	10,000	10,006
Brevard County FL School Board COP	5.000%	7/1/29 (2)	5,000	5,277
Davie FL Water & Sewer Rev.	6.375%	10/1/12 (2)	2,620	2,871
Florida Board of Educ. Public Educ.	5.000%	6/1/32 (1)	17,455	18,236
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/18 (1)	7,855	8,270
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/19 (1)	6,390	6,713
Hillsborough County FL School Board COP	5.250%	7/1/16 (1)	13,300	14,662
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/09 (4)(Prere.)	1,850	1,907
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/39 (4)	3,150	3,220
Miami-Dade County FL Expressway Auth.
Toll System Rev.	5.000%	7/1/39 (2)	39,015	41,240
Miami-Dade County FL School Board COP	6.000%	10/1/09 (4)(Prere.)	5,765	6,074
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	7,570	8,028
Miami-Dade County FL School Board COP	5.000%	11/1/26 (2)	5,270	5,581

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	10,000	10,549
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	5,000	5,275
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare) VRDO	4.100%	5/1/07 (4)	3,000	3,000
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13 (3)	9,695	12,071
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15 (3)	4,000	4,930
Sarasota County FL Public Hosp. Rev.
(Sarasota Memorial Hosp.)	5.750%	10/1/17 (1)	14,500	14,823
[1] South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South FL Obligated Group)	5.000%	8/15/32	8,000	8,253
Tampa FL Util. Rev.	6.750%	10/1/10 (2)	9,330	10,226
Tampa FL Util. Rev.	6.750%	10/1/11 (2)	9,965	11,174
Tampa FL Util. Rev.	6.750%	10/1/12 (2)	10,635	12,186
				224,572
Georgia (4.2%)
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15 (3)	8,500	9,304
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16 (3)	7,000	7,703
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17 (3)	8,000	8,856
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/33 (1)	32,425	33,703
Augusta GA Water & Sewer Rev.	5.000%	10/1/32 (4)	24,000	25,016
Dalton County GA Dev. Auth.
(Hamilton Health Care System)	5.500%	8/15/26 (1)	12,000	13,961
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/14 (4)	15,805	17,133
Henry County GA School Dist. GO	6.450%	8/1/11 (1)	4,000	4,248
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/19	9,500	10,195
Private Colleges & Univ. Auth. of Georgia Rev.
(Mercer Univ.)	6.500%	11/1/15 (1)(ETM)	5,000	5,818
				135,937
Hawaii (2.6%)
Hawaii Dept. of Budget & Finance
(Hawaii Electric Co. Inc.)	4.950%	4/1/12 (1)	15,000	15,691
Hawaii GO	5.875%	9/1/09 (4)(Prere.)	5,110	5,407
Honolulu HI City & County GO	8.000%	10/1/10 (ETM)	2,305	2,620
Honolulu HI City & County GO	5.250%	7/1/13 (3)	3,000	3,246
Honolulu HI City & County GO	5.250%	7/1/14 (3)	3,000	3,275
Honolulu HI City & County GO	5.000%	7/1/15 (3)	3,075	3,325
Honolulu HI City & County GO	5.250%	7/1/18 (3)	3,000	3,276
Honolulu HI City & County GO	5.250%	7/1/19 (3)	2,000	2,184
Honolulu HI City & County GO	5.000%	7/1/21 (3)	8,270	8,811
Honolulu HI City & County GO	5.000%	7/1/21 (3)	7,720	8,225
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	4,615	5,000
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	2,330	2,525
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	21,000	22,754
				86,339
Idaho (0.2%)
Boise State Univ. Idaho	5.000%	4/1/32 (1)	3,000	3,203
Boise State Univ. Idaho	5.000%	4/1/37 (1)	3,500	3,728
				6,931
Illinois (5.5%)
Chicago IL Board of Educ. GO	5.500%	12/1/10 (3)(Prere.)	7,000	7,417
Chicago IL GO	5.500%	1/1/11 (1)(Prere.)	18,110	19,376
Chicago IL GO	5.500%	1/1/11 (1)(Prere.)	245	262
Chicago IL GO	0.000%	1/1/20 (1)	5,000	4,575
Chicago IL GO	0.000%	1/1/22 (1)	5,000	4,563
Chicago IL GO	0.000%	1/1/24 (1)	9,490	8,641

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL GO	0.000%	1/1/25 (1)	5,000	4,562
Chicago IL GO	0.000%	1/1/28 (1)	10,805	9,827
Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,943
Chicago IL GO	5.500%	1/1/38 (1)	6,490	6,882
Chicago IL GO VRDO	3.950%	5/7/07 (4)	7,700	7,700
Chicago IL Neighborhoods Alive GO	5.750%	7/1/10 (3)(Prere.)	6,250	6,683
Chicago IL Neighborhoods Alive GO	5.500%	1/1/11 (3)(Prere.)	4,950	5,253
[2] Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	21,500	27,432
Chicago IL Water Rev.	5.750%	11/1/30 (2)	12,000	14,659
Cook County IL GO	7.250%	11/1/07 (1)(ETM)	2,140	2,177
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)	5.125%	7/1/38 (1)	11,995	12,256
Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20 (2)	24,000	29,588
				179,796
Indiana (0.4%)
Indiana Muni. Power Agency Rev.	6.125%	1/1/13 (1)(ETM)	13,250	14,160

Kansas (0.3%)
Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/31 (1)	7,500	7,745
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/16 (1)	3,000	3,063
				10,808
Kentucky (1.9%)
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.750%	1/1/26 (2)	3,000	3,064
Louisville & Jefferson County KY Metro. Sewer Dist.	6.000%	5/15/31 (3)	51,960	55,137
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33 (3)	2,335	2,464
				60,665
Louisiana (2.5%)
Louisiana GO	5.000%	10/15/11 (2)	20,015	21,041
Louisiana GO	5.000%	7/15/24 (11)	5,000	5,310
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23 (3)	8,065	8,522
Louisiana Univ. & Agriculture &
Mechanical College Board	5.000%	7/1/31 (3)	12,000	12,733
New Orleans LA GO	0.000%	9/1/10 (2)	8,500	7,467
New Orleans LA GO	0.000%	9/1/11 (2)	10,475	8,833
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	6,972
Ouachita Parish LA Hosp. Service Dist.
(Glenwood Medical Center)	5.700%	5/15/16 (4)	4,900	5,143
Ouachita Parish LA Hosp. Service Dist.
(Glenwood Medical Center)	5.750%	5/15/21 (4)	2,950	3,090
				79,111
Maryland (2.4%)
Baltimore County MD Rev. Catholic Health Initiatives	4.500%	9/1/33	7,000	6,946
Maryland Econ. Dev. Corp. Student Housing Rev.
(Univ. of Maryland College Park)	5.000%	6/1/28 (11)	2,000	2,126
Maryland Econ. Dev. Corp. Student Housing Rev.
(Univ. of Maryland College Park)	5.000%	6/1/33 (11)	4,250	4,501
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (4)	32,055	37,325
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	7.000%	7/1/22 (3)	12,025	15,599
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Western Maryland Health)	5.000%	7/1/34 (1)	13,000	13,733
				80,230

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts (5.8%)
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/35	11,310	11,629
Massachusetts College Building Auth. Rev.	0.000%	5/1/17 (1)(ETM)	7,460	4,989
Massachusetts GO	7.000%	7/1/09 (3)(ETM)	22,250	23,039
Massachusetts GO	5.500%	11/1/12 (Prere.)	14,155	15,369
Massachusetts GO	5.500%	11/1/12 (Prere.)	19,275	20,928
Massachusetts GO	5.250%	8/1/22	6,775	7,660
Massachusetts GO	5.500%	12/1/22 (4)	25,580	29,770
Massachusetts GO	5.500%	12/1/22 (2)	11,665	13,576
Massachusetts Health & Educ. Fac. Auth. Rev.
(Massachusetts General Hosp.)	6.250%	7/1/12 (2)	16,925	17,927
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/14 (1)	11,135	11,932
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	10,000	11,151
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/19	10,000	11,242
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/24	8,540	9,734
				188,946
Michigan (4.5%)
Detroit MI Sewer System Rev.	5.450%	7/1/07 (3)(ETM)	6,850	6,868
Detroit MI Sewer System Rev.	5.750%	1/1/10 (3)(Prere.)	5,000	5,305
Detroit MI Sewer System Rev.	5.000%	7/1/13 (4)(Prere.)	7,180	7,678
Detroit MI Sewer System Rev.	5.000%	7/1/32 (4)	2,820	2,940
Detroit MI Water Supply System	5.500%	7/1/11 (3)(Prere.)	22,000	23,714
Detroit MI Water Supply System VRDO	3.900%	5/7/07 (3)	14,000	14,000
Michigan Strategic Fund (Detroit Edison)	7.000%	7/15/08 (1)	18,375	19,077
Michigan Trunk Line Rev.	5.000%	11/1/26 (1)	35,765	36,598
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/22 (3)	25,000	32,714
				148,894
Minnesota (1.6%)
Minneapolis MN Health Care System
(Fairview Health Services)	5.000%	11/15/30 (2)	9,000	9,486
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)	5.750%	5/1/26 (4)	37,665	39,946
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)	5.875%	5/1/30 (4)	2,500	2,660
				52,092
Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation
Muni. Energy Agency Rev.	5.000%	3/1/36 (10)	10,000	10,487

Missouri (1.2%)
Bi-State Dev. Agency of the Missouri-Illinois
Metro. Dist. (St. Clair County Metrolink Extension)	5.000%	10/1/32 (4)	32,310	33,824
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(Lester Cox Medical Center)	5.250%	6/1/15 (1)	5,000	5,329
				39,153
Nebraska (0.6%)
Central Plains Energy Project
Nebraska Gas Project No. 1	5.250%	12/1/20	5,000	5,506
Nebraska Public Power Dist. Rev.	0.000%	1/1/08 (1)	15,000	14,634
				20,140

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada (0.6%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,020
Henderson NV Health Care Fac. Rev.
(Catholic Healthcare West)	5.250%	7/1/31	11,710	12,303
				18,323
New Jersey (9.8%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/12 (3)	4,335	5,018
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	8,900	10,855
Hoboken-Union City-Weehawken NJ
Sewerage Auth. Rev.	6.250%	8/1/14 (1)	10,185	11,753
Hoboken-Union City-Weehawken NJ
Sewerage Auth. Rev.	6.250%	8/1/15 (1)	10,820	12,689
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20 (2)	25,000	28,229
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36	15,000	15,859
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09 (1)(Prere.)	1,955	2,023
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/15 (1)	3,795	3,916
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.250%	7/1/14 (4)	10,685	11,014
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)(ETM)	2,995	3,256
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)	15,800	17,122
New Jersey Transit Corp. Capital GAN	5.500%	2/1/10 (2)	47,340	47,407
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (1)	34,000	39,236
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	13,500	15,278
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	6,000	6,810
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13 (1)(ETM)	30,000	34,242
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)	790	910
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	270	312
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	3,940	4,560
New Jersey Turnpike Auth. Rev.	5.000%	1/1/21 (4)	15,650	16,689
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	23,500	16,958
New Jersey Turnpike Auth. Rev.	5.000%	1/1/35 (2)	14,950	15,328
New Jersey Turnpike Auth. Rev. VRDO	3.900%	5/7/07 (4)	2,500	2,500
				321,964
New Mexico (0.1%)
Albuquerque NM Hosp. System Rev.
(Presbyterian Health)	6.375%	8/1/07 (1)	5	5
Farmington NM Util. System Rev.	5.750%	5/15/13 (3)(ETM)	1,500	1,524
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,202
				4,731
New York (4.6%)
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/13 (4)	11,000	8,722
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	18,000	21,345
New York City NY GO VRDO	4.000%	5/1/07 (4)	4,400	4,400
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/36 (2)	9,000	9,552
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35 (1)	14,780	15,461
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	4.000%	5/1/07 (3)	1,600	1,600
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	4.070%	5/1/07 (3)	22,700	22,700
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.700%	11/1/08 (1)	5,435	5,511

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.800%	11/1/09 (1)	10,485	10,745
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.900%	11/1/10 (1)	3,490	3,582
Suffolk County NY Water Auth. Rev.	5.750%	6/1/13 (2)(ETM)	7,345	7,975
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21 (2)	12,000	12,863
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22 (2)	5,000	5,351
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/22 (Prere.)	12,325	14,036
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/22 (Prere.)	7,000	8,144
				151,987
North Carolina (1.4%)
North Carolina Medical Care Comm. Health Systems
Rev. (Mission Health Combined Group)	4.250%	10/1/29	11,735	11,211
North Carolina Medical Care Comm. Hosp. Rev.
(Mission St. Joseph’s Health System)	5.125%	10/1/08 (1)(Prere.)	13,645	14,050
North Carolina Medical Care Comm. Hosp. Rev.
(Mission St. Joseph’s Health System)	5.125%	10/1/28 (1)	7,355	7,538
North Carolina Medical Care Comm. Hosp. Rev.
(Wake County Hosp.)	5.250%	10/1/17 (1)	13,750	14,094
				46,893
Ohio (1.3%)
Cleveland OH State Univ. Rev. VRDO	3.940%	5/7/07 (3)	5,000	5,000
Franklin County OH Hosp. Rev.
(OhioHealth Corp.) VRDO	3.950%	5/7/07 (2)	6,055	6,055
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group) VRDO	3.930%	5/7/07 (3)	1,290	1,290
Kent State Univ. Ohio VRDO	3.930%	5/7/07 (1)	3,100	3,100
Ohio Common Schools PUT	2.450%	9/14/07	10,400	10,332
Ohio GO	7.625%	8/1/09	4,345	4,705
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	3.900%	5/7/07 (1)	3,305	3,305
Univ. of Cincinnati OH General Receipts VRDO	3.940%	5/7/07 (2)	10,000	10,000
				43,787
Oklahoma (0.3%)
Tulsa County OK Ind. Auth. Rev.
(St. Francis Health System)	5.000%	12/15/36	10,000	10,331

Oregon (0.5%)
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,190	6,652
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,565	7,055
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	3,175	3,412
				17,119
Pennsylvania (3.9%)
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	9,970	11,547
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/19 (3)(ETM)	10,000	11,873
Pennsylvania Higher Educ. Fac. Auth. Health Services
Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/16 (1)	10,000	10,215
Pennsylvania Higher Educ. Fac. Auth. Health Services
Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/16 (1)	10,000	10,216
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15 (2)	20,805	22,657
Pennsylvania Public School Building Auth. Lease Rev.
(School Dist. of Philadelphia)	5.000%	6/1/31 (4)	20,000	21,203
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	15,000	16,415

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	16,500	18,511
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	4,260	4,792
				127,429
Puerto Rico (1.6%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (1)	5,000	5,642
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	2,930	3,315
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12 (2)LOC	40,000	42,498
				51,455
Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev.
(Hosp. Financing–Lifespan Obligation)	5.000%	5/15/32 (4)	3,000	3,149

South Carolina (0.1%)
South Carolina Public Service Auth. Rev.	5.000%	1/1/20 (1)	4,500	4,827

South Dakota (0.3%)
South Dakota Health & Educ. Fac. Auth. Rev.
(McKennan Hosp.)	7.625%	1/1/08 (1)(Prere.)	9,820	10,040

Tennessee (1.7%)
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	5/15/09 (3)(Prere.)	24,360	25,336
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	12,115	13,004
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. Board Rev.
(Meharry Medical College)	6.000%	12/1/12 (2)	3,405	3,788
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	10,000	10,732
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)	5.500%	8/1/12 (1)	815	818
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)	5.500%	8/1/12 (1)	1,685	1,792
				55,470
Texas (8.9%)
Harris County TX GO	0.000%	10/1/15 (1)	17,545	12,490
Harris County TX Hosp. Dist. Rev.	6.000%	2/15/13 (1)	12,910	13,718
Harris County TX Toll Road Rev.	5.000%	8/1/33	6,225	6,292
Harris County TX Toll Road Rev.	5.250%	8/15/35 (4)	10,500	10,904
Houston TX Airport System Rev.	5.500%	7/1/30 (4)	5,500	5,758
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	6,485	6,856
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	4,210	4,457
Houston TX GO	5.375%	3/1/13 (4)	6,500	6,876
Houston TX GO	5.500%	3/1/15 (4)	8,440	8,965
Houston TX GO	5.500%	3/1/16 (4)	5,235	5,565
Houston TX Water & Sewer System Rev.	5.500%	12/1/16 (4)	7,000	7,518
Houston TX Water Conveyance System COP	6.800%	12/15/10 (2)	5,490	6,034
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15 (4)(Prere.)	3,055	3,425
North Texas Tollway Auth.
(Dallas North Tollway) System Rev.	5.000%	1/1/33 (2)	8,050	8,371
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	6.000%	5/15/09 (4)	3,945	4,110
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	6.000%	5/15/10 (4)	2,000	2,121
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	5.625%	5/15/17 (4)	7,425	7,583
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	5.625%	5/15/22 (4)	7,110	7,260

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Tarrant County TX Cultural Educ. Fac.
Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/36	20,000	20,576
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/20	22,500	24,759
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)	34,250	25,559
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	16,665	11,904
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	19,600	12,797
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	5.000%	8/15/42 (2)	25,000	25,931
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)	0.000%	1/1/10 (2)(ETM)	6,000	5,426
Texas Water Dev. Board GO	5.750%	8/1/32	10,380	11,121
Texas Water Dev. Board Rev.	5.500%	7/15/21	9,825	10,158
Texas Water Finance Assistance GO	5.750%	8/1/11 (Prere.)	1,880	2,029
Texas Water Finance Assistance GO	5.500%	8/1/24	7,850	8,125
Texas Water Finance Assistance GO	5.750%	8/1/26	3,715	3,986
				290,674
Washington (0.6%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/09 (1)	10,950	10,115
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/15 (1)	12,585	9,076
				19,191
West Virginia (1.2%)
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/11 (1)(ETM)	7,325	8,248
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/12 (1)(ETM)	7,840	9,043
West Virginia Hosp. Finance Auth. Rev.
(UTD Hosp. Center Inc. Project)	5.250%	6/1/41 (2)	18,830	20,295
				37,586
Total Municipal Bonds (Cost $3,085,513)				3,242,457
Other Assets and Liabilities (1.1%)
Other Assets—Note B				76,349
Liabilities				(41,169)
				35,180
Net Assets (100%)				3,277,637

Insured Long-Term Tax-Exempt Fund

At April 30, 2007, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	3,120,448
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	632
Unrealized Appreciation (Depreciation)
Investment Securities	156,944
Futures Contracts	(387)
Net Assets	3,277,637

Investor Shares—Net Assets
Applicable to 75,168,460 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	945,073
Net Asset Value Per Share—Investor Shares	$12.57

Admiral Shares—Net Assets
Applicable to 185,525,698 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,332,564
Net Asset Value Per Share—Admiral Shares	$12.57

•	See Note A in Notes to Financial Statements.
1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2007.
2	Securities with a value of $6,379,000 have been segregated as initial margin for open futures contracts.
3	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (90.4%)
Arizona (1.3%)
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11 (Prere.)	9,610	10,272
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	5,000	5,283
Scottsdale AZ IDA (Memorial Hosp.)	6.000%	9/1/12 (2)	4,000	4,108
Scottsdale AZ IDA (Memorial Hosp.)	6.125%	9/1/17 (2)	4,700	4,825
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,115	7,759
				32,247
California (10.5%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	5,000	1,772
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/14 (4)	2,500	2,857
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	4,300	4,557
California GO	6.250%	9/1/12	5,000	5,527
California GO	5.250%	11/1/21	2,000	2,149
California GO	5.125%	11/1/23	3,000	3,184
California GO	5.000%	8/1/25 (4)	6,645	7,045
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	6.250%	12/1/09 (Prere.)	5,000	5,381
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,221
California Public Works Board Lease Rev.
(Community College)	5.625%	3/1/16 (2)	11,370	11,502
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/27	10,405	10,958
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	5,000	5,442
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	10,000	10,942
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/12 (Prere.)	2,500	2,792
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	5,000	5,542
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/15 (2)	6,000	6,547
California State Econ. Recovery Bonds	5.000%	7/1/15	15,200	16,409
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	10,000	10,238
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	20,000	23,202
Golden State Tobacco Securitization Corp. California	5.000%	6/1/33	10,000	9,956
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31 (4)	12,500	13,220
Los Angeles CA USD GO	5.000%	7/1/25 (3)	10,000	10,626
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/07 (Prere.)	3,220	3,276
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/07 (Prere.)	4,345	4,421
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/11	1,780	1,811
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/12	2,405	2,447
San Bernardino County CA Medical Center COP	5.500%	8/1/24 (1)	11,295	11,310
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	18,000	23,549
San Diego CA USD GO	0.000%	7/1/13 (3)	7,160	5,642
San Diego CA USD GO	5.500%	7/1/27 (4)	20,000	23,603

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Public Power Auth. Rev.
(Transmission Project)	0.000%	7/1/14	8,500	6,350
Univ. of California Rev.	5.000%	5/15/33 (2)	5,000	5,222
				264,700
Colorado (2.5%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	20,000	21,434
Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	6,000	6,461
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (1)	10,000	7,785
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16 (1)	10,185	6,955
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	5,000	2,980
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20 (1)	15,165	8,621
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (1)	9,700	4,351
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (1)	10,000	3,564
				62,151
District of Columbia (0.1%)
District of Columbia GO	6.000%	6/1/11 (1)(ETM)	3,085	3,352

Florida (3.6%)
Florida Educ. System Fac. Rev.	5.000%	5/1/35 (1)	11,335	11,998
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12	7,000	7,391
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/24	2,000	2,059
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/25	1,500	1,543
Highlands County FL Health Rev.
(Adventist Health System)	5.250%	11/15/36	22,200	23,234
Key West FL Util. Board Election Rev.	5.000%	10/1/31 (1)	10,000	10,585
Orange County FL School Board COP	5.375%	8/1/07 (1)(Prere.)	2,355	2,388
Orange County FL School Board COP	5.375%	8/1/17 (1)	2,645	2,682
Orange County FL School Board COP	5.000%	8/1/31 (3)	9,000	9,511
Sunrise FL Util. System Rev.	5.500%	10/1/18 (2)	12,000	13,464
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.375%	12/1/30	6,000	6,405
				91,260
Georgia (3.8%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (3)	7,750	8,208
Atlanta GA Airport Fac. Rev.	5.875%	1/1/17 (3)	7,500	7,971
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22 (3)	10,000	11,104
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	8,350	10,064
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/30 (4)	15,000	18,349
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10 (ETM)	9,500	10,023
Fulton County GA COP	6.000%	11/1/15 (2)	4,815	5,210
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	10,305	11,097
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	6.250%	7/1/18	12,170	14,074
				96,100
Hawaii (0.8%)
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	3,220	3,445
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	2,860	3,060
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	12,980	14,064
				20,569
Illinois (4.5%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16 (3)	8,500	5,984
Chicago IL Board of Educ. GO	0.000%	12/1/13 (2)	5,000	3,864

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Board of Educ. GO	0.000%	12/1/14 (2)	5,000	3,705
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11 (ETM)	20,000	21,548
Chicago IL Neighborhoods Alive GO	5.750%	7/1/10 (3)(Prere.)	16,690	17,847
Chicago IL Neighborhoods Alive GO	5.500%	1/1/11 (3)(Prere.)	6,400	6,791
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	6,000	7,655
Chicago IL Skyway Toll Bridge	5.500%	1/1/11 (2)(Prere.)	8,750	9,362
Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,500	4,818
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10 (1)	6,000	6,346
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/14 (1)	16,100	11,912
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12 (1)	5,795	4,785
Will County IL Community School Dist.	0.000%	11/1/13 (4)	10,000	7,744
				112,361
Indiana (0.6%)
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11	14,505	15,443

Kansas (0.2%)
Wyandotte County Kansas City KS
Unified Govt. Util. System Rev.	5.000%	9/1/32 (4)	5,000	5,263

Kentucky (1.2%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	6,405	6,823
Kentucky Property & Building Comm. Rev.	5.375%	8/1/11 (4)(Prere.)	8,050	8,576
Kentucky Property & Building Comm. Rev.	5.375%	8/1/16 (4)	5,820	6,189
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33 (3)	5,000	5,276
				26,864
Louisiana (1.9%)
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18 (2)	5,000	5,335
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24 (3)	6,880	7,260
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25 (3)	5,000	5,273
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/27 (10)	6,970	7,379
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/28 (10)	2,500	2,647
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	9,855	10,520
Louisiana GO	5.500%	5/15/14 (3)	6,180	6,536
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	3,911
				48,861
Maryland (1.2%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (4)	6,100	7,103
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	15,691
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	7,500	8,244
				31,038
Massachusetts (8.0%)
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21	15,000	18,506
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29 (1)	3,085	3,670
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34	9,030	10,525
Massachusetts GO	5.375%	10/1/10 (Prere.)	10,000	10,520
Massachusetts GO	5.250%	8/1/22	5,000	5,653
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.700%	7/1/15	9,205	9,519
Massachusetts Health & Educ. Fac. Auth. Rev.
(Lahey Clinic Medical Center)	5.000%	8/15/30 (3)	7,460	7,852

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Port Auth. Rev.	5.000%	7/1/08 (Prere.)	3,500	3,588
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	13,160	13,918
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	7,295	7,922
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27 (3)	7,190	8,497
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/26	4,790	5,490
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/27	7,780	8,956
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/29	11,325	13,051
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	32,000	38,112
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31 (2)	21,000	22,309
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/31 (4)	10,000	11,554
				199,642
Michigan (3.2%)
Detroit MI Sewer System Rev.	5.750%	1/1/10 (3)(Prere.)	5,000	5,305
Detroit MI Sewer System Rev.	5.000%	7/1/13 (4)(Prere.)	7,755	8,293
Detroit MI Sewer System Rev.	5.125%	7/1/15 (1)(Prere.)	3,970	4,336
Detroit MI Sewer System Rev.	5.500%	7/1/29 (3)	18,000	21,324
Detroit MI Sewer System Rev.	5.000%	7/1/32 (4)	3,045	3,174
Detroit MI Sewer System Rev.	5.125%	7/1/33 (1)	6,030	6,392
Grand Rapids MI Tax Increment Rev.
(Downtown Project)	6.875%	6/1/24 (1)	7,500	7,784
Michigan Building Auth. Rev.	5.500%	10/15/16	5,500	5,885
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	9,250	9,975
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	7,980	8,605
				81,073
Missouri (0.8%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/16 (4)	4,195	4,464
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/26	15,000	16,008
				20,472
Nebraska (1.4%)
Omaha NE GO	5.250%	4/1/24	5,000	5,723
Omaha NE GO	5.250%	4/1/25	7,500	8,618
Omaha NE GO	5.250%	4/1/26	7,580	8,741
Omaha NE GO	5.250%	4/1/27	10,730	12,414
				35,496
Nevada (0.3%)
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	2,000	2,136
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11 (4)(Prere.)	5,000	5,345
				7,481
New Hampshire (1.0%)
Manchester NH General Airport Rev.	5.625%	1/1/10 (4)(Prere.)	23,000	24,114

New Jersey (4.8%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/28 (1)	10,680	12,611
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	20,000	24,393
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	10,000	10,523
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	10,000	11,812
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	9,000	10,685
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)	10,000	10,851
New Jersey Transp. Corp. COP	6.000%	9/15/10 (2)(Prere.)	13,000	13,931
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	5,000	5,658

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (3)	5,795	6,939
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	2,060	2,161
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	10,000	9,746
				119,310
New Mexico (1.0%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (1)	10,000	10,781
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,202
New Mexico Hosp. Equipment Loan Council Hosp.
System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	10,000	10,750
				24,733
New York (7.9%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/08 (3)	4,900	5,211
Babylon NY Waste Water Fac. GO	9.000%	8/1/09 (3)	2,800	3,113
Babylon NY Waste Water Fac. GO	9.000%	8/1/10 (3)	4,900	5,677
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26 (4)	4,200	4,688
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/35	18,690	21,385
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	4,675	4,916
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	6,165	7,311
New York City NY GO	5.250%	8/1/12	8,535	9,110
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/07 (Prere.)	3,500	3,543
New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/10 (Prere.)	265	287
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,600
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/25 (2)	10,000	11,775
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	7,500	8,783
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11	8,375	9,128
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/20	37,090	39,768
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/25 (1)	6,965	8,182
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/30	12,215	12,930
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	10,000	10,698
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (ETM)	10,000	12,118
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/22 (Prere.)	7,750	9,017
				198,240
North Carolina (1.7%)
North Carolina Eastern Muni. Power Agency Rev.	7.500%	1/1/10 (ETM)	4,935	5,359
North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/18 (ETM)	4,625	5,680
North Carolina GO	5.000%	3/1/20	5,000	5,321
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/22 (4)	6,500	6,966
North Carolina Medical Care Comm. Health Care Fac.
(Novant Health Obligated Group)	5.000%	11/1/34	15,000	15,551
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,220	1,314
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16	1,780	1,914
				42,105

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio (2.4%)
Cincinnati OH City School Dist. GO	5.250%	12/1/27 (3)	14,900	17,244
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/16	3,000	3,206
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/17	2,260	2,414
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,448
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. Hospitals Health System)	5.250%	1/15/46	10,000	10,456
Ohio Higher Educ. GO	5.000%	2/1/25	5,000	5,296
Ohio Water Dev. Auth. PCR	5.500%	6/1/21	4,000	4,627
Ohio Water Dev. Auth. PCR	5.500%	12/1/22	6,355	7,412
				59,103
Oregon (0.6%)
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.000%	5/1/22	14,880	15,477

Pennsylvania (4.2%)
Beaver County PA IDA PCR (First Energy) VRDO	4.020%	5/1/07 LOC	2,000	2,000
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/31	11,420	11,647
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,396
Pennsylvania GO	5.000%	1/1/25	20,000	21,301
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/26 (4)	24,105	25,672
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	20,000	21,886
Pittsburgh PA GO	5.250%	9/1/16 (3)	3,845	3,915
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (3)	10,000	11,200
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	1,725	1,882
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/21	610	652
				105,551
Puerto Rico (1.3%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/08 (4)(Prere.)	2,000	2,068
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14 (1)	2,000	2,065
Puerto Rico GO	5.000%	7/1/33	3,600	3,719
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/34 (2)	15,305	4,631
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/34	7,205	7,724
Puerto Rico Public Finance Corp.	6.000%	8/1/26	10,060	11,989
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	940	1,179
				33,375
South Carolina (2.5%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	20,000	21,411
Medical Univ. South Carolina Hosp. Auth.
Hosp. Fac. Rev.	6.375%	8/15/12 (Prere.)	7,750	8,738
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)	12,210	14,279
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)(ETM)	2,035	2,399

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	5,000	5,643
South Carolina Jobs Econ. Dev. Auth. Rev.
(Bon Secours Health System)	5.625%	11/15/30	10,000	10,581
				63,051
Tennessee (1.0%)
Shelby County TN Health Educ. & Housing
Fac. Board Rev. (St. Jude Children’s
Research Hospital)	5.000%	7/1/31	25,000	26,217

Texas (10.2%)
Austin TX Combined Util. System Rev.	0.000%	5/15/17 (3)	4,900	3,239
Austin TX Water & Wastewater System Rev.	5.000%	5/15/28 (1)	6,665	7,039
Brazos County TX Health Dev.
(Franciscan Service Corp.)	5.375%	1/1/22 (1)	5,750	5,876
Harris County TX GO	0.000%	10/1/14 (1)	5,550	4,128
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	2,735	2,908
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	4,105	4,365
Houston TX GO	5.750%	3/1/14 (4)	260	276
Houston TX GO	5.750%	3/1/15 (4)	265	281
Houston TX GO	5.750%	3/1/16 (4)	395	420
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/18 (2)	16,285	10,158
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/21 (2)	22,720	12,329
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	20,500	16,462
Lewisville TX Independent School Dist.	0.000%	8/15/16	5,630	3,852
Lewisville TX Independent School Dist.	0.000%	8/15/17	6,940	4,540
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	10	11
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11 (4)	12,605	13,281
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16 (4)	27,490	28,899
Round Rock TX Independent School Dist. GO	0.000%	8/15/11 (1)	5,000	4,236
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	11,435	12,046
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,678
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	15,500	16,423
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20	17,000	21,899
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)(ETM)	940	736
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)	38,730	30,172
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)(ETM)	335	241
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	16,405	11,718
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)(ETM)	800	526
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	39,170	25,575
Texas State Transp. Comm. First Tier	5.000%	4/1/25	3,220	3,422
				255,736
Utah (0.1%)
Intermountain Power Agency Utah Power Supply Rev.	5.750%	7/1/07 (1)(Prere.)	995	1,018
Intermountain Power Agency Utah Power Supply Rev.	5.750%	7/1/19 (1)	2,005	2,052
				3,070
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/10 (Prere.)	5,000	5,480

Virginia (1.6%)
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev.
(Medicorp Health System)	5.250%	6/15/37	16,755	17,533

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Auth. Educ. Fac. Rev.
(Washington & Lee Univ.)	5.750%	1/1/34	9,540	11,970
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/23	9,040	9,702
				39,205
Washington (1.5%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/14 (1)	5,000	3,763
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/17 (1)	11,685	7,688
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/18 (1)	10,000	6,271
Port of Seattle WA Rev.	5.625%	8/1/10 (1)(Prere.)	7,735	8,175
Washington GO	5.625%	7/1/10 (Prere.)	7,030	7,431
Washington GO	6.750%	2/1/15	3,450	3,933
				37,261
West Virginia (0.4%)
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/14 (1)(ETM)	8,975	10,768

Wisconsin (2.1%)
Wisconsin Clean Water Rev.	6.875%	6/1/11	20,500	22,329
Wisconsin GO	5.750%	5/1/11 (Prere.)	10,000	10,756
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health)	5.000%	11/15/36	20,000	20,737
				53,822
Total Municipal Bonds (Cost $2,149,786)				2,270,991
			Shares
Temporary Cash Investment (8.4%)
[1] Vanguard Municipal Cash Management Fund
(Cost $211,865)	3.833%		211,864,801	211,865
Total Investments (98.8%) (Cost $2,361,651)				2,482,856
Other Assets and Liabilities (1.2%)
Other Assets—Note B				38,034
Liabilities				(8,333)
				29,701
Net Assets (100%)				2,512,557

Long-Term Tax-Exempt Fund

At April 30, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	2,400,967
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(9,615)
Unrealized Appreciation	121,205
Net Assets	2,512,557

Investor Shares—Net Assets
Applicable to 58,315,859 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	656,785
Net Asset Value Per Share—Investor Shares	$11.26

Admiral Shares—Net Assets
Applicable to 164,773,545 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,855,772
Net Asset Value Per Share—Admiral Shares	$11.26

•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (97.6%)
Alabama (1.2%)
Alabama Special Care Fac. Financing Auth.
Birmingham Rev. (Ascension Health)	5.000%	11/15/39	29,855	30,875
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/24	3,000	3,283
Courtland AL Dev. Board Solid Waste Disposal Rev.
(Champion International Corp.)	6.700%	11/1/29	9,500	10,065
Courtland AL Dev. Board Solid Waste Disposal Rev.
(International Paper Co.)	5.200%	6/1/25	10,000	10,359
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28	17,000	17,321
				71,903
Arizona (2.0%)
Arizona Health Fac. Auth. Rev.
(Beatitudes Campus Project)	4.750%	10/1/10	4,250	4,253
Arizona Health Fac. Auth. Rev.
(Beatitudes Campus Project)	5.200%	10/1/37	7,000	7,044
Chandler AZ IDA Rev. (Intel Corp. Project) PUT	4.375%	12/1/10	17,500	17,740
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.250%	7/1/32	15,200	16,020
Maricopa County AZ Pollution Control Corp. PCR
(Southern California Edison Co.) PUT	2.900%	3/2/09	16,500	16,114
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.750%	7/1/15 (3)	5,290	5,306
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.750%	7/1/16 (3)	5,595	5,612
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/17 (3)	5,915	5,933
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/19 (3)	6,630	6,650
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/20 (3)	6,770	6,791
Univ. of Arizona Board of Regents	6.200%	6/1/16	26,660	30,374
				121,837
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/15 (1)	3,450	3,919

California (11.7%)
ABAG Finance Auth. for Non-Profit Corp.
California Multifamily Rev.
(Housing Archstone Redwood)	5.300%	10/1/08	10,000	10,193
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	10,700	11,339
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	1,670	1,802
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	830	896
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.500%	12/1/15	4,170	4,480
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.500%	12/1/17	8,330	8,957
California GO	5.000%	8/1/23 (4)	20,000	21,248
California GO	5.125%	2/1/25	13,975	14,837
California GO	5.500%	2/1/25	25,000	29,002
California Housing Finance Agency
Home Mortgage Rev.	5.500%	2/1/42	26,370	27,865
California Housing Finance Agency
Home Mortgage Rev. VRDO	4.080%	5/1/07	2,800	2,800
California PCR Financing Auth. Solid Waste
Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	32,155	34,167
California PCR Financing Auth. Solid Waste
Disposal Rev. (Waste Management)	5.400%	4/1/25	3,000	3,160

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California PCR Financing Auth. Solid Waste
Disposal Rev. (Waste Management)	5.000%	7/1/27	6,185	6,288
[1] California PCR Financing Auth. Solid Waste
Disposal Rev. (Waste Management) PUT	4.850%	11/30/07	7,000	7,021
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/21	7,675	8,103
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22	5,000	5,268
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23	2,870	3,020
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/19	7,000	7,656
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (1)	25,000	27,133
California State Econ. Recovery Bonds	5.250%	7/1/12	10,000	10,742
California State Econ. Recovery Bonds	5.250%	7/1/14	30,000	32,844
California State Univ. Rev. Systemwide	5.000%	11/1/20 (2)	20,995	22,489
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Oak Ridge) PUT	5.300%	6/1/08	5,650	5,733
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/River Meadows) PUT	5.300%	6/1/08	5,000	5,073
California Statewide Community Dev. Auth.
Rev. (Irvine Apartments) PUT	5.050%	5/15/08	2,500	2,527
California Statewide Community Dev. Auth.
Rev. (Irvine Apartments) PUT	5.100%	5/17/10	22,000	22,524
California Statewide Community Dev. Auth.
Rev. (Irvine Apartments) PUT	5.250%	5/15/13	37,785	38,755
California Statewide Community Dev. Auth.
Rev. (Kaiser Permanente)	5.250%	3/1/45	75,000	78,669
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27	20,000	21,293
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/29	2,170	2,205
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35	2,715	2,760
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/28 (1)	25,000	24,548
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	20,885	22,258
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	7,000	7,724
Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/26	750	768
Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/36	2,000	2,053
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/17	905	944
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/20	905	961
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/24	905	942
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/28	3,625	3,777
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/34	2,720	2,826
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24 (4)	11,175	11,883
Northstar Community Services Dist. CA
Special Tax Community Fac. Dist.	5.000%	9/1/37	15,000	15,137
Poway CA USD Special Tax Community Fac. Dist.	5.250%	9/1/36	5,235	5,375
Roseville CA North Central Roseville
Community Fac. Dist.	5.400%	9/1/08	1,855	1,875
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	19,000	21,777
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	15,390
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	32,994
San Diego CA USD GO	5.500%	7/1/19 (1)	10,140	11,562
San Diego CA USD GO	5.500%	7/1/21 (1)	12,725	14,639
San Diego CA USD GO	5.500%	7/1/23 (1)	7,500	8,703
San Francisco CA City & County COP
(San Bruno Jail)	5.250%	10/1/33 (2)	10,000	10,368
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/09 (1)	3,000	2,818

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/25 (1)	12,900	5,938
Santa Margarita CA Water Dist. Special Tax
Community Fac. Dist. No. 99-1	6.000%	9/1/30	3,000	3,193
				709,302
Colorado (3.4%)
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.250%	9/1/11 (Prere.)	10,000	10,586
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (ETM)	7,775	8,308
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	8,200	8,762
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,130	5,482
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,215	5,573
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,000	3,206
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	4.500%	9/1/38	25,000	24,303
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.000%	9/1/41	30,000	31,062
Colorado Health Fac. Auth. Rev.
(Christian Living Communities)	5.750%	1/1/26	1,000	1,052
Colorado Health Fac. Auth. Rev.
(Christian Living Communities)	5.750%	1/1/37	2,250	2,357
Colorado Health Fac. Auth. Rev.
(Covenant Retirement Community Inc.)	5.250%	12/1/25	15,500	16,141
Denver CO City & County Single Family Mortgage Rev.	4.700%	12/1/39	6,098	6,505
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/08 (1)	14,000	13,317
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/09 (1)	16,195	14,822
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (1)	7,185	6,318
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12 (1)	26,795	21,725
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (1)	5,000	3,893
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14 (1)	8,000	5,974
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (1)	5,000	3,574
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18 (1)	5,000	3,115
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/25 (4)	10,000	9,179
				205,254
Connecticut (1.5%)
Connecticut Dev. Auth. PCR
(Connecticut Power & Light)	5.850%	9/1/28	35,250	36,826
Connecticut Dev. Auth. PCR
(Connecticut Power & Light) PUT	3.350%	10/1/08 (2)	8,000	7,936
Connecticut GO	5.375%	4/15/12 (Prere.)	10,000	10,743
Connecticut GO	5.375%	4/15/12 (Prere.)	5,000	5,381
Connecticut GO	5.375%	4/15/12 (Prere.)	7,180	7,713
Connecticut GO	5.375%	4/15/12 (Prere.)	5,000	5,381
Connecticut GO	5.375%	11/15/12 (Prere.)	5,000	5,421
Connecticut GO	5.375%	11/15/12 (Prere.)	5,000	5,421
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.250%	11/1/08 (4)(Prere.)	5,880	6,078
				90,900

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware (0.1%)
Delaware Housing Auth. Single Family Mortgage Rev.	5.875%	1/1/38	5,000	5,357

District of Columbia (1.0%)
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/30 (2)	12,815	13,734
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/09 (3)	6,795	6,906
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/10 (3)	7,270	7,388
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/13 (1)	2,500	2,672
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/16 (1)	2,775	2,961
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/17 (1)	2,000	2,131
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/18 (1)	2,000	2,130
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/27 (1)	24,000	25,545
				63,467
Florida (5.4%)
Beacon Lakes FL Community Dev.	6.900%	5/1/35	17,875	19,546
Brevard County FL School Board COP	5.000%	7/1/27 (2)	12,895	13,637
Broward County FL School Board COP	5.375%	7/1/11 (4)(Prere.)	8,240	8,768
East Homestead Community Dev. Dist.
Florida Special Assessment Rev.	5.000%	5/1/11	3,935	3,943
Escambia County FL Environmental Improvement Rev.	5.750%	11/1/27	6,000	6,377
Florida Housing Finance Agency Rev.	5.750%	1/1/37	30,000	32,027
Florida Housing Finance Corp. Rev.
(Homeowner Mortgage)	5.750%	1/1/37	14,000	15,025
Highlands County FL Health Rev.
(Adventist Health System)	5.250%	11/15/36	14,800	15,489
Hillsborough County FL IDA
(Tampa General Hosp. Project)	5.250%	10/1/34	5,185	5,341
Hillsborough County FL IDA
(Tampa General Hosp. Project)	5.000%	10/1/36	7,000	7,110
Hillsborough County FL IDA
(Tampa General Hosp. Project)	5.250%	10/1/41	10,000	10,360
Jacksonville FL Econ. Dev. Community
Health Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/36	14,400	15,017
Landmark at Doral Community Dev. Dist.
Florida Special Assessment	5.200%	5/1/15	6,680	6,702
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.750%	11/15/09 (Prere.)	1,475	1,557
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.750%	11/15/09 (Prere.)	1,000	1,056
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.125%	11/15/36	2,500	2,548
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35	84,000	87,966
Miami-Dade County FL Aviation–
Miami International Airport	5.000%	10/1/38 (11)	8,770	9,149
Miami-Dade County FL School Board COP	5.250%	10/1/18 (3)	7,915	8,541
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.	5.850%	8/1/09 (Prere.)	1,575	1,632
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.	6.000%	8/1/09 (Prere.)	2,000	2,114
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare)	5.375%	7/1/20	1,100	1,106
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare)	5.700%	7/1/26	1,000	1,030
Orlando FL Special Assessment Rev.
(Conroy Road Interchange)	5.500%	5/1/10	535	538

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orlando FL Special Assessment Rev.
(Conroy Road Interchange)	5.800%	5/1/26	3,000	3,068
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17 (ETM)	2,200	2,609
Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (1)(ETM)	2,340	2,574
Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (1)	7,220	7,896
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (1)(ETM)	2,060	2,322
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (1)	6,440	7,208
Palm Glades Comm. Dev. Dist.
(Florida Supplemental Assessment)	4.850%	8/1/11	2,710	2,682
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.375%	12/1/30	18,000	19,216
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/15 (3)	1,180	1,299
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/16 (3)	1,720	1,908
Wentworth Estates Community Dev. FL
Special Assessment	5.125%	11/1/12	3,275	3,280
				330,641
Georgia (1.6%)
Cartersville GA Water & Waste Water Fac.
(Anheuser-Busch Cos., Inc.)	7.400%	11/1/10	5,000	5,541
Dalton County GA Dev. Auth.
(Hamilton Health Care System)	5.500%	8/15/17 (1)	5,000	5,424
Fulton County GA Residential Care Fac.
(Canterbury Court)	6.125%	2/15/34	2,000	2,113
Georgia Housing Finance Auth. Rev.	5.000%	12/1/26	4,750	4,850
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)(ETM)	845	1,003
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)	4,060	4,722
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)(ETM)	95	111
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/18	5,000	5,369
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/19	15,000	16,127
Muni. Electric Auth. Georgia Subordinate Bonds
Project One PUT	5.000%	1/1/09 (2)	27,300	27,855
Richmond County GA Dev. Auth.
Environmental Improvement Rev.	5.750%	11/1/27	3,000	3,171
Winder-Barrow County GA Joint Dev.
Auth. Solid Waste Disposal Rev.
(Republic Services Inc.) VRDO	4.310%	5/7/07	23,800	23,800
				100,086
Guam (0.1%)
Guam Govt. Waterworks Auth.
Water & Wastewater System Rev.	6.000%	7/1/25	2,000	2,192
Guam Govt. Waterworks Auth.
Water & Wastewater System Rev.	5.875%	7/1/35	5,000	5,377
				7,569
Hawaii (1.4%)
Hawaii GO	5.000%	7/1/19 (2)	14,055	15,056
Hawaii GO	5.000%	7/1/20 (2)	14,850	15,854
Hawaii Harbor Capital Improvement Rev.	5.500%	7/1/27 (1)	18,500	18,912
Honolulu HI City & County GO	5.250%	7/1/12 (3)	4,950	5,303
Honolulu HI City & County GO	5.250%	7/1/20 (3)	15,360	16,742
Honolulu HI City & County GO	5.000%	7/1/22 (3)	8,115	8,635
Honolulu HI City & County Waste Water GO	0.000%	7/1/17 (3)	6,000	3,953
Honolulu HI City & County Waste Water GO	0.000%	7/1/18 (3)	2,000	1,258
				85,713

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho (0.0%)
Madison County ID Hosp. Rev.	5.250%	9/1/37	1,650	1,693

Illinois (2.8%)
Chicago IL GO	0.000%	1/1/26 (1)	10,550	9,614
Chicago IL GO	0.000%	1/1/27 (1)	10,075	9,185
Chicago IL Midway Airport Rev.	5.500%	1/1/14 (4)	6,410	6,781
Chicago IL Midway Airport Rev.	5.500%	1/1/15 (4)	4,760	5,047
Chicago IL Midway Airport Rev.	5.500%	1/1/16 (4)	7,135	7,553
Chicago IL Midway Airport Rev.	5.500%	1/1/17 (4)	7,525	7,953
Chicago IL Midway Airport Rev.	5.500%	1/1/18 (4)	7,940	8,389
Chicago IL Public Building Comm. GO	7.000%	1/1/15 (1)(ETM)	6,560	7,307
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	10,000	12,759
Chicago IL Skyway Toll Bridge	5.500%	1/1/11 (2)(Prere.)	20,000	21,398
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)	5.050%	1/1/10	9,750	9,922
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/43	20,500	22,278
Illinois Finance Auth. Rev. (Smith Village Project)	6.125%	11/15/25	7,635	8,050
Illinois Finance Auth. Rev.
(Tabor Hills Supportive Living)	5.250%	11/15/36	3,000	3,056
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35	4,000	4,101
Illinois Health Fac. Auth. Rev.
(Centegra Health System)	5.100%	9/1/11 (2)	3,105	3,187
Illinois Health Fac. Auth. Rev.
(Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,565
Illinois Sales Tax Rev.	5.500%	6/15/16 (3)	3,000	3,363
Illinois Sales Tax Rev.	5.750%	6/15/19 (3)	5,000	5,813
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	5.250%	6/15/42 (1)	10,000	10,611
				168,932
Indiana (2.4%)
Indiana Health & Educ. Fac. Financing Auth. Rev.
(Ascension Health Credit Group)	5.000%	11/15/39	46,395	47,996
Indiana Health Fac. Finance Auth. Rev.
(Ancilla System, Inc.)	7.375%	7/1/23 (ETM)	19,400	26,155
Indiana Office Building Comm. Rev.
(Capitol Complex)	6.900%	7/1/11	13,465	14,336
Indianapolis IN Airport Auth. Rev.
(Federal Express Corp.)	5.100%	1/15/17	21,000	22,157
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14	21,500	24,242
Vigo County IN Econ. Dev. Rev.
(Republic Services Inc.) VRDO	4.310%	5/7/07	10,000	10,000
				144,886
Iowa (0.4%)
Tobacco Settlement Financing Corp. Iowa Rev.	0.000%	6/1/34	25,000	25,585

Kansas (0.9%)
Olathe Kansas Senior Living Fac. Rev.
Catholic Care Campus Inc.	6.000%	11/15/26	2,000	2,133
Olathe Kansas Senior Living Fac. Rev.
Catholic Care Campus Inc.	6.000%	11/15/38	2,000	2,138
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/32	9,000	9,798
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/32	21,100	21,958
Salina KS Hosp. Rev. (Salina Regional Health)	4.500%	10/1/26	1,000	992
Salina KS Hosp. Rev. (Salina Regional Health)	4.625%	10/1/31	1,000	1,000

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Salina KS Hosp. Rev. (Salina Regional Health)	5.000%	10/1/36	825	851
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/36	13,000	13,301
				52,171
Kentucky (1.1%)
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.650%	1/1/17 (2)	8,000	8,170
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.700%	1/1/21 (2)	2,000	2,043
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/17 (1)	7,500	8,083
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	5,300	5,839
Kentucky Property & Building Comm. Rev.	5.250%	10/1/16 (4)	7,000	7,759
Kentucky Property & Building Comm. Rev.	5.000%	10/1/17 (2)	6,000	6,563
Kentucky Property & Building Comm. Rev.	5.250%	10/1/17 (4)	2,000	2,230
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.250%	1/1/11 (4)(Prere.)	6,000	6,316
Russell KY Rev. Bon Secours Health System	5.625%	11/15/30	16,000	16,914
				63,917
Louisiana (0.8%)
Calcasieu Parish LA IDR PCR
(Entergy Gulf States Inc.)	5.450%	7/1/10	5,000	5,029
East Baton Rouge LA Mortgage Fin. Auth.
Single Family Rev.	5.400%	4/1/38	3,000	3,168
Ernest N. Morial–New Orleans LA
Exhibit Hall Special Tax	5.000%	7/15/25 (2)	27,000	28,273
Louisiana Housing Finance Agency
Single Family Mortgage Rev. Home Ownership	5.950%	6/1/38	10,000	10,874
				47,344
Maine (0.2%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/19	9,250	9,783

Maryland (2.8%)
Maryland Dept. of Housing & Community Dev. Rev.	5.750%	3/1/41	13,265	14,118
Maryland Econ. Dev. Corp.
(Chesapeake Bay Conference Center)	7.750%	12/1/09 (Prere.)	25,000	27,682
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	5.000%	12/1/16	3,000	3,069
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	5.000%	12/1/31	12,000	12,127
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	5.250%	12/1/31	2,000	2,051
Maryland Health & Higher Educ. Fac. Auth. Rev.
(King Farm Presbyterian Community)	4.750%	1/1/13	10,000	10,019
Maryland Health & Higher Educ. Fac. Auth. Rev.
(King Farm Presbyterian Community)	5.000%	1/1/17	11,500	11,550
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (4)	30,000	34,933
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	15,000	16,489
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.750%	7/1/21	3,930	4,165
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.000%	7/1/22	3,000	3,254
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/28	8,070	8,341

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.000%	7/1/32	6,500	7,010
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/34	15,500	15,901
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev.
(Our Lady of Good Counsel School)	5.500%	5/1/20	420	443
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev.
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	2,148
				173,300
Massachusetts (3.1%)
Massachusetts Dev. Finance Agency Resource
Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/09	2,000	2,124
Massachusetts GO	5.250%	8/1/22 (1)	25,000	28,326
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.700%	7/1/15	22,500	23,269
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	5.000%	7/15/35	15,110	15,648
Massachusetts Health & Educ. Fac. Auth.
Rev. (Univ. of Massachusetts Memorial
Health Care Inc.)	6.500%	7/1/11	6,900	7,266
Massachusetts Health & Educ. Fac. Auth.
Rev. (Univ. of Massachusetts Memorial
Health Care Inc.)	6.625%	7/1/32	17,000	18,533
*Massachusetts Ind. Finance Agency Solid Waste
Disposal Rev. (Massachusetts Paper Co.)	8.500%	11/1/12	5,098	5
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/15 (1)	7,535	8,038
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	15,000	16,727
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/20	13,920	15,340
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	43,700	52,047
				187,323
Michigan (1.2%)
Delta County MI Econ. Dev. Corp. Rev.
(Mead Westvaco)	6.250%	4/15/12 (Prere.)	11,000	12,244
Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System)	5.250%	11/15/32	5,000	5,280
Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System)	5.250%	11/15/46	55,000	57,718
				75,242
Minnesota (1.2%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.000%	5/1/30	3,000	3,108
Minneapolis & St. Paul MN Metro. Airport	5.200%	1/1/08 (2)(Prere.)	7,000	7,140
Minneapolis MN Health Care System
(Allina Health System)	6.000%	11/15/23	7,000	7,588
Minneapolis MN Health Care System
(Allina Health System)	5.750%	11/15/32	39,000	41,722
Rochester MN Health Care Fac. Rev.
(Mayo Foundation)	5.375%	11/15/18	8,850	9,070
Rochester MN Health Care Fac. Rev.
(Mayo Foundation)	5.500%	11/15/27	4,500	4,616
				73,244

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni.
Energy Agency Rev.	5.000%	3/1/31 (10)	11,365	11,961
Mississippi Home Corp. Single Family Rev.	5.500%	6/1/38	4,000	4,270
				16,231
Missouri (1.4%)
Missouri Dev. Finance Board Infrastructure Fac.
Branson Landing Rev.	5.000%	6/1/35	4,000	4,129
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Mission Health System)	5.375%	11/15/16 (1)	7,000	7,148
Missouri Housing Dev. Corp. Single Family
Mortgage Rev.	6.050%	3/1/37	12,500	13,461
Missouri Housing Dev. Corp. Single Family
Mortgage Rev.	6.000%	3/1/38	4,600	5,034
[2] Missouri Housing Dev. Corp. Single Family
Mortgage Rev.	5.600%	9/1/38	8,500	9,170
Missouri Jt. Muni. Electric Util. Comm.
Power Project Rev. Plum Point Project	5.000%	1/1/28 (1)	5,000	5,299
St. Louis MO Airport Rev. Lambert–
St. Louis International Airport	5.500%	7/1/27 (1)	10,000	11,771
St. Louis MO Airport Rev. Lambert–
St. Louis International Airport	5.500%	7/1/28 (1)	10,000	11,795
St. Louis MO Airport Rev. Lambert–
St. Louis International Airport	5.500%	7/1/29 (1)	6,000	7,089
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37	11,000	11,635
				86,531
Montana (0.1%)
Montana Board Housing
(Single Family Mortgage) Rev.	5.750%	12/1/37	6,500	6,908

Nebraska (1.2%)
Central Plains Energy Project Nebraska
Gas Project No. 1	4.098%	12/1/17	22,305	22,327
Lancaster County NE Hosp. Auth. Rev.
(BryanLGH Medical Center)	5.250%	6/1/11 (2)(Prere.)	5,500	5,820
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/16	21,345	22,634
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/17	22,370	23,666
				74,447
Nevada (1.0%)
Clark County NV Airport Improvement Rev.	5.000%	7/1/08	8,000	8,108
Clark County NV PCR
(Southern California Edison Co.) PUT	3.250%	3/2/09	12,500	12,292
Henderson NV Health Care Fac. Rev.
(Catholic Healthcare West)	5.250%	7/1/31	21,750	22,851
Washoe County NV Water Fac. Rev.
(Sierra Pacific Power Co.) PUT	5.000%	7/1/09	15,000	15,151
				58,402
New Hampshire (0.3%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.500%	2/1/09	20,925	20,717

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey (8.6%)
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	6.850%	12/1/09	5,000	5,335
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	7.000%	12/1/09	1,500	1,601
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/19	2,000	2,046
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.000%	1/1/29	7,500	7,635
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/29	2,000	2,040
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/29	10,000	10,180
New Jersey Econ. Dev. Auth. Retirement
Community Rev. (Seabrook Village Inc.)	5.250%	11/15/26	2,000	2,024
New Jersey Econ. Dev. Auth. Retirement
Community Rev. (Seabrook Village Inc.)	5.250%	11/15/36	2,000	2,012
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	20,000	21,639
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31	6,500	6,897
New Jersey Econ. Dev. Auth. Rev.
(Kapkowski Road Landfill–DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	2,250	2,596
New Jersey Econ. Dev. Auth. Rev.
(Kapkowski Road Landfill–DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	30,500	35,190
New Jersey Econ. Dev. Auth. Rev.
(Lions Gate Project)	5.000%	1/1/15	825	840
New Jersey Econ. Dev. Auth. Rev.
(Lions Gate Project)	5.750%	1/1/25	710	738
New Jersey Econ. Dev. Auth. Rev.
(Lions Gate Project)	5.875%	1/1/37	1,230	1,288
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/24 (1)	18,055	20,595
New Jersey Econ. Dev. Auth. Rev.
(Presbyterian Home at Montgomery)	6.375%	11/1/31	10,000	10,610
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19 (2)	25,000	28,768
New Jersey Econ. Dev. Auth. Special Fac. Rev.
(Continental Airlines, Inc.)	6.625%	9/15/12	14,000	14,900
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	12,610	13,683
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (ETM)	2,390	2,598
New Jersey Transit Corp. Capital GAN	5.500%	2/1/09 (2)	61,405	61,492
New Jersey Transp. Corp. COP	5.750%	9/15/15	26,620	28,900
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	16,000	17,556
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	20,000	21,944
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (1)	79,000	91,166
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (3)	10,000	11,906
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22 (4)	16,630	17,736
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	32,495	23,449
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23	10,000	9,865
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	46,750	45,562
				522,791
New Mexico (1.6%)
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/25	22,550	24,020
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/26	8,000	8,515
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	11,000	11,740
New Mexico Hosp. Equipment Loan Council Hosp.
System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	27,550	29,617

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico Mortgage Finance Auth.
Single Family Mortgage	5.600%	7/1/38	9,500	10,153
New Mexico Mortgage Finance Auth.
Single Family Mortgage	5.300%	1/1/39	6,500	6,882
Univ. of New Mexico Univ. Rev.	5.000%	7/1/32 (4) (7)	3,500	3,661
				94,588
New York (8.2%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	5,000	5,588
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	3,745	4,181
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	5,023
Essex County NY IDA Solid Waste Disposal Rev.
(International Paper)	5.200%	12/1/23	2,750	2,846
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/35	22,000	25,172
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/12 (4)	10,000	8,241
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	18,000	21,345
Metro. New York Transp. Auth. Rev. (Service Contract)	7.375%	7/1/08 (ETM)	8,685	8,880
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/14	15,460	17,044
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/15	28,165	31,332
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18 (2)	5,000	5,723
New York City NY GO	5.000%	3/1/21	29,500	31,141
New York City NY GO	5.000%	3/1/22	30,975	32,656
New York City NY GO	5.000%	4/1/30	12,500	13,116
New York City NY IDA Special Fac. Rev.	5.500%	1/1/17	3,250	3,549
New York City NY IDA Special Fac. Rev.	5.500%	1/1/18	3,500	3,806
New York City NY IDA Special Fac. Rev.	5.500%	1/1/19	4,500	4,884
New York City NY IDA Special Fac. Rev.	5.500%	1/1/20	4,000	4,344
New York City NY IDA Special Fac. Rev.	7.750%	8/1/31	15,000	18,102
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35 (1)	24,635	25,770
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/10	3,925	4,147
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/34	5,000	5,188
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/17 (4)	8,000	8,647
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/19 (2)	10,000	11,447
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/22 (4)	5,500	5,876
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13	13,380	15,930
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.900%	11/1/10 (1)	7,535	7,733
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.000%	11/1/11 (1)	6,780	6,966
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.100%	11/1/12 (1)	8,445	8,684
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	20,000	23,069
Niagara County NY IDA Solid Waste
Disposal Rev. PUT	5.450%	11/15/12	16,000	16,710
Niagara County NY IDA Solid Waste
Disposal Rev. PUT	5.550%	11/15/13	12,500	13,105

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Niagara County NY IDA Solid Waste
Disposal Rev. PUT	5.625%	11/15/14	3,000	3,139
Port Auth. of New York & New Jersey Rev.	6.000%	10/15/32 (1)	8,725	8,897
Port Auth. of New York & New Jersey Special
Obligation Rev. (JFK International Airport)	6.250%	12/1/08 (1)	4,000	4,147
Suffolk County NY IDA Continuing Care
Retirement Rev. (Jeffersons Ferry Project)	5.000%	11/1/28	2,000	2,036
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/17 (ETM)	10,000	11,107
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18	15,000	16,116
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20 (1)	10,000	11,591
Triborough Bridge & Tunnel Auth. New York Rev.
(Convention Center Project)	7.250%	1/1/10	6,595	6,938
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25	11,500	11,900
Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30	20,000	20,603
				496,719
North Carolina (3.2%)
North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.)	5.250%	10/1/11 (Prere.)	28,355	30,143
North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.)	5.250%	10/1/39	6,645	6,978
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	17,455	18,697
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	6,000	6,515
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/15	8,000	8,561
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/16	3,000	3,209
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/17	2,000	2,140
North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/18 (ETM)	6,665	8,185
North Carolina Housing Finance Agency
Homeownership Rev.	5.500%	1/1/38	4,000	4,223
North Carolina Housing Finance Agency
Homeownership Rev.	5.500%	7/1/38	9,000	9,551
North Carolina Medical Care Comm. Health
Care Fac. (Novant Health Obligated Group)	5.000%	11/1/39	15,000	15,504
North Carolina Medical Care Comm. Health
Care Fac. (Pennbyrn)	6.125%	10/1/35	12,500	13,262
North Carolina Medical Care Comm. Health
Care Fac. (Presbyterian Homes)	6.875%	10/1/10 (Prere.)	4,000	4,391
North Carolina Medical Care Comm. Health
Care Fac. (Presbyterian Homes)	7.000%	10/1/10 (Prere.)	15,000	16,688
North Carolina Medical Care Comm. Health
Care Fac. (Salemtowne)	5.000%	10/1/23	1,850	1,879
North Carolina Medical Care Comm. Health
Care Fac. (Salemtowne)	5.100%	10/1/30	1,155	1,166
North Carolina Medical Care Comm. Health
Systems Rev. (Mission Health Combined Group)	4.250%	10/1/29	21,000	20,063
North Carolina Medical Care Comm.
Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/27	2,750	2,841
North Carolina Medical Care Comm.
Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/33	3,000	3,080
North Carolina Medical Care Comm.
Retirement Fac. Rev. (United Methodist
Retirement Home)	7.250%	10/1/09 (Prere.)	13,000	14,070
North Carolina Muni. Power Agency Rev.	5.500%	1/1/15 (1)	3,500	3,880
				195,026

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northern Mariana Islands (0.2%)
[3] Northern Mariana Islands GO	7.375%	6/1/30	10,500	11,593

Ohio (1.8%)
Montgomery County OH Hosp. Fac. Rev.
(Grandview Hosp.)	5.750%	12/1/07 (9)(ETM)	3,300	3,337
Montgomery County OH Hosp. Fac. Rev.
(Grandview Hosp.)	5.350%	12/1/08 (9)(ETM)	4,615	4,729
Montgomery County OH Hosp. Fac. Rev.
(Grandview Hosp.)	5.400%	12/1/09 (9)(ETM)	3,850	4,004
Ohio Common Schools PUT	2.450%	9/14/07	7,400	7,352
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/41	21,000	21,797
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. Hospitals Health System)	5.250%	1/15/46	20,000	20,912
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.850%	11/1/07	15,465	15,471
Ohio Water Dev. Auth. PCR	5.500%	12/1/21	10,440	12,120
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.)	5.350%	11/1/08 (Prere.)	2,500	2,584
Scioto County OH Marine Terminal Fac.
(Norfolk Southern Corp.)	5.300%	8/15/13	14,750	15,171
				107,477
Oklahoma (1.2%)
Oklahoma County OK Finance Auth. Rev.
Retirement Fac.	6.125%	11/15/25	2,000	2,057
Oklahoma County OK Finance Auth. Rev.
Retirement Fac.	6.000%	11/15/38	7,500	7,644
Oklahoma Housing Finance Agency Single Family
Mortgage Rev. Homeownership Loan Program	5.750%	9/1/36	6,955	7,421
Oklahoma Housing Finance Agency Single Family
Mortgage Rev. Homeownership Loan Program	5.800%	9/1/37	4,250	4,610
Oklahoma Housing Finance Agency Single Family
Mortgage Rev. Homeownership Loan Program	5.875%	9/1/37	6,250	6,779
[2] Oklahoma Housing Finance Agency Single Family
Mortgage Rev. Homeownership Loan Program	5.950%	9/1/37	9,000	9,851
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/20 (2)	4,250	4,537
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/21 (2)	4,510	4,808
Tulsa County OK Ind. Auth. Rev.
(St. Francis Health System)	5.000%	12/15/36	12,000	12,398
Tulsa OK Muni. Airport Transp. Rev.
(American Airlines) PUT	5.650%	12/1/08	15,500	15,655
				75,760
Oregon (0.2%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.250%	5/1/21	5,000	5,234
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.750%	12/1/20	1,595	1,694
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.750%	12/1/20 (ETM)	1,405	1,505
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.000%	5/1/32	3,000	3,102
				11,535
Pennsylvania (3.1%)
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	5.750%	1/1/11 (1)	6,000	6,376
Bucks County PA IDA Retirement Community Rev.
(Ann’s Choice)	6.250%	1/1/35	3,000	3,186

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System)	5.500%	8/15/23	27,700	31,146
Lebanon County PA Health Fac. Auth.
(Pleasant View Retirement)	5.125%	12/15/20	1,000	1,009
Lebanon County PA Health Fac. Auth.
(Pleasant View Retirement)	5.300%	12/15/26	500	509
Montgomery County PA IDA Auth. Retirement
Community Rev. (ACTS Retirement–
Life Communities Obligated Group)	5.000%	11/15/22	3,000	3,092
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14 (2)	6,000	6,386
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15 (2)	3,500	3,732
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18 (2)	10,500	10,749
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Reliant Energy Seward Project)	6.750%	12/1/36	10,000	11,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System)	5.000%	8/15/14 (2)	10,000	10,730
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	4.020%	5/1/07	26,400	26,400
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	10,000	10,763
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	21,500	24,120
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	4.228%	12/1/17	42,210	42,225
				191,423
Puerto Rico (3.1%)
Puerto Rico GO	5.000%	7/1/33	8,400	8,678
Puerto Rico Muni. Finance Agency	5.250%	8/1/18 (4)	23,570	26,399
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/24	17,040	18,563
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33	24,750	26,280
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/34	17,200	18,439
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/07	20,000	20,016
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12 (2)	33,000	34,841
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	34,000	36,352
				189,568
South Carolina (2.5%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/27	11,120	11,681
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/29	22,500	24,070
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/31	11,500	12,035
Charleston SC Educ. Excellence Financing Corp. Rev.
(Charleston County School Dist.)	5.250%	12/1/25	5,000	5,345
Greenville County SC School Dist. GO	5.000%	12/1/27	35,000	36,907
Greenville County SC School Dist. GO	5.000%	12/1/28	12,480	13,140
Lancaster County SC Assessment Rev.	5.450%	12/1/37	1,650	1,678
Richland County SC (International Paper)	6.100%	4/1/23	22,750	24,693
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10 (Prere.)	19,500	22,179
				151,728
Tennessee (4.2%)
Memphis TN Electric System Rev.	5.000%	12/1/16 (1)	40,000	42,514
Memphis-Shelby County TN Airport Auth. Rev.	5.050%	9/1/12	5,100	5,340
Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24 (2)	7,450	7,900
Metro. Govt. of Nashville & Davidson County TN
Electric Rev.	5.200%	5/15/23	17,000	17,546
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	10,865	11,662
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	9,235	9,912
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/15 (3)	4,070	4,360
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/16 (3)	4,310	4,621

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/19 (1)	8,395	8,961
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
(Northcrest Medical Center)	4.900%	8/1/08	1,300	1,301
Sullivan County TN Health & Housing Fac.
Board Hosp. Rev. Wellmont Health System	5.250%	9/1/26	3,500	3,628
Sullivan County TN Health & Housing Fac.
Board Hosp. Rev. Wellmont Health System	5.250%	9/1/36	12,000	12,438
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/14	25,370	26,979
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/15	30,495	32,541
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/19	25,865	27,743
Tennessee Housing Dev. Agency
(Homeownership Program)	5.750%	1/1/37	16,000	17,023
Tennessee Housing Dev. Agency
(Homeownership Program)	5.750%	7/1/37	20,000	21,353
				255,822
Texas (4.2%)
Bexar County TX Health Fac. Dev. Corp. Rev.
(Army Retirement Residence)	5.000%	7/1/27	1,000	1,025
Bexar County TX Health Fac. Dev. Corp. Rev.
(Army Retirement Residence)	5.000%	7/1/33	760	773
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.750%	12/1/18	5,000	5,246
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/08	35,200	35,521
Harris County TX GO	0.000%	10/1/13 (1)	9,630	7,478
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)(ETM)	1,735	1,819
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)	5,140	5,441
Harris County TX Hosp. Dist. Rev.	6.000%	2/15/14 (1)	13,985	14,856
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,353
Houston TX Water & Sewer System Rev.	0.000%	12/1/11 (2)	24,810	20,758
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	26,000	20,879
Lower Colorado River Auth. Texas PCR
(Samsung Austin Semiconductor LLC)	6.950%	4/1/30	12,350	13,379
Matagorda County TX Navigation Dist. PCR
(Centerpoint Energy)	5.600%	3/1/27	7,500	7,969
Mesquite TX Health Fac. Dev.
Christian Care Center Rev.	5.500%	2/15/25	2,100	2,192
Mesquite TX Health Fac. Dev.
Christian Care Center Rev.	5.625%	2/15/35	3,400	3,582
Mission TX Econ. Dev. Corp. Solid Waste
Disposal Rev. (Allied Waste Inc. Project)	5.200%	4/1/18	4,000	4,031
San Antonio TX Electric & Gas Rev.	5.000%	2/1/17 (ETM)	2,560	2,737
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,240	5,577
Texas A & M Univ. Rev. Financing System	5.000%	5/15/14	5,000	5,358
Texas A & M Univ. Rev. Financing System	5.000%	5/15/15	7,080	7,630
Texas A & M Univ. Rev. Financing System	5.000%	5/15/15	5,550	5,981
Texas A & M Univ. Rev. Financing System	5.000%	5/15/16	5,000	5,370
Texas A & M Univ. Rev. Financing System	5.000%	5/15/16	3,245	3,485
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/17	8,400	9,173
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/19	22,500	24,726
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)(ETM)	280	193
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/13	2,500	2,659
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/14	6,650	7,123

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)	0.000%	1/1/11 (2)(ETM)	7,000	6,088
Texas Water Finance Assistance GO	5.750%	8/1/31	21,395	22,922
				258,324
Virgin Islands (0.9%)
Virgin Islands Public Finance Auth. Rev.	5.500%	10/1/07	6,530	6,575
Virgin Islands Public Finance Auth. Rev.	6.000%	10/1/08	4,915	5,047
Virgin Islands Public Finance Auth. Rev.	5.200%	10/1/09	3,065	3,148
Virgin Islands Public Finance Auth. Rev.	5.750%	10/1/13	11,000	11,377
Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/18	19,000	19,674
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	10,000	10,859
				56,680
Virginia (2.2%)
Albemarle County VA IDA Residential Care Fac. Rev.
(Westminster-Canterbury Blue Ridge)	5.000%	1/1/31	1,250	1,262
[1] Alexandria VA Redev. & Housing Auth. Rev.
(Portals West)	7.250%	10/1/31	5,645	5,898
[1] Alexandria VA Redev. & Housing Auth. Rev.
(Portals West)	8.250%	4/1/32	475	510
Chesterfield County VA Mortgage Rev.
(Brandermill Woods)	6.500%	1/1/28	14,719	15,303
Henrico County VA Econ. Dev. (Bon Secours)	5.600%	11/15/30	7,600	8,033
Lynchburg VA IDA Healthcare Fac. Rev.
(Centra Health)	5.200%	1/1/08 (Prere.)	2,985	3,044
Lynchburg VA IDA Healthcare Fac. Rev.
(Centra Health)	5.200%	1/1/18	515	523
Norfolk VA Redev. Housing Auth. Rev.	6.000%	1/1/25	500	527
Norfolk VA Redev. Housing Auth. Rev.	6.125%	1/1/35	1,100	1,160
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	5.250%	8/15/07 (ETM)	4,600	4,620
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	5.250%	8/15/08 (Prere.)	6,000	6,237
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	5.500%	8/15/08 (Prere.)	24,000	25,024
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev.
(Medicorp Health System)	5.250%	6/15/37	40,000	41,857
[2] Tobacco Settlement Financing Corp. Virginia Rev.	0.000%	6/1/46	9,500	7,534
Virginia Beach VA Dev. Auth. Residential Care Fac.
Mortgage Rev. (Westminster Canterbury)	7.250%	11/1/09 (Prere.)	9,000	9,917
				131,449
Washington (0.8%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/10 (1)	19,550	17,348
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/11 (1)	11,400	9,716
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/12 (1)	19,650	16,073
Port of Seattle WA GO	5.000%	11/1/10 (4)	6,675	6,936
				50,073
West Virginia (0.5%)
Mason County WV PCR Appalachian
Power Co. Project	5.500%	10/1/22	20,000	21,022
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/13 (1)(ETM)	8,390	9,884
				30,906

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev.
(Beaver Dam Community Hosp.)	6.750%	8/15/34	3,500	3,823

Wyoming (0.3%)
Uinta County WY PCR (Amoco) PUT	2.250%	7/1/07	18,900	18,830
Total Municipal Bonds (Cost $5,728,602)				5,936,719
			Shares
Temporary Cash Investment (1.6%)
[4] Vanguard Municipal Cash Management Fund
(Cost $95,415)	3.833%		95,415,440	95,415
Total Investments (99.2%) (Cost $5,824,017)				6,032,134
Other Assets and Liabilities (0.8%)
Other Assets—Note B				98,273
Liabilities				(48,812)
				49,461
Net Assets (100%)				6,081,595

High-Yield Tax-Exempt Fund

At April 30, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	5,939,353
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(63,008)
Unrealized Appreciation (Depreciation)
Investment Securities	208,117
Futures Contracts	(2,867)
Net Assets	6,081,595

Investor Shares—Net Assets
Applicable to 183,638,570 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,991,782
Net Asset Value Per Share—Investor Shares	$10.85

Admiral Shares—Net Assets
Applicable to 377,073,933 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,089,813
Net Asset Value Per Share—Admiral Shares	$10.85

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security—interest payments in default.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of these securities was $13,429,000, representing 0.2% of net assets.

2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2007.
3	Securities with a value of $9,936,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

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Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2007 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F952 062007

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Municipal Bond Funds
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Municipal Bond Funds
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2007

Vanguard Municipal Bond Funds
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.